UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Intermediate Municipal Income

Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Municipal Income Fund	-1.50%	4.47%	3.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Municipal Income Fund, a class of the fund, on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Intermediate Municipal Income Fund: For the year, the fund's Retail Class shares returned -1.50%, while the Barclays® 1-17 Year Municipal Bond Index returned -1.05%. Before expenses, the fund performed in line with the index. Having less exposure to Puerto Rico bonds, which are exempt from federal, state and local income taxes nationwide, bolstered the fund's performance versus the benchmark. These securities were some of the muni market's worst performers. The fund's larger-than-benchmark stake in California state-backed bonds was helpful, as they drew strong demand from investors. The fund's larger exposure to state-backed Illinois bonds hurt, because the bonds performed poorly as state lawmakers remained engaged in political battles over pension and tax reform. Investors expressed deep concern about Illinois lawmakers' inability - until early December - to break through decades of political gridlock to address the inadequacies of the state's pension system, which is the worst funded in the nation. In terms of yield-curve positioning, having more exposure than the index to bonds with maturities of 20 years or longer, and less to intermediate-maturity bonds, was a definite negative. As interest rates moved higher, longer-term rates rose more than intermediate-term rates, leading to the outperformance of intermediate-maturity bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.66%
Actual		$ 1,000.00	$ 1,002.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.64%
Actual		$ 1,000.00	$ 1,001.90	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class B	1.27%
Actual		$ 1,000.00	$ 999.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class C	1.43%
Actual		$ 1,000.00	$ 997.90	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,003.20	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.89
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,003.90	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	13.8
California	13.7	15.3
New York	9.3	11.0
Florida	8.8	9.2
Texas	8.8	8.3
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	33.4
Health Care	16.3	14.7
Special Tax	10.8	11.5
Electric Utilities	9.6	9.9
Transportation	8.8	8.5
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.7	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.6	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 9.0%	AAA 9.2%
AA,A 76.0%	AA,A 76.6%
BBB 7.9%	BBB 6.6%
BB and Below 0.7%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,329
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,000
5.5% 1/1/22	2,300	2,300
		6,629
Arizona - 2.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,800
5% 10/1/17 (FSA Insured)	10,000	11,408
5% 10/1/18 (FSA Insured)	2,500	2,880
5.25% 10/1/20 (FSA Insured)	6,695	7,688
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,565
6% 1/1/27	1,400	1,532
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,641
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,443
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,332
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,811
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,743
5% 7/1/20	2,550	2,698
5% 7/1/21	1,505	1,589
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,107
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,228
Series 2011 C, 5% 7/1/21	1,000	1,165
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,536
5% 7/1/18	7,665	8,885
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (b)(c)	2,700	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,578
5% 7/1/25	2,000	2,184
Series 2012 A:
5% 7/1/22	500	568
5% 7/1/23	1,100	1,231
		98,312
California - 13.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,886
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,452
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,507
California Dept. of Wtr. Resources Series AI:
5% 12/1/20	5,000	5,948
5% 12/1/25	2,195	2,493
5% 12/1/29	4,865	5,330
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,002
Series 2004 A:
5% 7/1/15	4,775	4,888
5.25% 7/1/14	3,900	3,998
Series 2009 A:
5% 7/1/15	8,990	9,204
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,355
5% 7/1/18	4,510	5,286
5.25% 7/1/14	3,445	3,531
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,069
Series 2009 B, 5% 7/1/20	5,600	6,540
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,669
5% 9/1/21	6,115	7,087
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,180
5% 3/1/26	2,200	2,365
5% 6/1/27 (AMBAC Insured)	1,800	1,861
5.25% 12/1/33	110	112
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 5	$ 5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,301
5.5% 8/1/30	10,000	11,030
6% 3/1/33	12,375	14,209
6% 4/1/38	7,500	8,323
6% 11/1/39	35,800	40,019
6.5% 4/1/33	150	177
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,510
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	5,936
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,409
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,069
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,196
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,094
Series 2011 D, 5% 8/15/35	3,000	3,040
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,752
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,402
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,526
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,730
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,831
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,111
5% 11/1/24	1,000	1,095
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,416
5.25% 10/1/25	4,000	4,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	$ 15,275	$ 17,637
Series 2012 A:
5% 4/1/22	2,100	2,375
5% 4/1/23	5,000	5,547
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,747
5% 12/1/21	2,500	2,851
Series 2005 K, 5% 11/1/16	7,195	7,781
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,195
Series 2009 G1, 5.75% 10/1/30	2,100	2,314
Series 2009 I, 6.125% 11/1/29	1,300	1,502
Series 2010 A, 5.75% 3/1/30	4,100	4,559
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,040
Series 2009 A:
5.75% 11/1/25	5,000	5,655
5.75% 11/1/28	5,000	5,603
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,170
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	684
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (b)	14,800	14,794
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,061
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (b)	40,735	40,741
Series 2011 A2, 0.41%, tender 7/1/14 (b)	18,185	18,188
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,038
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,509
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16	1,000	1,003
5.75% 1/15/40	1,600	1,606
5.875% 1/15/27	1,000	1,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	$ 5,000	$ 5,113
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,522
Series 2010 C, 5.25% 8/1/39	3,700	3,939
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,497
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,568
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,770
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,513
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (b)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,129
5% 7/1/23	3,800	4,220
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,383
5% 7/1/20	2,000	2,278
5% 7/1/21	1,500	1,676
5% 7/1/22	2,250	2,471
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,628
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,607
Series 2013, 6.25% 8/1/28	1,860	2,037
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,342
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,564
Poway Unified School District Series B:
0% 8/1/36	12,950	3,633
0% 8/1/37	16,850	4,417
0% 8/1/38	4,650	1,141
0% 8/1/40	2,240	476
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,951
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	$ 700	$ 801
5.25% 7/1/21	700	800
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,282
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,144
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,340
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,410
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,451
5.25% 8/1/26	2,200	2,299
5.5% 8/1/20	2,000	2,246
Series 2009 B, 5% 8/1/18	7,355	8,195
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,771
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,661
5% 5/15/22	2,000	2,246
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	864
0% 7/1/39	7,200	1,722
0% 7/1/46	20,405	3,173
0% 7/1/47	13,000	1,903
Series 2008 E, 0% 7/1/49	4,500	587
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,466
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,149
0% 8/1/37	2,000	540
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,244
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,598
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 10,850
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,223
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,084
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	178
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,875
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,605
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	790
Series 2009 O, 5.25% 5/15/39	1,900	1,988
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,796
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,695
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,505
		624,446
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,086
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,526
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,633
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,149
5% 11/15/14 (Escrowed to Maturity)	60	62
Series 2006 F:
5% 11/15/14	420	437
5% 11/15/14 (Escrowed to Maturity)	935	973
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,108
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	$ 2,310	$ 2,451
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,294
Series 2010 A:
0% 9/1/35	2,000	533
0% 9/1/37	3,000	692
0% 9/1/38	3,760	809
		30,015
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,753
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,429
Series 2013 A:
0.2% 3/1/15 (b)	3,200	3,197
0.29% 3/1/16 (b)	1,400	1,394
0.4% 3/1/17 (b)	1,600	1,589
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,039
		24,401
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,937
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,680
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,023
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,229
		18,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,447
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,390
Series 2012 A:
5% 7/1/21	5,380	6,124
5% 7/1/22	5,000	5,636
5% 7/1/25	5,635	6,177
5% 7/1/26	24,585	26,689
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,580
Series 2011 A1, 5% 6/1/18	2,000	2,256
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,446
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,458
5% 12/1/23	2,245	2,458
5% 12/1/24	2,365	2,577
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,244
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,697
Series 2009 D, 5% 6/1/21	2,780	3,190
Series 2011 C:
5% 6/1/20	12,380	14,596
5% 6/1/22	10,000	11,543
Series 2011 E, 5% 6/1/24	5,000	5,681
Series A, 5.5% 6/1/38	1,800	1,941
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,761
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,690
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	4,861
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,714
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,283
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	$ 2,600	$ 2,957
5% 11/15/18	2,000	2,304
Series 2008 B, 6% 11/15/37	12,000	13,091
Series B:
5% 11/15/17	1,050	1,131
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	163
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,783
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,852
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,038
5% 9/1/22	2,270	2,464
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/14	4,810	4,863
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,215
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,448
5% 10/1/23	5,320	5,840
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,226
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,005
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,117
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,490
5.25% 6/1/24	3,750	3,933
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,075
5% 11/15/22	500	529
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,773
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,388
Series 2012 A:
5% 10/1/22 (c)	3,000	3,296
5% 10/1/24 (c)	10,000	10,445
5% 10/1/24	2,165	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	$ 2,250	$ 2,401
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,399
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,164
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,983
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,769
5% 8/1/15 (AMBAC Insured)	5,990	6,389
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,425
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,311
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,805
5.75% 10/1/43	1,850	1,880
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,032
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,898
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,881
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,324
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,291
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,755
5% 10/1/20	3,500	4,096
Series 2012 A:
5% 10/1/23	1,700	1,957
5% 10/1/25	900	1,009
Series 2013 A, 5% 10/1/24	4,800	5,523
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev.: - continued
Series 2011, 5% 10/1/24	$ 8,600	$ 9,541
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,920
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,488
Series 2013 A:
5% 7/1/25	2,000	2,193
5% 7/1/27	4,255	4,588
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,895
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,339
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,733
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,665
5% 10/1/18 (FSA Insured) (c)	10,515	11,832
5% 10/1/19 (FSA Insured) (c)	5,965	6,646
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	1,997
		402,251
Georgia - 3.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,542
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,208
1.2%, tender 4/1/14 (b)	1,000	1,001
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,806
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,653
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,828
6.125% 9/1/40	7,190	7,073
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,651
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009: - continued
5% 11/1/18	$ 6,000	$ 6,856
5% 11/1/19	3,000	3,449
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,638
5.25% 1/1/20	1,625	1,889
Series 2008 D, 5.75% 1/1/19	11,500	13,395
Series 2009 B, 5% 1/1/16	2,500	2,720
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,373
Series 2011 A, 5% 1/1/21	9,000	10,224
Series GG:
5% 1/1/22	3,000	3,416
5% 1/1/24	3,625	4,044
5% 1/1/25	1,250	1,385
5% 1/1/26	5,000	5,481
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,261
Series S:
5% 10/1/22	1,275	1,436
5% 10/1/24	2,425	2,662
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	733
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	15,500	15,481
Third Series 2009 A, 5.25% 7/1/36	11,600	12,156
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,137
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,377
		173,114
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,330
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,248
		9,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,991
6.75% 11/1/37	2,600	2,848
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,773
		7,612
Illinois - 14.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,101
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	928
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,659
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,874
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,391
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,503
Series 2010 F, 5% 12/1/31	20,000	19,628
Series 2011 A, 5.5% 12/1/39	5,900	5,843
Series 2012 A, 5% 12/1/42	14,300	13,046
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,710
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,117
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,987
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,911
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	190
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	910
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,171
Series 2008 C, 5% 1/1/34	1,300	1,232
Series 2009 A:
5% 1/1/22	2,930	3,107
5% 1/1/27 (FSA Insured)	3,900	3,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 A:
5% 1/1/33	$ 4,200	$ 3,925
5% 1/1/34	2,090	1,948
Series 2012 C:
5% 1/1/23	1,000	1,053
5% 1/1/25	1,000	1,030
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,041
Series 2010 D:
5.25% 1/1/18 (c)	750	843
5.25% 1/1/19 (c)	5,125	5,751
Series 2011 B, 5% 1/1/20	4,430	4,995
Series 2011 C, 6.5% 1/1/41	14,300	15,926
Series 2012 A, 5% 1/1/22	1,750	1,952
Series 2012 B:
4% 1/1/14 (c)	5,000	5,000
5% 1/1/22 (c)	7,000	7,579
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,394
5% 1/1/23	3,400	3,636
5% 1/1/24	2,000	2,115
5.25% 1/1/37	3,385	3,393
5.25% 1/1/40	1,575	1,573
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,602
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,767
5% 6/1/19 (AMBAC Insured)	3,705	3,924
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	840
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,383
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,390
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,114
5% 12/15/24	1,000	1,101
Series 2012 C, 5% 12/15/25	2,120	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	$ 1,100	$ 1,148
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	626
Series 2010 A, 5.25% 11/15/24	17,925	18,971
Series 2011 A, 5.25% 11/15/24	1,500	1,598
Series 2012 C:
5% 11/15/22	2,000	2,170
5% 11/15/23	2,500	2,670
5% 11/15/24	18,655	19,665
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,923
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,558
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,683
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,499
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,524
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,041
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,565
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,499
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,349
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,887
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,310
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,985
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26 (d)	4,135	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Kewanee Hosp. Proj.) Series 2006: - continued
5.1% 8/15/31 (d)	$ 10,995	$ 10,647
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,001
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,512
5% 5/15/19	3,940	4,473
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,322
6.25% 5/1/21	6,395	7,202
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,327
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	15,138
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,400	1,401
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,055
Series 2008 A, 5.625% 1/1/37	21,035	21,338
Series 2009 A, 7.25% 11/1/38	5,865	6,754
Series 2009:
6.875% 8/15/38	325	349
7% 8/15/44	12,915	13,902
Series 2010 A:
5.5% 8/15/24	2,110	2,215
5.75% 8/15/29	1,440	1,502
Series 2012 A, 5% 5/15/23	1,480	1,567
Series 2012:
5% 9/1/32	8,100	7,955
5% 9/1/38	9,360	8,566
5% 11/15/43	3,265	2,995
Series 2013:
5% 11/15/26	2,675	2,812
5% 5/15/43	7,800	6,569
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,360
Series 2006:
5% 1/1/18	9,600	10,642
5% 1/1/19	3,200	3,548
Series 2007 B, 5% 1/1/15	1,150	1,200
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 3,600	$ 3,548
Series 2012:
5% 8/1/19	4,475	4,965
5% 3/1/20	3,280	3,613
5% 3/1/21	2,750	2,991
5% 8/1/21	1,600	1,736
5% 3/1/22	5,000	5,359
5% 8/1/22	6,600	7,055
5% 8/1/23	3,400	3,593
Series 2013, 5.5% 7/1/38	4,000	4,083
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,280
5% 6/15/16	10,000	11,031
Series 2013, 5% 6/15/25	13,360	14,688
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,558
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,409
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,609
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,152
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,506
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,134
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,784
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,103
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	851
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,206
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	$ 5,180	$ 5,125
0% 12/1/15 (FSA Insured)	3,810	3,713
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,414
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,281
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,137
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,462
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	3,997
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,824
0% 6/15/44 (FSA Insured)	37,400	6,295
0% 6/15/46 (FSA Insured)	4,730	708
0% 6/15/47 (FSA Insured)	3,755	527
Series 2012 B, 0% 12/15/51	48,500	4,905
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,753
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,937
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	587
0% 6/15/16 (Escrowed to Maturity)	1,050	1,035
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,405
0% 6/15/17 (Escrowed to Maturity)	1,175	1,136
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,930
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,126
5% 10/1/19	1,475	1,627
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,885
Series 2013:
6% 10/1/42	3,900	3,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2013: - continued
6.25% 10/1/38	$ 3,900	$ 4,061
0% 4/1/14	3,500	3,492
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,278
0% 11/1/16 (Escrowed to Maturity)	995	978
0% 11/1/16 (FSA Insured)	3,005	2,881
0% 11/1/17 (FSA Insured)	1,300	1,204
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	995
		675,121
Indiana - 2.9%
Carmel High School Bldg. Corp. Series 2005:
5% 1/10/14 (FSA Insured)	1,180	1,181
5% 7/10/14 (FSA Insured)	1,215	1,242
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,511
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,320
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,020
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,795
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,084
5.25% 7/15/16 (FSA Insured)	2,095	2,298
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,247
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,741
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	800	800
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,407
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,408
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A: - continued
5% 12/1/17	$ 855	$ 977
Series 2012:
5% 3/1/22	1,000	1,093
5% 3/1/23	1,000	1,082
5% 3/1/30	1,050	1,043
5% 3/1/41	5,310	4,898
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,513
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	6,001
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,113
5% 1/1/25	1,000	1,099
5% 1/1/26	2,745	2,986
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,172
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,420
Series 2011 A, 5.25% 10/1/24	4,025	4,528
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,858
0% 12/1/17 (AMBAC Insured)	1,470	1,388
0% 6/1/18 (AMBAC Insured)	1,740	1,612
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,236
5% 10/1/21	5,500	6,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,524
5% 7/15/22	1,000	1,124
5% 7/15/23	2,700	3,011
5% 7/15/24	4,185	4,619
5% 7/15/25	4,330	4,724
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,646
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	$ 3,500	$ 3,574
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,105
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,556
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,392
		132,318
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,857
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	329
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,183
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,069
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,370
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,525
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,788
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,147
5% 9/1/24	4,415	4,881
Series 2012 B, 5% 9/1/24	1,500	1,660
		20,952
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,353
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,153
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,974
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	1,600	1,600
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,203
(#90 Proj.) 5.75% 11/1/23	12,000	13,742
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,526
5.75% 10/1/38	6,430	6,559
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,091
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,032
		76,333
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,082
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.588%, tender 5/1/17 (b)	30,000	29,877
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,858
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,085
5% 7/1/15	2,740	2,905
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,318
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012, 5% 12/1/20	$ 3,200	$ 3,515
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,040
		71,493
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,497
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,193
6% 7/1/38	1,800	1,972
		8,662
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,648
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	7,181
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,342
5% 7/1/18	2,500	2,847
Series 2010, 5.125% 7/1/39	3,600	3,611
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,412
Bonds:
Series 2012 C, 0.943%, tender 11/15/17 (b)	14,900	14,992
Series 2013 A:
0.693%, tender 5/15/18 (b)	6,000	5,954
0.713%, tender 5/15/18 (b)	8,400	8,342
Series 2010, 5.625% 7/1/30	1,900	1,792
Series 2013 A:
5% 7/1/24	1,245	1,355
5% 7/1/25	1,060	1,143
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,807
		56,426
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,069
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	7,100	7,074
Series 2013 A, 6.25% 11/15/28	5,000	4,858
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,046
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,526
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,823
5.25% 8/1/24	4,000	4,432
Series 2011 A, 5% 4/1/23	10,000	11,398
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,063
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,476
5% 7/1/21	4,700	5,217
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,319
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,042
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,561
		86,899
Michigan - 2.6%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,599
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,780
Series 2006 D, 0.766% 7/1/32 (b)	5,520	4,053
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,603
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,032
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,341
5% 12/1/15	665	711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	$ 1,425	$ 1,447
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,045
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,127
5% 11/15/21	650	727
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,664
5% 6/1/27	2,300	2,291
5% 6/1/39	4,100	3,573
Series 2012 B, 5% 7/1/22	2,900	3,158
Series 2012:
5% 11/15/36	7,100	6,892
5% 11/15/42	1,560	1,496
Series 2013:
5% 8/15/28	5,585	5,713
5% 8/15/29	2,000	2,037
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,158
5% 12/1/26	980	1,035
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,571
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,410
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	36,500	36,461
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,231
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 4% 1/1/14	1,100	1,100
		117,255
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	576
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	$ 4,165	$ 4,624
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,170
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,717
5% 1/1/20	4,500	5,157
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	495	518
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,735
5.5% 7/1/18	1,400	1,600
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	254
		27,546
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,880	3,877
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,110
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,217
		5,783
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,290
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,740
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	$ 1,600	$ 1,746
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,512
		8,998
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,278
Series 2013 C2, 2% 7/1/14	10,300	10,385
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,592
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,020
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,148
5% 6/1/23	2,000	2,259
5% 6/1/24	2,000	2,235
5% 6/1/25	1,050	1,165
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,621
Series 2013 D1, 5% 3/1/25	2,825	3,183
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,960
		45,846
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,589
Series 2012:
4% 7/1/22	1,350	1,320
5% 7/1/26	1,280	1,318
Series 2013 A, 5% 10/1/43	2,430	2,344
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,553
5% 2/1/23	2,215	2,483
5% 2/1/24	1,775	1,970
		16,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,717
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,528
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,257
5.25% 6/15/21	4,500	4,983
5.25% 6/15/22	10,585	11,539
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,171
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,875
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,587
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,871
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,443
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,971
Series 2012 G, 0.64% 2/1/15 (b)	8,800	8,802
Series 2012 II, 5% 3/1/21	7,600	8,640
Series 2013 I, 5.5% 9/1/19	4,385	5,137
Series 2013:
5% 3/1/23	9,300	10,400
5% 3/1/24	12,800	14,165
5% 3/1/25	1,400	1,536
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,467
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,443
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (b)	17,100	17,112
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,228
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,542
Series 2012 AA:
5% 6/15/23	7,500	8,333
5% 6/15/24	12,000	13,095
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,032
		159,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	$ 27,900	$ 28,600
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,283
4% 9/1/16	3,000	3,263
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,266
		40,412
New York - 8.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,835
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,209
5.75% 7/1/40	1,000	1,054
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,947
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,690
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,678
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,746
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,648
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	470
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	139
Series 2005 F1, 5.25% 9/1/14	3,465	3,581
Series 2005 G, 5% 8/1/14	6,500	6,682
Series 2010 C, 5% 8/1/14	10,000	10,279
Series 2012 F, 5% 8/1/24	5,000	5,550
Series J7, 0.53% 8/1/21 (b)	4,000	3,986
Series J8, 0.44% 8/1/21 (b)	4,900	4,894
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,366
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	854
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S2, 6% 7/15/38	$ 7,000	$ 7,777
Series 2009 S3:
5.25% 1/15/34	17,500	18,900
5.25% 1/15/39	2,600	2,757
Series 2009 S4, 5.75% 1/15/39	6,400	7,053
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,480
5% 2/1/21	3,510	4,085
Series 2010 B, 5% 11/1/20	37,195	43,073
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	168
Series 2012 A, 5% 11/1/21	5,460	6,356
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,126
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,909
Series 2009 A, 5% 3/15/19	11,040	12,903
Series A:
5% 2/15/19	1,000	1,166
5% 2/15/20	3,000	3,496
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	744
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,424
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,675
Series 2009 A:
5% 7/1/20	5,000	5,692
5% 7/1/21	12,335	13,968
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,800
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	7,000	6,994
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.533%, tender 11/1/14 (b)	7,900	7,897
Series 2012 G2, 0.643%, tender 11/1/15 (b)	15,400	15,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,890	$ 9,206
Series 2005 C, 5.25% 11/15/14	1,000	1,043
Series 2008 C, 6.5% 11/15/28	11,300	13,153
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,215
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,346
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,517
Series 2010 A, 5% 4/1/23	8,195	9,106
Series 2011 A, 5% 4/1/19	2,000	2,313
Series 2011 A1, 5% 4/1/20	2,220	2,585
Series 2011 A2, 5% 4/1/21	2,000	2,313
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	590
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,210
Series 2011 A, 5% 3/15/22	7,605	8,714
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,795
Series 2013 B, 5% 6/1/21	4,000	4,323
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,473
5% 11/15/24	4,000	4,576
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,090
		384,106
North Carolina - 1.5%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,612
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,551
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,530
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,404
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	$ 1,250	$ 1,307
5% 1/1/16	3,000	3,263
5% 1/1/20	2,110	2,345
Series 2012 A, 2% 1/1/14	4,780	4,780
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,462
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,453
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,679
5% 6/1/22	4,000	4,370
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,775
Series 2012 A:
5% 1/1/19	10,475	12,050
5% 1/1/20	2,000	2,304
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.563%, tender 12/1/15 (b)	12,900	12,919
		66,232
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,015
Ohio - 2.1%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,228
5% 2/15/23	2,175	2,394
Series 2012:
5% 2/15/21	1,500	1,675
5% 2/15/24	2,000	2,179
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,806
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,533
5% 6/1/17	3,780	4,123
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Wtr. Rev. Series 2012 A: - continued
5% 1/1/27	$ 1,500	$ 1,633
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,500
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,526
5% 6/15/26	2,590	2,625
5% 6/15/27	2,720	2,736
5% 6/15/28	2,855	2,820
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,226
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,257
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,621
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,492
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,610
5% 10/1/22	2,000	2,226
5% 10/1/23	3,000	3,317
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	3,008
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,194
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,327
Series 2013 A2, 0.36% 1/1/16 (b)	1,615	1,612
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,895
5% 12/1/14 (Escrowed to Maturity)	395	412
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,354
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,535
		93,402
Oklahoma - 0.9%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,096
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,300
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,637
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,162
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,472
5% 2/15/42	7,185	7,078
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,456
5% 1/1/22 (FSA Insured)	12,455	13,696
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,329
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	885
		40,111
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,569
Pennsylvania - 4.1%
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,354
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	6,900	7,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,400	$ 2,838
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,413
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,977
5% 7/1/22	6,000	6,574
5% 1/1/23	3,000	3,218
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,788
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,968
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,600
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,558
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,507
Series 2009 A, 5% 6/1/17	2,925	3,239
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,475
5% 3/1/22	2,000	2,216
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.6%, tender 1/2/14 (b)	10,300	10,300
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,981
Series 2011, 5% 7/1/21	2,100	2,457
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,343
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,138
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,894
Series 2009 B, 5% 12/1/16	12,500	13,996
Series 2013 A, 0.66% 12/1/17 (b)	7,600	7,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 995
0% 12/1/33 (a)	1,250	933
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,070
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,970
Tenth Series 1998, 5% 7/1/15	1,895	2,000
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,731
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	722
Series 2010 C:
5% 9/1/20	14,000	15,545
5% 9/1/21	6,000	6,549
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,228
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,018
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,962
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,710
5% 9/1/20 (FSA Insured)	1,000	1,126
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,370
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,029
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,239
5% 4/1/24	1,365	1,499
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,325
		187,172
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 4,353
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,383
		12,897
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	653
South Carolina - 0.8%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,470
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	786
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,196
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,091
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,637
Series 2012 B, 5% 12/1/19	7,200	8,401
Series 2012 C, 5% 12/1/20	7,500	8,723
Series 2013 E, 5% 12/1/48	3,500	3,432
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,392
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,903
		35,031
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	418
5.25% 11/1/18	1,000	1,159
		1,577
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,649
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,683
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,636
4.75% 7/1/15	3,560	3,744
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,547
		20,259
Texas - 8.8%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,940
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,434
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,035
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,812
6% 1/1/18	1,000	1,052
6% 1/1/19	1,335	1,400
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,710
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,812
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,411
5% 11/15/17	1,375	1,580
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,175
5.25% 2/15/42	6,000	6,389
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,373
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,226
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,173
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,593
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,072
5.25% 12/1/43	2,555	2,661
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	5,000	5,408
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A: - continued
5% 11/1/16	$ 3,000	$ 3,342
5% 11/1/19	1,000	1,151
5% 11/1/21	1,500	1,640
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,507
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,040
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,801
Gainesville Independent School District:
5.25% 2/15/36	190	200
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	932
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	1,170	1,179
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,000	4,768
Series 2013 C, 5.125% 10/1/43	2,500	2,406
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,755
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,028
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,276
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,508
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	11,800	11,805
Series 2012 A, 0.49% 8/15/15 (b)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,206
5% 8/15/25	3,860	4,290
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,071
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,952
Series 2012 A, 5% 7/1/23 (c)	2,400	2,566
Series A, 5.5% 7/1/39	6,000	6,402
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,544
Series 2005 A, 0% 2/15/16	6,395	6,298
0% 8/15/15	2,000	1,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	$ 10,300	$ 10,302
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,859
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,238
0% 2/15/17	1,400	1,366
Series 2009, 4% 2/15/14	410	412
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,022
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	980
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,539
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,540
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,037
5% 5/15/14 (Escrowed to Maturity)	45	46
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,627
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	298
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	81
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,477
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,128
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,248
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 2/3/14 (b)(c)	5,300	5,300
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,569
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Navasota Independent School District: - continued
5.5% 8/15/26	$ 725	$ 743
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	516
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,655
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,073
4% 12/15/24	1,825	1,889
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,152
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,463
Series 2011 A:
5.5% 9/1/41	1,200	1,274
6% 9/1/41	1,000	1,097
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,269
Pleasant Grove Independent School District:
5.25% 2/15/32	715	766
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	1,011
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,925
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	612
5.25% 2/15/37	1,465	1,531
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,372
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,295
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,742
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,841
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,428
5% 9/15/24	7,490	8,373
5% 9/15/25	9,295	10,302
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	$ 3,650	$ 3,756
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,426
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,538
5% 10/1/20	2,180	2,520
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,683
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,081
5% 11/15/15	1,880	2,027
5.75% 11/15/24	4,700	5,260
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,083
5% 8/15/26	1,530	1,641
5% 8/15/28	1,620	1,711
5% 8/15/33	3,800	3,849
5.5% 9/1/43	5,350	5,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,742
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,810
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,436
Series 2008, 5% 4/1/25	3,200	3,565
Series 2011 A:
5% 8/1/19 (c)	1,545	1,820
5% 8/1/21 (c)	1,530	1,793
Series 2011 C:
5% 8/1/20 (c)	1,625	1,897
5% 8/1/21 (c)	1,460	1,711
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,963
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
Series 2013, 7% 12/31/38 (c)	$ 16,000	$ 17,097
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,347
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,420
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,728
Series 2007:
5% 4/1/25	2,500	2,775
5% 4/1/26	3,200	3,543
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,135
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,941
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,134
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,554
Waller Independent School District:
5.5% 2/15/26	3,220	3,544
5.5% 2/15/33	4,160	4,499
5.5% 2/15/37	4,820	5,184
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,458
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	750
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,877
		402,009
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,652
5% 8/15/18	2,500	2,851
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,268
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,459
		16,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,232
5% 12/1/15 (FSA Insured)	1,000	1,066
		2,298
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,091
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,087
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	6,642
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,527
		10,256
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,670
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,361
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,054
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,669
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,753
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,140
5% 1/1/23	1,000	1,127
5% 1/1/24	2,330	2,597
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,043
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,147
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,123
Series 2009, 5.25% 1/1/42	1,900	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	$ 885	$ 962
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,574
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,101
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,640
5% 8/15/16	2,500	2,706
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,244
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,619
		69,995
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,078
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,457
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,882
		5,417
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,252
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,854
5.75% 7/1/30	2,000	2,140
Series 2013 B:
5% 7/1/25	1,000	1,065
5% 7/1/36	6,985	6,929
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,012
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 6/1/32	$ 1,025	$ 1,027
5% 6/1/39	815	775
		16,908
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,808
TOTAL MUNICIPAL BONDS (Cost $4,237,743)		4,335,782
Municipal Notes - 1.1%

New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,340
New York - 0.9%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,301
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,306
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,015
		39,622
TOTAL MUNICIPAL NOTES (Cost $49,949)		49,962
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $4,287,692)		4,385,744
NET OTHER ASSETS (LIABILITIES) - 3.6%		162,450
NET ASSETS - 100%		$ 4,548,194
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,808,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	12/17/12	$ 4,370
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5.1% 8/15/31	3/15/13 - 12/19/13	$ 11,076
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.9%
Health Care	16.3%
Special Tax	10.8%
Electric Utilities	9.6%
Transportation	8.8%
Escrowed/Pre-Refunded	6.1%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	10.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,287,692)		$ 4,385,744
Cash		137,960
Receivable for fund shares sold		9,061
Interest receivable		54,291
Prepaid expenses		10
Other receivables		8
Total assets		4,587,074

Liabilities
Payable for investments purchased	$ 5,500
Payable for fund shares redeemed	28,097
Distributions payable	3,327
Accrued management fee	1,038
Distribution and service plan fees payable	82
Other affiliated payables	780
Other payables and accrued expenses	56
Total liabilities		38,880

Net Assets		$ 4,548,194
Net Assets consist of:
Paid in capital		$ 4,449,084
Undistributed net investment income		1,033
Accumulated undistributed net realized gain (loss) on investments		25
Net unrealized appreciation (depreciation) on investments		98,052
Net Assets		$ 4,548,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,386 ÷ 10,646.5 shares)	$ 10.18

Maximum offering price per share (100/96.00 of $10.18)	$ 10.60
Class T: Net Asset Value and redemption price per share ($17,285 ÷ 1,698.9 shares)	$ 10.17

Maximum offering price per share (100/96.00 of $10.17)	$ 10.59
Class B: Net Asset Value and offering price per share ($2,391 ÷ 234.8 shares)A	$ 10.18

Class C: Net Asset Value and offering price per share ($61,745 ÷ 6,062.7 shares)A	$ 10.18

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,890,278 ÷ 382,379.0 shares)	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($468,109 ÷ 45,940.6 shares)	$ 10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 160,707
Income from Fidelity Central Funds		31
Total income		160,738

Expenses
Management fee	$ 12,950
Transfer agent fees	4,429
Distribution and service plan fees	1,131
Accounting fees and expenses	656
Custodian fees and expenses	59
Independent trustees' compensation	19
Registration fees	226
Audit	61
Legal	13
Miscellaneous	44
Total expenses before reductions	19,588
Expense reductions	(59)	19,529
Net investment income (loss)		141,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,075
Change in net unrealized appreciation (depreciation) on investment securities		(234,929)
Net gain (loss)		(224,854)
Net increase (decrease) in net assets resulting from operations		$ (83,645)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,209	$ 140,324
Net realized gain (loss)	10,075	4,886
Change in net unrealized appreciation (depreciation)	(234,929)	86,937
Net increase (decrease) in net assets resulting from operations	(83,645)	232,147
Distributions to shareholders from net investment income	(140,817)	(138,351)
Distributions to shareholders from net realized gain	(9,549)	(3,372)
Total distributions	(150,366)	(141,723)
Share transactions - net increase (decrease)	(352,409)	565,042
Redemption fees	80	55
Total increase (decrease) in net assets	(586,340)	655,521

Net Assets
Beginning of period	5,134,534	4,479,013
End of period (including undistributed net investment income of $1,033 and undistributed net investment income of $657, respectively)	$ 4,548,194	$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.272	.279	.318	.318	.325
Net realized and unrealized gain (loss)	(.460)	.213	.435	(.088)	.482
Total from investment operations	(.188)	.492	.753	.230	.807
Distributions from net investment income	(.271)	(.275)	(.321)	(.317)	(.327)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.292)	(.282)	(.333)	(.360)	(.327)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(1.78)%	4.75%	7.65%	2.25%	8.43%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.65%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.66%	.65%	.68%	.68%	.71%
Expenses net of all reductions	.65%	.65%	.68%	.68%	.71%
Net investment income (loss)	2.61%	2.63%	3.12%	3.09%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 108	$ 131	$ 115	$ 113	$ 106
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.273	.280	.319	.320	.328
Net realized and unrealized gain (loss)	(.460)	.203	.436	(.087)	.481
Total from investment operations	(.187)	.483	.755	.233	.809
Distributions from net investment income	(.272)	(.276)	(.323)	(.320)	(.329)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.293)	(.283)	(.335)	(.363)	(.329)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(1.77)%	4.66%	7.67%	2.28%	8.46%
Ratios to Average Net Assets D, F
Expenses before reductions	.64%	.65%	.67%	.66%	.69%
Expenses net of fee waivers, if any	.64%	.65%	.67%	.66%	.69%
Expenses net of all reductions	.64%	.64%	.67%	.65%	.68%
Net investment income (loss)	2.62%	2.64%	3.14%	3.11%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 18	$ 13	$ 12
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.207	.213	.254	.252	.261
Net realized and unrealized gain (loss)	(.460)	.213	.435	(.087)	.481
Total from investment operations	(.253)	.426	.689	.165	.742
Distributions from net investment income	(.206)	(.209)	(.257)	(.252)	(.262)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.227)	(.216)	(.269)	(.295)	(.262)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(2.39)%	4.10%	6.98%	1.60%	7.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of all reductions	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment income (loss)	1.99%	2.01%	2.49%	2.46%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 3	$ 4	$ 3
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.191	.197	.240	.240	.252
Net realized and unrealized gain (loss)	(.460)	.203	.435	(.078)	.480
Total from investment operations	(.269)	.400	.675	.162	.732
Distributions from net investment income	(.190)	(.193)	(.243)	(.239)	(.252)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.211)	(.200)	(.255)	(.282)	(.252)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Total Return A, B	(2.54)%	3.84%	6.82%	1.58%	7.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of fee waivers, if any	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of all reductions	1.43%	1.43%	1.45%	1.44%	1.45%
Net investment income (loss)	1.83%	1.86%	2.35%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 81	$ 65	$ 64	$ 49
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Income from Investment Operations
Net investment income (loss) B	.301	.309	.347	.347	.355
Net realized and unrealized gain (loss)	(.459)	.203	.435	(.077)	.472
Total from investment operations	(.158)	.512	.782	.270	.827
Distributions from net investment income	(.301)	(.305)	(.350)	(.347)	(.357)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.322)	(.312)	(.362)	(.390)	(.357)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Total Return A	(1.50)%	4.95%	7.96%	2.65%	8.65%
Ratios to Average Net Assets C, E
Expenses before reductions	.37%	.37%	.40%	.39%	.41%
Expenses net of fee waivers, if any	.37%	.37%	.40%	.39%	.41%
Expenses net of all reductions	.37%	.37%	.40%	.39%	.41%
Net investment income (loss)	2.89%	2.92%	3.41%	3.38%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 3,890	$ 4,571	$ 4,003	$ 3,807	$ 3,775
Portfolio turnover rate D	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Income from Investment Operations
Net investment income (loss) B	.295	.305	.343	.341	.351
Net realized and unrealized gain (loss)	(.459)	.212	.435	(.087)	.481
Total from investment operations	(.164)	.517	.778	.254	.832
Distributions from net investment income	(.295)	(.300)	(.346)	(.341)	(.352)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.316)	(.307)	(.358)	(.384)	(.352)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Total Return A	(1.55)%	4.99%	7.91%	2.49%	8.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.42%	.44%	.46%	.47%
Expenses net of fee waivers, if any	.42%	.42%	.44%	.46%	.47%
Expenses net of all reductions	.42%	.41%	.44%	.46%	.46%
Net investment income (loss)	2.84%	2.87%	3.37%	3.31%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 468	$ 327	$ 274	$ 277	$ 660
Portfolio turnover rate D	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 165,296
Gross unrealized depreciation	(66,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 98,670

Tax Cost	$ 4,287,074

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 417
Undistributed long-term capital gain	$ 25
Net unrealized appreciation (depreciation)	$ 98,670

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 140,817	$ 138,351
Long-term Capital Gains	9,549	3,372
Total	$ 150,366	$ 141,723

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $720,306 and $916,933, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 311	$ 20
Class T	-%	.25%	47	-*
Class B	.65%	.25%	24	17
Class C	.75%	.25%	749	181
			$ 1,131	$ 218

* Amount represents one hundred and six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	1
Class B*	5
Class C*	14
$ 47

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 151.12
Class T	20.11
Class B	2.09
Class C	111.15
Intermediate Municipal Income	3,608.08
Institutional Class	537.14
	$ 4,429

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $47 and $12, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 3,227	$ 3,304
Class T	487	477
Class B	53	62
Class C	1,361	1,355
Intermediate Municipal Income	124,670	124,708
Institutional Class	11,019	8,445
Total	$ 140,817	$ 138,351

Annual Report

8. Distributions to Shareholders - continued

Years ended December 31,	2013	2012
From net realized gain
Class A	$ 228	$ 86
Class T	36	12
Class B	5	2
Class C	134	53
Intermediate Municipal Income	8,232	3,005
Institutional Class	914	214
Total	$ 9,549	$ 3,372

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	3,537	4,842	$ 37,027	$ 51,405
Reinvestment of distributions	253	237	2,624	2,517
Shares redeemed	(5,475)	(3,787)	(56,761)	(40,263)
Net increase (decrease)	(1,685)	1,292	$ (17,110)	$ 13,659
Class T
Shares sold	310	617	$ 3,225	$ 6,552
Reinvestment of distributions	31	34	327	364
Shares redeemed	(540)	(447)	(5,587)	(4,762)
Net increase (decrease)	(199)	204	$ (2,035)	$ 2,154
Class B
Shares sold	9	2	$ 87	$ 22
Reinvestment of distributions	3	3	35	36
Shares redeemed	(55)	(40)	(575)	(425)
Net increase (decrease)	(43)	(35)	$ (453)	$ (367)
Class C
Shares sold	1,275	2,676	$ 13,390	$ 28,406
Reinvestment of distributions	109	94	1,132	1,004
Shares redeemed	(2,944)	(1,407)	(30,524)	(14,965)
Net increase (decrease)	(1,560)	1,363	$ (16,002)	$ 14,445
Intermediate Municipal Income
Shares sold	99,199	114,554	$ 1,034,458	$ 1,215,368
Reinvestment of distributions	9,109	8,547	94,590	90,822
Shares redeemed	(155,042)	(77,206)	(1,605,581)	(819,131)
Net increase (decrease)	(46,734)	45,895	$ (476,533)	$ 487,059

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Institutional Class
Shares sold	32,134	12,972	$ 334,547	$ 137,845
Reinvestment of distributions	726	393	7,515	4,186
Shares redeemed	(17,606)	(8,843)	(182,338)	(93,939)
Net increase (decrease)	15,254	4,522	$ 159,724	$ 48,092

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Intermediate Municipal Income Fund	02/18/14	02/14/14	$0.000	$0.001

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $10,034,923, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 3.47% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked equal to its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

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Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-1.55%	4.44%	3.74%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Institutional Class on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned -1.55%, while the Barclays® 1-17 Year Municipal Bond Index returned -1.05%. Before expenses, the fund performed in line with the index. Having less exposure to Puerto Rico bonds, which are exempt from federal, state and local income taxes nationwide, bolstered the fund's performance versus the benchmark. These securities were some of the muni market's worst performers. The fund's larger-than-benchmark stake in California state-backed bonds was helpful, as they drew strong demand from investors. The fund's larger exposure to state-backed Illinois bonds hurt, because the bonds performed poorly as state lawmakers remained engaged in political battles over pension and tax reform. Investors expressed deep concern about Illinois lawmakers' inability - until early December - to break through decades of political gridlock to address the inadequacies of the state's pension system, which is the worst funded in the nation. In terms of yield-curve positioning, having more exposure than the index to bonds with maturities of 20 years or longer, and less to intermediate-maturity bonds, was a definite negative. As interest rates moved higher, longer-term rates rose more than intermediate-term rates, leading to the outperformance of intermediate-maturity bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.66%
Actual		$ 1,000.00	$ 1,002.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.64%
Actual		$ 1,000.00	$ 1,001.90	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class B	1.27%
Actual		$ 1,000.00	$ 999.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class C	1.43%
Actual		$ 1,000.00	$ 997.90	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,003.20	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.89
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,003.90	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	13.8
California	13.7	15.3
New York	9.3	11.0
Florida	8.8	9.2
Texas	8.8	8.3
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	33.4
Health Care	16.3	14.7
Special Tax	10.8	11.5
Electric Utilities	9.6	9.9
Transportation	8.8	8.5
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.7	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.6	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 9.0%	AAA 9.2%
AA,A 76.0%	AA,A 76.6%
BBB 7.9%	BBB 6.6%
BB and Below 0.7%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,329
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,000
5.5% 1/1/22	2,300	2,300
		6,629
Arizona - 2.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,800
5% 10/1/17 (FSA Insured)	10,000	11,408
5% 10/1/18 (FSA Insured)	2,500	2,880
5.25% 10/1/20 (FSA Insured)	6,695	7,688
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,565
6% 1/1/27	1,400	1,532
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,641
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,443
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,332
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,811
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,743
5% 7/1/20	2,550	2,698
5% 7/1/21	1,505	1,589
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,107
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,228
Series 2011 C, 5% 7/1/21	1,000	1,165
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,536
5% 7/1/18	7,665	8,885
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (b)(c)	2,700	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,578
5% 7/1/25	2,000	2,184
Series 2012 A:
5% 7/1/22	500	568
5% 7/1/23	1,100	1,231
		98,312
California - 13.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,886
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,452
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,507
California Dept. of Wtr. Resources Series AI:
5% 12/1/20	5,000	5,948
5% 12/1/25	2,195	2,493
5% 12/1/29	4,865	5,330
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,002
Series 2004 A:
5% 7/1/15	4,775	4,888
5.25% 7/1/14	3,900	3,998
Series 2009 A:
5% 7/1/15	8,990	9,204
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,355
5% 7/1/18	4,510	5,286
5.25% 7/1/14	3,445	3,531
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,069
Series 2009 B, 5% 7/1/20	5,600	6,540
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,669
5% 9/1/21	6,115	7,087
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,180
5% 3/1/26	2,200	2,365
5% 6/1/27 (AMBAC Insured)	1,800	1,861
5.25% 12/1/33	110	112
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 5	$ 5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,301
5.5% 8/1/30	10,000	11,030
6% 3/1/33	12,375	14,209
6% 4/1/38	7,500	8,323
6% 11/1/39	35,800	40,019
6.5% 4/1/33	150	177
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,510
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	5,936
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,409
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,069
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,196
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,094
Series 2011 D, 5% 8/15/35	3,000	3,040
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,752
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,402
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,526
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,730
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,831
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,111
5% 11/1/24	1,000	1,095
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,416
5.25% 10/1/25	4,000	4,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	$ 15,275	$ 17,637
Series 2012 A:
5% 4/1/22	2,100	2,375
5% 4/1/23	5,000	5,547
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,747
5% 12/1/21	2,500	2,851
Series 2005 K, 5% 11/1/16	7,195	7,781
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,195
Series 2009 G1, 5.75% 10/1/30	2,100	2,314
Series 2009 I, 6.125% 11/1/29	1,300	1,502
Series 2010 A, 5.75% 3/1/30	4,100	4,559
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,040
Series 2009 A:
5.75% 11/1/25	5,000	5,655
5.75% 11/1/28	5,000	5,603
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,170
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	684
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (b)	14,800	14,794
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,061
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (b)	40,735	40,741
Series 2011 A2, 0.41%, tender 7/1/14 (b)	18,185	18,188
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,038
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,509
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16	1,000	1,003
5.75% 1/15/40	1,600	1,606
5.875% 1/15/27	1,000	1,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	$ 5,000	$ 5,113
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,522
Series 2010 C, 5.25% 8/1/39	3,700	3,939
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,497
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,568
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,770
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,513
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (b)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,129
5% 7/1/23	3,800	4,220
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,383
5% 7/1/20	2,000	2,278
5% 7/1/21	1,500	1,676
5% 7/1/22	2,250	2,471
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,628
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,607
Series 2013, 6.25% 8/1/28	1,860	2,037
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,342
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,564
Poway Unified School District Series B:
0% 8/1/36	12,950	3,633
0% 8/1/37	16,850	4,417
0% 8/1/38	4,650	1,141
0% 8/1/40	2,240	476
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,951
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	$ 700	$ 801
5.25% 7/1/21	700	800
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,282
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,144
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,340
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,410
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,451
5.25% 8/1/26	2,200	2,299
5.5% 8/1/20	2,000	2,246
Series 2009 B, 5% 8/1/18	7,355	8,195
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,771
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,661
5% 5/15/22	2,000	2,246
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	864
0% 7/1/39	7,200	1,722
0% 7/1/46	20,405	3,173
0% 7/1/47	13,000	1,903
Series 2008 E, 0% 7/1/49	4,500	587
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,466
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,149
0% 8/1/37	2,000	540
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,244
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,598
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 10,850
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,223
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,084
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	178
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,875
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,605
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	790
Series 2009 O, 5.25% 5/15/39	1,900	1,988
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,796
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,695
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,505
		624,446
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,086
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,526
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,633
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,149
5% 11/15/14 (Escrowed to Maturity)	60	62
Series 2006 F:
5% 11/15/14	420	437
5% 11/15/14 (Escrowed to Maturity)	935	973
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,108
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	$ 2,310	$ 2,451
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,294
Series 2010 A:
0% 9/1/35	2,000	533
0% 9/1/37	3,000	692
0% 9/1/38	3,760	809
		30,015
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,753
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,429
Series 2013 A:
0.2% 3/1/15 (b)	3,200	3,197
0.29% 3/1/16 (b)	1,400	1,394
0.4% 3/1/17 (b)	1,600	1,589
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,039
		24,401
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,937
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,680
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,023
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,229
		18,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,447
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,390
Series 2012 A:
5% 7/1/21	5,380	6,124
5% 7/1/22	5,000	5,636
5% 7/1/25	5,635	6,177
5% 7/1/26	24,585	26,689
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,580
Series 2011 A1, 5% 6/1/18	2,000	2,256
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,446
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,458
5% 12/1/23	2,245	2,458
5% 12/1/24	2,365	2,577
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,244
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,697
Series 2009 D, 5% 6/1/21	2,780	3,190
Series 2011 C:
5% 6/1/20	12,380	14,596
5% 6/1/22	10,000	11,543
Series 2011 E, 5% 6/1/24	5,000	5,681
Series A, 5.5% 6/1/38	1,800	1,941
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,761
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,690
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	4,861
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,714
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,283
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	$ 2,600	$ 2,957
5% 11/15/18	2,000	2,304
Series 2008 B, 6% 11/15/37	12,000	13,091
Series B:
5% 11/15/17	1,050	1,131
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	163
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,783
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,852
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,038
5% 9/1/22	2,270	2,464
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/14	4,810	4,863
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,215
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,448
5% 10/1/23	5,320	5,840
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,226
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,005
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,117
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,490
5.25% 6/1/24	3,750	3,933
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,075
5% 11/15/22	500	529
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,773
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,388
Series 2012 A:
5% 10/1/22 (c)	3,000	3,296
5% 10/1/24 (c)	10,000	10,445
5% 10/1/24	2,165	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	$ 2,250	$ 2,401
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,399
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,164
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,983
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,769
5% 8/1/15 (AMBAC Insured)	5,990	6,389
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,425
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,311
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,805
5.75% 10/1/43	1,850	1,880
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,032
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,898
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,881
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,324
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,291
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,755
5% 10/1/20	3,500	4,096
Series 2012 A:
5% 10/1/23	1,700	1,957
5% 10/1/25	900	1,009
Series 2013 A, 5% 10/1/24	4,800	5,523
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev.: - continued
Series 2011, 5% 10/1/24	$ 8,600	$ 9,541
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,920
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,488
Series 2013 A:
5% 7/1/25	2,000	2,193
5% 7/1/27	4,255	4,588
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,895
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,339
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,733
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,665
5% 10/1/18 (FSA Insured) (c)	10,515	11,832
5% 10/1/19 (FSA Insured) (c)	5,965	6,646
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	1,997
		402,251
Georgia - 3.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,542
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,208
1.2%, tender 4/1/14 (b)	1,000	1,001
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,806
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,653
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,828
6.125% 9/1/40	7,190	7,073
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,651
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009: - continued
5% 11/1/18	$ 6,000	$ 6,856
5% 11/1/19	3,000	3,449
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,638
5.25% 1/1/20	1,625	1,889
Series 2008 D, 5.75% 1/1/19	11,500	13,395
Series 2009 B, 5% 1/1/16	2,500	2,720
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,373
Series 2011 A, 5% 1/1/21	9,000	10,224
Series GG:
5% 1/1/22	3,000	3,416
5% 1/1/24	3,625	4,044
5% 1/1/25	1,250	1,385
5% 1/1/26	5,000	5,481
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,261
Series S:
5% 10/1/22	1,275	1,436
5% 10/1/24	2,425	2,662
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	733
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	15,500	15,481
Third Series 2009 A, 5.25% 7/1/36	11,600	12,156
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,137
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,377
		173,114
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,330
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,248
		9,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,991
6.75% 11/1/37	2,600	2,848
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,773
		7,612
Illinois - 14.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,101
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	928
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,659
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,874
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,391
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,503
Series 2010 F, 5% 12/1/31	20,000	19,628
Series 2011 A, 5.5% 12/1/39	5,900	5,843
Series 2012 A, 5% 12/1/42	14,300	13,046
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,710
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,117
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,987
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,911
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	190
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	910
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,171
Series 2008 C, 5% 1/1/34	1,300	1,232
Series 2009 A:
5% 1/1/22	2,930	3,107
5% 1/1/27 (FSA Insured)	3,900	3,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 A:
5% 1/1/33	$ 4,200	$ 3,925
5% 1/1/34	2,090	1,948
Series 2012 C:
5% 1/1/23	1,000	1,053
5% 1/1/25	1,000	1,030
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,041
Series 2010 D:
5.25% 1/1/18 (c)	750	843
5.25% 1/1/19 (c)	5,125	5,751
Series 2011 B, 5% 1/1/20	4,430	4,995
Series 2011 C, 6.5% 1/1/41	14,300	15,926
Series 2012 A, 5% 1/1/22	1,750	1,952
Series 2012 B:
4% 1/1/14 (c)	5,000	5,000
5% 1/1/22 (c)	7,000	7,579
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,394
5% 1/1/23	3,400	3,636
5% 1/1/24	2,000	2,115
5.25% 1/1/37	3,385	3,393
5.25% 1/1/40	1,575	1,573
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,602
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,767
5% 6/1/19 (AMBAC Insured)	3,705	3,924
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	840
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,383
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,390
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,114
5% 12/15/24	1,000	1,101
Series 2012 C, 5% 12/15/25	2,120	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	$ 1,100	$ 1,148
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	626
Series 2010 A, 5.25% 11/15/24	17,925	18,971
Series 2011 A, 5.25% 11/15/24	1,500	1,598
Series 2012 C:
5% 11/15/22	2,000	2,170
5% 11/15/23	2,500	2,670
5% 11/15/24	18,655	19,665
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,923
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,558
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,683
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,499
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,524
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,041
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,565
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,499
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,349
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,887
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,310
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,985
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26 (d)	4,135	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Kewanee Hosp. Proj.) Series 2006: - continued
5.1% 8/15/31 (d)	$ 10,995	$ 10,647
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,001
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,512
5% 5/15/19	3,940	4,473
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,322
6.25% 5/1/21	6,395	7,202
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,327
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	15,138
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,400	1,401
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,055
Series 2008 A, 5.625% 1/1/37	21,035	21,338
Series 2009 A, 7.25% 11/1/38	5,865	6,754
Series 2009:
6.875% 8/15/38	325	349
7% 8/15/44	12,915	13,902
Series 2010 A:
5.5% 8/15/24	2,110	2,215
5.75% 8/15/29	1,440	1,502
Series 2012 A, 5% 5/15/23	1,480	1,567
Series 2012:
5% 9/1/32	8,100	7,955
5% 9/1/38	9,360	8,566
5% 11/15/43	3,265	2,995
Series 2013:
5% 11/15/26	2,675	2,812
5% 5/15/43	7,800	6,569
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,360
Series 2006:
5% 1/1/18	9,600	10,642
5% 1/1/19	3,200	3,548
Series 2007 B, 5% 1/1/15	1,150	1,200
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 3,600	$ 3,548
Series 2012:
5% 8/1/19	4,475	4,965
5% 3/1/20	3,280	3,613
5% 3/1/21	2,750	2,991
5% 8/1/21	1,600	1,736
5% 3/1/22	5,000	5,359
5% 8/1/22	6,600	7,055
5% 8/1/23	3,400	3,593
Series 2013, 5.5% 7/1/38	4,000	4,083
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,280
5% 6/15/16	10,000	11,031
Series 2013, 5% 6/15/25	13,360	14,688
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,558
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,409
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,609
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,152
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,506
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,134
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,784
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,103
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	851
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,206
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	$ 5,180	$ 5,125
0% 12/1/15 (FSA Insured)	3,810	3,713
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,414
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,281
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,137
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,462
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	3,997
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,824
0% 6/15/44 (FSA Insured)	37,400	6,295
0% 6/15/46 (FSA Insured)	4,730	708
0% 6/15/47 (FSA Insured)	3,755	527
Series 2012 B, 0% 12/15/51	48,500	4,905
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,753
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,937
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	587
0% 6/15/16 (Escrowed to Maturity)	1,050	1,035
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,405
0% 6/15/17 (Escrowed to Maturity)	1,175	1,136
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,930
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,126
5% 10/1/19	1,475	1,627
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,885
Series 2013:
6% 10/1/42	3,900	3,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2013: - continued
6.25% 10/1/38	$ 3,900	$ 4,061
0% 4/1/14	3,500	3,492
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,278
0% 11/1/16 (Escrowed to Maturity)	995	978
0% 11/1/16 (FSA Insured)	3,005	2,881
0% 11/1/17 (FSA Insured)	1,300	1,204
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	995
		675,121
Indiana - 2.9%
Carmel High School Bldg. Corp. Series 2005:
5% 1/10/14 (FSA Insured)	1,180	1,181
5% 7/10/14 (FSA Insured)	1,215	1,242
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,511
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,320
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,020
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,795
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,084
5.25% 7/15/16 (FSA Insured)	2,095	2,298
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,247
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,741
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	800	800
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,407
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,408
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A: - continued
5% 12/1/17	$ 855	$ 977
Series 2012:
5% 3/1/22	1,000	1,093
5% 3/1/23	1,000	1,082
5% 3/1/30	1,050	1,043
5% 3/1/41	5,310	4,898
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,513
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	6,001
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,113
5% 1/1/25	1,000	1,099
5% 1/1/26	2,745	2,986
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,172
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,420
Series 2011 A, 5.25% 10/1/24	4,025	4,528
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,858
0% 12/1/17 (AMBAC Insured)	1,470	1,388
0% 6/1/18 (AMBAC Insured)	1,740	1,612
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,236
5% 10/1/21	5,500	6,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,524
5% 7/15/22	1,000	1,124
5% 7/15/23	2,700	3,011
5% 7/15/24	4,185	4,619
5% 7/15/25	4,330	4,724
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,646
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	$ 3,500	$ 3,574
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,105
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,556
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,392
		132,318
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,857
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	329
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,183
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,069
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,370
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,525
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,788
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,147
5% 9/1/24	4,415	4,881
Series 2012 B, 5% 9/1/24	1,500	1,660
		20,952
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,353
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,153
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,974
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	1,600	1,600
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,203
(#90 Proj.) 5.75% 11/1/23	12,000	13,742
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,526
5.75% 10/1/38	6,430	6,559
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,091
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,032
		76,333
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,082
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.588%, tender 5/1/17 (b)	30,000	29,877
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,858
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,085
5% 7/1/15	2,740	2,905
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,318
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012, 5% 12/1/20	$ 3,200	$ 3,515
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,040
		71,493
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,497
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,193
6% 7/1/38	1,800	1,972
		8,662
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,648
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	7,181
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,342
5% 7/1/18	2,500	2,847
Series 2010, 5.125% 7/1/39	3,600	3,611
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,412
Bonds:
Series 2012 C, 0.943%, tender 11/15/17 (b)	14,900	14,992
Series 2013 A:
0.693%, tender 5/15/18 (b)	6,000	5,954
0.713%, tender 5/15/18 (b)	8,400	8,342
Series 2010, 5.625% 7/1/30	1,900	1,792
Series 2013 A:
5% 7/1/24	1,245	1,355
5% 7/1/25	1,060	1,143
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,807
		56,426
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,069
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	7,100	7,074
Series 2013 A, 6.25% 11/15/28	5,000	4,858
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,046
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,526
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,823
5.25% 8/1/24	4,000	4,432
Series 2011 A, 5% 4/1/23	10,000	11,398
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,063
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,476
5% 7/1/21	4,700	5,217
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,319
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,042
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,561
		86,899
Michigan - 2.6%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,599
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,780
Series 2006 D, 0.766% 7/1/32 (b)	5,520	4,053
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,603
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,032
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,341
5% 12/1/15	665	711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	$ 1,425	$ 1,447
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,045
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,127
5% 11/15/21	650	727
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,664
5% 6/1/27	2,300	2,291
5% 6/1/39	4,100	3,573
Series 2012 B, 5% 7/1/22	2,900	3,158
Series 2012:
5% 11/15/36	7,100	6,892
5% 11/15/42	1,560	1,496
Series 2013:
5% 8/15/28	5,585	5,713
5% 8/15/29	2,000	2,037
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,158
5% 12/1/26	980	1,035
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,571
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,410
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	36,500	36,461
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,231
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 4% 1/1/14	1,100	1,100
		117,255
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	576
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	$ 4,165	$ 4,624
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,170
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,717
5% 1/1/20	4,500	5,157
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	495	518
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,735
5.5% 7/1/18	1,400	1,600
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	254
		27,546
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,880	3,877
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,110
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,217
		5,783
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,290
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,740
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	$ 1,600	$ 1,746
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,512
		8,998
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,278
Series 2013 C2, 2% 7/1/14	10,300	10,385
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,592
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,020
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,148
5% 6/1/23	2,000	2,259
5% 6/1/24	2,000	2,235
5% 6/1/25	1,050	1,165
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,621
Series 2013 D1, 5% 3/1/25	2,825	3,183
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,960
		45,846
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,589
Series 2012:
4% 7/1/22	1,350	1,320
5% 7/1/26	1,280	1,318
Series 2013 A, 5% 10/1/43	2,430	2,344
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,553
5% 2/1/23	2,215	2,483
5% 2/1/24	1,775	1,970
		16,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,717
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,528
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,257
5.25% 6/15/21	4,500	4,983
5.25% 6/15/22	10,585	11,539
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,171
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,875
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,587
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,871
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,443
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,971
Series 2012 G, 0.64% 2/1/15 (b)	8,800	8,802
Series 2012 II, 5% 3/1/21	7,600	8,640
Series 2013 I, 5.5% 9/1/19	4,385	5,137
Series 2013:
5% 3/1/23	9,300	10,400
5% 3/1/24	12,800	14,165
5% 3/1/25	1,400	1,536
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,467
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,443
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (b)	17,100	17,112
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,228
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,542
Series 2012 AA:
5% 6/15/23	7,500	8,333
5% 6/15/24	12,000	13,095
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,032
		159,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	$ 27,900	$ 28,600
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,283
4% 9/1/16	3,000	3,263
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,266
		40,412
New York - 8.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,835
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,209
5.75% 7/1/40	1,000	1,054
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,947
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,690
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,678
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,746
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,648
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	470
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	139
Series 2005 F1, 5.25% 9/1/14	3,465	3,581
Series 2005 G, 5% 8/1/14	6,500	6,682
Series 2010 C, 5% 8/1/14	10,000	10,279
Series 2012 F, 5% 8/1/24	5,000	5,550
Series J7, 0.53% 8/1/21 (b)	4,000	3,986
Series J8, 0.44% 8/1/21 (b)	4,900	4,894
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,366
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	854
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S2, 6% 7/15/38	$ 7,000	$ 7,777
Series 2009 S3:
5.25% 1/15/34	17,500	18,900
5.25% 1/15/39	2,600	2,757
Series 2009 S4, 5.75% 1/15/39	6,400	7,053
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,480
5% 2/1/21	3,510	4,085
Series 2010 B, 5% 11/1/20	37,195	43,073
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	168
Series 2012 A, 5% 11/1/21	5,460	6,356
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,126
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,909
Series 2009 A, 5% 3/15/19	11,040	12,903
Series A:
5% 2/15/19	1,000	1,166
5% 2/15/20	3,000	3,496
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	744
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,424
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,675
Series 2009 A:
5% 7/1/20	5,000	5,692
5% 7/1/21	12,335	13,968
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,800
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	7,000	6,994
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.533%, tender 11/1/14 (b)	7,900	7,897
Series 2012 G2, 0.643%, tender 11/1/15 (b)	15,400	15,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,890	$ 9,206
Series 2005 C, 5.25% 11/15/14	1,000	1,043
Series 2008 C, 6.5% 11/15/28	11,300	13,153
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,215
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,346
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,517
Series 2010 A, 5% 4/1/23	8,195	9,106
Series 2011 A, 5% 4/1/19	2,000	2,313
Series 2011 A1, 5% 4/1/20	2,220	2,585
Series 2011 A2, 5% 4/1/21	2,000	2,313
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	590
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,210
Series 2011 A, 5% 3/15/22	7,605	8,714
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,795
Series 2013 B, 5% 6/1/21	4,000	4,323
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,473
5% 11/15/24	4,000	4,576
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,090
		384,106
North Carolina - 1.5%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,612
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,551
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,530
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,404
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	$ 1,250	$ 1,307
5% 1/1/16	3,000	3,263
5% 1/1/20	2,110	2,345
Series 2012 A, 2% 1/1/14	4,780	4,780
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,462
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,453
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,679
5% 6/1/22	4,000	4,370
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,775
Series 2012 A:
5% 1/1/19	10,475	12,050
5% 1/1/20	2,000	2,304
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.563%, tender 12/1/15 (b)	12,900	12,919
		66,232
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,015
Ohio - 2.1%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,228
5% 2/15/23	2,175	2,394
Series 2012:
5% 2/15/21	1,500	1,675
5% 2/15/24	2,000	2,179
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,806
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,533
5% 6/1/17	3,780	4,123
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Wtr. Rev. Series 2012 A: - continued
5% 1/1/27	$ 1,500	$ 1,633
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,500
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,526
5% 6/15/26	2,590	2,625
5% 6/15/27	2,720	2,736
5% 6/15/28	2,855	2,820
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,226
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,257
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,621
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,492
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,610
5% 10/1/22	2,000	2,226
5% 10/1/23	3,000	3,317
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	3,008
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,194
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,327
Series 2013 A2, 0.36% 1/1/16 (b)	1,615	1,612
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,895
5% 12/1/14 (Escrowed to Maturity)	395	412
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,354
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,535
		93,402
Oklahoma - 0.9%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,096
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,300
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,637
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,162
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,472
5% 2/15/42	7,185	7,078
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,456
5% 1/1/22 (FSA Insured)	12,455	13,696
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,329
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	885
		40,111
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,569
Pennsylvania - 4.1%
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,354
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	6,900	7,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,400	$ 2,838
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,413
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,977
5% 7/1/22	6,000	6,574
5% 1/1/23	3,000	3,218
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,788
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,968
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,600
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,558
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,507
Series 2009 A, 5% 6/1/17	2,925	3,239
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,475
5% 3/1/22	2,000	2,216
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.6%, tender 1/2/14 (b)	10,300	10,300
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,981
Series 2011, 5% 7/1/21	2,100	2,457
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,343
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,138
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,894
Series 2009 B, 5% 12/1/16	12,500	13,996
Series 2013 A, 0.66% 12/1/17 (b)	7,600	7,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 995
0% 12/1/33 (a)	1,250	933
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,070
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,970
Tenth Series 1998, 5% 7/1/15	1,895	2,000
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,731
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	722
Series 2010 C:
5% 9/1/20	14,000	15,545
5% 9/1/21	6,000	6,549
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,228
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,018
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,962
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,710
5% 9/1/20 (FSA Insured)	1,000	1,126
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,370
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,029
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,239
5% 4/1/24	1,365	1,499
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,325
		187,172
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 4,353
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,383
		12,897
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	653
South Carolina - 0.8%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,470
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	786
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,196
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,091
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,637
Series 2012 B, 5% 12/1/19	7,200	8,401
Series 2012 C, 5% 12/1/20	7,500	8,723
Series 2013 E, 5% 12/1/48	3,500	3,432
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,392
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,903
		35,031
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	418
5.25% 11/1/18	1,000	1,159
		1,577
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,649
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,683
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,636
4.75% 7/1/15	3,560	3,744
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,547
		20,259
Texas - 8.8%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,940
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,434
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,035
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,812
6% 1/1/18	1,000	1,052
6% 1/1/19	1,335	1,400
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,710
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,812
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,411
5% 11/15/17	1,375	1,580
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,175
5.25% 2/15/42	6,000	6,389
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,373
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,226
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,173
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,593
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,072
5.25% 12/1/43	2,555	2,661
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	5,000	5,408
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A: - continued
5% 11/1/16	$ 3,000	$ 3,342
5% 11/1/19	1,000	1,151
5% 11/1/21	1,500	1,640
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,507
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,040
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,801
Gainesville Independent School District:
5.25% 2/15/36	190	200
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	932
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	1,170	1,179
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,000	4,768
Series 2013 C, 5.125% 10/1/43	2,500	2,406
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,755
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,028
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,276
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,508
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	11,800	11,805
Series 2012 A, 0.49% 8/15/15 (b)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,206
5% 8/15/25	3,860	4,290
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,071
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,952
Series 2012 A, 5% 7/1/23 (c)	2,400	2,566
Series A, 5.5% 7/1/39	6,000	6,402
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,544
Series 2005 A, 0% 2/15/16	6,395	6,298
0% 8/15/15	2,000	1,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	$ 10,300	$ 10,302
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,859
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,238
0% 2/15/17	1,400	1,366
Series 2009, 4% 2/15/14	410	412
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,022
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	980
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,539
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,540
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,037
5% 5/15/14 (Escrowed to Maturity)	45	46
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,627
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	298
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	81
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,477
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,128
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,248
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 2/3/14 (b)(c)	5,300	5,300
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,569
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Navasota Independent School District: - continued
5.5% 8/15/26	$ 725	$ 743
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	516
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,655
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,073
4% 12/15/24	1,825	1,889
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,152
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,463
Series 2011 A:
5.5% 9/1/41	1,200	1,274
6% 9/1/41	1,000	1,097
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,269
Pleasant Grove Independent School District:
5.25% 2/15/32	715	766
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	1,011
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,925
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	612
5.25% 2/15/37	1,465	1,531
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,372
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,295
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,742
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,841
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,428
5% 9/15/24	7,490	8,373
5% 9/15/25	9,295	10,302
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	$ 3,650	$ 3,756
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,426
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,538
5% 10/1/20	2,180	2,520
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,683
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,081
5% 11/15/15	1,880	2,027
5.75% 11/15/24	4,700	5,260
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,083
5% 8/15/26	1,530	1,641
5% 8/15/28	1,620	1,711
5% 8/15/33	3,800	3,849
5.5% 9/1/43	5,350	5,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,742
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,810
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,436
Series 2008, 5% 4/1/25	3,200	3,565
Series 2011 A:
5% 8/1/19 (c)	1,545	1,820
5% 8/1/21 (c)	1,530	1,793
Series 2011 C:
5% 8/1/20 (c)	1,625	1,897
5% 8/1/21 (c)	1,460	1,711
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,963
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
Series 2013, 7% 12/31/38 (c)	$ 16,000	$ 17,097
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,347
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,420
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,728
Series 2007:
5% 4/1/25	2,500	2,775
5% 4/1/26	3,200	3,543
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,135
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,941
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,134
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,554
Waller Independent School District:
5.5% 2/15/26	3,220	3,544
5.5% 2/15/33	4,160	4,499
5.5% 2/15/37	4,820	5,184
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,458
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	750
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,877
		402,009
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,652
5% 8/15/18	2,500	2,851
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,268
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,459
		16,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,232
5% 12/1/15 (FSA Insured)	1,000	1,066
		2,298
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,091
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,087
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	6,642
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,527
		10,256
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,670
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,361
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,054
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,669
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,753
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,140
5% 1/1/23	1,000	1,127
5% 1/1/24	2,330	2,597
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,043
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,147
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,123
Series 2009, 5.25% 1/1/42	1,900	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	$ 885	$ 962
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,574
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,101
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,640
5% 8/15/16	2,500	2,706
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,244
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,619
		69,995
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,078
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,457
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,882
		5,417
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,252
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,854
5.75% 7/1/30	2,000	2,140
Series 2013 B:
5% 7/1/25	1,000	1,065
5% 7/1/36	6,985	6,929
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,012
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 6/1/32	$ 1,025	$ 1,027
5% 6/1/39	815	775
		16,908
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,808
TOTAL MUNICIPAL BONDS (Cost $4,237,743)		4,335,782
Municipal Notes - 1.1%

New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,340
New York - 0.9%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,301
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,306
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,015
		39,622
TOTAL MUNICIPAL NOTES (Cost $49,949)		49,962
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $4,287,692)		4,385,744
NET OTHER ASSETS (LIABILITIES) - 3.6%		162,450
NET ASSETS - 100%		$ 4,548,194
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,808,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	12/17/12	$ 4,370
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5.1% 8/15/31	3/15/13 - 12/19/13	$ 11,076
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.9%
Health Care	16.3%
Special Tax	10.8%
Electric Utilities	9.6%
Transportation	8.8%
Escrowed/Pre-Refunded	6.1%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	10.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,287,692)		$ 4,385,744
Cash		137,960
Receivable for fund shares sold		9,061
Interest receivable		54,291
Prepaid expenses		10
Other receivables		8
Total assets		4,587,074

Liabilities
Payable for investments purchased	$ 5,500
Payable for fund shares redeemed	28,097
Distributions payable	3,327
Accrued management fee	1,038
Distribution and service plan fees payable	82
Other affiliated payables	780
Other payables and accrued expenses	56
Total liabilities		38,880

Net Assets		$ 4,548,194
Net Assets consist of:
Paid in capital		$ 4,449,084
Undistributed net investment income		1,033
Accumulated undistributed net realized gain (loss) on investments		25
Net unrealized appreciation (depreciation) on investments		98,052
Net Assets		$ 4,548,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,386 ÷ 10,646.5 shares)	$ 10.18

Maximum offering price per share (100/96.00 of $10.18)	$ 10.60
Class T: Net Asset Value and redemption price per share ($17,285 ÷ 1,698.9 shares)	$ 10.17

Maximum offering price per share (100/96.00 of $10.17)	$ 10.59
Class B: Net Asset Value and offering price per share ($2,391 ÷ 234.8 shares)A	$ 10.18

Class C: Net Asset Value and offering price per share ($61,745 ÷ 6,062.7 shares)A	$ 10.18

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,890,278 ÷ 382,379.0 shares)	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($468,109 ÷ 45,940.6 shares)	$ 10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 160,707
Income from Fidelity Central Funds		31
Total income		160,738

Expenses
Management fee	$ 12,950
Transfer agent fees	4,429
Distribution and service plan fees	1,131
Accounting fees and expenses	656
Custodian fees and expenses	59
Independent trustees' compensation	19
Registration fees	226
Audit	61
Legal	13
Miscellaneous	44
Total expenses before reductions	19,588
Expense reductions	(59)	19,529
Net investment income (loss)		141,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,075
Change in net unrealized appreciation (depreciation) on investment securities		(234,929)
Net gain (loss)		(224,854)
Net increase (decrease) in net assets resulting from operations		$ (83,645)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,209	$ 140,324
Net realized gain (loss)	10,075	4,886
Change in net unrealized appreciation (depreciation)	(234,929)	86,937
Net increase (decrease) in net assets resulting from operations	(83,645)	232,147
Distributions to shareholders from net investment income	(140,817)	(138,351)
Distributions to shareholders from net realized gain	(9,549)	(3,372)
Total distributions	(150,366)	(141,723)
Share transactions - net increase (decrease)	(352,409)	565,042
Redemption fees	80	55
Total increase (decrease) in net assets	(586,340)	655,521

Net Assets
Beginning of period	5,134,534	4,479,013
End of period (including undistributed net investment income of $1,033 and undistributed net investment income of $657, respectively)	$ 4,548,194	$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.272	.279	.318	.318	.325
Net realized and unrealized gain (loss)	(.460)	.213	.435	(.088)	.482
Total from investment operations	(.188)	.492	.753	.230	.807
Distributions from net investment income	(.271)	(.275)	(.321)	(.317)	(.327)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.292)	(.282)	(.333)	(.360)	(.327)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(1.78)%	4.75%	7.65%	2.25%	8.43%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.65%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.66%	.65%	.68%	.68%	.71%
Expenses net of all reductions	.65%	.65%	.68%	.68%	.71%
Net investment income (loss)	2.61%	2.63%	3.12%	3.09%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 108	$ 131	$ 115	$ 113	$ 106
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.273	.280	.319	.320	.328
Net realized and unrealized gain (loss)	(.460)	.203	.436	(.087)	.481
Total from investment operations	(.187)	.483	.755	.233	.809
Distributions from net investment income	(.272)	(.276)	(.323)	(.320)	(.329)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.293)	(.283)	(.335)	(.363)	(.329)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(1.77)%	4.66%	7.67%	2.28%	8.46%
Ratios to Average Net Assets D, F
Expenses before reductions	.64%	.65%	.67%	.66%	.69%
Expenses net of fee waivers, if any	.64%	.65%	.67%	.66%	.69%
Expenses net of all reductions	.64%	.64%	.67%	.65%	.68%
Net investment income (loss)	2.62%	2.64%	3.14%	3.11%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 18	$ 13	$ 12
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.207	.213	.254	.252	.261
Net realized and unrealized gain (loss)	(.460)	.213	.435	(.087)	.481
Total from investment operations	(.253)	.426	.689	.165	.742
Distributions from net investment income	(.206)	(.209)	(.257)	(.252)	(.262)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.227)	(.216)	(.269)	(.295)	(.262)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(2.39)%	4.10%	6.98%	1.60%	7.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of all reductions	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment income (loss)	1.99%	2.01%	2.49%	2.46%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 3	$ 4	$ 3
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.191	.197	.240	.240	.252
Net realized and unrealized gain (loss)	(.460)	.203	.435	(.078)	.480
Total from investment operations	(.269)	.400	.675	.162	.732
Distributions from net investment income	(.190)	(.193)	(.243)	(.239)	(.252)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.211)	(.200)	(.255)	(.282)	(.252)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Total Return A, B	(2.54)%	3.84%	6.82%	1.58%	7.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of fee waivers, if any	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of all reductions	1.43%	1.43%	1.45%	1.44%	1.45%
Net investment income (loss)	1.83%	1.86%	2.35%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 81	$ 65	$ 64	$ 49
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Income from Investment Operations
Net investment income (loss) B	.301	.309	.347	.347	.355
Net realized and unrealized gain (loss)	(.459)	.203	.435	(.077)	.472
Total from investment operations	(.158)	.512	.782	.270	.827
Distributions from net investment income	(.301)	(.305)	(.350)	(.347)	(.357)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.322)	(.312)	(.362)	(.390)	(.357)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Total Return A	(1.50)%	4.95%	7.96%	2.65%	8.65%
Ratios to Average Net Assets C, E
Expenses before reductions	.37%	.37%	.40%	.39%	.41%
Expenses net of fee waivers, if any	.37%	.37%	.40%	.39%	.41%
Expenses net of all reductions	.37%	.37%	.40%	.39%	.41%
Net investment income (loss)	2.89%	2.92%	3.41%	3.38%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 3,890	$ 4,571	$ 4,003	$ 3,807	$ 3,775
Portfolio turnover rate D	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Income from Investment Operations
Net investment income (loss) B	.295	.305	.343	.341	.351
Net realized and unrealized gain (loss)	(.459)	.212	.435	(.087)	.481
Total from investment operations	(.164)	.517	.778	.254	.832
Distributions from net investment income	(.295)	(.300)	(.346)	(.341)	(.352)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.316)	(.307)	(.358)	(.384)	(.352)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Total Return A	(1.55)%	4.99%	7.91%	2.49%	8.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.42%	.44%	.46%	.47%
Expenses net of fee waivers, if any	.42%	.42%	.44%	.46%	.47%
Expenses net of all reductions	.42%	.41%	.44%	.46%	.46%
Net investment income (loss)	2.84%	2.87%	3.37%	3.31%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 468	$ 327	$ 274	$ 277	$ 660
Portfolio turnover rate D	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 165,296
Gross unrealized depreciation	(66,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 98,670

Tax Cost	$ 4,287,074

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 417
Undistributed long-term capital gain	$ 25
Net unrealized appreciation (depreciation)	$ 98,670

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 140,817	$ 138,351
Long-term Capital Gains	9,549	3,372
Total	$ 150,366	$ 141,723

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $720,306 and $916,933, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 311	$ 20
Class T	-%	.25%	47	-*
Class B	.65%	.25%	24	17
Class C	.75%	.25%	749	181
			$ 1,131	$ 218

* Amount represents one hundred and six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	1
Class B*	5
Class C*	14
$ 47

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 151.12
Class T	20.11
Class B	2.09
Class C	111.15
Intermediate Municipal Income	3,608.08
Institutional Class	537.14
	$ 4,429

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $47 and $12, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 3,227	$ 3,304
Class T	487	477
Class B	53	62
Class C	1,361	1,355
Intermediate Municipal Income	124,670	124,708
Institutional Class	11,019	8,445
Total	$ 140,817	$ 138,351

Annual Report

8. Distributions to Shareholders - continued

Years ended December 31,	2013	2012
From net realized gain
Class A	$ 228	$ 86
Class T	36	12
Class B	5	2
Class C	134	53
Intermediate Municipal Income	8,232	3,005
Institutional Class	914	214
Total	$ 9,549	$ 3,372

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	3,537	4,842	$ 37,027	$ 51,405
Reinvestment of distributions	253	237	2,624	2,517
Shares redeemed	(5,475)	(3,787)	(56,761)	(40,263)
Net increase (decrease)	(1,685)	1,292	$ (17,110)	$ 13,659
Class T
Shares sold	310	617	$ 3,225	$ 6,552
Reinvestment of distributions	31	34	327	364
Shares redeemed	(540)	(447)	(5,587)	(4,762)
Net increase (decrease)	(199)	204	$ (2,035)	$ 2,154
Class B
Shares sold	9	2	$ 87	$ 22
Reinvestment of distributions	3	3	35	36
Shares redeemed	(55)	(40)	(575)	(425)
Net increase (decrease)	(43)	(35)	$ (453)	$ (367)
Class C
Shares sold	1,275	2,676	$ 13,390	$ 28,406
Reinvestment of distributions	109	94	1,132	1,004
Shares redeemed	(2,944)	(1,407)	(30,524)	(14,965)
Net increase (decrease)	(1,560)	1,363	$ (16,002)	$ 14,445
Intermediate Municipal Income
Shares sold	99,199	114,554	$ 1,034,458	$ 1,215,368
Reinvestment of distributions	9,109	8,547	94,590	90,822
Shares redeemed	(155,042)	(77,206)	(1,605,581)	(819,131)
Net increase (decrease)	(46,734)	45,895	$ (476,533)	$ 487,059

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Institutional Class
Shares sold	32,134	12,972	$ 334,547	$ 137,845
Reinvestment of distributions	726	393	7,515	4,186
Shares redeemed	(17,606)	(8,843)	(182,338)	(93,939)
Net increase (decrease)	15,254	4,522	$ 159,724	$ 48,092

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/18/14	02/14/14	$0.000	$0.001

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $10,034,923, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 3.47% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked equal to its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIMI-UANN-0214
1.820143.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-5.71%	3.35%	3.11%
Class T (incl. 4.00% sales charge) B	-5.70%	3.34%	3.10%
Class B (incl. contingent deferred sales charge) C	-7.16%	3.19%	3.05%
Class C (incl. contingent deferred sales charge) D	-3.50%	3.40%	2.88%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005 and April 1, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Class A on December 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -1.78, -1.77%, -2.39% and -2.54%, respectively (excluding sales charges). Meanwhile, while the Barclays® 1-17 Year Municipal Bond Index returned -1.05%. Before expenses, the fund performed in line with the index. Having less exposure to Puerto Rico bonds, which are exempt from federal, state and local income taxes nationwide, bolstered the fund's performance versus the benchmark. These securities were some of the muni market's worst performers. The fund's larger-than-benchmark stake in California state-backed bonds was helpful, as they drew strong demand from investors. The fund's larger exposure to state-backed Illinois bonds hurt, because the bonds performed poorly as state lawmakers remained engaged in political battles over pension and tax reform. Investors expressed deep concern about Illinois lawmakers' inability - until early December - to break through decades of political gridlock to address the inadequacies of state's pension system, which is the worst funded in the nation. In terms of yield-curve positioning, having more exposure than the index to bonds with maturities of 20 years or longer, and less to intermediate-maturity bonds, was a definite negative. As interest rates moved higher, longer-term rates rose more than intermediate-term rates, leading to the outperformance of intermediate-maturity bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.66%
Actual		$ 1,000.00	$ 1,002.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.64%
Actual		$ 1,000.00	$ 1,001.90	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class B	1.27%
Actual		$ 1,000.00	$ 999.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class C	1.43%
Actual		$ 1,000.00	$ 997.90	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,003.20	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.89
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,003.90	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	13.8
California	13.7	15.3
New York	9.3	11.0
Florida	8.8	9.2
Texas	8.8	8.3
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	33.4
Health Care	16.3	14.7
Special Tax	10.8	11.5
Electric Utilities	9.6	9.9
Transportation	8.8	8.5
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.7	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.6	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 9.0%	AAA 9.2%
AA,A 76.0%	AA,A 76.6%
BBB 7.9%	BBB 6.6%
BB and Below 0.7%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,329
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,000
5.5% 1/1/22	2,300	2,300
		6,629
Arizona - 2.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,800
5% 10/1/17 (FSA Insured)	10,000	11,408
5% 10/1/18 (FSA Insured)	2,500	2,880
5.25% 10/1/20 (FSA Insured)	6,695	7,688
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,565
6% 1/1/27	1,400	1,532
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,641
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,443
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,332
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,811
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,743
5% 7/1/20	2,550	2,698
5% 7/1/21	1,505	1,589
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,107
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,228
Series 2011 C, 5% 7/1/21	1,000	1,165
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,536
5% 7/1/18	7,665	8,885
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (b)(c)	2,700	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,578
5% 7/1/25	2,000	2,184
Series 2012 A:
5% 7/1/22	500	568
5% 7/1/23	1,100	1,231
		98,312
California - 13.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,886
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,452
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,507
California Dept. of Wtr. Resources Series AI:
5% 12/1/20	5,000	5,948
5% 12/1/25	2,195	2,493
5% 12/1/29	4,865	5,330
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,002
Series 2004 A:
5% 7/1/15	4,775	4,888
5.25% 7/1/14	3,900	3,998
Series 2009 A:
5% 7/1/15	8,990	9,204
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,355
5% 7/1/18	4,510	5,286
5.25% 7/1/14	3,445	3,531
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,069
Series 2009 B, 5% 7/1/20	5,600	6,540
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,669
5% 9/1/21	6,115	7,087
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,180
5% 3/1/26	2,200	2,365
5% 6/1/27 (AMBAC Insured)	1,800	1,861
5.25% 12/1/33	110	112
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 5	$ 5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,301
5.5% 8/1/30	10,000	11,030
6% 3/1/33	12,375	14,209
6% 4/1/38	7,500	8,323
6% 11/1/39	35,800	40,019
6.5% 4/1/33	150	177
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,510
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	5,936
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,409
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,069
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,196
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,094
Series 2011 D, 5% 8/15/35	3,000	3,040
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,752
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,402
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,526
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,730
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,831
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,111
5% 11/1/24	1,000	1,095
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,416
5.25% 10/1/25	4,000	4,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	$ 15,275	$ 17,637
Series 2012 A:
5% 4/1/22	2,100	2,375
5% 4/1/23	5,000	5,547
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,747
5% 12/1/21	2,500	2,851
Series 2005 K, 5% 11/1/16	7,195	7,781
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,195
Series 2009 G1, 5.75% 10/1/30	2,100	2,314
Series 2009 I, 6.125% 11/1/29	1,300	1,502
Series 2010 A, 5.75% 3/1/30	4,100	4,559
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,040
Series 2009 A:
5.75% 11/1/25	5,000	5,655
5.75% 11/1/28	5,000	5,603
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,170
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	684
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (b)	14,800	14,794
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,061
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (b)	40,735	40,741
Series 2011 A2, 0.41%, tender 7/1/14 (b)	18,185	18,188
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,038
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,509
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16	1,000	1,003
5.75% 1/15/40	1,600	1,606
5.875% 1/15/27	1,000	1,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	$ 5,000	$ 5,113
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,522
Series 2010 C, 5.25% 8/1/39	3,700	3,939
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,497
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,568
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,770
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,513
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (b)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,129
5% 7/1/23	3,800	4,220
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,383
5% 7/1/20	2,000	2,278
5% 7/1/21	1,500	1,676
5% 7/1/22	2,250	2,471
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,628
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,607
Series 2013, 6.25% 8/1/28	1,860	2,037
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,342
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,564
Poway Unified School District Series B:
0% 8/1/36	12,950	3,633
0% 8/1/37	16,850	4,417
0% 8/1/38	4,650	1,141
0% 8/1/40	2,240	476
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,951
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	$ 700	$ 801
5.25% 7/1/21	700	800
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,282
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,144
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,340
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,410
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,451
5.25% 8/1/26	2,200	2,299
5.5% 8/1/20	2,000	2,246
Series 2009 B, 5% 8/1/18	7,355	8,195
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,771
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,661
5% 5/15/22	2,000	2,246
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	864
0% 7/1/39	7,200	1,722
0% 7/1/46	20,405	3,173
0% 7/1/47	13,000	1,903
Series 2008 E, 0% 7/1/49	4,500	587
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,466
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,149
0% 8/1/37	2,000	540
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,244
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,598
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 10,850
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,223
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,084
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	178
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,875
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,605
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	790
Series 2009 O, 5.25% 5/15/39	1,900	1,988
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,796
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,695
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,505
		624,446
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,086
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,526
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,633
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,149
5% 11/15/14 (Escrowed to Maturity)	60	62
Series 2006 F:
5% 11/15/14	420	437
5% 11/15/14 (Escrowed to Maturity)	935	973
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,108
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	$ 2,310	$ 2,451
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,294
Series 2010 A:
0% 9/1/35	2,000	533
0% 9/1/37	3,000	692
0% 9/1/38	3,760	809
		30,015
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,753
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,429
Series 2013 A:
0.2% 3/1/15 (b)	3,200	3,197
0.29% 3/1/16 (b)	1,400	1,394
0.4% 3/1/17 (b)	1,600	1,589
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,039
		24,401
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,937
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,680
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,023
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,229
		18,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	$ 3,100	$ 3,447
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,390
Series 2012 A:
5% 7/1/21	5,380	6,124
5% 7/1/22	5,000	5,636
5% 7/1/25	5,635	6,177
5% 7/1/26	24,585	26,689
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,580
Series 2011 A1, 5% 6/1/18	2,000	2,256
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,446
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,458
5% 12/1/23	2,245	2,458
5% 12/1/24	2,365	2,577
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,244
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,697
Series 2009 D, 5% 6/1/21	2,780	3,190
Series 2011 C:
5% 6/1/20	12,380	14,596
5% 6/1/22	10,000	11,543
Series 2011 E, 5% 6/1/24	5,000	5,681
Series A, 5.5% 6/1/38	1,800	1,941
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,761
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,690
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	4,861
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,714
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,283
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	$ 2,600	$ 2,957
5% 11/15/18	2,000	2,304
Series 2008 B, 6% 11/15/37	12,000	13,091
Series B:
5% 11/15/17	1,050	1,131
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	163
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,783
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,852
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,038
5% 9/1/22	2,270	2,464
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/14	4,810	4,863
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,215
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,448
5% 10/1/23	5,320	5,840
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,226
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,005
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,117
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,490
5.25% 6/1/24	3,750	3,933
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,075
5% 11/15/22	500	529
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,773
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,388
Series 2012 A:
5% 10/1/22 (c)	3,000	3,296
5% 10/1/24 (c)	10,000	10,445
5% 10/1/24	2,165	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	$ 2,250	$ 2,401
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,399
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,164
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,983
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,769
5% 8/1/15 (AMBAC Insured)	5,990	6,389
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,425
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,311
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,805
5.75% 10/1/43	1,850	1,880
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,032
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,898
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,881
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,324
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,291
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,755
5% 10/1/20	3,500	4,096
Series 2012 A:
5% 10/1/23	1,700	1,957
5% 10/1/25	900	1,009
Series 2013 A, 5% 10/1/24	4,800	5,523
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev.: - continued
Series 2011, 5% 10/1/24	$ 8,600	$ 9,541
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,920
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,488
Series 2013 A:
5% 7/1/25	2,000	2,193
5% 7/1/27	4,255	4,588
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,895
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,339
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,733
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,665
5% 10/1/18 (FSA Insured) (c)	10,515	11,832
5% 10/1/19 (FSA Insured) (c)	5,965	6,646
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	1,997
		402,251
Georgia - 3.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,542
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,208
1.2%, tender 4/1/14 (b)	1,000	1,001
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,806
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,653
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,828
6.125% 9/1/40	7,190	7,073
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,651
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009: - continued
5% 11/1/18	$ 6,000	$ 6,856
5% 11/1/19	3,000	3,449
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,638
5.25% 1/1/20	1,625	1,889
Series 2008 D, 5.75% 1/1/19	11,500	13,395
Series 2009 B, 5% 1/1/16	2,500	2,720
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,373
Series 2011 A, 5% 1/1/21	9,000	10,224
Series GG:
5% 1/1/22	3,000	3,416
5% 1/1/24	3,625	4,044
5% 1/1/25	1,250	1,385
5% 1/1/26	5,000	5,481
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,261
Series S:
5% 10/1/22	1,275	1,436
5% 10/1/24	2,425	2,662
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	733
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	15,500	15,481
Third Series 2009 A, 5.25% 7/1/36	11,600	12,156
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,137
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,377
		173,114
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,330
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,248
		9,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,991
6.75% 11/1/37	2,600	2,848
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,773
		7,612
Illinois - 14.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,101
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	928
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,659
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,874
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,391
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,503
Series 2010 F, 5% 12/1/31	20,000	19,628
Series 2011 A, 5.5% 12/1/39	5,900	5,843
Series 2012 A, 5% 12/1/42	14,300	13,046
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,710
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,117
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,987
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,911
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	190
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	910
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,171
Series 2008 C, 5% 1/1/34	1,300	1,232
Series 2009 A:
5% 1/1/22	2,930	3,107
5% 1/1/27 (FSA Insured)	3,900	3,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 A:
5% 1/1/33	$ 4,200	$ 3,925
5% 1/1/34	2,090	1,948
Series 2012 C:
5% 1/1/23	1,000	1,053
5% 1/1/25	1,000	1,030
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,041
Series 2010 D:
5.25% 1/1/18 (c)	750	843
5.25% 1/1/19 (c)	5,125	5,751
Series 2011 B, 5% 1/1/20	4,430	4,995
Series 2011 C, 6.5% 1/1/41	14,300	15,926
Series 2012 A, 5% 1/1/22	1,750	1,952
Series 2012 B:
4% 1/1/14 (c)	5,000	5,000
5% 1/1/22 (c)	7,000	7,579
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,394
5% 1/1/23	3,400	3,636
5% 1/1/24	2,000	2,115
5.25% 1/1/37	3,385	3,393
5.25% 1/1/40	1,575	1,573
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,602
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,767
5% 6/1/19 (AMBAC Insured)	3,705	3,924
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	840
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,383
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,390
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,114
5% 12/15/24	1,000	1,101
Series 2012 C, 5% 12/15/25	2,120	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	$ 1,100	$ 1,148
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	626
Series 2010 A, 5.25% 11/15/24	17,925	18,971
Series 2011 A, 5.25% 11/15/24	1,500	1,598
Series 2012 C:
5% 11/15/22	2,000	2,170
5% 11/15/23	2,500	2,670
5% 11/15/24	18,655	19,665
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,923
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,558
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,683
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,499
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,524
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,041
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,565
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,499
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,349
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,887
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,310
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,985
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26 (d)	4,135	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Kewanee Hosp. Proj.) Series 2006: - continued
5.1% 8/15/31 (d)	$ 10,995	$ 10,647
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,001
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,512
5% 5/15/19	3,940	4,473
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,322
6.25% 5/1/21	6,395	7,202
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,327
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	15,138
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,400	1,401
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,055
Series 2008 A, 5.625% 1/1/37	21,035	21,338
Series 2009 A, 7.25% 11/1/38	5,865	6,754
Series 2009:
6.875% 8/15/38	325	349
7% 8/15/44	12,915	13,902
Series 2010 A:
5.5% 8/15/24	2,110	2,215
5.75% 8/15/29	1,440	1,502
Series 2012 A, 5% 5/15/23	1,480	1,567
Series 2012:
5% 9/1/32	8,100	7,955
5% 9/1/38	9,360	8,566
5% 11/15/43	3,265	2,995
Series 2013:
5% 11/15/26	2,675	2,812
5% 5/15/43	7,800	6,569
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,360
Series 2006:
5% 1/1/18	9,600	10,642
5% 1/1/19	3,200	3,548
Series 2007 B, 5% 1/1/15	1,150	1,200
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 3,600	$ 3,548
Series 2012:
5% 8/1/19	4,475	4,965
5% 3/1/20	3,280	3,613
5% 3/1/21	2,750	2,991
5% 8/1/21	1,600	1,736
5% 3/1/22	5,000	5,359
5% 8/1/22	6,600	7,055
5% 8/1/23	3,400	3,593
Series 2013, 5.5% 7/1/38	4,000	4,083
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,280
5% 6/15/16	10,000	11,031
Series 2013, 5% 6/15/25	13,360	14,688
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,558
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,409
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,609
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,152
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,506
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,134
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,784
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,103
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	851
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,206
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	$ 5,180	$ 5,125
0% 12/1/15 (FSA Insured)	3,810	3,713
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,414
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,281
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,137
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,462
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	3,997
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,824
0% 6/15/44 (FSA Insured)	37,400	6,295
0% 6/15/46 (FSA Insured)	4,730	708
0% 6/15/47 (FSA Insured)	3,755	527
Series 2012 B, 0% 12/15/51	48,500	4,905
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,753
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,937
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	587
0% 6/15/16 (Escrowed to Maturity)	1,050	1,035
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,405
0% 6/15/17 (Escrowed to Maturity)	1,175	1,136
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,930
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,126
5% 10/1/19	1,475	1,627
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,885
Series 2013:
6% 10/1/42	3,900	3,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2013: - continued
6.25% 10/1/38	$ 3,900	$ 4,061
0% 4/1/14	3,500	3,492
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,278
0% 11/1/16 (Escrowed to Maturity)	995	978
0% 11/1/16 (FSA Insured)	3,005	2,881
0% 11/1/17 (FSA Insured)	1,300	1,204
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	995
		675,121
Indiana - 2.9%
Carmel High School Bldg. Corp. Series 2005:
5% 1/10/14 (FSA Insured)	1,180	1,181
5% 7/10/14 (FSA Insured)	1,215	1,242
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,511
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,320
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,020
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,795
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,084
5.25% 7/15/16 (FSA Insured)	2,095	2,298
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,247
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,741
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	800	800
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,407
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,408
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A: - continued
5% 12/1/17	$ 855	$ 977
Series 2012:
5% 3/1/22	1,000	1,093
5% 3/1/23	1,000	1,082
5% 3/1/30	1,050	1,043
5% 3/1/41	5,310	4,898
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,513
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	6,001
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,113
5% 1/1/25	1,000	1,099
5% 1/1/26	2,745	2,986
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,172
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,420
Series 2011 A, 5.25% 10/1/24	4,025	4,528
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,858
0% 12/1/17 (AMBAC Insured)	1,470	1,388
0% 6/1/18 (AMBAC Insured)	1,740	1,612
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,236
5% 10/1/21	5,500	6,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,524
5% 7/15/22	1,000	1,124
5% 7/15/23	2,700	3,011
5% 7/15/24	4,185	4,619
5% 7/15/25	4,330	4,724
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,646
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	$ 3,500	$ 3,574
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,105
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,556
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,392
		132,318
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,857
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	329
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,183
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,069
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,370
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,525
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,788
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,147
5% 9/1/24	4,415	4,881
Series 2012 B, 5% 9/1/24	1,500	1,660
		20,952
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,353
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,153
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,974
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	1,600	1,600
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,203
(#90 Proj.) 5.75% 11/1/23	12,000	13,742
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,526
5.75% 10/1/38	6,430	6,559
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,091
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,032
		76,333
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,082
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.588%, tender 5/1/17 (b)	30,000	29,877
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,858
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,085
5% 7/1/15	2,740	2,905
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,318
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012, 5% 12/1/20	$ 3,200	$ 3,515
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,040
		71,493
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,497
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,193
6% 7/1/38	1,800	1,972
		8,662
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,648
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	7,181
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,342
5% 7/1/18	2,500	2,847
Series 2010, 5.125% 7/1/39	3,600	3,611
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,412
Bonds:
Series 2012 C, 0.943%, tender 11/15/17 (b)	14,900	14,992
Series 2013 A:
0.693%, tender 5/15/18 (b)	6,000	5,954
0.713%, tender 5/15/18 (b)	8,400	8,342
Series 2010, 5.625% 7/1/30	1,900	1,792
Series 2013 A:
5% 7/1/24	1,245	1,355
5% 7/1/25	1,060	1,143
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,807
		56,426
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,069
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	7,100	7,074
Series 2013 A, 6.25% 11/15/28	5,000	4,858
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,046
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,526
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,823
5.25% 8/1/24	4,000	4,432
Series 2011 A, 5% 4/1/23	10,000	11,398
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,063
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,476
5% 7/1/21	4,700	5,217
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,319
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,042
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,561
		86,899
Michigan - 2.6%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,599
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,780
Series 2006 D, 0.766% 7/1/32 (b)	5,520	4,053
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,603
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,032
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,341
5% 12/1/15	665	711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	$ 1,425	$ 1,447
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,045
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,127
5% 11/15/21	650	727
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,664
5% 6/1/27	2,300	2,291
5% 6/1/39	4,100	3,573
Series 2012 B, 5% 7/1/22	2,900	3,158
Series 2012:
5% 11/15/36	7,100	6,892
5% 11/15/42	1,560	1,496
Series 2013:
5% 8/15/28	5,585	5,713
5% 8/15/29	2,000	2,037
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,158
5% 12/1/26	980	1,035
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,571
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,410
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	36,500	36,461
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,231
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 4% 1/1/14	1,100	1,100
		117,255
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	576
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	$ 4,165	$ 4,624
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,170
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,717
5% 1/1/20	4,500	5,157
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	495	518
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,735
5.5% 7/1/18	1,400	1,600
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	254
		27,546
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	3,880	3,877
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,110
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,217
		5,783
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,290
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,740
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	$ 1,600	$ 1,746
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,512
		8,998
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,278
Series 2013 C2, 2% 7/1/14	10,300	10,385
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,592
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,020
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,148
5% 6/1/23	2,000	2,259
5% 6/1/24	2,000	2,235
5% 6/1/25	1,050	1,165
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,621
Series 2013 D1, 5% 3/1/25	2,825	3,183
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,960
		45,846
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,589
Series 2012:
4% 7/1/22	1,350	1,320
5% 7/1/26	1,280	1,318
Series 2013 A, 5% 10/1/43	2,430	2,344
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,553
5% 2/1/23	2,215	2,483
5% 2/1/24	1,775	1,970
		16,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,717
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,528
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,257
5.25% 6/15/21	4,500	4,983
5.25% 6/15/22	10,585	11,539
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,171
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,875
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,587
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,871
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,443
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,971
Series 2012 G, 0.64% 2/1/15 (b)	8,800	8,802
Series 2012 II, 5% 3/1/21	7,600	8,640
Series 2013 I, 5.5% 9/1/19	4,385	5,137
Series 2013:
5% 3/1/23	9,300	10,400
5% 3/1/24	12,800	14,165
5% 3/1/25	1,400	1,536
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,467
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,443
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (b)	17,100	17,112
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,228
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,542
Series 2012 AA:
5% 6/15/23	7,500	8,333
5% 6/15/24	12,000	13,095
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,032
		159,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	$ 27,900	$ 28,600
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,283
4% 9/1/16	3,000	3,263
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,266
		40,412
New York - 8.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,835
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,209
5.75% 7/1/40	1,000	1,054
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,947
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,690
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,678
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,746
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,648
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	470
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	139
Series 2005 F1, 5.25% 9/1/14	3,465	3,581
Series 2005 G, 5% 8/1/14	6,500	6,682
Series 2010 C, 5% 8/1/14	10,000	10,279
Series 2012 F, 5% 8/1/24	5,000	5,550
Series J7, 0.53% 8/1/21 (b)	4,000	3,986
Series J8, 0.44% 8/1/21 (b)	4,900	4,894
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,366
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	854
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S2, 6% 7/15/38	$ 7,000	$ 7,777
Series 2009 S3:
5.25% 1/15/34	17,500	18,900
5.25% 1/15/39	2,600	2,757
Series 2009 S4, 5.75% 1/15/39	6,400	7,053
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,480
5% 2/1/21	3,510	4,085
Series 2010 B, 5% 11/1/20	37,195	43,073
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	168
Series 2012 A, 5% 11/1/21	5,460	6,356
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,126
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,909
Series 2009 A, 5% 3/15/19	11,040	12,903
Series A:
5% 2/15/19	1,000	1,166
5% 2/15/20	3,000	3,496
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	744
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,424
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,675
Series 2009 A:
5% 7/1/20	5,000	5,692
5% 7/1/21	12,335	13,968
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,800
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	7,000	6,994
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.533%, tender 11/1/14 (b)	7,900	7,897
Series 2012 G2, 0.643%, tender 11/1/15 (b)	15,400	15,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,890	$ 9,206
Series 2005 C, 5.25% 11/15/14	1,000	1,043
Series 2008 C, 6.5% 11/15/28	11,300	13,153
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,215
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,346
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,517
Series 2010 A, 5% 4/1/23	8,195	9,106
Series 2011 A, 5% 4/1/19	2,000	2,313
Series 2011 A1, 5% 4/1/20	2,220	2,585
Series 2011 A2, 5% 4/1/21	2,000	2,313
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	590
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,210
Series 2011 A, 5% 3/15/22	7,605	8,714
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,795
Series 2013 B, 5% 6/1/21	4,000	4,323
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,473
5% 11/15/24	4,000	4,576
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,090
		384,106
North Carolina - 1.5%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,612
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,551
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,530
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,404
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	$ 1,250	$ 1,307
5% 1/1/16	3,000	3,263
5% 1/1/20	2,110	2,345
Series 2012 A, 2% 1/1/14	4,780	4,780
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,462
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,453
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,679
5% 6/1/22	4,000	4,370
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,775
Series 2012 A:
5% 1/1/19	10,475	12,050
5% 1/1/20	2,000	2,304
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.563%, tender 12/1/15 (b)	12,900	12,919
		66,232
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,015
Ohio - 2.1%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,228
5% 2/15/23	2,175	2,394
Series 2012:
5% 2/15/21	1,500	1,675
5% 2/15/24	2,000	2,179
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,806
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,533
5% 6/1/17	3,780	4,123
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Wtr. Rev. Series 2012 A: - continued
5% 1/1/27	$ 1,500	$ 1,633
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,500
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,526
5% 6/15/26	2,590	2,625
5% 6/15/27	2,720	2,736
5% 6/15/28	2,855	2,820
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,226
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,257
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,621
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,492
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,610
5% 10/1/22	2,000	2,226
5% 10/1/23	3,000	3,317
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	3,008
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,194
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,327
Series 2013 A2, 0.36% 1/1/16 (b)	1,615	1,612
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,895
5% 12/1/14 (Escrowed to Maturity)	395	412
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,354
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,535
		93,402
Oklahoma - 0.9%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,096
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,300
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,637
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,162
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,472
5% 2/15/42	7,185	7,078
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,456
5% 1/1/22 (FSA Insured)	12,455	13,696
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,329
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	885
		40,111
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,569
Pennsylvania - 4.1%
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,354
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	6,900	7,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,400	$ 2,838
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,413
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,977
5% 7/1/22	6,000	6,574
5% 1/1/23	3,000	3,218
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,788
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,968
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,600
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,558
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,507
Series 2009 A, 5% 6/1/17	2,925	3,239
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,475
5% 3/1/22	2,000	2,216
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.6%, tender 1/2/14 (b)	10,300	10,300
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,981
Series 2011, 5% 7/1/21	2,100	2,457
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,343
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,138
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,894
Series 2009 B, 5% 12/1/16	12,500	13,996
Series 2013 A, 0.66% 12/1/17 (b)	7,600	7,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 995
0% 12/1/33 (a)	1,250	933
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,070
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,970
Tenth Series 1998, 5% 7/1/15	1,895	2,000
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,731
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	722
Series 2010 C:
5% 9/1/20	14,000	15,545
5% 9/1/21	6,000	6,549
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,228
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,018
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,962
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,710
5% 9/1/20 (FSA Insured)	1,000	1,126
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,370
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,029
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,239
5% 4/1/24	1,365	1,499
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,325
		187,172
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 4,353
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,383
		12,897
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	653
South Carolina - 0.8%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,470
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	786
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,196
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,091
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,637
Series 2012 B, 5% 12/1/19	7,200	8,401
Series 2012 C, 5% 12/1/20	7,500	8,723
Series 2013 E, 5% 12/1/48	3,500	3,432
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,392
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,903
		35,031
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	418
5.25% 11/1/18	1,000	1,159
		1,577
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,649
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,683
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,636
4.75% 7/1/15	3,560	3,744
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,547
		20,259
Texas - 8.8%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,940
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,434
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,035
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,812
6% 1/1/18	1,000	1,052
6% 1/1/19	1,335	1,400
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,710
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,812
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,411
5% 11/15/17	1,375	1,580
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,175
5.25% 2/15/42	6,000	6,389
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,373
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,226
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,173
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,593
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,072
5.25% 12/1/43	2,555	2,661
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	5,000	5,408
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A: - continued
5% 11/1/16	$ 3,000	$ 3,342
5% 11/1/19	1,000	1,151
5% 11/1/21	1,500	1,640
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,507
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,040
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,801
Gainesville Independent School District:
5.25% 2/15/36	190	200
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	932
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	1,170	1,179
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,000	4,768
Series 2013 C, 5.125% 10/1/43	2,500	2,406
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,755
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,028
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,276
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,508
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	11,800	11,805
Series 2012 A, 0.49% 8/15/15 (b)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,206
5% 8/15/25	3,860	4,290
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,071
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,952
Series 2012 A, 5% 7/1/23 (c)	2,400	2,566
Series A, 5.5% 7/1/39	6,000	6,402
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,544
Series 2005 A, 0% 2/15/16	6,395	6,298
0% 8/15/15	2,000	1,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	$ 10,300	$ 10,302
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,859
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,238
0% 2/15/17	1,400	1,366
Series 2009, 4% 2/15/14	410	412
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,022
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	980
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,539
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,540
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,037
5% 5/15/14 (Escrowed to Maturity)	45	46
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,627
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	298
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	81
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,477
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,128
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,248
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 2/3/14 (b)(c)	5,300	5,300
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,569
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Navasota Independent School District: - continued
5.5% 8/15/26	$ 725	$ 743
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	516
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,655
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,073
4% 12/15/24	1,825	1,889
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,152
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,463
Series 2011 A:
5.5% 9/1/41	1,200	1,274
6% 9/1/41	1,000	1,097
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,269
Pleasant Grove Independent School District:
5.25% 2/15/32	715	766
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	1,011
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,925
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	612
5.25% 2/15/37	1,465	1,531
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,372
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,295
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,742
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,841
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,428
5% 9/15/24	7,490	8,373
5% 9/15/25	9,295	10,302
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	$ 3,650	$ 3,756
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,426
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,538
5% 10/1/20	2,180	2,520
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,683
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,081
5% 11/15/15	1,880	2,027
5.75% 11/15/24	4,700	5,260
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,083
5% 8/15/26	1,530	1,641
5% 8/15/28	1,620	1,711
5% 8/15/33	3,800	3,849
5.5% 9/1/43	5,350	5,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,742
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,810
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,436
Series 2008, 5% 4/1/25	3,200	3,565
Series 2011 A:
5% 8/1/19 (c)	1,545	1,820
5% 8/1/21 (c)	1,530	1,793
Series 2011 C:
5% 8/1/20 (c)	1,625	1,897
5% 8/1/21 (c)	1,460	1,711
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,963
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
Series 2013, 7% 12/31/38 (c)	$ 16,000	$ 17,097
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,347
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,420
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,728
Series 2007:
5% 4/1/25	2,500	2,775
5% 4/1/26	3,200	3,543
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,135
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,941
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,134
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,554
Waller Independent School District:
5.5% 2/15/26	3,220	3,544
5.5% 2/15/33	4,160	4,499
5.5% 2/15/37	4,820	5,184
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,458
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	750
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,877
		402,009
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,652
5% 8/15/18	2,500	2,851
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,268
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,459
		16,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,232
5% 12/1/15 (FSA Insured)	1,000	1,066
		2,298
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,091
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,087
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	6,642
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,527
		10,256
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,670
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,361
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,054
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,669
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,753
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,140
5% 1/1/23	1,000	1,127
5% 1/1/24	2,330	2,597
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,043
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,147
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,123
Series 2009, 5.25% 1/1/42	1,900	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	$ 885	$ 962
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,574
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,101
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,640
5% 8/15/16	2,500	2,706
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,244
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,619
		69,995
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,078
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,457
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,882
		5,417
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,252
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,854
5.75% 7/1/30	2,000	2,140
Series 2013 B:
5% 7/1/25	1,000	1,065
5% 7/1/36	6,985	6,929
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,012
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 6/1/32	$ 1,025	$ 1,027
5% 6/1/39	815	775
		16,908
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,808
TOTAL MUNICIPAL BONDS (Cost $4,237,743)		4,335,782
Municipal Notes - 1.1%

New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,340
New York - 0.9%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,301
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,306
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,015
		39,622
TOTAL MUNICIPAL NOTES (Cost $49,949)		49,962
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $4,287,692)		4,385,744
NET OTHER ASSETS (LIABILITIES) - 3.6%		162,450
NET ASSETS - 100%		$ 4,548,194
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,808,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	12/17/12	$ 4,370
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5.1% 8/15/31	3/15/13 - 12/19/13	$ 11,076
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.9%
Health Care	16.3%
Special Tax	10.8%
Electric Utilities	9.6%
Transportation	8.8%
Escrowed/Pre-Refunded	6.1%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	10.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,287,692)		$ 4,385,744
Cash		137,960
Receivable for fund shares sold		9,061
Interest receivable		54,291
Prepaid expenses		10
Other receivables		8
Total assets		4,587,074

Liabilities
Payable for investments purchased	$ 5,500
Payable for fund shares redeemed	28,097
Distributions payable	3,327
Accrued management fee	1,038
Distribution and service plan fees payable	82
Other affiliated payables	780
Other payables and accrued expenses	56
Total liabilities		38,880

Net Assets		$ 4,548,194
Net Assets consist of:
Paid in capital		$ 4,449,084
Undistributed net investment income		1,033
Accumulated undistributed net realized gain (loss) on investments		25
Net unrealized appreciation (depreciation) on investments		98,052
Net Assets		$ 4,548,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,386 ÷ 10,646.5 shares)	$ 10.18

Maximum offering price per share (100/96.00 of $10.18)	$ 10.60
Class T: Net Asset Value and redemption price per share ($17,285 ÷ 1,698.9 shares)	$ 10.17

Maximum offering price per share (100/96.00 of $10.17)	$ 10.59
Class B: Net Asset Value and offering price per share ($2,391 ÷ 234.8 shares)A	$ 10.18

Class C: Net Asset Value and offering price per share ($61,745 ÷ 6,062.7 shares)A	$ 10.18

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,890,278 ÷ 382,379.0 shares)	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($468,109 ÷ 45,940.6 shares)	$ 10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 160,707
Income from Fidelity Central Funds		31
Total income		160,738

Expenses
Management fee	$ 12,950
Transfer agent fees	4,429
Distribution and service plan fees	1,131
Accounting fees and expenses	656
Custodian fees and expenses	59
Independent trustees' compensation	19
Registration fees	226
Audit	61
Legal	13
Miscellaneous	44
Total expenses before reductions	19,588
Expense reductions	(59)	19,529
Net investment income (loss)		141,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,075
Change in net unrealized appreciation (depreciation) on investment securities		(234,929)
Net gain (loss)		(224,854)
Net increase (decrease) in net assets resulting from operations		$ (83,645)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,209	$ 140,324
Net realized gain (loss)	10,075	4,886
Change in net unrealized appreciation (depreciation)	(234,929)	86,937
Net increase (decrease) in net assets resulting from operations	(83,645)	232,147
Distributions to shareholders from net investment income	(140,817)	(138,351)
Distributions to shareholders from net realized gain	(9,549)	(3,372)
Total distributions	(150,366)	(141,723)
Share transactions - net increase (decrease)	(352,409)	565,042
Redemption fees	80	55
Total increase (decrease) in net assets	(586,340)	655,521

Net Assets
Beginning of period	5,134,534	4,479,013
End of period (including undistributed net investment income of $1,033 and undistributed net investment income of $657, respectively)	$ 4,548,194	$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.272	.279	.318	.318	.325
Net realized and unrealized gain (loss)	(.460)	.213	.435	(.088)	.482
Total from investment operations	(.188)	.492	.753	.230	.807
Distributions from net investment income	(.271)	(.275)	(.321)	(.317)	(.327)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.292)	(.282)	(.333)	(.360)	(.327)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(1.78)%	4.75%	7.65%	2.25%	8.43%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.65%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.66%	.65%	.68%	.68%	.71%
Expenses net of all reductions	.65%	.65%	.68%	.68%	.71%
Net investment income (loss)	2.61%	2.63%	3.12%	3.09%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 108	$ 131	$ 115	$ 113	$ 106
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.273	.280	.319	.320	.328
Net realized and unrealized gain (loss)	(.460)	.203	.436	(.087)	.481
Total from investment operations	(.187)	.483	.755	.233	.809
Distributions from net investment income	(.272)	(.276)	(.323)	(.320)	(.329)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.293)	(.283)	(.335)	(.363)	(.329)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(1.77)%	4.66%	7.67%	2.28%	8.46%
Ratios to Average Net Assets D, F
Expenses before reductions	.64%	.65%	.67%	.66%	.69%
Expenses net of fee waivers, if any	.64%	.65%	.67%	.66%	.69%
Expenses net of all reductions	.64%	.64%	.67%	.65%	.68%
Net investment income (loss)	2.62%	2.64%	3.14%	3.11%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 18	$ 13	$ 12
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.207	.213	.254	.252	.261
Net realized and unrealized gain (loss)	(.460)	.213	.435	(.087)	.481
Total from investment operations	(.253)	.426	.689	.165	.742
Distributions from net investment income	(.206)	(.209)	(.257)	(.252)	(.262)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.227)	(.216)	(.269)	(.295)	(.262)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total Return A, B	(2.39)%	4.10%	6.98%	1.60%	7.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of all reductions	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment income (loss)	1.99%	2.01%	2.49%	2.46%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 3	$ 4	$ 3
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) C	.191	.197	.240	.240	.252
Net realized and unrealized gain (loss)	(.460)	.203	.435	(.078)	.480
Total from investment operations	(.269)	.400	.675	.162	.732
Distributions from net investment income	(.190)	(.193)	(.243)	(.239)	(.252)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.211)	(.200)	(.255)	(.282)	(.252)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Total Return A, B	(2.54)%	3.84%	6.82%	1.58%	7.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of fee waivers, if any	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of all reductions	1.43%	1.43%	1.45%	1.44%	1.45%
Net investment income (loss)	1.83%	1.86%	2.35%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 81	$ 65	$ 64	$ 49
Portfolio turnover rate E	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Income from Investment Operations
Net investment income (loss) B	.301	.309	.347	.347	.355
Net realized and unrealized gain (loss)	(.459)	.203	.435	(.077)	.472
Total from investment operations	(.158)	.512	.782	.270	.827
Distributions from net investment income	(.301)	(.305)	(.350)	(.347)	(.357)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.322)	(.312)	(.362)	(.390)	(.357)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Total Return A	(1.50)%	4.95%	7.96%	2.65%	8.65%
Ratios to Average Net Assets C, E
Expenses before reductions	.37%	.37%	.40%	.39%	.41%
Expenses net of fee waivers, if any	.37%	.37%	.40%	.39%	.41%
Expenses net of all reductions	.37%	.37%	.40%	.39%	.41%
Net investment income (loss)	2.89%	2.92%	3.41%	3.38%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 3,890	$ 4,571	$ 4,003	$ 3,807	$ 3,775
Portfolio turnover rate D	15%	15%	14%	18%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Income from Investment Operations
Net investment income (loss) B	.295	.305	.343	.341	.351
Net realized and unrealized gain (loss)	(.459)	.212	.435	(.087)	.481
Total from investment operations	(.164)	.517	.778	.254	.832
Distributions from net investment income	(.295)	(.300)	(.346)	(.341)	(.352)
Distributions from net realized gain	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.316)	(.307)	(.358)	(.384)	(.352)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Total Return A	(1.55)%	4.99%	7.91%	2.49%	8.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.42%	.44%	.46%	.47%
Expenses net of fee waivers, if any	.42%	.42%	.44%	.46%	.47%
Expenses net of all reductions	.42%	.41%	.44%	.46%	.46%
Net investment income (loss)	2.84%	2.87%	3.37%	3.31%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 468	$ 327	$ 274	$ 277	$ 660
Portfolio turnover rate D	15%	15%	14%	18%	5%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 165,296
Gross unrealized depreciation	(66,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 98,670

Tax Cost	$ 4,287,074

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 417
Undistributed long-term capital gain	$ 25
Net unrealized appreciation (depreciation)	$ 98,670

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 140,817	$ 138,351
Long-term Capital Gains	9,549	3,372
Total	$ 150,366	$ 141,723

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $720,306 and $916,933, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 311	$ 20
Class T	-%	.25%	47	-*
Class B	.65%	.25%	24	17
Class C	.75%	.25%	749	181
			$ 1,131	$ 218

* Amount represents one hundred and six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	1
Class B*	5
Class C*	14
$ 47

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 151.12
Class T	20.11
Class B	2.09
Class C	111.15
Intermediate Municipal Income	3,608.08
Institutional Class	537.14
	$ 4,429

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $47 and $12, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 3,227	$ 3,304
Class T	487	477
Class B	53	62
Class C	1,361	1,355
Intermediate Municipal Income	124,670	124,708
Institutional Class	11,019	8,445
Total	$ 140,817	$ 138,351

Annual Report

8. Distributions to Shareholders - continued

Years ended December 31,	2013	2012
From net realized gain
Class A	$ 228	$ 86
Class T	36	12
Class B	5	2
Class C	134	53
Intermediate Municipal Income	8,232	3,005
Institutional Class	914	214
Total	$ 9,549	$ 3,372

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	3,537	4,842	$ 37,027	$ 51,405
Reinvestment of distributions	253	237	2,624	2,517
Shares redeemed	(5,475)	(3,787)	(56,761)	(40,263)
Net increase (decrease)	(1,685)	1,292	$ (17,110)	$ 13,659
Class T
Shares sold	310	617	$ 3,225	$ 6,552
Reinvestment of distributions	31	34	327	364
Shares redeemed	(540)	(447)	(5,587)	(4,762)
Net increase (decrease)	(199)	204	$ (2,035)	$ 2,154
Class B
Shares sold	9	2	$ 87	$ 22
Reinvestment of distributions	3	3	35	36
Shares redeemed	(55)	(40)	(575)	(425)
Net increase (decrease)	(43)	(35)	$ (453)	$ (367)
Class C
Shares sold	1,275	2,676	$ 13,390	$ 28,406
Reinvestment of distributions	109	94	1,132	1,004
Shares redeemed	(2,944)	(1,407)	(30,524)	(14,965)
Net increase (decrease)	(1,560)	1,363	$ (16,002)	$ 14,445
Intermediate Municipal Income
Shares sold	99,199	114,554	$ 1,034,458	$ 1,215,368
Reinvestment of distributions	9,109	8,547	94,590	90,822
Shares redeemed	(155,042)	(77,206)	(1,605,581)	(819,131)
Net increase (decrease)	(46,734)	45,895	$ (476,533)	$ 487,059

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Institutional Class
Shares sold	32,134	12,972	$ 334,547	$ 137,845
Reinvestment of distributions	726	393	7,515	4,186
Shares redeemed	(17,606)	(8,843)	(182,338)	(93,939)
Net increase (decrease)	15,254	4,522	$ 159,724	$ 48,092

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/18/14	02/14/14	$0.000	$0.001
Class T	02/18/14	02/14/14	$0.000	$0.001
Class B	02/18/14	02/14/14	$0.000	$0.001
Class C	02/18/14	02/14/14	$0.000	$0.001

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $10,034,923, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 3.47% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked equal to its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIM-UANN-0214
1.820151.108

Fidelity®

Strategic Income

Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Income Fund	0.38%	11.03%	6.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economic recovery pushed on during the 12-month period ending December 31, 2013, but many bond categories suffered amid shifting sentiment toward riskier assets, tighter U.S. monetary policy and rising market interest rates. In the spring and summer, signals from the U.S. Federal Reserve that it could begin tapering its stimulative bond-buying programs prior to year-end prompted interest rates to swell. Strong global economic data also tempered demand for higher-quality, rate-sensitive bonds. Most markets rebounded in September and October because the Fed refrained from tapering. But by period end, the Fed had announced it would begin to dial back its bond purchases in January 2014. Domestic high-yield bonds, bolstered by strong credit fundamentals, were the only major fixed-income asset class to produce a positive result, with the The BofA Merrill LynchSM US High Yield Constrained Index advancing 7.41%. Meanwhile, U.S. government bonds struggled amid upward pressure on rates, and the Barclays® U.S. Government Bond Index posted a -2.60% return. Non-U.S. developed markets fared only slightly better overall, while emerging-markets debt was even deeper in the red, with the asset class sharply reversing course after several years of strong advances. The Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index and the J.P. Morgan Emerging Markets Bond Index Global returned -1.59% and -6.58%, respectively.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity® Strategic Income Fund: For the year, the fund's Retail Class shares returned 0.38%, short of the 0.87% result of the Fidelity Strategic Income Composite IndexSM. On a relative basis, security selection in the fund's high-yield bond subportfolio was the biggest detractor from results. It was a relatively healthy environment for high yield, as investors' appetite for riskier assets grew amid global economic improvement and yields were on the rise. So, the fund's overweighting in this asset class contributed, but not enough to offset what we lost from security selection. Conversely, relative results were boosted by our choices within emerging-markets (EM) debt. In aggregate, our asset allocation decisions benefited results; however, security selection within the fund's subportfolios was essentially flat. Within the individual subportfolios, the high-yield sleeve had a tough run due to investments in higher-quality, longer-duration credits, which came under pressure after the Fed announced it would begin tapering its asset-purchase program. On the flip side, security selection in the EM debt subportfolio was lifted by positioning in Argentina, including a notable overweighting and solid picks among corporate bonds and short-dated securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Actual	.69%	$ 1,000.00	$ 1,026.00	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of December 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	18.2
Freddie Mac	2.4	2.5
German Federal Republic	2.4	2.6
Canadian Government	2.4	2.2
Japan Government	2.4	2.2
	25.1
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.4	7.9
Consumer Discretionary	7.7	6.8
Energy	6.9	6.9
Telecommunication Services	5.5	4.7
Industrials	5.1	4.7
Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations† 24.9%	U.S. Government and U.S. Government Agency Obligations† 28.5%
AAA,AA,A 11.2%	AAA,AA,A 11.2%
BBB 11.5%	BBB 9.8%
BB 17.6%	BB 14.3%
B 19.5%	B 22.0%
CCC,CC,C 8.5%	CCC,CC,C 5.7%
D 0.0%*	D 0.0%
Not Rated 1.8%	Not Rated 2.9%
Equities 1.4%	Equities 1.1%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 4.5%

† Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Preferred Securities 0.9%		Preferred Securities 0.6%
	Corporate Bonds 44.2%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations† 24.9%		U.S. Government and U.S. Government Agency Obligations† 28.5%
	Foreign Government & Government Agency Obligations 22.3%		Foreign Government & Government Agency Obligations 22.0%
	Bank Loan Obligations 2.4%		Bank Loan Obligations 2.3%
	Stocks 1.4%		Stocks 1.1%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	36.2%	** Foreign investments	35.1%
* Futures and swaps	1.5%	** Futures and swaps	0.7%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.9%
Affinia Group, Inc. 7.75% 5/1/21		$ 870	$ 914
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		1,765	1,756
Chassix, Inc. 9.25% 8/1/18 (f)		5,510	5,868
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,707
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,926
6% 9/15/23		2,915	2,922
6.5% 2/15/19		2,040	2,168
6.75% 2/15/21		10,990	11,814
Delphi Corp.:
5% 2/15/23		7,707	7,929
5.875% 5/15/19		4,870	5,150
6.125% 5/15/21		4,760	5,278
Exide Technologies 8.625% 2/1/18 (c)		1,855	1,326
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	5,040
Lear Corp. 4.75% 1/15/23 (f)		5,380	5,044
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		1,730	1,821
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		2,630	2,584
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		3,405	3,609
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,257
Tenneco, Inc. 6.875% 12/15/20		5,580	6,096
			76,209
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/49 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
			0
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,285	1,291
LKQ Corp. 4.75% 5/15/23 (f)		935	870
			2,161
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		$ 15,935	$ 17,329
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	14,663	5,842
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,125	3,970
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,299
FelCor Lodging LP 5.625% 3/1/23		3,575	3,486
Graton Economic Development Authority 9.625% 9/1/19 (f)		8,965	10,399
MCE Finance Ltd. 5% 2/15/21 (f)		9,533	9,295
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,740	2,750
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,271
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	995
Playa Resorts Holding BV 8% 8/15/20 (f)		1,090	1,157
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		3,720	3,674
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	677
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		6,400	6,256
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		509	102
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		6,290	5,897
5.375% 3/15/22		12,640	12,766
7.75% 8/15/20		19,415	21,793
Wynn Macau Ltd. 5.25% 10/15/21 (f)		3,955	3,975
			97,604
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		2,685	2,698
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,210	2,293
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,369
4.75% 2/15/23		1,740	1,653
5.75% 8/15/23		1,485	1,511
Jarden Corp. 6.125% 11/15/22		90	96
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,366
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,609
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21		$ 5,380	$ 5,797
8.25% 2/15/21		6,135	6,549
8.5% 5/15/18 (e)		390	411
9.875% 8/15/19		3,585	3,988
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,356
8.375% 1/15/21		3,850	4,485
Toll Brothers Finance Corp.:
4.375% 4/15/23		5,175	4,800
5.875% 2/15/22		4,920	5,092
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		1,910	2,068
			76,141
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		3,420	3,463
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,409
Media - 2.5%
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,213
5.25% 3/15/21 (f)		4,240	4,049
5.25% 9/30/22		6,185	5,775
5.75% 9/1/23 (f)		3,360	3,184
6.625% 1/31/22		7,175	7,390
7.375% 6/1/20		4,895	5,299
8.125% 4/30/20		6,280	6,814
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		5,380	5,515
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		11,900	11,156
Checkout Holding Corp. 0% 11/15/15 (f)		2,915	2,405
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	3,948
5.125% 12/15/22		1,250	1,209
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	408
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
14% 2/1/21 pay-in-kind (f)		$ 6,320	$ 5,682
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		6,795	6,888
6.5% 11/15/22		8,370	8,548
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,175	6,649
DISH DBS Corp.:
5% 3/15/23		9,254	8,629
5.125% 5/1/20		410	411
5.875% 7/15/22		16,260	16,260
6.75% 6/1/21		7,885	8,358
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		1,895	2,004
EchoStar Communications Corp. 7.125% 2/1/16		5,485	6,075
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,585	1,621
4.875% 11/1/20 (f)		4,140	4,140
5.375% 11/1/23 (f)		3,290	3,232
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,087
8.5% 7/15/29		1,730	1,864
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		12,625	13,951
MDC Partners, Inc. 6.75% 4/1/20 (f)		4,185	4,379
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,332
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,260	1,273
Regal Entertainment Group:
5.75% 6/15/23		8,095	7,953
5.75% 2/1/25		1,215	1,145
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,142
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		3,155	2,981
4.625% 5/15/23 (f)		2,100	1,901
5.25% 8/15/22 (f)		4,070	4,111
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,758
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,690	5,818
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		4,720	4,578
			209,635
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		$ 1,315	$ 1,478
CST Brands, Inc. 5% 5/1/23		1,130	1,090
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(k)		1,980	1,960
L Brands, Inc. 5.625% 10/15/23		3,955	4,014
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,161
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		4,475	4,565
Sonic Automotive, Inc. 5% 5/15/23		685	642
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,505	2,687
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		1,350	1,323
			23,920
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		1,713	1,756
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,254
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,181
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,461
PVH Corp. 4.5% 12/15/22		9,300	8,812
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		1,270	1,281
			29,745
TOTAL CONSUMER DISCRETIONARY			537,616
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		3,565	3,725
9.25% 2/15/19 (f)		7,560	8,354
ESAL GmbH 6.25% 2/5/23 (f)		8,690	7,799
Grifols, Inc. 8.25% 2/1/18		4,285	4,569
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		8,415	8,142
Rite Aid Corp.:
6.75% 6/15/21		12,320	12,921
8% 8/15/20		3,935	4,427
9.25% 3/15/20		7,400	8,492
10.25% 10/15/19		1,655	1,854
Roundys Supermarket, Inc. 10.25% 12/15/20 (f)		985	1,005
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		$ 1,245	$ 1,313
Tops Markets LLC 8.875% 12/15/17 (f)		2,400	2,637
			65,238
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,315
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		11,155	11,657
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		7,107	7,125
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		2,900	3,147
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,445	1,315
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,827
Post Holdings, Inc.:
7.375% 2/15/22		900	963
7.375% 2/15/22 (f)		1,205	1,289
			31,638
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		1,205	1,286
6.625% 11/15/22 (f)		1,425	1,516
			2,802
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,477
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,065	1,012
NBTY, Inc. 9% 10/1/18		4,475	4,906
Prestige Brands, Inc. 8.125% 2/1/20		675	756
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,662
			23,813
TOTAL CONSUMER STAPLES			123,491
ENERGY - 6.6%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,046
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	3,211
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		5,010	5,248
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,386
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		$ 2,135	$ 2,242
Offshore Group Investment Ltd.:
7.125% 4/1/23		11,200	11,424
7.5% 11/1/19		1,965	2,137
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		8,280	8,942
Precision Drilling Corp. 6.5% 12/15/21		850	905
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		1,730	1,808
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,541
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,300	3,089
3.125% 7/10/23	EUR	800	1,121
			46,100
Oil, Gas & Consumable Fuels - 6.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		5,985	5,776
Afren PLC:
6.625% 12/9/20 (f)		2,010	2,010
10.25% 4/8/19 (Reg. S)		1,910	2,206
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		2,730	2,498
6.625% 10/1/20		4,110	4,295
Berry Petroleum Co. 10.25% 6/1/14		1,820	1,881
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,729
9.625% 8/1/20		4,120	4,625
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,959
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,853
Concho Resources, Inc.:
5.5% 4/1/23		11,240	11,577
6.5% 1/15/22		5,640	6,105
7% 1/15/21		2,565	2,822
Continental Resources, Inc.:
5% 9/15/22		20,805	21,611
7.125% 4/1/21		2,265	2,568
8.25% 10/1/19		770	841
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,856
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.: - continued
6.125% 3/1/22 (f)		$ 2,945	$ 3,019
7.75% 4/1/19		5,910	6,412
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,220	6,111
Denbury Resources, Inc. 8.25% 2/15/20		3,449	3,798
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	5,139
Energy Partners Ltd. 8.25% 2/15/18		10,030	10,782
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		5,575	6,202
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,073
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,178	3,265
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,172
Halcon Resources Corp.:
8.875% 5/15/21		3,525	3,560
9.75% 7/15/20 (f)		1,970	2,054
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,220	3,453
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,473
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	3,950	5,563
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,505	2,718
7% 5/5/20 (f)		3,130	3,521
9.125% 7/2/18 (f)		3,120	3,783
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,290	2,124
5.75% 4/30/43 (f)		3,310	2,856
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,285	3,236
5.625% 11/15/23 (f)		3,970	3,844
Laredo Pete, Inc. 7.375% 5/1/22		5,160	5,599
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,005
6.25% 6/15/22		5,454	5,768
6.75% 11/1/20		1,690	1,834
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,468
6.875% 2/1/20		11,450	12,266
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		$ 1,910	$ 1,996
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,075	2,096
7.25% 12/12/21 (f)		5,768	6,114
Pan American Energy LLC 7.875% 5/7/21 (f)		3,815	3,929
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,864
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,355	9,823
6.625% 6/15/38		395	407
8.625% 12/1/23		430	524
Petrobras Global Finance BV 2.3836% 1/15/19 (k)		3,975	3,886
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	4,505
6.875% 1/20/40		3,850	3,619
8.375% 12/10/18		3,370	3,947
Petroleos de Venezuela SA:
4.9% 10/28/14		14,920	13,615
8.5% 11/2/17 (f)		35,060	29,187
9% 11/17/21 (Reg. S)		2,555	1,897
9.75% 5/17/35 (f)		7,655	5,370
12.75% 2/17/22 (f)		12,785	11,666
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,340
4.875% 1/24/22		3,430	3,521
4.875% 1/18/24		2,195	2,195
5.5% 1/21/21		4,255	4,578
5.5% 6/27/44		5,645	5,151
6% 3/5/20		2,680	2,959
6.5% 6/2/41		8,280	8,653
6.625% (f)(g)		14,295	14,581
8% 5/3/19		1,710	2,073
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,978
PT Adaro Indonesia 7.625% 10/22/19 (f)		6,100	6,436
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,490	2,166
4.3% 5/20/23 (Reg S.)		500	435
4.875% 5/3/22 (f)		4,035	3,702
5.25% 5/23/21 (f)		2,930	2,820
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
5.625% 5/20/43 (f)		$ 2,480	$ 1,975
5.625% 5/20/43 (Reg. S)		1,300	1,035
6% 5/3/42 (f)		4,030	3,330
6.5% 5/27/41 (f)		4,290	3,754
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,763
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,607
Range Resources Corp.:
5% 8/15/22		5,175	5,084
5% 3/15/23		7,785	7,610
5.75% 6/1/21		1,735	1,839
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	3,900
5.875% 6/1/22		4,095	4,064
9.5% 4/15/18		3,220	3,445
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (f)		6,300	5,891
SemGroup Corp. 7.5% 6/15/21 (f)		3,490	3,691
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,469
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,110	1,075
6.375% 8/1/22		1,744	1,844
6.875% 2/1/21		2,425	2,607
Teekay Corp. 8.5% 1/15/20		3,285	3,552
Tennessee Gas Pipeline Co.:
7% 10/15/28		395	465
7.625% 4/1/37		1,550	1,968
8.375% 6/15/32		1,570	2,025
Tesoro Corp.:
4.25% 10/1/17		2,530	2,638
5.375% 10/1/22		2,850	2,886
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		860	879
6.125% 10/15/21		2,290	2,359
Venoco, Inc. 8.875% 2/15/19		2,705	2,664
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,410
Western Refining, Inc. 6.25% 4/1/21		5,430	5,471
Whiting Petroleum Corp.:
5% 3/15/19		2,965	3,032
5.75% 3/15/21		2,965	3,069
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc. 6% 1/15/22		$ 6,100	$ 6,100
YPF SA 8.875% 12/19/18 (f)		3,515	3,647
Zhaikmunai International BV 7.125% 11/13/19 (f)		4,630	4,815
			511,306
TOTAL ENERGY			557,406
FINANCIALS - 7.3%
Commercial Banks - 1.8%
Access Finance BV 7.25% 7/25/17 (f)		1,040	1,030
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	2,480	1,012
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,855	4,125
CBOM Finance PLC 8.25% 8/5/14		2,005	2,025
CIT Group, Inc.:
5% 8/15/22		7,130	6,952
5.25% 3/15/18		7,020	7,529
5.375% 5/15/20		9,060	9,626
5.5% 2/15/19 (f)		31,085	33,339
Credit Commercial de France 1.875% 1/16/20	EUR	8,000	10,891
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,585	1,415
Development Bank of Philippines 8.375% (g)(k)		5,840	6,220
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,175	2,224
Finansbank A/S:
5.15% 11/1/17 (f)		7,690	7,517
5.5% 5/11/16 (Reg. S)		2,390	2,378
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		5,250	5,434
7.75% 7/5/17 (Reg. S)		900	932
HSBK BV 7.25% 5/3/17 (f)		3,395	3,678
JSC Kazkommertsbank BV 8% 11/3/15 (f)		2,475	2,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,970	3,000
RSHB Capital SA 6% 6/3/21 (f)(k)		1,985	2,032
Svenska Handelsbanken AB 2.25% 8/27/20 (Reg. S)	EUR	5,075	7,002
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,800	7,539
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		3,250	3,323
6.8% 11/22/25 (f)		3,140	3,281
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.902% 7/9/20 (f)		$ 5,020	$ 5,522
Wells Fargo & Co. 2.25% 9/3/20 (Reg. S)	EUR	8,100	11,165
			151,691
Consumer Finance - 2.8%
Ally Financial, Inc.:
5.5% 2/15/17		6,620	7,166
7.5% 9/15/20		41,640	48,511
8% 3/15/20		34,765	41,675
General Motors Acceptance Corp. 8% 11/1/31		24,015	28,578
GMAC LLC 8% 11/1/31		56,464	67,545
SLM Corp.:
5.5% 1/25/23		19,455	18,377
6% 1/25/17		8,050	8,714
7.25% 1/25/22		11,040	11,675
8% 3/25/20		6,200	7,022
			239,263
Diversified Financial Services - 1.6%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,930	5,140
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,025	5,126
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,005	6,655
Citigroup, Inc. 5.9% (g)(k)		11,900	11,127
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		2,480	2,480
4.25% 5/15/23 (f)		2,170	2,064
6.75% 6/1/18		5,660	6,452
GTB Finance BV:
6% 11/8/18 (f)		3,625	3,571
7.5% 5/19/16 (f)		2,955	3,132
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	4,074
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)		7,950	8,189
8% 1/15/18		8,595	8,939
Indo Energy Finance BV 7% 5/7/18 (f)		5,330	5,375
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	6,500	9,032
Landry's Acquisition Co. 9.375% 5/1/20 (f)		780	850
Magnesita Finance Ltd. 8.625% (f)(g)		2,265	2,180
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 2,900	$ 2,755
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (f)(k)		6,545	6,807
Myriad International Holding BV 6% 7/18/20 (f)		2,225	2,403
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		3,940	3,910
Pacnet Ltd. 9% 12/12/18 (f)		265	270
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,095	3,296
TMK Capital SA 7.75% 1/27/18		6,355	6,609
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		3,280	3,321
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	5,924
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		6,604	6,578
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		5,435	5,707
			131,966
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,105	2,242
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		5,470	5,620
			7,862
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20		4,205	4,121
4.625% 5/1/23		4,205	3,963
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,670	3,798
6.875% 5/1/21		7,220	7,725
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,272
7.5% 2/15/20		4,325	4,714
			36,593
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		6,345	6,099
6.625% 10/15/20		5,015	5,366
Howard Hughes Corp. 6.875% 10/1/21 (f)		9,230	9,599
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	239
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		410	451
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
7.625% 1/15/20 (f)		$ 5,540	$ 6,219
7.875% 2/15/19 (f)		4,965	5,449
9% 1/15/20 (f)		3,270	3,810
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		6,295	6,122
7.75% 4/15/20 (f)		2,413	2,654
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,386	4,168
			50,192
TOTAL FINANCIALS			617,567
HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,179
Health Care Providers & Services - 3.3%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,295
7.125% 7/15/20		11,600	12,035
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,845
DaVita, Inc.:
5.75% 8/15/22		8,500	8,606
6.375% 11/1/18		4,010	4,211
6.625% 11/1/20		19,300	20,699
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		6,310	6,815
5.875% 1/31/22 (f)		14,710	15,519
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,214
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	4,902
5.875% 3/15/22		16,855	17,403
5.875% 5/1/23		17,605	17,385
6.25% 2/15/21		4,985	5,216
6.5% 2/15/20		13,550	14,888
7.25% 9/15/20		21,345	23,266
7.5% 2/15/22		10,195	11,189
7.75% 5/15/21		23,540	25,717
8% 10/1/18		1,200	1,418
Health Management Associates, Inc. 7.375% 1/15/20		2,585	2,892
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 2,560	$ 2,528
8.125% 2/15/20		6,585	7,219
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		3,670	3,890
InVentiv Health, Inc. 11% 8/15/18 (f)		795	704
ResCare, Inc. 10.75% 1/15/19		2,445	2,738
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,577
8.125% 11/1/18		2,590	2,797
Tenet Healthcare Corp.:
4.375% 10/1/21		8,390	7,887
4.5% 4/1/21		3,670	3,477
4.75% 6/1/20		3,380	3,304
6% 10/1/20 (f)		3,745	3,909
6.25% 11/1/18		6,540	7,243
6.75% 2/1/20		3,235	3,316
6.875% 11/15/31		9,855	8,574
8.125% 4/1/22		8,210	8,846
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	4,220
UHS Escrow Corp. 7% 10/1/18		910	971
			277,715
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,877
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,425	3,853
Pharmaceuticals - 0.8%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		8,370	8,914
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,170	1,199
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		2,660	2,687
6.75% 8/15/18 (f)		12,010	13,196
6.75% 8/15/21 (f)		8,070	8,554
6.875% 12/1/18 (f)		7,955	8,512
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (f)		$ 6,080	$ 6,673
VPI Escrow Corp. 6.375% 10/15/20 (f)		15,390	16,217
			65,952
TOTAL HEALTH CARE			354,576
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	516
12% 11/1/14 pay-in-kind		1,375	1,398
Bombardier, Inc. 6.125% 1/15/23 (f)		4,095	4,064
GenCorp, Inc. 7.125% 3/15/21		1,145	1,225
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		12,418	13,411
7.125% 3/15/21		1,485	1,630
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,123
			26,367
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (f)		2,250	2,194
5.375% 11/15/22 (f)		1,475	1,434
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,026	3,131
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		674	709
6.125% 4/29/18 (f)		1,470	1,536
7.25% 11/10/19		3,734	4,275
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,528	8,488
8.021% 8/10/22		2,650	2,981
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,100	1,927
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,661	1,844
8.028% 11/1/17		443	480
U.S. Airways Group, Inc. 6.125% 6/1/18		6,295	6,342
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,197	4,733
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2012-2:
Class A, 4.625% 12/3/26		$ 2,038	$ 2,069
Class B, 6.75% 12/3/22		1,589	1,688
Series 2013-1:
Class A, 3.95% 5/15/27		4,775	4,644
Class B, 5.375% 5/15/23		1,975	1,945
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,991	5,740
United Continental Holdings, Inc. 6.375% 6/1/18		825	862
			57,022
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		655	673
USG Corp. 5.875% 11/1/21 (f)		835	868
			1,541
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21 (f)		3,715	3,901
APX Group, Inc. 8.75% 12/1/20 (f)		1,175	1,196
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,673
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		2,970	3,018
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,621
5.25% 8/1/20		2,915	3,002
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,885
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,014
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		765	791
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,545	2,583
R.R. Donnelley & Sons Co.:
7% 2/15/22		2,955	3,177
7.875% 3/15/21		4,240	4,706
Tervita Corp.:
8% 11/15/18 (f)		3,665	3,784
9.75% 11/1/19 (f)		4,170	4,087
10.875% 2/15/18 (f)		2,190	2,213
TMS International Corp. 7.625% 10/15/21 (f)		825	877
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,305	$ 7,030
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		3,080	1,016
			54,574
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,365	1,379
MasTec, Inc. 4.875% 3/15/23		4,485	4,238
Odebrecht Finance Ltd. 7.5% (f)(g)		10,985	10,546
			16,163
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,140	2,012
6.5% 5/15/19 (f)		4,840	5,191
			7,203
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,180	4,170
Terex Corp. 6% 5/15/21		10,330	10,679
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		2,955	3,376
			18,225
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		4,485	4,575
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		4,945	4,970
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,380	2,567
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		2,790	3,020
			15,132
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,215	2,304
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,045	3,426
Shortline PLC 9.5% 5/21/18 (f)		1,650	1,481
Western Express, Inc. 12.5% 4/15/15 (f)		3,580	2,255
			9,466
Trading Companies & Distributors - 1.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,020	1,104
Aircastle Ltd.:
4.625% 12/15/18		2,960	2,982
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
6.25% 12/1/19		$ 4,985	$ 5,340
7.625% 4/15/20		3,275	3,676
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,080
4.625% 4/15/21		5,675	5,420
5.75% 5/15/16		6,725	7,204
5.875% 4/1/19		16,845	17,940
6.25% 5/15/19		17,040	18,446
6.75% 9/1/16 (f)		5,845	6,517
7.125% 9/1/18 (f)		23,540	27,248
8.25% 12/15/20		11,050	12,929
8.625% 1/15/22		18,890	22,323
8.75% 3/15/17		14,680	17,286
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,290	1,358
			155,853
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		5,802	5,860
10.75% 12/1/20 (Reg. S)		176	178
			6,038
TOTAL INDUSTRIALS			367,584
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		2,715	2,718
6.75% 11/15/20 (f)		6,510	6,762
8.875% 1/1/20 (f)		2,265	2,525
Avaya, Inc. 10.5% 3/1/21 (f)		4,635	4,426
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		2,840	2,627
Lucent Technologies, Inc.:
6.45% 3/15/29		8,530	7,549
6.5% 1/15/28		4,625	4,047
			30,654
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		$ 8,390	$ 7,845
7% 11/1/21		5,730	6,324
			14,169
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,733	1,863
Flextronics International Ltd.:
4.625% 2/15/20		4,075	3,973
5% 2/15/23		2,125	1,992
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,179
			10,007
Internet Software & Services - 0.1%
Bankrate, Inc. 6.125% 8/15/18 (f)		2,985	3,104
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,167
j2 Global, Inc. 8% 8/1/20		2,970	3,208
VeriSign, Inc. 4.625% 5/1/23		3,740	3,572
			13,051
IT Services - 0.6%
Audatex North America, Inc.:
6% 6/15/21 (f)		7,770	8,139
6.125% 11/1/23 (f)		1,150	1,185
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,010	2,317
First Data Corp.:
11.25% 1/15/21 (f)		3,345	3,692
11.75% 8/15/21 (f)		14,015	14,786
11.75% 8/15/21 (f)(h)		2,470	2,606
Neustar, Inc. 4.5% 1/15/23		1,575	1,421
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,101	11,212
13.375% 10/15/19		6,130	7,095
			52,453
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		4,740	4,776
5.75% 2/15/21 (f)		4,280	4,473
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV/NXP Funding LLC: - continued
5.75% 3/15/23 (f)		$ 9,950	$ 10,124
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	0
			19,373
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		15,775	16,327
6.125% 9/15/23 (f)		4,105	4,279
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,935	4,053
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,085	2,038
SAP AG 2.125% 11/13/19	EUR	7,350	10,118
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		2,965	3,054
			39,869
TOTAL INFORMATION TECHNOLOGY			179,576
MATERIALS - 3.6%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (f)		1,350	1,276
Chemtura Corp. 5.75% 7/15/21		1,960	1,987
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,295	2,249
Hexion U.S. Finance Corp. 6.625% 4/15/20		10,030	10,281
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,415	1,486
Momentive Performance Materials, Inc. 10% 10/15/20		14,945	15,655
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		37,507	39,476
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		1,725	1,785
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		6,430	6,719
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		2,880	2,887
PolyOne Corp.:
5.25% 3/15/23		2,630	2,564
7.375% 9/15/20		1,645	1,818
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		1,810	1,747
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,090	1,237
TPC Group, Inc. 8.75% 12/15/20 (f)		6,250	6,641
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		$ 8,515	$ 8,792
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,085	2,223
			108,823
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		2,070	2,334
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,680	2,774
			5,108
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		975	965
7% 11/15/20 (f)		2,560	2,586
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		4,700	4,794
6% 6/15/17 (f)		2,370	2,400
BWAY Holding Co. 10% 6/15/18		2,265	2,458
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,885
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,790
7.5% 12/15/96		4,010	3,709
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,312
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,245	2,458
8.375% 6/15/19 (f)		3,040	3,336
Sealed Air Corp. 5.25% 4/1/23 (f)		2,170	2,110
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,325
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,739	3,109
			45,237
Metals & Mining - 1.6%
Aleris International, Inc.:
6% 6/1/20 (f)		30	59
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,470	3,843
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		890	932
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,055	5,788
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA:
6.5% 4/22/20 (f)		$ 2,250	$ 2,098
8.25% 11/10/15 (f)		7,490	7,939
9.5% 4/24/18 (Reg. S)		2,675	2,919
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		5,550	5,897
6.875% 2/1/18 (f)		6,817	7,175
6.875% 4/1/22 (f)		8,025	8,747
8.25% 11/1/19 (f)		17,605	19,762
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,040	3,267
4.875% 10/7/20 (Reg. S)		450	364
IAMGOLD Corp. 6.75% 10/1/20 (f)		5,155	4,433
Inmet Mining Corp. 7.5% 6/1/21 (f)		2,575	2,691
Metinvest BV:
8.75% 2/14/18 (Reg. S)		395	371
10.25% 5/20/15 (f)		4,730	4,813
10.25% 5/20/15 (Reg. S)		450	458
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		1,975	1,639
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,025	256
New Gold, Inc.:
6.25% 11/15/22 (f)		3,855	3,730
7% 4/15/20 (f)		1,295	1,331
Nord Gold NV 6.375% 5/7/18 (f)		3,535	3,314
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		4,895	4,711
5.625% 4/29/20 (Reg. S)		500	481
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,435	1,596
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,219
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,344
11.25% 10/15/18		9,055	9,598
Severstal Columbus LLC 10.25% 2/15/18		4,440	4,706
Southern Copper Corp.:
6.75% 4/16/40		2,305	2,232
7.5% 7/27/35		3,445	3,590
Steel Dynamics, Inc. 5.25% 4/15/23		2,020	2,020
			130,323
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,263
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Clearwater Paper Corp. 7.125% 11/1/18		$ 1,100	$ 1,174
NewPage Corp.:
6.4919% 5/1/49 (c)(k)		2,460	0
11.375% 12/31/14 (c)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,524
			8,961
TOTAL MATERIALS			298,452
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,915	2,025
Altice Financing SA:
6.5% 1/15/22 (f)		1,690	1,707
7.875% 12/15/19 (f)		4,110	4,470
Altice Finco SA:
8.125% 1/15/24 (f)		1,025	1,052
9.875% 12/15/20 (f)		4,825	5,428
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,405
9% 8/15/31		3,545	3,483
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,403
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,104	5,289
Eileme 2 AB 11.625% 1/31/20 (f)		8,215	9,848
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,250	4,505
Frontier Communications Corp.:
7.625% 4/15/24		7,235	7,217
8.5% 4/15/20		10,775	12,068
8.75% 4/15/22		5,851	6,495
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		2,550	2,767
7.375% 7/29/20		580	629
Koninklijke KPN NV 3.25% 2/1/21	EUR	5,000	6,969
Level 3 Communications, Inc. 8.875% 6/1/19		1,410	1,540
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,685
8.625% 7/15/20		7,650	8,568
Lynx I Corp. 5.375% 4/15/21 (f)		2,750	2,750
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lynx II Corp. 6.375% 4/15/23 (f)		$ 1,555	$ 1,582
Sprint Capital Corp.:
6.875% 11/15/28		26,240	24,731
8.75% 3/15/32		6,972	7,477
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		2,400	2,496
6.75% 12/13/22 (Reg. S)		200	208
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	6,950	9,037
TW Telecom Holdings, Inc.:
5.375% 10/1/22		9,850	9,678
5.375% 10/1/22 (f)		3,365	3,306
6.375% 9/1/23 (f)		1,990	2,070
U.S. West Communications:
6.875% 9/15/33		2,265	2,189
7.25% 9/15/25		420	447
7.25% 10/15/35		1,205	1,167
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,037
			163,728
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	37,400	2,599
Crown Castle International Corp. 5.25% 1/15/23		7,070	6,929
Digicel Group Ltd.:
6% 4/15/21 (f)		24,270	23,421
7% 2/15/20 (f)		860	869
8.25% 9/1/17 (f)		2,150	2,236
8.25% 9/30/20 (f)		40,580	42,000
10.5% 4/15/18 (f)		30,955	33,122
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		16,895	16,071
6.625% 12/15/22 (Reg. S)		15,090	15,543
7.25% 4/1/19		10,020	10,822
7.25% 10/15/20		13,410	14,667
7.5% 4/1/21		24,110	26,581
8.5% 11/1/19		3,755	4,098
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		7,135	7,403
6.625% 4/1/23 (f)		8,985	9,277
7.875% 9/1/18		3,440	3,694
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,205	2,084
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MTS International Funding Ltd.:
5% 5/30/23 (f)		$ 5,205	$ 4,867
8.625% 6/22/20 (f)		7,505	8,846
NII Capital Corp. 7.625% 4/1/21		1,822	747
Sprint Corp. 7.125% 6/15/24 (f)		6,860	6,963
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		2,955	3,007
6.464% 4/28/19		5,930	6,301
6.5% 1/15/24		5,335	5,402
6.542% 4/28/20		5,930	6,301
6.633% 4/28/21		4,370	4,599
6.731% 4/28/22		3,225	3,362
6.836% 4/28/23		2,745	2,848
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,175	5,511
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,625	3,933
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,375	2,375
			286,478
TOTAL TELECOMMUNICATION SERVICES			450,206
UTILITIES - 2.7%
Electric Utilities - 0.2%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	2,916
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,350	1,262
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		5,571	3,774
Majapahit Holding BV 7.75% 1/20/20 (f)		1,935	2,129
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,627
			13,708
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,765	1,900
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,825
8% 3/1/32		6,265	8,011
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,321
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		$ 2,371	$ 2,584
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		12,500	12,031
			36,672
Independent Power Producers & Energy Traders - 2.1%
Atlantic Power Corp. 9% 11/15/18		7,965	8,304
Calpine Corp.:
7.5% 2/15/21 (f)		4,362	4,760
7.875% 7/31/20 (f)		6,336	6,938
7.875% 1/15/23 (f)		13,003	14,206
Energy Future Holdings Corp.:
10.875% 11/1/17		9,438	6,512
11.25% 11/1/17 pay-in-kind (k)		7,535	5,199
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		6,345	6,567
10% 12/1/20		26,141	27,775
10% 12/1/20 (f)		9,895	10,489
11% 10/1/21		26,975	30,010
12.25% 3/1/22 (f)		27,055	31,790
Listrindo Capital BV 6.95% 2/21/19 (f)		1,880	1,960
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	3,136
The AES Corp. 4.875% 5/15/23		4,715	4,409
TXU Corp.:
5.55% 11/15/14		1,623	657
6.5% 11/15/24		13,610	4,764
6.55% 11/15/34		26,380	9,233
			176,709
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		3,200	3,480
TOTAL UTILITIES			230,569
TOTAL NONCONVERTIBLE BONDS (Cost $3,554,164)			3,717,043
U.S. Government and Government Agency Obligations - 16.7%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		$ 7,560	$ 7,534
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,721
3.5% 12/15/42		3,854	3,027
5.25% 9/15/39		1,796	1,900
5.375% 4/1/56		6,100	6,235
5.88% 4/1/36		1,885	2,177
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			33,594
U.S. Treasury Obligations - 15.5%
U.S. Treasury Bonds:
3.125% 2/15/43		33,889	28,890
3.625% 8/15/43		89,523	84,194
3.75% 11/15/43		6,000	5,776
5.25% 2/15/29		10,732	12,885
5.375% 2/15/31		34,558	42,236
6.125% 8/15/29 (i)		3,900	5,110
7.5% 11/15/16		6,120	7,292
7.875% 2/15/21		5,350	7,271
9.875% 11/15/15 (j)		7,956	9,363
U.S. Treasury Notes:
0.25% 7/15/15		27,806	27,806
0.25% 10/15/15		88,551	88,433
0.25% 10/31/15		28,259	28,219
0.25% 4/15/16		3,303	3,285
0.25% 5/15/16		14,408	14,319
0.375% 1/15/16		147,337	147,257
0.5% 7/31/17		45,462	44,492
0.625% 7/15/16		46,085	46,139
0.625% 8/15/16		27,251	27,253
0.625% 4/30/18		24,024	23,161
0.75% 6/30/17		23,999	23,744
0.875% 1/31/17		1,933	1,935
0.875% 4/30/17		12,834	12,794
0.875% 1/31/18		55,114	54,042
0.875% 7/31/19		22,402	21,079
1% 9/30/16		11,568	11,667
1% 10/31/16		17,480	17,611
1% 5/31/18		18,480	18,070
1.25% 10/31/18		41,462	40,623
1.25% 11/30/18		16,000	15,649
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 7/31/18		$ 5,497	$ 5,445
1.375% 9/30/18		10,550	10,415
1.5% 12/31/18		19,228	19,001
1.75% 7/31/15		11,577	11,847
1.875% 9/30/17		27,900	28,606
1.875% 10/31/17		3,876	3,972
2.375% 6/30/18		23,941	24,816
2.375% 12/31/20		97,713	97,209
2.5% 8/15/23		38,666	37,062
2.75% 11/30/16		10,000	10,569
2.75% 11/15/23		71,178	69,510
3% 2/28/17		15,000	15,983
3.125% 10/31/16		19,651	20,967
3.125% 1/31/17		5,973	6,386
3.5% 2/15/18		15,195	16,488
4.5% 5/15/17		48,040	53,606
TOTAL U.S. TREASURY OBLIGATIONS			1,302,477
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5185% 12/7/20 (NCUA Guaranteed) (k)		2,614	2,617
Series 2011-R1 Class 1A, 0.6185% 1/8/20 (NCUA Guaranteed) (k)		4,752	4,779
Series 2011-R4 Class 1A, 0.5485% 3/6/20 (NCUA Guaranteed) (k)		2,298	2,302
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,320
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,892
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,390
TOTAL OTHER GOVERNMENT RELATED			67,300
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,413,081)			1,403,371
U.S. Government Agency - Mortgage Securities - 3.2%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 0.6%
1.926% 9/1/33 (k)		$ 503	$ 523
1.986% 11/1/35 (k)		365	380
2.048% 10/1/35 (k)		36	38
2.153% 11/1/33 (k)		102	106
2.3% 1/1/35 (k)		249	262
2.303% 6/1/36 (k)		40	42
2.337% 9/1/36 (k)		135	144
2.361% 3/1/33 (k)		125	132
2.362% 2/1/36 (k)		56	59
2.526% 11/1/36 (k)		46	49
2.536% 6/1/42 (k)		430	440
2.588% 5/1/36 (k)		53	57
2.601% 7/1/35 (k)		196	208
2.614% 6/1/47 (k)		133	140
2.631% 2/1/37 (k)		504	536
2.769% 4/1/36 (k)		354	376
2.928% 8/1/35 (k)		748	794
2.949% 11/1/40 (k)		273	286
2.959% 9/1/41 (k)		314	328
3.093% 10/1/41 (k)		153	160
3.171% 3/1/42 (k)		12,398	12,922
3.223% 7/1/41 (k)		505	531
3.349% 10/1/41 (k)		284	299
3.551% 7/1/41 (k)		527	556
5% 2/1/22 to 12/1/22		9,477	10,109
5.5% 10/1/20 to 11/1/34		12,803	14,008
6% 6/1/16 to 10/1/16		43	45
6.19% 3/1/37 (k)		23	24
6.5% 4/1/14 to 8/1/36		5,928	6,649
TOTAL FANNIE MAE			50,203
Freddie Mac - 0.3%
1.82% 3/1/35 (k)		145	150
2.012% 5/1/37 (k)		68	71
2.021% 2/1/37 (k)		50	52
2.05% 6/1/37 (k)		29	30
2.095% 8/1/37 (k)		84	88
2.105% 1/1/36 (k)		84	88
2.166% 6/1/33 (k)		293	307
2.2% 3/1/37 (k)		33	35
2.272% 1/1/37 (k)		344	362
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.348% 10/1/35 (k)		$ 232	$ 242
2.35% 7/1/35 (k)		160	169
2.375% 10/1/36 (k)		373	395
2.375% 5/1/37 (k)		72	76
2.385% 5/1/37 (k)		517	548
2.409% 5/1/37 (k)		956	1,016
2.437% 6/1/37 (k)		264	281
2.49% 9/1/35 (k)		72	76
2.492% 4/1/35 (k)		8	8
2.5% 6/1/37 (k)		57	60
2.548% 2/1/36 (k)		6	6
2.595% 4/1/37 (k)		8	8
2.673% 7/1/35 (k)		255	271
2.699% 4/1/37 (k)		88	92
2.795% 7/1/36 (k)		125	132
3.01% 10/1/35 (k)		55	58
3.082% 9/1/41 (k)		2,672	2,784
3.227% 4/1/41 (k)		316	332
3.242% 9/1/41 (k)		295	309
3.281% 6/1/41 (k)		384	403
3.46% 5/1/41 (k)		333	352
3.624% 6/1/41 (k)		504	533
3.715% 5/1/41 (k)		492	520
5.5% 11/1/18 to 7/1/35		10,774	11,574
6% 1/1/24		1,767	1,941
6.5% 7/1/14 to 3/1/22		859	933
TOTAL FREDDIE MAC			24,302
Ginnie Mae - 2.3%
4% 6/15/24 to 3/15/26		7,322	7,779
4.3% 8/20/61 (p)		2,920	3,145
4.5% 3/15/25 to 6/15/25		5,554	5,951
4.515% 3/20/62 (p)		10,058	10,945
4.53% 10/20/62 (p)		2,967	3,237
4.55% 5/20/62 (p)		18,789	20,476
4.556% 12/20/61 (p)		10,944	11,912
4.604% 3/20/62 (p)		5,376	5,869
4.626% 3/20/62 (p)		3,755	4,097
4.649% 2/20/62 (p)		1,971	2,152
4.65% 3/20/62 (p)		3,477	3,799
4.682% 2/20/62 (p)		2,630	2,873
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.684% 1/20/62 (p)		$ 12,183	$ 13,330
4.751% 12/20/60 (p)		2,056	2,230
4.804% 3/20/61 (p)		6,985	7,610
4.834% 3/20/61 (p)		12,407	13,535
5.47% 8/20/59 (p)		1,833	1,960
5.492% 4/20/60 (p)		8,372	9,283
5.5% 11/15/35		2,200	2,429
5.612% 4/20/58 (p)		2,925	3,056
6% 6/15/36 to 9/15/40		24,547	27,292
6.5% 8/20/38 to 9/20/38		29,694	33,301
TOTAL GINNIE MAE			196,261
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $269,566)			270,766
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $1,918)	GBP	997	1,844
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6646% 9/25/23 (k)		724	728
Series 2010-15 Class FJ, 1.0946% 6/25/36 (k)		5,788	5,935
Series 2010-86 Class FE, 0.6146% 8/25/25 (k)		715	720
Series 2013-121 Class SA, 5.9354% 12/25/43 (k)(m)(n)		23,229	3,061
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,432	3,660
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		26	27
Series 2003-113 Class PE, 4% 11/25/18		958	1,009
Series 2003-70 Class BJ, 5% 7/25/33		601	650
Series 2004-80 Class LD, 4% 1/25/19		262	265
Series 2005-19 Class PA, 5.5% 7/25/34		2,193	2,378
Series 2005-27 Class NE, 5.5% 5/25/34		2,897	3,066
Series 2005-52 Class PB, 6.5% 12/25/34		195	203
Series 2005-64 Class PX, 5.5% 6/25/35		2,103	2,306
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2010-118 Class PB, 4.5% 10/25/40		$ 3,010	$ 3,117
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,207
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		90	96
Series 2003-117 Class MD, 5% 12/25/23		1,254	1,361
Series 2004-91 Class Z, 5% 12/25/34		4,484	4,865
Series 2004-95 Class AN, 5.5% 1/25/25		271	276
Series 2005-117 Class JN, 4.5% 1/25/36		735	779
Series 2005-14 Class ZB, 5% 3/25/35		1,942	2,111
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,538
Series 2006-72 Class CY, 6% 8/25/26		1,808	2,013
Series 2009-14 Class EB, 4.5% 3/25/24		3,164	3,356
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,632
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,231
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		465	41
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		697	62
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,306	564
Series 2010-39 Class FG, 1.0846% 3/25/36 (k)		3,612	3,702
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,467	152
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,002	118
Series 2013-40 Class PV, 2% 1/25/26		4,616	4,670
Freddie Mac:
floater:
Series 2630 Class FL, 0.6666% 6/15/18 (k)		23	23
Series 2711 Class FC, 1.0666% 2/15/33 (k)		2,316	2,357
floater planned amortization class Series 2770 Class FH, 0.5666% 3/15/34 (k)		2,194	2,208
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		2,255	2,327
Series 2101 Class PD, 6% 11/15/28		66	73
Series 2115 Class PE, 6% 1/15/14		0*	0*
Series 2376 Class JE, 5.5% 11/15/16		88	92
Series 2381 Class OG, 5.5% 11/15/16		51	53
Series 2425 Class JH, 6% 3/15/17		123	130
Series 2672 Class MG, 5% 9/15/23		3,063	3,357
Series 2695 Class DG, 4% 10/15/18		1,997	2,100
Series 2996 Class MK, 5.5% 6/15/35		221	243
Series 3415 Class PC, 5% 12/15/37		1,026	1,097
Series 3763 Class QA, 4% 4/15/34		2,214	2,325
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		$ 3,023	$ 3,249
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,712	6,379
Series 2303 Class ZV, 6% 4/15/31		166	183
Series 2877 Class ZD, 5% 10/15/34		5,862	6,309
Series 3277 Class B, 4% 2/15/22		2,600	2,755
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,032
Series 3578 Class B, 4.5% 9/15/24		3,410	3,608
Series 4176 Class BA, 3% 2/15/33		3,079	3,160
Series 2715 Class NG, 4.5% 12/15/18		769	816
Series 4181 Class LA, 3% 3/15/37		4,292	4,356
Series 4182 Class BA, 3% 6/15/37		17,300	17,709
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.668% 7/20/37 (k)		1,236	1,242
Series 2008-2 Class FD, 0.648% 1/20/38 (k)		311	313
Series 2008-73 Class FA, 1.028% 8/20/38 (k)		1,842	1,874
Series 2008-83 Class FB, 1.068% 9/20/38 (k)		1,908	1,942
Series 2009-108 Class CF, 0.7666% 11/16/39 (k)		1,510	1,523
Series 2009-116 Class KF, 0.6966% 12/16/39 (k)		1,301	1,310
Series 2010-9 Class FA, 0.6866% 1/16/40 (k)		2,066	2,079
Series 2010-H17 Class FA, 0.494% 7/20/60 (k)(p)		5,148	5,076
Series 2010-H18 Class AF, 0.4685% 9/20/60 (k)(p)		5,530	5,456
Series 2010-H19 Class FG, 0.4685% 8/20/60 (k)(p)		7,058	6,966
Series 2010-H27 Series FA, 0.5485% 12/20/60 (k)(p)		2,112	2,091
Series 2011-H05 Class FA, 0.6685% 12/20/60 (k)(p)		3,778	3,762
Series 2011-H07 Class FA, 0.6685% 2/20/61 (k)(p)		7,088	7,059
Series 2011-H12 Class FA, 0.6585% 2/20/61 (k)(p)		8,753	8,713
Series 2011-H13 Class FA, 0.6685% 4/20/61 (k)(p)		3,477	3,463
Series 2011-H14:
Class FB, 0.6685% 5/20/61 (k)(p)		4,079	4,060
Class FC, 0.6685% 5/20/61 (k)(p)		3,827	3,811
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H17 Class FA, 0.6985% 6/20/61 (k)(p)		$ 4,948	$ 4,934
Series 2011-H21 Class FA, 0.7685% 10/20/61 (k)(p)		5,292	5,292
Series 2012-H01 Class FA, 0.8685% 11/20/61 (k)(p)		4,433	4,452
Series 2012-H03 Class FA, 0.8685% 1/20/62 (k)(p)		2,728	2,740
Series 2012-H06 Class FA, 0.7985% 1/20/62 (k)(p)		4,257	4,263
Series 2012-H07 Class FA, 0.7985% 3/20/62 (k)(p)		2,529	2,531
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		715	726
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		546	553
Series 2010-99 Class PT, 3.5% 8/20/33		698	706
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,070	427
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,724
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		7,495	7,991
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		10,220	11,277
Series 2010-H17 Class XP, 5.3019% 7/20/60 (k)(p)		14,436	15,922
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(p)		10,891	11,971
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,299	11,455
Class ZC, 5.5% 7/16/34		10,245	11,124
Series 2012-64 Class KB, 3.7316% 5/20/41 (k)		1,559	1,762
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304,102)			303,430
Commercial Mortgage Securities - 1.4%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.516% 4/25/19 (k)		6,303	6,291
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,120	2,256
Series K014 Class A2, 3.871% 4/25/21		5,220	5,473
Series K015 Class A2, 3.23% 7/25/21		9,370	9,425
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac: - continued
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		$ 12,280	$ 13,274
Series K009 Class A2, 3.808% 8/25/20		17,980	18,932
Series K017 Class A2, 2.873% 12/25/21		13,660	13,343
Series K034 Class A1, 2.669% 2/25/23		8,286	8,328
Series K031 Class A2, 3.3% 4/25/23		20,100	19,830
Series K032 Class A1, 3.016% 2/25/23		16,305	16,821
Series K501 Class A2, 1.655% 11/25/16		4,770	4,840
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,697)			118,813
Foreign Government and Government Agency Obligations - 22.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,024	3,018
2.5% 12/31/38 (e)		2,170	884
7% 10/3/15		20,425	20,027
Aruba Government 4.625% 9/14/23 (f)		2,010	1,904
Bahamian Republic 6.95% 11/20/29 (f)		2,115	2,305
Bahrain Kingdom:
5.5% 3/31/20		1,275	1,313
6.125% 8/1/23 (f)		1,950	2,004
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(o)		500,000	0
value recovery B rights 1/2/21 (a)(o)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		1,460	1,475
Barbados Government 7% 8/4/22 (f)		1,553	1,359
Belarus Republic:
8.75% 8/3/15 (Reg. S)		11,225	11,365
8.95% 1/26/18		2,325	2,360
Brazilian Federative Republic:
4.25% 1/7/25		4,190	3,991
5.625% 1/7/41		9,685	9,322
7.125% 1/20/37		7,415	8,490
8.25% 1/20/34		5,075	6,407
12.25% 3/6/30		5,712	9,739
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		3,650	3,185
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	76,425	106,891
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Buoni Poliennali del Tesoro: - continued
5.5% 11/1/22	EUR	47,400	$ 73,385
Canadian Government:
0.75% 5/1/14	CAD	89,850	84,528
1.25% 3/1/18	CAD	52,575	48,390
1.5% 6/1/23	CAD	53,300	44,913
3.5% 12/1/45	CAD	23,175	22,903
Central Bank of Nigeria warrants 11/15/20 (a)(o)		5,500	971
City of Buenos Aires 12.5% 4/6/15 (f)		5,725	6,026
Colombian Republic:
6.125% 1/18/41		3,855	4,125
7.375% 9/18/37		3,800	4,665
10.375% 1/28/33		6,560	9,627
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	187
Congo Republic 3.5% 6/30/29 (e)		10,935	9,677
Costa Rican Republic:
4.25% 1/26/23 (f)		2,445	2,225
4.375% 4/30/25 (f)		1,980	1,747
5.625% 4/30/43 (f)		680	576
Croatia Republic:
5.5% 4/4/23 (f)		3,735	3,642
6.25% 4/27/17 (f)		5,135	5,469
6.375% 3/24/21 (f)		4,110	4,320
6.625% 7/14/20 (f)		3,205	3,437
6.75% 11/5/19 (f)		3,540	3,832
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,235	1,155
5.875% 7/25/22		825	771
6.25% 10/4/20 (f)		6,180	6,087
6.25% 7/27/21 (f)		3,140	3,054
7.4% 1/22/15 (f)		5,160	5,354
7.4% 1/22/15 (Reg.S)		150	156
Dominican Republic:
1.1593% 8/30/24 (k)		5,538	4,707
5.875% 4/18/24 (f)		2,300	2,202
7.5% 5/6/21 (f)		4,825	5,283
9.04% 1/23/18 (f)		3,492	3,771
El Salvador Republic:
7.625% 2/1/41 (f)		1,280	1,238
7.65% 6/15/35 (Reg. S)		2,020	1,970
8.25% 4/10/32 (Reg. S)		1,137	1,212
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	4,400	6,407
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
European Union 2.75% 9/21/21	EUR	12,000	$ 17,576
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		1,760	1,808
French Government OAT 3.25% 5/25/45	EUR	6,550	8,660
Gabonese Republic 6.375% 12/12/24 (f)		708	710
Georgia Republic 6.875% 4/12/21 (f)		1,870	2,001
German Federal Republic:
0% 6/13/14	EUR	23,250	31,970
0.25% 4/13/18	EUR	5,650	7,595
1.5% 2/15/23	EUR	40,300	53,789
3.25% 1/4/20	EUR	55,500	85,475
4.75% 7/4/34	EUR	12,400	22,486
Ghana Republic 7.875% 8/7/23 (f)		2,000	1,925
Hungarian Republic:
4.125% 2/19/18		3,610	3,628
5.75% 11/22/23		2,055	2,050
7.625% 3/29/41		6,033	6,599
Indonesian Republic:
3.375% 4/15/23 (f)		2,250	1,918
4.875% 5/5/21 (f)		6,560	6,494
5.25% 1/17/42 (f)		5,080	4,343
5.375% 10/17/23		450	449
5.875% 3/13/20 (f)		5,665	5,977
6.625% 2/17/37 (f)		4,415	4,459
7.75% 1/17/38 (f)		6,750	7,661
8.5% 10/12/35 (Reg. S)		8,110	9,854
11.625% 3/4/19 (f)		7,095	9,507
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		10,260	10,145
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,066	32,352
5.5% 12/4/23		7,426	8,543
Italian Republic 5% 9/1/40	EUR	23,450	33,238
Ivory Coast 7.1% 12/31/32 (e)		2,965	2,631
Japan Government:
0.1% 4/15/15	JPY	3,070,000	29,152
0.1% 10/15/15	JPY	5,588,200	53,051
1.1% 6/20/20	JPY	4,614,300	45,769
1.8% 3/20/43	JPY	1,075,000	10,378
1.9% 9/20/30	JPY	5,850,000	60,500
Jordanian Kingdom:
2.503% 10/30/20		22,090	21,610
3.875% 11/12/15		2,625	2,625
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Latvian Republic 2.75% 1/12/20 (f)		$ 2,995	$ 2,856
Lebanese Republic:
4% 12/31/17		10,406	10,198
4.75% 11/2/16		2,345	2,322
5.15% 11/12/18		2,455	2,421
5.45% 11/28/19		4,635	4,519
6.375% 3/9/20		3,500	3,566
Lithuanian Republic:
6.125% 3/9/21 (f)		3,855	4,367
6.625% 2/1/22 (f)		3,705	4,326
7.375% 2/11/20 (f)		2,775	3,327
Moroccan Kingdom:
4.25% 12/11/22 (f)		2,835	2,608
5.5% 12/11/42 (f)		1,700	1,428
Panamanian Republic:
4.3% 4/29/53		1,790	1,356
6.7% 1/26/36		1,570	1,754
8.875% 9/30/27		1,600	2,144
9.375% 4/1/29		490	680
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
5.625% 11/18/50		830	832
8.75% 11/21/33		5,755	8,186
Philippine Republic:
7.75% 1/14/31		6,155	8,125
9.5% 2/2/30		5,755	8,633
10.625% 3/16/25		4,375	6,716
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		3,170	3,019
5.95% 8/22/23 (f)		2,575	2,549
Provincia de Cordoba 12.375% 8/17/17 (f)		6,000	5,505
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		4,077	4,130
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,300	2,487
Republic of Armenia 6% 9/30/20 (f)		4,575	4,535
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,480	11,391
Republic of Namibia 5.5% 11/3/21 (f)		1,280	1,306
Republic of Nigeria:
yield at date of purchase 0.12% 4/24/14	NGN	589,505	3,551
5.125% 7/12/18 (f)		2,050	2,094
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Nigeria: - continued
6.375% 7/12/23 (f)		$ 1,000	$ 1,030
6.75% 1/28/21 (f)		1,430	1,544
Republic of Paraguay 4.625% 1/25/23 (f)		735	687
Republic of Serbia:
5.25% 11/21/17 (f)		1,550	1,554
5.875% 12/3/18 (f)		3,910	3,974
6.75% 11/1/24 (f)		7,934	7,805
7.25% 9/28/21 (f)		2,100	2,210
Republic of Zambia 5.375% 9/20/22 (f)		1,625	1,406
Romanian Republic:
4.375% 8/22/23 (f)		3,240	3,123
6.75% 2/7/22 (f)		6,218	7,057
Russian Federation:
4.875% 9/16/23 (f)		2,000	2,020
5.625% 4/4/42 (f)		5,600	5,551
5.875% 9/16/43 (f)		2,200	2,236
7.5% 3/31/30 (Reg. S)		33,498	39,092
12.75% 6/24/28 (Reg. S)		14,415	24,415
South African Republic 5.875% 9/16/25		1,180	1,227
Spanish Kingdom:
3.3% 7/30/16	EUR	25,300	35,997
5.15% 10/31/44	EUR	8,850	12,436
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		2,500	2,356
5.45% 2/9/17 (Reg. S)		685	730
Turkish Republic:
5.125% 3/25/22		3,345	3,203
5.625% 3/30/21		3,975	4,035
6% 1/14/41		3,580	3,164
6.25% 9/26/22		4,070	4,197
6.75% 4/3/18		4,905	5,353
6.75% 5/30/40		4,720	4,602
6.875% 3/17/36		9,950	9,851
7% 3/11/19		2,485	2,730
7.25% 3/5/38		6,485	6,663
7.375% 2/5/25		9,415	10,227
7.5% 11/7/19		5,060	5,718
8% 2/14/34		1,805	2,006
11.875% 1/15/30		3,415	5,127
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,125	5,604
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ukraine Government:
6.25% 6/17/16 (f)		$ 2,910	$ 2,714
6.75% 11/14/17 (f)		2,305	2,126
7.5% 4/17/23 (Reg. S)		850	762
7.75% 9/23/20 (f)		3,845	3,547
7.8% 11/28/22 (f)		3,370	3,046
7.95% 6/4/14 (f)		11,070	11,070
7.95% 6/4/14 (Reg.S)		2,340	2,340
7.95% 2/23/21 (f)		3,040	2,800
9.25% 7/24/17 (f)		6,420	6,347
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,575	1,878
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/22	GBP	9,200	13,918
2.25% 3/7/14	GBP	77,120	128,129
3.5% 7/22/68	GBP	27,675	44,710
United Mexican States:
4.75% 3/8/44		8,320	7,538
5.75% 10/12/2110		4,003	3,703
6.05% 1/11/40		9,576	10,414
6.75% 9/27/34		6,950	8,201
7.5% 4/8/33		2,420	3,043
8.3% 8/15/31		2,325	3,145
United Republic of Tanzania 6.3921% 3/9/20 (k)		3,110	3,238
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,620	8,209
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		83,803	2,095
6% 12/9/20		3,530	2,353
7% 3/31/38		3,070	1,919
8.5% 10/8/14		3,550	3,467
9% 5/7/23 (Reg. S)		12,970	9,663
9.25% 5/7/28 (Reg. S)		4,740	3,508
9.375% 1/13/34		4,355	3,229
11.75% 10/21/26 (Reg. S)		6,690	5,720
11.95% 8/5/31 (Reg. S)		11,910	10,147
12.75% 8/23/22		12,280	11,328
13.625% 8/15/18		6,380	6,252
Vietnamese Socialist Republic:
1.25% 3/12/16 (k)		2,387	2,124
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 12,711	$ 11,185
6.875% 1/15/16 (f)		4,570	4,878
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,852,890)			1,884,491
Supranational Obligations - 0.2%

European Investment Bank 3% 10/14/33	EUR	5,500	7,556
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	4,697	6,358
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $13,416)			13,914
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.3%
Remy International, Inc.	172,410	4,020
TRW Automotive Holdings Corp. (a)	258,565	19,235
		23,255
Automobiles - 0.1%
General Motors Co. (a)	12,501	511
General Motors Co.:
warrants 7/10/16 (a)	121,509	3,786
warrants 7/10/19 (a)	121,509	2,811
Motors Liquidation Co. GUC Trust (a)	31,864	1,024
		8,132
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(s)	27,059	41
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	31,652	46
Station Holdco LLC (a)(q)(s)	4,160,035	6,024
Station Holdco LLC:
unit (q)(s)	47,684	3
warrants 6/15/18 (a)(q)(s)	165,967	12
		6,085
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	$ 0
Interpublic Group of Companies, Inc.	272,638	4,826
RDA Holding Co. warrants 2/19/14 (a)(s)	8,635	0
		4,826
TOTAL CONSUMER DISCRETIONARY		42,339
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	188,460	840
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,519,861	0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	60,965	1,127
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	0
Airlines - 0.0%
Delta Air Lines, Inc.	18,356	504
Building Products - 0.1%
Nortek, Inc. (a)	108,212	8,073
Nortek, Inc. warrants 12/7/14 (a)	6,267	160
		8,233
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. rights (a)	1,406,657	0
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	489
Class B (a)	1,821	163
		652
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
DeepOcean Group Holding BV (a)(f)	361,938	$ 10,153
TOTAL INDUSTRIALS		19,542
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	4,854	163
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	872
Spansion, Inc. Class A (a)	2,892	40
		912
TOTAL INFORMATION TECHNOLOGY		1,075
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	417	33
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	530
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	34,504	1,111
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	84,726	13
NewPage Corp. (t)	8,161	710
		723
TOTAL MATERIALS		2,397
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	202
TOTAL COMMON STOCKS (Cost $67,544)		67,522
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	$ 559
Nonconvertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	256,630	5,389
Wells Fargo & Co. 5.20%	559,959	11,244
		16,633
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	22,281	21,278
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	330,000	6,445
TOTAL FINANCIALS		44,356
TOTAL PREFERRED STOCKS (Cost $41,871)		44,915
Bank Loan Obligations - 1.9%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche B 1LN, term loan 5% 10/2/18 (k)	$ 1,162	1,177
Tranche 2LN, term loan 8.75% 4/2/19 (k)	1,435	1,464
		2,641
Hotels, Restaurants & Leisure - 0.3%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	1,340	1,345
Tranche 2LN, term loan 8.75% 2/20/20 (k)	1,340	1,361
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (k)	1,755	1,777
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	1,960	2,068
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (k)	2,503	2,387
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (k)	$ 8,893	$ 8,960
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	2,252	2,250
		20,148
Media - 0.2%
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)	3,253	3,302
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	9,526	9,502
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (k)	2,560	2,627
		15,431
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)	2,965	2,954
TOTAL CONSUMER DISCRETIONARY		41,174
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (k)	475	485
Tranche B 1LN, term loan 4.5% 9/26/19 (k)	1,490	1,499
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (r)	1,130	1,141
Tranche B 1LN, term loan 11/26/20 (r)	2,260	2,266
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	2,505	2,543
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	440	452
		8,386
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	6,485	6,501
TOTAL CONSUMER STAPLES		14,887
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	$ 2,742	$ 2,810
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (k)	2,788	2,742
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)	3,885	3,987
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	11,815	11,992
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	1,705	1,743
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	865	894
Samson Investment Co. Tranche B 2LN, term loan 9/25/18 (r)	885	885
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (k)	620	628
		25,681
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Moxie Patriot LLC Tranche B, term loan 12/19/20 (r)	965	978
Sheridan Investment Partners I term loan 12/16/20 (r)	1,280	1,285
Sheridan Production Partners I:
Tranche A, term loan 12/16/20 (r)	178	179
Tranche M, term loan 12/16/20 (r)	66	67
		2,509
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	508	507
TOTAL FINANCIALS		3,016
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)	10,855	10,855
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. Tranche B, term loan 1/2/20 (r)	390	394
TOTAL HEALTH CARE		11,249
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2% 12/24/18 (k)	$ 6,670	$ 6,136
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	1,493	1,502
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	2,950	3,016
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	1,496	1,511
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	2,620	2,627
WTG Holdings III Corp.:
Tranche 2LN, term loan 12/12/21 (r)	375	373
Tranche B, term loan 12/12/20 (r)	405	403
		9,432
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)	7,813	7,833
TOTAL INDUSTRIALS		23,401
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 6/3/20 (r)	2,100	2,092
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)	4,856	4,856
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	547	547
Tranche 2LN, term loan 8.25% 5/22/21 (k)	260	265
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (k)	5,595	5,847
		11,515
TOTAL INFORMATION TECHNOLOGY		13,607
MATERIALS - 0.1%
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (k)	673	684
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 12/18/20 (r)	$ 3,800	$ 3,791
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	688	691
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	415	422
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (k)	2,519	2,556
		3,669
TOTAL MATERIALS		8,144
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B, term loan 12/23/20 (r)	335	335
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	6,114	6,312
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	340	349
		6,996
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	2,905	2,898
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (k)	3,110	3,137
		6,035
TOTAL TELECOMMUNICATION SERVICES		13,031
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	1,547	1,547
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	$ 2,359	$ 2,386
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	2,109	2,120
		4,506
TOTAL UTILITIES		6,053
TOTAL BANK LOAN OBLIGATIONS (Cost $156,067)		160,243
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	3,204	2,995
Goldman Sachs 1.1875% 12/14/19 (k)	3,389	3,169
1.1875% 12/14/19 (k)	1,965	1,837
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,688)		8,001
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $28,016)	411,981	44,276
Preferred Securities - 0.9%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 6,785	7,141
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	6,245	6,194
		13,335
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	2,835	2,871
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	$ 2,450	$ 2,129
FINANCIALS - 0.6%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	1,675	1,908
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.2% (g)(k)	7,690	6,955
8% (g)(k)	2,600	2,954
8.125% (g)(k)	1,840	2,066
Citigroup, Inc. 5.95% (g)(k)	19,685	18,709
JPMorgan Chase & Co. 6% (g)(k)	19,830	19,464
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	320	315
		50,463
TOTAL FINANCIALS		52,371
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	241
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	5,175	4,278
TOTAL PREFERRED SECURITIES (Cost $77,289)		75,225
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $226,201)	226,200,827	$ 226,201
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $8,135,510)		8,340,055
NET OTHER ASSETS (LIABILITIES) - 0.8%		70,565
NET ASSETS - 100%		$ 8,410,620
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
157 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	$ 19,318	$ (370)
479 CBOT 2 Year U.S. Treasury Note Contracts	March 2014	105,290	(166)
275 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	32,811	(415)
144 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	18,477	(219)
211 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	28,749	(671)
TOTAL TREASURY CONTRACTS		$ 204,645	$ (1,841)

The face value of futures purchased as a percentage of net assets is 2.4%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s) (2)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Nov. 2023	$ 76,310	3-month LIBOR	2.83%	$ 1,517	$ 0	$ 1,517

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly notional amount for swaps in the aggregate was $76,849.
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,719,341,000 or 20.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,909,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,031,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(r) The coupon rate will be determined upon settlement of the loan after period end.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,191,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
(t) A portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Fidelity Floating Rate Central Fund	2,548
Total	$ 2,896
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 52,100	$ -	$ 8,998	$ 44,276	3.2%
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,339	$ 36,213	$ -	$ 6,126
Consumer Staples	1,399	-	840	559
Financials	44,356	23,078	21,278	-
Health Care	1,127	-	-	1,127
Industrials	19,542	8,737	-	10,805
Information Technology	1,075	1,075	-	-
Materials	2,397	576	-	1,821
Utilities	202	202	-	-
Corporate Bonds	3,717,043	-	3,716,882	161
U.S. Government and Government Agency Obligations	1,403,371	-	1,403,371	-
U.S. Government Agency - Mortgage Securities	270,766	-	270,766	-
Asset-Backed Securities	1,844	-	1,844	-
Collateralized Mortgage Obligations	303,430	-	303,430	-
Commercial Mortgage Securities	118,813	-	118,813	-
Foreign Government and Government Agency Obligations	1,884,491	-	1,879,586	4,905
Supranational Obligations	13,914	-	13,914	-
Bank Loan Obligations	160,243	-	151,564	8,679
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sovereign Loan Participations	$ 8,001	$ -	$ -	$ 8,001
Fixed-Income Funds	44,276	44,276	-	-
Preferred Securities	75,225	-	69,031	6,194
Other	-	-	-	-
Money Market Funds	226,201	226,201	-	-
Total Investments in Securities:	$ 8,340,055	$ 340,358	$ 7,951,319	$ 48,378
Derivative Instruments:
Assets
Swaps	$ 1,517	$ -	$ 1,517	$ -
Liabilities
Futures Contracts	$ (1,841)	$ (1,841)	$ -	$ -
Total Derivative Instruments:	$ (324)	$ (1,841)	$ 1,517	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value Amounts in thousands
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1,841)
Swaps (b)	1,517	-
Total Value of Derivatives	$ 1,517	$ (1,841)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	63.8%
Canada	3.7%
Germany	2.7%
Italy	2.6%
United Kingdom	2.5%
Japan	2.4%
Luxembourg	2.4%
Venezuela	1.5%
Bermuda	1.3%
Netherlands	1.2%
Mexico	1.1%
Indonesia	1.1%
Turkey	1.0%
Cayman Islands	1.0%
Argentina	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,881,293)	$ 8,069,578
Fidelity Central Funds (cost $254,217)	270,477
Total Investments (cost $8,135,510)		$ 8,340,055
Restricted cash		1,407
Receivable for investments sold Regular delivery		35,027
Delayed delivery		766
Receivable for fund shares sold		15,561
Dividends receivable		2
Interest receivable		101,276
Distributions receivable from Fidelity Central Funds		205
Receivable for daily variation margin for derivative instruments		139
Prepaid expenses		19
Total assets		8,494,457

Liabilities
Payable to custodian bank	$ 244
Payable for investments purchased Regular delivery	35,714
Delayed delivery	2,731
Payable for fund shares redeemed	37,019
Distributions payable	3,112
Accrued management fee	3,980
Other affiliated payables	891
Other payables and accrued expenses	146
Total liabilities		83,837

Net Assets		$ 8,410,620
Net Assets consist of:
Paid in capital		$ 8,211,242
Undistributed net investment income		25,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		204,797
Net Assets, for 774,938 shares outstanding		$ 8,410,620
Net Asset Value, offering price and redemption price per share ($8,410,620 ÷ 774,938 shares)		$ 10.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Dividends		$ 5,810
Interest		427,975
Income from Fidelity Central Funds		2,896
Total income		436,681

Expenses
Management fee	$ 53,908
Transfer agent fees	10,081
Accounting and security lending fees	1,558
Custodian fees and expenses	326
Independent trustees' compensation	37
Registration fees	177
Audit	184
Legal	47
Miscellaneous	89
Total expenses before reductions	66,407
Expense reductions	(85)	66,322
Net investment income (loss)		370,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,201
Fidelity Central Funds	3,256
Foreign currency transactions	(953)
Futures contracts	(4)
Swaps	9,443
Total net realized gain (loss)		62,943
Change in net unrealized appreciation (depreciation) on: Investment securities	(416,062)
Assets and liabilities in foreign currencies	243
Futures contracts	(1,713)
Swaps	(431)
Total change in net unrealized appreciation (depreciation)		(417,963)
Net gain (loss)		(355,020)
Net increase (decrease) in net assets resulting from operations		$ 15,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 370,359	$ 406,368
Net realized gain (loss)	62,943	150,621
Change in net unrealized appreciation (depreciation)	(417,963)	444,098
Net increase (decrease) in net assets resulting from operations	15,339	1,001,087
Distributions to shareholders from net investment income	(357,199)	(375,978)
Distributions to shareholders from net realized gain	(112,305)	(151,510)
Total distributions	(469,504)	(527,488)
Share transactions Proceeds from sales of shares	1,661,088	2,651,856
Reinvestment of distributions	418,573	470,012
Cost of shares redeemed	(3,719,566)	(1,896,515)
Net increase (decrease) in net assets resulting from share transactions	(1,639,905)	1,225,353
Total increase (decrease) in net assets	(2,094,070)	1,698,952

Net Assets
Beginning of period	10,504,690	8,805,738
End of period (including undistributed net investment income of $25,957 and undistributed net investment income of $60,889, respectively)	$ 8,410,620	$ 10,504,690
Other Information Shares
Sold	148,269	237,582
Issued in reinvestment of distributions	37,856	41,773
Redeemed	(335,286)	(169,687)
Net increase (decrease)	(149,161)	109,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.81	$ 11.09	$ 10.81	$ 8.72
Income from Investment Operations
Net investment income (loss) B	.431	.464	.512	.579	.626
Net realized and unrealized gain (loss)	(.391)	.693	(.006)	.469	2.074
Total from investment operations	.040	1.157	.506	1.048	2.700
Distributions from net investment income	(.416)	(.430)	(.538)	(.548)	(.530)
Distributions from net realized gain	(.144)	(.167)	(.248)	(.220)	(.080)
Total distributions	(.560)	(.597)	(.786)	(.768)	(.610)
Net asset value, end of period	$ 10.85	$ 11.37	$ 10.81	$ 11.09	$ 10.81
Total Return A	.38%	10.90%	4.64%	9.93%	31.77%
Ratios to Average Net Assets C, E
Expenses before reductions	.69%	.70%	.70%	.71%	.74%
Expenses net of fee waivers, if any	.69%	.70%	.70%	.71%	.74%
Expenses net of all reductions	.69%	.70%	.70%	.71%	.74%
Net investment income (loss)	3.87%	4.15%	4.59%	5.22%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 8,411	$ 10,505	$ 8,806	$ 8,034	$ 7,229
Portfolio turnover rate D	135%	127%	229%	203%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website

Annual Report

2. Investments in Fidelity Central Funds - continued

at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, options transactions, swaps, foreign currency transactions, market discount, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 386,653
Gross unrealized depreciation	(180,224)
Net unrealized appreciation (depreciation) on securities and other investments	$ 206,429

Tax Cost	$ 8,133,626

The tax-based components of distributable earnings as of period end were as follows:

Undistributed Ordinary Income	$ 180
Net unrealized appreciation (depreciation)	$ 208,737

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 385,826	$ 442,590
Long-term Capital Gains	83,678	84,898
Total	$ 469,504	$ 527,488

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

Restricted Cash. The Fund entered into transactions where cash was required to be held in escrow. The amount of restricted cash is reflected in the Fund's Statement of Assets and Liabilities.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (4)	$ (1,713)
Purchased Options	1,142	-
Swaps	9,443	(431)
Totals (a)	$ 10,581	$ (2,144)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable. For the period, the average monthly notional amount for purchased swaptions was $12,629.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,384,163 and $7,278,781, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $35.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

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8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $155.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $19,355. The weighted average interest rate was .59%. The interest expense amounted to three hundred and seventeen dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $84.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-
2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-
2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-
2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-
2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-
2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-
present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 6.2517% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $215,630,306 of distributions paid during the period January 1, 2013 to December 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $92,089,853, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class A, Class T,
and Class C

Annual Report

December 31, 2013

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fundA
Class A (incl. 4.00% sales charge)	-7.61%	-3.06%
Class T (incl. 4.00% sales charge)	-7.61%	-3.06%
Class C (incl. contingent deferred sales charge) B	-5.48%	-1.34%

A From May 22, 2012.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Bond Fund - Class A on May 22, 2012, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bonds were challenged for the year ending December 31, 2013, posting negative returns fueled largely by rising yields. Early-period concerns over Italy and Cyprus gave way to worry over when the U.S. Federal Reserve might taper its supportive bond-buying, causing U.S. and international bond yields to rise sharply. By autumn, the U.S., Europe and Japan had made clear their intentions to maintain easy-money policies; however, the relative strength of the U.S. dollar globally - especially in the latter part of the year - generally tempered gains for U.S. investors with foreign, local-currency holdings. Against a strong tilt toward equities, global bond markets declined. The Barclays® Global Aggregate GDP Weighted Index, a measure of worldwide investment-grade fixed-rate bond performance that adjusts country weightings based on national gross domestic product (GDP) figures, returned -1.77% for the full year. Japan (-16%) was hardest hit, mainly on yen weakness. Commodities-dependent Canada and Australia/New Zealand also suffered. Conversely, the eurozone (+6%) managed a gain, which masked some country-specific weakness. U.S. bonds (-2%) lost ground. Among sectors, foreign-government-issued sovereign debt (-7%) proved weakest. Lastly, lower-quality and shorter-term debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® Global Bond Fund: For the year, the fund's Class A, Class T and Class C shares returned -3.76%, -3.76% and -4.53%, respectively (excluding sales charges), underperforming the -1.77% return of the Barclays® Global Aggregate GDP Weighted Index. The fund's shorter duration, underweighting in peripheral Europe and exposure to emerging markets hurt relative results. The fund maintained an initially beneficial short-duration position, with major underweightings in Japan along with Italy and Spain, where we believed ECB actions would be insufficient to bolster weak fundamentals. Following a midyear correction, we took the opportunity to add to positions in bonds from Mexico and Brazil. Whilst these positions helped during the third quarter, subsequent market volatility detracted from performance. As of period end, the fund retains its shorter-duration stance versus the index and, in particular, its underweighting in low-yielding markets. Conversely, the fund is overweighted markets offering improving fundamentals and steeper yield curves, as well as higher-yielding government bonds. We also remain overweighted in corporate credit and underweighted in the Japanese yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,016.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 1,016.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 1,012.90	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Global Bond	.75%
Actual		$ 1,000.00	$ 1,018.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,018.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2013	As of June 30, 2013
US Dollar	43.9%	39.3%
European Monetary Unit	26.3%	26.6%
Japanese Yen	11.0%	11.8%
British Pound	5.1%	3.5%
Mexican Peso	3.0%	4.2%
Other	10.7%	14.6%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
United States of America 35.0%	United States of America 34.3%
France 12.3%	France 7.7%
United Kingdom 6.9%	United Kingdom 11.6%
Netherlands 4.9%	Netherlands 3.2%
Germany 4.6%	Germany 2.8%
Brazil 4.5%	Brazil 3.3%
Mexico 3.6%	Mexico 10.8%
Australia 3.6%	Australia 2.8%
Korea (South) 2.8%	Korea (South) 1.0%
Other 21.8%	Other 22.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 12.1%
AAA 9.1%	AAA 15.5%
AA 20.3%	AA 18.9%
A 5.7%	A 6.1%
BBB 28.6%	BBB 29.2%
BB and Below 12.3%	BB and Below 9.4%
Not Rated 8.1%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 10.7%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	7.7	8.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.6	5.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013 *	As of June 30, 2013 **
Corporate Bonds 33.4%	Corporate Bonds 24.0%
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 12.1%
CMOs and Other Mortgage Related Securities 5.1%	CMOs and Other Mortgage Related Securities 4.6%
Municipal Bonds 0.2%	Municipal Bonds 0.2%
Foreign Government and Government Agency Obligations 43.4%	Foreign Government and Government Agency Obligations 52.8%
Other Investments 2.0%	Other Investments 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 10.7%	Short-Term Investments and Net Other Assets (Liabilities) 5.1%

* Futures and Swaps	0.7%	** Futures and Swaps	(1.0)%
* Foreign Currency Contracts	(0.9)%	** Foreign Currency Contracts	3.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.4%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 72,450
7% 11/1/15 (d)		38,000	39,425
TOTAL AUSTRALIA			111,875
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		5,000	5,038
6.25% 12/1/19		5,000	5,356
NCL Corp. Ltd. 5% 2/15/18		20,000	20,600
TOTAL BERMUDA			30,994
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	204,977
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	72,975
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,350
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,163
9.75% 11/1/19 (d)		5,000	4,900
10.875% 2/15/18 (d)		5,000	5,053
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	21,975
TOTAL CANADA			204,216
Cayman Islands - 1.8%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	19,500
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	10,200
7.5% 11/1/19		30,000	32,625
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	68,939
Seagate HDD Cayman 3.75% 11/15/18 (d)		25,000	25,281
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	195,000	347,763
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	159,375
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	200,000	362,733
TOTAL CAYMAN ISLANDS			1,026,416
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	249,737
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	$ 139,780
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	304,688
France - 1.0%
BPCE SA 5.7% 10/22/23 (d)		300,000	309,078
Casino Guichard Perrachon SA 4.87% 12/31/49 (i)	EUR	200,000	275,140
TOTAL FRANCE			584,218
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	153,535
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	209,242
TOTAL GERMANY			362,777
Ireland - 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		280,000	290,764
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	217,150
TOTAL IRELAND			507,914
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,000
7.5% 10/15/27		40,000	42,700
TOTAL LIBERIA			72,700
Luxembourg - 1.3%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	138,464
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		5,000	5,063
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		250,000	307,500
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,600
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		25,000	26,813
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		40,000	41,300
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	218,121
TOTAL LUXEMBOURG			774,086
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		$ 30,000	$ 30,150
8.125% 2/15/19		20,000	20,550
TOTAL MARSHALL ISLANDS			50,700
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	121,363
6.5% 6/2/41		333,000	347,985
TOTAL MEXICO			469,348
Netherlands - 2.1%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	276,684
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	296,535
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		100,000	100,750
5.75% 2/15/21 (d)		5,000	5,225
Petrobras Global Finance BV 5.625% 5/20/43		87,000	71,019
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	311,146
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	137,935
TOTAL NETHERLANDS			1,199,294
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S) (i)	EUR	100,000	138,230
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	70,322
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	31,950
TOTAL NORWAY			240,502
Singapore - 0.4%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,875
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	228,118
TOTAL SINGAPORE			232,993
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	269,272
United Kingdom - 5.4%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	158,888
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	158,011
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	380,358
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	284,010
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	282,191
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	$ 140,062
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	339,500
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,563
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	135,000	218,979
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	203,620
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	158,580
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	266,878
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	272,060
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	298,922
TOTAL UNITED KINGDOM			3,167,622
United States of America - 16.0%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	15,525
ADT Corp. 6.25% 10/15/21 (d)		20,000	21,000
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		85,000	85,106
Ally Financial, Inc. 2.75% 1/30/17		10,000	10,038
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,525
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,138
6.25% 3/15/21		30,000	31,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,550
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,810
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)		10,000	10,100
6% 12/1/20		25,000	26,250
Aon Corp. 5% 9/30/20		67,000	73,507
APX Group, Inc.:
8.75% 12/1/20		15,000	15,300
8.75% 12/1/20 (d)		5,000	5,088
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,675
Ashland, Inc. 3.875% 4/15/18		20,000	20,250
Audatex North America, Inc.:
6% 6/15/21 (d)		35,000	36,663
6.125% 11/1/23 (d)		5,000	5,150
Ball Corp. 4% 11/15/23		55,000	49,225
Bank of America Corp. 5.7% 1/24/22		75,000	84,775
Best Buy Co., Inc. 5% 8/1/18		50,000	52,440
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	171,277
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,125
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	71,445
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (d)		$ 50,000	$ 53,125
CBRE Group, Inc. 6.625% 10/15/20		21,000	22,470
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	177,413
7% 1/15/19		15,000	15,806
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,125
Ceridian Corp. 11.25% 11/15/15		20,000	20,150
Chesapeake Energy Corp.:
6.125% 2/15/21		180,000	193,050
6.875% 11/15/20		75,000	84,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5% 8/15/22		20,000	19,500
5.375% 5/15/20		20,000	21,250
5.5% 2/15/19 (d)		70,000	75,075
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,050
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,400
5.5% 12/15/16		20,000	17,600
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,069
Comcast Corp. 4.65% 7/15/42		115,000	106,639
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	20,650
8% 11/15/19		20,000	21,700
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,269
8.25% 4/1/20		15,000	16,238
Covanta Holding Corp. 7.25% 12/1/20		95,000	103,711
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		50,000	46,750
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,663
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)		5,000	5,038
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	152,731
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		$ 8,794	$ 9,893
Denbury Resources, Inc. 4.625% 7/15/23		45,000	40,613
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		100,000	97,500
Discover Financial Services 3.85% 11/21/22		213,000	201,654
DISH DBS Corp. 4.25% 4/1/18		20,000	20,400
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,463
9.875% 4/15/18		5,000	5,375
Duke Realty LP 6.5% 1/15/18		87,000	99,382
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	14,089
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		40,000	40,400
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,600
Equity One, Inc. 3.75% 11/15/22		183,000	171,437
ERP Operating LP 4.625% 12/15/21		213,000	224,259
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,219
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		25,000	26,125
Fifth Third Bancorp 8.25% 3/1/38		67,000	88,950
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,200
7.375% 6/15/19 (d)		10,000	10,675
12.625% 1/15/21		10,000	11,738
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		15,000	14,250
FirstEnergy Corp. 7.375% 11/15/31		340,000	368,557
FTI Consulting, Inc. 6.75% 10/1/20		25,000	27,000
GenCorp, Inc. 7.125% 3/15/21		5,000	5,350
General Motors Co.:
3.5% 10/2/18 (d)		15,000	15,338
6.25% 10/2/43 (d)		15,000	15,581
General Motors Financial Co., Inc. 3.25% 5/15/18 (d)		20,000	20,000
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,325
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,450
5.375% 11/1/23 (d)		10,000	9,825
GMAC LLC 8% 12/31/18		20,000	23,600
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HCA Holdings, Inc. 8% 10/1/18		$ 10,000	$ 11,813
HD Supply, Inc.:
7.5% 7/15/20		20,000	21,550
8.125% 4/15/19		10,000	11,138
HealthSouth Corp.:
7.25% 10/1/18		11,000	11,756
7.75% 9/15/22		22,000	24,090
Hertz Corp. 6.75% 4/15/19		30,000	32,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		25,000	25,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		25,000	25,750
7.75% 1/15/16		20,000	20,400
8% 1/15/18		120,000	124,800
International Lease Finance Corp. 3.875% 4/15/18		65,000	65,163
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	48,825
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		26,000	26,260
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	105,626
L Brands, Inc. 5.625% 10/15/23		25,000	25,375
Lazard Group LLC 4.25% 11/14/20		27,000	26,910
Liberty Property LP:
3.375% 6/15/23		233,000	211,716
4.75% 10/1/20		67,000	70,332
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	17,700
6.5% 1/15/28		5,000	4,375
MasTec, Inc. 4.875% 3/15/23		10,000	9,450
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,750
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,711
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,163
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	25,313
Neustar, Inc. 4.5% 1/15/23		20,000	18,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,863
NiSource Finance Corp.:
4.45% 12/1/21		100,000	101,191
5.25% 2/15/43		240,000	232,449
NRG Energy, Inc. 7.625% 1/15/18		30,000	34,200
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	106,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Oil States International, Inc. 6.5% 6/1/19		$ 25,000	$ 26,594
PNK Finance Corp. 6.375% 8/1/21 (d)		10,000	10,225
Prudential Financial, Inc. 4.5% 11/16/21		200,000	212,567
Puget Energy, Inc.:
5.625% 7/15/22		200,000	217,501
6.5% 12/15/20		20,000	22,757
R.R. Donnelley & Sons Co. 6.5% 11/15/23		10,000	10,100
Regions Financial Corp. 7.75% 11/10/14		80,000	84,404
Reynolds American, Inc. 3.25% 11/1/22		347,000	319,342
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		140,000	142,800
8.5% 5/15/18 (c)		10,000	10,550
9.875% 8/15/19		15,000	16,688
Rite Aid Corp. 9.25% 3/15/20		65,000	74,588
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,106
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	14,040
Samson Investment Co. 10.5% 2/15/20 (c)(d)		90,000	98,100
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,956
Sears Holdings Corp. 6.625% 10/15/18		5,000	4,525
SemGroup Corp. 7.5% 6/15/21 (d)		60,000	63,450
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,738
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,900
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	10,100
5.875% 10/1/20 (d)		10,000	10,200
SLM Corp.:
4.875% 6/17/19		75,000	74,734
5.5% 1/15/19		25,000	25,644
8% 3/25/20		10,000	11,325
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,713
8.75% 3/15/32		5,000	5,363
Sprint Communications, Inc.:
7% 8/15/20		170,000	184,025
9% 11/15/18 (d)		35,000	42,175
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	15,338
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Synovus Financial Corp.:
5.125% 6/15/17		$ 10,000	$ 10,325
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)		35,000	36,603
6.464% 4/28/19		35,000	37,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	8,950
5.25% 5/1/23		25,000	24,219
Tenet Healthcare Corp.:
6% 10/1/20 (d)		20,000	20,875
8.125% 4/1/22		30,000	32,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,150
The AES Corp.:
4.875% 5/15/23		210,000	196,350
7.375% 7/1/21		100,000	112,750
The Dow Chemical Co. 4.125% 11/15/21		120,000	123,790
The Geo Group, Inc. 5.875% 1/15/22 (d)		20,000	19,850
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,225
Toll Brothers Finance Corp.:
4% 12/31/18		15,000	15,263
4.375% 4/15/23		20,000	18,550
5.625% 1/15/24		10,000	10,075
TransDigm, Inc. 5.5% 10/15/20		15,000	14,663
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		30,000	31,650
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,700
Tronox Finance LLC 6.375% 8/15/20		15,000	15,300
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,650
United Continental Holdings, Inc.:
6% 12/1/20		20,000	19,950
6% 7/15/26		20,000	17,200
6% 7/15/28		10,000	8,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		3,000	3,098
6.875% 12/1/18 (d)		10,000	10,700
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	112,402
6.55% 9/15/43		349,000	406,961
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	126,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Walter Energy, Inc. 8.5% 4/15/21		$ 10,000	$ 8,325
WellPoint, Inc.:
3.3% 1/15/23		183,000	170,509
4.625% 5/15/42		73,000	67,228
Western Refining, Inc. 6.25% 4/1/21		20,000	20,150
Whiting Petroleum Corp.:
5% 3/15/19		20,000	20,450
5.75% 3/15/21		20,000	20,700
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	22,200
13.375% 10/15/19		5,000	5,788
TOTAL UNITED STATES OF AMERICA			9,321,876
TOTAL NONCONVERTIBLE BONDS (Cost $19,509,252)			19,525,985
Commercial Mortgage Securities - 5.1%

United States of America - 5.1%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	335,752
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	826,485
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	550,171
Series 2007-C32 Class A3, 5.9201% 6/15/49 (i)		225,000	249,171
Series 2007-C33 Class A4, 6.1226% 2/15/51 (i)		900,000	981,472
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,032,970)			2,943,051
Foreign Government and Government Agency Obligations - 45.7%

Australia - 3.4%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,426,000	1,406,638
5.75% 5/15/21	AUD	500,000	499,470
5.75% 7/15/22	AUD	58,000	58,041
TOTAL AUSTRALIA			1,964,149
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 2.3%
Belgian Kingdom:
2.25% 6/22/23	EUR	410,000	$ 549,527
4.25% 9/28/22	EUR	500,000	788,599
TOTAL BELGIUM			1,338,126
Brazil - 4.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	197,750
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	573,969
2.625% 1/5/23		960,000	825,600
10% 1/1/18	BRL	1,300,000	508,159
10% 1/1/23	BRL	1,500,000	536,990
TOTAL BRAZIL			2,642,468
Canada - 2.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	330,000	311,805
2.75% 6/1/22 (g)	CAD	616,000	583,798
4% 6/1/41	CAD	118,000	126,318
Ontario Province 4.65% 6/2/41	CAD	110,000	111,605
Province of Quebec 4.25% 12/1/21	CAD	190,000	191,095
TOTAL CANADA			1,324,621
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		500,000	443,750
France - 10.9%
French Government:
OAT 3.25% 5/25/45	EUR	220,000	290,881
0.25% 11/25/15	EUR	580,000	796,892
1% 5/25/18	EUR	1,580,000	2,168,359
1% 11/25/18	EUR	2,290,000	3,116,727
TOTAL FRANCE			6,372,859
Germany - 3.2%
German Federal Republic:
yield at date of purchase 0% 4/16/14	EUR	1,000,000	1,374,833
2% 8/15/23	EUR	200,000	276,532
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
2.25% 9/4/20	EUR	80,000	$ 116,598
4% 1/4/37	EUR	70,000	116,477
TOTAL GERMANY			1,884,440
Italy - 1.8%
Buoni Poliennali del Tesoro 3.5% 12/1/18	EUR	750,000	1,070,217
Japan - 2.1%
Japan Government:
1.6% 3/20/33	JPY	46,700,000	448,273
1.7% 9/20/33	JPY	10,500,000	101,771
1.8% 3/20/43	JPY	31,450,000	303,612
1.8% 9/20/43	JPY	42,000,000	405,078
TOTAL JAPAN			1,258,734
Korea (South) - 2.8%
Korean Republic 2.75% 3/10/18	KRW	1,758,700,000	1,639,395
Malaysia - 1.5%
Malaysian Government:
3.418% 8/15/22	MYR	2,600,000	750,221
3.48% 3/15/23	MYR	450,000	130,603
TOTAL MALAYSIA			880,824
Mexico - 2.8%
United Mexican States:
7.5% 6/3/27	MXN	7,140,000	583,126
7.75% 11/13/42	MXN	4,460,000	349,176
8% 12/7/23	MXN	8,240,000	701,945
TOTAL MEXICO			1,634,247
Netherlands - 2.8%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,250,000	1,650,370
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	190,000	160,620
South Africa - 0.2%
South African Republic 6.25% 3/31/36	ZAR	1,800,000	126,081
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Spain - 1.6%
Spanish Kingdom:
3.75% 10/31/18	EUR	370,000	$ 532,312
4.4% 10/31/23 (d)	EUR	300,000	419,696
TOTAL SPAIN			952,008
Sweden - 0.9%
Swedish Kingdom 3.75% 8/12/17	SEK	3,120,000	524,850
United Kingdom - 1.5%
United Kingdom, Great Britain and Northern Ireland:
4.25% 6/7/32	GBP	60,000	109,188
4.5% 12/7/42	GBP	390,000	746,943
TOTAL UNITED KINGDOM			856,131
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,223,129)			26,723,890
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,177)		100,000	127,587
Bank Loan Obligations - 0.1%

United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		20,000	20,426
First Data Corp. term loan 4.164% 3/24/18 (i)		30,000	29,925
TOTAL BANK LOAN OBLIGATIONS (Cost $49,503)			50,351
Preferred Securities - 1.9%

France - 0.4%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)	200,000	225,243
Germany - 0.8%
Allianz SE 4.75% (Reg. S) (e)(i)	100,000	142,079
RWE AG 4.625% (e)(i)	220,000	313,822
TOTAL GERMANY		455,901
Preferred Securities - continued
	Principal Amount (b)	Value
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(i)	$ 295,000	$ 432,662
TOTAL PREFERRED SECURITIES (Cost $1,052,560)		1,113,806
Fixed-Income Funds - 5.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $3,007,484)	28,003	2,951,796
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.11% (a) (Cost $4,919,581)	4,919,581	4,919,581
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90% (Cost $9,369)	2/19/14	2,250,000	1,282
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $58,929,025)	58,357,329
NET OTHER ASSETS (LIABILITIES) - 0.1%	74,801
NET ASSETS - 100%	$ 58,432,130
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
2 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	$ 256,625	$ (4,356)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	408,750	(8,310)
TOTAL PURCHASED		665,375	(12,666)
Sold
Bond Index Contracts
23 Euro-Bobl Index Contracts (Germany)	March 2014	3,937,102	35,731
5 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	882,290	21,108
TOTAL BOND INDEX CONTRACTS		4,819,392	56,839
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	1,722,656	33,437
TOTAL SOLD		6,542,048	90,276
		$ 7,207,423	$ 77,610

The face value of futures purchased as a percentage of net assets is 1.1%
The face value of futures sold as a percentage of net assets is 11.2%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $16,424,234.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/3/14	MXN	Deutsche Bank AG	Sell	778,733	$ 59,497	$ (147)
2/25/14	AUD	Barclays Bank PLC	Buy	278,000	246,492	833
2/25/14	AUD	Citibank NA	Sell	1,200,000	1,075,920	8,328
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	BRL	BNP Paribas	Sell	4,806,000	$ 1,985,212	$ (23,731)
2/25/14	BRL	Barclays Bank PLC	Sell	770,000	325,348	3,482
2/25/14	BRL	JPMorgan Chase Bank	Buy	758,000	314,627	2,222
2/25/14	CAD	Barclays Bank PLC	Buy	31,000	28,917	227
2/25/14	CAD	Citibank NA	Sell	34,000	31,762	(202)
2/25/14	CHF	BNP Paribas	Buy	595,000	657,650	9,651
2/25/14	CHF	Deutsche Bank AG	Sell	33,000	37,047	37
2/25/14	CLP	Barclays Bank PLC	Buy	332,919,000	618,544	11,059
2/25/14	CLP	Citibank NA	Sell	298,500,000	557,944	(6,567)
2/25/14	CZK	Barclays Bank PLC	Buy	2,226,000	110,048	2,098
2/25/14	DKK	Barclays Bank PLC	Buy	1,663,000	302,539	4,267
2/25/14	EUR	Barclays Bank PLC	Sell	111,000	153,208	508
2/25/14	EUR	Barclays Bank PLC	Sell	230,000	311,993	(4,412)
2/25/14	EUR	Barclays Bank PLC	Sell	980,000	1,347,221	(941)
2/25/14	EUR	Deutsche Bank AG	Sell	25,000	34,429	37
2/25/14	EUR	Morgan Stanley Capital Svc LLC	Sell	294,000	399,568	(4,881)
2/25/14	GBP	Credit Suisse Intl.	Buy	115,000	188,211	2,150
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	GBP	Morgan Stanley Capital Svc LLC	Sell	923,000	$ 1,509,935	$ (17,926)
2/25/14	IDR	Barclays Bank PLC	Buy	6,806,300,000	555,163	(1,470)
2/25/14	IDR	Barclays Bank PLC	Sell	6,861,000,000	554,197	(3,945)
2/25/14	JPY	Deutsche Bank AG	Buy	12,300,000	117,206	(376)
2/25/14	JPY	Goldman Sachs Bank USA	Buy	528,400,000	5,157,663	(138,730)
2/25/14	KRW	Barclays Bank PLC	Sell	1,050,650,000	985,646	(9,508)
2/25/14	KRW	JPMorgan Chase Bank	Buy	494,500,000	465,061	3,319
2/25/14	MXN	BNP Paribas	Buy	5,367,000	407,405	1,808
2/25/14	MXN	Citibank NA	Sell	3,621,000	277,951	1,864
2/25/14	MYR	Barclays Bank PLC	Sell	445,000	137,414	1,681
2/25/14	NOK	JPMorgan Chase Bank	Buy	885,000	143,578	2,034
2/25/14	NZD	Barclays Bank PLC	Buy	194,000	157,940	976
2/25/14	PLN	Deutsche Bank AG	Buy	818,000	262,655	7,178
2/25/14	SEK	Barclays Bank PLC	Buy	9,134,000	1,389,427	29,329
2/25/14	SEK	JPMorgan Chase Bank	Sell	9,418,000	1,441,965	(20,904)
2/25/14	THB	Barclays Bank PLC	Buy	14,289,000	441,155	(6,322)
2/25/14	THB	JPMorgan Chase Bank	Sell	6,232,000	191,272	1,624
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	TRY	Barclays Bank PLC	Buy	282,000	$ 136,499	$ (6,813)
2/25/14	TRY	Barclays Bank PLC	Sell	903,000	433,916	18,645
2/25/14	TRY	Goldman Sachs Bank USA	Buy	613,000	291,993	(10,087)
2/25/14	TWD	Goldman Sachs Bank USA	Sell	17,547,000	588,727	(370)
2/25/14	ZAR	Barclays Bank PLC	Buy	4,828,000	455,369	1,211
2/25/14	ZAR	Goldman Sachs Bank USA	Sell	3,946,000	374,209	1,039
						$ (141,725)

For the period, the average contract value for foreign currency contracts was $110,838,463. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty (2)	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,600,000	$ (151,688)	$ 0	$ (151,688)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	(3,068)	(18,650)	(21,718)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(2,701)	(1,190)	(3,891)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(12,247)	(1,583)	(13,830)
Rentokil Initial PLC	Dec. 2018	Credit Suisse Intl.	(1%)	EUR	225,000	(805)	0	(805)
Royal Bank Of Scotland PLC	Dec. 2018	Deutsche Bank AG	(5%)	EUR	200,000	(43,129)	31,454	(11,675)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(5,569)	(12,698)	(18,267)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	100,000	(1,308)	(2,178)	(3,486)
TOTAL CREDIT DEFAULT SWAPS						$ (220,515)	$ (4,845)	$ (225,360)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,380,676 or 7.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $123,204.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $166,296.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,897
Fidelity Mortgage Backed Securities Central Fund	162,324
Total	$ 174,221
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 7,533,204	$ 14,567,326	$ 2,951,796	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 19,525,985	$ -	$ 19,525,985	$ -
Commercial Mortgage Securities	2,943,051	-	2,943,051	-
Foreign Government and Government Agency Obligations	26,723,890	-	26,723,890	-
Municipal Securities	127,587	-	127,587	-
Bank Loan Obligations	50,351	-	50,351	-
Preferred Securities	1,113,806	-	1,113,806	-
Fixed-Income Funds	2,951,796	2,951,796	-	-
Money Market Funds	4,919,581	4,919,581	-	-
Purchased Swaptions	1,282	-	1,282	-
Total Investments in Securities:	$ 58,357,329	$ 7,871,377	$ 50,485,952	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 115,607	$ -	$ 115,607	$ -
Futures Contracts	90,276	90,276	-	-
Total Assets	$ 205,883	$ 90,276	$ 115,607	$ -
Liabilities
Foreign Currency Contracts	$ (257,332)	$ -	$ (257,332)	$ -
Futures Contracts	(12,666)	(12,666)	-	-
Swaps	(220,515)	-	(220,515)	-
Total Liabilities	$ (490,513)	$ (12,666)	$ (477,847)	$ -
Total Other Derivative Instruments:	$ (284,630)	$ 77,610	$ (362,240)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 1,282	$ -
Swaps (d)	-	(220,515)
Total Credit Risk	1,282	(220,515)
Foreign Exchange Risk
Foreign Currency Contracts (a)	115,607	(257,332)
Interest Rate Risk
Futures Contracts (b)	90,276	(12,666)
Total Value of Derivatives	$ 207,165	$ (490,513)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Barclays Bank PLC	$ 75,598	$ (34,719)	$ -	$ -	$ 40,879
BNP Paribas	11,459	(23,731)	-	-	(12,272)
Citibank NA	10,192	(24,585)	-	-	(14,393)
JPMorgan Chase Bank	9,199	(20,904)	-	-	(11,705)
Deutsche Bank AG	7,252	(46,720)	-	-	(39,468)
Credit Suisse Intl.	2,150	(3,506)	-	-	(1,356)
Goldman Sachs Bank USA	1,039	(149,187)	-	-	(148,148)
Centrally Cleared OTC Swaps	-	(151,688)	-	166,296	14,608
Morgan Stanley Capital Svc LLC	-	(22,807)	-	-	(22,807)
Exchange Traded Futures	90,276	(12,666)	-	123,204	200,814
Total	$ 207,165	$ (490,513)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $51,001,960)	$ 50,485,952
Fidelity Central Funds (cost $7,927,065)	7,871,377
Total Investments (cost $58,929,025)		$ 58,357,329
Cash		57,528
Foreign currency held at value (cost $383,111)		389,562
Receivable for investments sold		4,620
Unrealized appreciation on foreign currency contracts		115,607
Receivable for fund shares sold		30,288
Interest receivable		581,077
Distributions receivable from Fidelity Central Funds		7,026
Prepaid expenses		141
Receivable from investment adviser for expense reductions		11,437
Total assets		59,554,615

Liabilities
Payable for investments purchased Regular delivery	$ 273,551
Delayed delivery	5,000
Unrealized depreciation on foreign currency contracts	257,332
Payable for fund shares redeemed	380,233
Bi-lateral OTC swaps, at value	68,827
Accrued management fee	27,623
Distribution and service plan fees payable	4,431
Payable for daily variation margin for derivative instruments	24,449
Audit fees payable	70,637
Other affiliated payables	8,078
Other payables and accrued expenses	2,324
Total liabilities		1,122,485

Net Assets		$ 58,432,130
Net Assets consist of:
Paid in capital		$ 61,554,011
Undistributed net investment income		(142,831)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,113,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(865,559)
Net Assets		$ 58,432,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,964,629 ÷ 414,728 shares)	$ 9.56

Maximum offering price per share (100/96.00 of $9.56)	$ 9.96
Class T: Net Asset Value and redemption price per share ($2,942,826 ÷ 307,839 shares)	$ 9.56

Maximum offering price per share (100/96.00 of $9.56)	$ 9.96
Class C: Net Asset Value and offering price per share ($3,578,538 ÷ 374,608 shares)A	$ 9.55

Global Bond: Net Asset Value, offering price and redemption price per share ($45,300,267 ÷ 4,737,928 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,645,870 ÷ 276,776 shares)	$ 9.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 33,685
Interest		2,707,485
Income from Fidelity Central Funds		174,221
Income before foreign taxes withheld		2,915,391
Less foreign taxes withheld		(3,807)
Total income		2,911,584

Expenses
Management fee	$ 598,179
Transfer agent fees	117,327
Distribution and service plan fees	50,433
Accounting fees and expenses	54,991
Custodian fees and expenses	18,046
Independent trustees' compensation	400
Registration fees	136,609
Audit	125,246
Legal	227
Interest	278
Miscellaneous	1,047
Total expenses before reductions	1,102,783
Expense reductions	(263,513)	839,270
Net investment income (loss)		2,072,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,513,557)
Fidelity Central Funds	(207,083)
Foreign currency transactions	(2,670,399)
Futures contracts	(139,488)
Swaps	(231,974)
Total net realized gain (loss)		(5,762,501)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,325,221)
Assets and liabilities in foreign currencies	32,946
Futures contracts	73,011
Swaps	(183,245)
Total change in net unrealized appreciation (depreciation)		(2,402,509)
Net gain (loss)		(8,165,010)
Net increase (decrease) in net assets resulting from operations		$ (6,092,696)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,072,314	$ 545,526
Net realized gain (loss)	(5,762,501)	(530,143)
Change in net unrealized appreciation (depreciation)	(2,402,509)	1,536,950
Net increase (decrease) in net assets resulting from operations	(6,092,696)	1,552,333
Distributions to shareholders from net investment income	-	(492,850)
Distributions to shareholders from net realized gain	(42,360)	(435,871)
Return of capital	(1,950,061)	-
Total distributions	(1,992,421)	(928,721)
Share transactions - net increase (decrease)	(100,308,315)	166,201,950
Total increase (decrease) in net assets	(108,393,432)	166,825,562

Net Assets
Beginning of period	166,825,562	-
End of period (including distributions in excess of net investment income of $142,831 and undistributed net investment income of $159,402, respectively)	$ 58,432,130	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.088
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.381)	.295
Distributions from net investment income	-	(.078)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.197)	-
Total distributions	(.199)	(.155)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C,D	(3.76)%	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,965	$ 3,041
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.088
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.381)	.295
Distributions from net investment income	-	(.078)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.197)	-
Total distributions	(.199)	(.155)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C,D	(3.76)%	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,943	$ 2,747
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.042
Net realized and unrealized gain (loss)	(.558)	.208
Total from investment operations	(.459)	.250
Distributions from net investment income	-	(.033)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.129)	-
Total distributions	(.131)	(.110)
Net asset value, end of period	$ 9.55	$ 10.14
Total Return B,C,D	(4.53)%	2.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08%	2.36% A
Expenses net of fee waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75% A
Net investment income (loss)	1.01%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,579	$ 2,994
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Bond

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.199	.103
Net realized and unrealized gain (loss)	(.556)	.208
Total from investment operations	(.357)	.311
Distributions from net investment income	-	(.094)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.221)	-
Total distributions	(.223)	(.171)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C	(3.53)%	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	.99%	1.28% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,300	$ 155,463
Portfolio turnover rate F	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.196	.104
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.357)	.311
Distributions from net investment income	-	(.094)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.221)	-
Total distributions	(.223)	(.171)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C	(3.53)%	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02%	1.36% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,646	$ 2,580
Portfolio turnover rate F	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Futures Options Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,195,564
Gross unrealized depreciation	(1,880,516)
Net unrealized appreciation (depreciation) on securities and other investments	$ (684,952)

Tax Cost	$ 59,042,281

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,711,411)
Net unrealized appreciation (depreciation)	$ (840,510)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,335,271)
Long-term	(376,140)
Total capital loss carryforward	$ (1,711,411)

At December 31, 2013 the Fund was required to defer approximately $271,165 of losses on futures and foreign currency contracts.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 42,360	$ 928,721
Return of Capital	1,950,061	-
Total	$ 1,992,421	$ 928,721

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (26,146)	$ 6,741
Swaps	(231,974)	(183,245)
Total Credit Risk	(258,120)	(176,504)
Foreign Exchange Risk
Foreign Currency Contracts	(2,552,977)	15,280
Interest Rate Risk
Futures Contracts	(139,488)	73,011
Totals (a)	$ (2,950,585)	$ (88,213)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $200,377,023 and $207,990,571, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,091	$ 6,248
Class T	-%	.25%	7,071	6,220
Class C	.75%	.25%	34,271	28,517
			$ 50,433	$ 40,985

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,312
Class T	462
Class C*	258
$ 2,032

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,729.18
Class T	5,097.18
Class C	7,145.21
Global Bond	94,251.10
Institutional Class	4,105.16
	$ 117,327

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,100,333.33%		$ 278

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 10,950
Class T	1.00%	8,416
Class C	1.75%	11,110
Global Bond	.75%	225,309
Institutional Class	.75%	7,203
		$ 262,988

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $244.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $281.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012A
From net investment income
Class A	$ -	$ 21,150
Class T	-	20,008
Class C	-	8,851
Global Bond	-	419,249
Institutional Class	-	23,592
Total	$ -	$ 492,850
From net realized gain
Class A	$ 631	$ 22,231
Class T	549	19,979
Class C	613	22,156
Global Bond	40,057	352,134
Institutional Class	510	19,371
Total	$ 42,360	$ 435,871
From return of capital
Class A	$ 76,106	$ -
Class T	57,726	-
Class C	46,996	-
Global Bond	1,708,884	-
Institutional Class	60,349	-
Total	$ 1,950,061	$ -

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012A	2013	2012A
Class A
Shares sold	128,437	297,699	$ 1,259,307	$ 2,987,457
Reinvestment of distributions	7,560	4,252	73,115	43,238
Shares redeemed	(21,229)	(1,991)	(204,741)	(20,238)
Net increase (decrease)	114,768	299,960	$ 1,127,681	$ 3,010,457
Class T
Shares sold	44,973	267,172	$ 437,451	$ 2,674,873
Reinvestment of distributions	6,023	3,932	58,275	39,987
Shares redeemed	(14,115)	(146)	(134,293)	(1,500)
Net increase (decrease)	36,881	270,958	$ 361,433	$ 2,713,360

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012A	2013	2012A
Class C
Shares sold	105,342	292,516	$ 1,037,828	$ 2,934,597
Reinvestment of distributions	4,871	3,052	47,018	31,007
Shares redeemed	(31,015)	(158)	(299,158)	(1,612)
Net increase (decrease)	79,198	295,410	$ 785,688	$ 2,963,992
Global Bond
Shares sold	8,357,038	15,449,560	$ 83,742,267	$ 156,144,834
Reinvestment of distributions	173,324	75,497	1,694,816	768,036
Shares redeemed	(19,127,056)	(190,435)	(188,239,210)	(1,944,936)
Net increase (decrease)	(10,596,694)	15,334,622	$ (102,802,127)	$ 154,967,934
Institutional Class
Shares sold	20,837	250,316	$ 205,152	$ 2,503,244
Reinvestment of distributions	6,265	4,223	60,654	42,963
Shares redeemed	(4,865)	-	(46,796)	-
Net increase (decrease)	22,237	254,539	$ 219,010	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 3.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Institutional Class, and the retail class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 28, 2014.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLB-UANN-0214
1.939038.101

Fidelity®

Global Bond

Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fundA
Fidelity® Global Bond Fund	-3.53%	-0.33%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global Bond Fund, a class of the fund, on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets were challenged for the 12 months ending December 31, 2013, their negative returns due largely to rising yields. Early-period concerns over events in Italy and Cyprus gave way to worry over when the U.S. Federal Reserve might taper its supportive bond-buying; U.S. and international bond yields rose sharply. By autumn, policymakers in the U.S. and China had made clear their intentions to maintain accommodative monetary policies; however, the relative strength of the U.S. dollar globally generally tempered gains for U.S. investors with foreign, local-currency holdings. Against a strong tilt toward equities, global bond markets declined: The Barclays® Global Aggregate GDP Weighted Index, a measure of worldwide investment-grade fixed-rate bond performance that adjusts country weightings based on national gross domestic product (GDP) figures, returned -1.77% for the full year. Regionally within the index, Japan (-16%) was hardest hit, mainly on yen weakness. Commodities-dependent Canada and Australia/New Zealand also suffered. Conversely, the eurozone (+6%) managed a positive result, but the euro's general strength masked some country-specific weakness. U.S. bonds (-2%) also lost ground. Among sectors, foreign-government-issued sovereign debt (-7%) proved weakest, given concerns about economic growth in Europe and some Asian markets, especially China. Lastly, lower-quality and shorter-term debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity® Global Bond Fund: For the year, the fund's Retail Class shares returned -3.53%, underperforming the -1.77% return of the Barclays® Global Aggregate GDP Weighted Index. The fund's shorter duration, underweighting in peripheral Europe and exposure to emerging markets hurt relative results. The fund maintained an initially beneficial short-duration position, with major underweightings in Japan along with Italy and Spain, where we believed ECB actions would be insufficient to bolster weak fundamentals. Following a midyear correction, we took the opportunity to add to positions in bonds from Mexico and Brazil. Whilst these positions helped during the third quarter, subsequent market volatility detracted from performance. As of period end, the fund retains its shorter-duration stance versus the index and, in particular, its underweighting in low-yielding markets. Conversely, the fund is overweighted markets offering improving fundamentals and steeper yield curves, as well as higher-yielding government bonds. We also remain overweighted in corporate credit and underweighted in the Japanese yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,016.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 1,016.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 1,012.90	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Global Bond	.75%
Actual		$ 1,000.00	$ 1,018.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,018.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2013	As of June 30, 2013
US Dollar	43.9%	39.3%
European Monetary Unit	26.3%	26.6%
Japanese Yen	11.0%	11.8%
British Pound	5.1%	3.5%
Mexican Peso	3.0%	4.2%
Other	10.7%	14.6%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
United States of America 35.0%	United States of America 34.3%
France 12.3%	France 7.7%
United Kingdom 6.9%	United Kingdom 11.6%
Netherlands 4.9%	Netherlands 3.2%
Germany 4.6%	Germany 2.8%
Brazil 4.5%	Brazil 3.3%
Mexico 3.6%	Mexico 10.8%
Australia 3.6%	Australia 2.8%
Korea (South) 2.8%	Korea (South) 1.0%
Other 21.8%	Other 22.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 12.1%
AAA 9.1%	AAA 15.5%
AA 20.3%	AA 18.9%
A 5.7%	A 6.1%
BBB 28.6%	BBB 29.2%
BB and Below 12.3%	BB and Below 9.4%
Not Rated 8.1%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 10.7%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	7.7	8.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.6	5.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013 *	As of June 30, 2013 **
Corporate Bonds 33.4%	Corporate Bonds 24.0%
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 12.1%
CMOs and Other Mortgage Related Securities 5.1%	CMOs and Other Mortgage Related Securities 4.6%
Municipal Bonds 0.2%	Municipal Bonds 0.2%
Foreign Government and Government Agency Obligations 43.4%	Foreign Government and Government Agency Obligations 52.8%
Other Investments 2.0%	Other Investments 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 10.7%	Short-Term Investments and Net Other Assets (Liabilities) 5.1%

* Futures and Swaps	0.7%	** Futures and Swaps	(1.0)%
* Foreign Currency Contracts	(0.9)%	** Foreign Currency Contracts	3.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.4%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 72,450
7% 11/1/15 (d)		38,000	39,425
TOTAL AUSTRALIA			111,875
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		5,000	5,038
6.25% 12/1/19		5,000	5,356
NCL Corp. Ltd. 5% 2/15/18		20,000	20,600
TOTAL BERMUDA			30,994
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	204,977
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	72,975
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,350
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,163
9.75% 11/1/19 (d)		5,000	4,900
10.875% 2/15/18 (d)		5,000	5,053
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	21,975
TOTAL CANADA			204,216
Cayman Islands - 1.8%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	19,500
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	10,200
7.5% 11/1/19		30,000	32,625
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	68,939
Seagate HDD Cayman 3.75% 11/15/18 (d)		25,000	25,281
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	195,000	347,763
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	159,375
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	200,000	362,733
TOTAL CAYMAN ISLANDS			1,026,416
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	249,737
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	$ 139,780
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	304,688
France - 1.0%
BPCE SA 5.7% 10/22/23 (d)		300,000	309,078
Casino Guichard Perrachon SA 4.87% 12/31/49 (i)	EUR	200,000	275,140
TOTAL FRANCE			584,218
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	153,535
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	209,242
TOTAL GERMANY			362,777
Ireland - 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		280,000	290,764
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	217,150
TOTAL IRELAND			507,914
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,000
7.5% 10/15/27		40,000	42,700
TOTAL LIBERIA			72,700
Luxembourg - 1.3%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	138,464
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		5,000	5,063
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		250,000	307,500
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,600
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		25,000	26,813
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		40,000	41,300
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	218,121
TOTAL LUXEMBOURG			774,086
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		$ 30,000	$ 30,150
8.125% 2/15/19		20,000	20,550
TOTAL MARSHALL ISLANDS			50,700
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	121,363
6.5% 6/2/41		333,000	347,985
TOTAL MEXICO			469,348
Netherlands - 2.1%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	276,684
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	296,535
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		100,000	100,750
5.75% 2/15/21 (d)		5,000	5,225
Petrobras Global Finance BV 5.625% 5/20/43		87,000	71,019
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	311,146
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	137,935
TOTAL NETHERLANDS			1,199,294
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S) (i)	EUR	100,000	138,230
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	70,322
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	31,950
TOTAL NORWAY			240,502
Singapore - 0.4%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,875
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	228,118
TOTAL SINGAPORE			232,993
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	269,272
United Kingdom - 5.4%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	158,888
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	158,011
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	380,358
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	284,010
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	282,191
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	$ 140,062
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	339,500
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,563
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	135,000	218,979
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	203,620
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	158,580
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	266,878
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	272,060
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	298,922
TOTAL UNITED KINGDOM			3,167,622
United States of America - 16.0%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	15,525
ADT Corp. 6.25% 10/15/21 (d)		20,000	21,000
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		85,000	85,106
Ally Financial, Inc. 2.75% 1/30/17		10,000	10,038
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,525
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,138
6.25% 3/15/21		30,000	31,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,550
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,810
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)		10,000	10,100
6% 12/1/20		25,000	26,250
Aon Corp. 5% 9/30/20		67,000	73,507
APX Group, Inc.:
8.75% 12/1/20		15,000	15,300
8.75% 12/1/20 (d)		5,000	5,088
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,675
Ashland, Inc. 3.875% 4/15/18		20,000	20,250
Audatex North America, Inc.:
6% 6/15/21 (d)		35,000	36,663
6.125% 11/1/23 (d)		5,000	5,150
Ball Corp. 4% 11/15/23		55,000	49,225
Bank of America Corp. 5.7% 1/24/22		75,000	84,775
Best Buy Co., Inc. 5% 8/1/18		50,000	52,440
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	171,277
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,125
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	71,445
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (d)		$ 50,000	$ 53,125
CBRE Group, Inc. 6.625% 10/15/20		21,000	22,470
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	177,413
7% 1/15/19		15,000	15,806
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,125
Ceridian Corp. 11.25% 11/15/15		20,000	20,150
Chesapeake Energy Corp.:
6.125% 2/15/21		180,000	193,050
6.875% 11/15/20		75,000	84,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5% 8/15/22		20,000	19,500
5.375% 5/15/20		20,000	21,250
5.5% 2/15/19 (d)		70,000	75,075
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,050
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,400
5.5% 12/15/16		20,000	17,600
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,069
Comcast Corp. 4.65% 7/15/42		115,000	106,639
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	20,650
8% 11/15/19		20,000	21,700
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,269
8.25% 4/1/20		15,000	16,238
Covanta Holding Corp. 7.25% 12/1/20		95,000	103,711
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		50,000	46,750
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,663
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)		5,000	5,038
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	152,731
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		$ 8,794	$ 9,893
Denbury Resources, Inc. 4.625% 7/15/23		45,000	40,613
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		100,000	97,500
Discover Financial Services 3.85% 11/21/22		213,000	201,654
DISH DBS Corp. 4.25% 4/1/18		20,000	20,400
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,463
9.875% 4/15/18		5,000	5,375
Duke Realty LP 6.5% 1/15/18		87,000	99,382
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	14,089
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		40,000	40,400
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,600
Equity One, Inc. 3.75% 11/15/22		183,000	171,437
ERP Operating LP 4.625% 12/15/21		213,000	224,259
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,219
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		25,000	26,125
Fifth Third Bancorp 8.25% 3/1/38		67,000	88,950
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,200
7.375% 6/15/19 (d)		10,000	10,675
12.625% 1/15/21		10,000	11,738
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		15,000	14,250
FirstEnergy Corp. 7.375% 11/15/31		340,000	368,557
FTI Consulting, Inc. 6.75% 10/1/20		25,000	27,000
GenCorp, Inc. 7.125% 3/15/21		5,000	5,350
General Motors Co.:
3.5% 10/2/18 (d)		15,000	15,338
6.25% 10/2/43 (d)		15,000	15,581
General Motors Financial Co., Inc. 3.25% 5/15/18 (d)		20,000	20,000
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,325
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,450
5.375% 11/1/23 (d)		10,000	9,825
GMAC LLC 8% 12/31/18		20,000	23,600
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HCA Holdings, Inc. 8% 10/1/18		$ 10,000	$ 11,813
HD Supply, Inc.:
7.5% 7/15/20		20,000	21,550
8.125% 4/15/19		10,000	11,138
HealthSouth Corp.:
7.25% 10/1/18		11,000	11,756
7.75% 9/15/22		22,000	24,090
Hertz Corp. 6.75% 4/15/19		30,000	32,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		25,000	25,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		25,000	25,750
7.75% 1/15/16		20,000	20,400
8% 1/15/18		120,000	124,800
International Lease Finance Corp. 3.875% 4/15/18		65,000	65,163
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	48,825
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		26,000	26,260
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	105,626
L Brands, Inc. 5.625% 10/15/23		25,000	25,375
Lazard Group LLC 4.25% 11/14/20		27,000	26,910
Liberty Property LP:
3.375% 6/15/23		233,000	211,716
4.75% 10/1/20		67,000	70,332
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	17,700
6.5% 1/15/28		5,000	4,375
MasTec, Inc. 4.875% 3/15/23		10,000	9,450
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,750
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,711
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,163
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	25,313
Neustar, Inc. 4.5% 1/15/23		20,000	18,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,863
NiSource Finance Corp.:
4.45% 12/1/21		100,000	101,191
5.25% 2/15/43		240,000	232,449
NRG Energy, Inc. 7.625% 1/15/18		30,000	34,200
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	106,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Oil States International, Inc. 6.5% 6/1/19		$ 25,000	$ 26,594
PNK Finance Corp. 6.375% 8/1/21 (d)		10,000	10,225
Prudential Financial, Inc. 4.5% 11/16/21		200,000	212,567
Puget Energy, Inc.:
5.625% 7/15/22		200,000	217,501
6.5% 12/15/20		20,000	22,757
R.R. Donnelley & Sons Co. 6.5% 11/15/23		10,000	10,100
Regions Financial Corp. 7.75% 11/10/14		80,000	84,404
Reynolds American, Inc. 3.25% 11/1/22		347,000	319,342
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		140,000	142,800
8.5% 5/15/18 (c)		10,000	10,550
9.875% 8/15/19		15,000	16,688
Rite Aid Corp. 9.25% 3/15/20		65,000	74,588
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,106
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	14,040
Samson Investment Co. 10.5% 2/15/20 (c)(d)		90,000	98,100
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,956
Sears Holdings Corp. 6.625% 10/15/18		5,000	4,525
SemGroup Corp. 7.5% 6/15/21 (d)		60,000	63,450
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,738
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,900
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	10,100
5.875% 10/1/20 (d)		10,000	10,200
SLM Corp.:
4.875% 6/17/19		75,000	74,734
5.5% 1/15/19		25,000	25,644
8% 3/25/20		10,000	11,325
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,713
8.75% 3/15/32		5,000	5,363
Sprint Communications, Inc.:
7% 8/15/20		170,000	184,025
9% 11/15/18 (d)		35,000	42,175
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	15,338
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Synovus Financial Corp.:
5.125% 6/15/17		$ 10,000	$ 10,325
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)		35,000	36,603
6.464% 4/28/19		35,000	37,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	8,950
5.25% 5/1/23		25,000	24,219
Tenet Healthcare Corp.:
6% 10/1/20 (d)		20,000	20,875
8.125% 4/1/22		30,000	32,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,150
The AES Corp.:
4.875% 5/15/23		210,000	196,350
7.375% 7/1/21		100,000	112,750
The Dow Chemical Co. 4.125% 11/15/21		120,000	123,790
The Geo Group, Inc. 5.875% 1/15/22 (d)		20,000	19,850
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,225
Toll Brothers Finance Corp.:
4% 12/31/18		15,000	15,263
4.375% 4/15/23		20,000	18,550
5.625% 1/15/24		10,000	10,075
TransDigm, Inc. 5.5% 10/15/20		15,000	14,663
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		30,000	31,650
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,700
Tronox Finance LLC 6.375% 8/15/20		15,000	15,300
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,650
United Continental Holdings, Inc.:
6% 12/1/20		20,000	19,950
6% 7/15/26		20,000	17,200
6% 7/15/28		10,000	8,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		3,000	3,098
6.875% 12/1/18 (d)		10,000	10,700
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	112,402
6.55% 9/15/43		349,000	406,961
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	126,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Walter Energy, Inc. 8.5% 4/15/21		$ 10,000	$ 8,325
WellPoint, Inc.:
3.3% 1/15/23		183,000	170,509
4.625% 5/15/42		73,000	67,228
Western Refining, Inc. 6.25% 4/1/21		20,000	20,150
Whiting Petroleum Corp.:
5% 3/15/19		20,000	20,450
5.75% 3/15/21		20,000	20,700
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	22,200
13.375% 10/15/19		5,000	5,788
TOTAL UNITED STATES OF AMERICA			9,321,876
TOTAL NONCONVERTIBLE BONDS (Cost $19,509,252)			19,525,985
Commercial Mortgage Securities - 5.1%

United States of America - 5.1%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	335,752
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	826,485
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	550,171
Series 2007-C32 Class A3, 5.9201% 6/15/49 (i)		225,000	249,171
Series 2007-C33 Class A4, 6.1226% 2/15/51 (i)		900,000	981,472
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,032,970)			2,943,051
Foreign Government and Government Agency Obligations - 45.7%

Australia - 3.4%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,426,000	1,406,638
5.75% 5/15/21	AUD	500,000	499,470
5.75% 7/15/22	AUD	58,000	58,041
TOTAL AUSTRALIA			1,964,149
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 2.3%
Belgian Kingdom:
2.25% 6/22/23	EUR	410,000	$ 549,527
4.25% 9/28/22	EUR	500,000	788,599
TOTAL BELGIUM			1,338,126
Brazil - 4.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	197,750
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	573,969
2.625% 1/5/23		960,000	825,600
10% 1/1/18	BRL	1,300,000	508,159
10% 1/1/23	BRL	1,500,000	536,990
TOTAL BRAZIL			2,642,468
Canada - 2.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	330,000	311,805
2.75% 6/1/22 (g)	CAD	616,000	583,798
4% 6/1/41	CAD	118,000	126,318
Ontario Province 4.65% 6/2/41	CAD	110,000	111,605
Province of Quebec 4.25% 12/1/21	CAD	190,000	191,095
TOTAL CANADA			1,324,621
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		500,000	443,750
France - 10.9%
French Government:
OAT 3.25% 5/25/45	EUR	220,000	290,881
0.25% 11/25/15	EUR	580,000	796,892
1% 5/25/18	EUR	1,580,000	2,168,359
1% 11/25/18	EUR	2,290,000	3,116,727
TOTAL FRANCE			6,372,859
Germany - 3.2%
German Federal Republic:
yield at date of purchase 0% 4/16/14	EUR	1,000,000	1,374,833
2% 8/15/23	EUR	200,000	276,532
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
2.25% 9/4/20	EUR	80,000	$ 116,598
4% 1/4/37	EUR	70,000	116,477
TOTAL GERMANY			1,884,440
Italy - 1.8%
Buoni Poliennali del Tesoro 3.5% 12/1/18	EUR	750,000	1,070,217
Japan - 2.1%
Japan Government:
1.6% 3/20/33	JPY	46,700,000	448,273
1.7% 9/20/33	JPY	10,500,000	101,771
1.8% 3/20/43	JPY	31,450,000	303,612
1.8% 9/20/43	JPY	42,000,000	405,078
TOTAL JAPAN			1,258,734
Korea (South) - 2.8%
Korean Republic 2.75% 3/10/18	KRW	1,758,700,000	1,639,395
Malaysia - 1.5%
Malaysian Government:
3.418% 8/15/22	MYR	2,600,000	750,221
3.48% 3/15/23	MYR	450,000	130,603
TOTAL MALAYSIA			880,824
Mexico - 2.8%
United Mexican States:
7.5% 6/3/27	MXN	7,140,000	583,126
7.75% 11/13/42	MXN	4,460,000	349,176
8% 12/7/23	MXN	8,240,000	701,945
TOTAL MEXICO			1,634,247
Netherlands - 2.8%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,250,000	1,650,370
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	190,000	160,620
South Africa - 0.2%
South African Republic 6.25% 3/31/36	ZAR	1,800,000	126,081
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Spain - 1.6%
Spanish Kingdom:
3.75% 10/31/18	EUR	370,000	$ 532,312
4.4% 10/31/23 (d)	EUR	300,000	419,696
TOTAL SPAIN			952,008
Sweden - 0.9%
Swedish Kingdom 3.75% 8/12/17	SEK	3,120,000	524,850
United Kingdom - 1.5%
United Kingdom, Great Britain and Northern Ireland:
4.25% 6/7/32	GBP	60,000	109,188
4.5% 12/7/42	GBP	390,000	746,943
TOTAL UNITED KINGDOM			856,131
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,223,129)			26,723,890
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,177)		100,000	127,587
Bank Loan Obligations - 0.1%

United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		20,000	20,426
First Data Corp. term loan 4.164% 3/24/18 (i)		30,000	29,925
TOTAL BANK LOAN OBLIGATIONS (Cost $49,503)			50,351
Preferred Securities - 1.9%

France - 0.4%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)	200,000	225,243
Germany - 0.8%
Allianz SE 4.75% (Reg. S) (e)(i)	100,000	142,079
RWE AG 4.625% (e)(i)	220,000	313,822
TOTAL GERMANY		455,901
Preferred Securities - continued
	Principal Amount (b)	Value
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(i)	$ 295,000	$ 432,662
TOTAL PREFERRED SECURITIES (Cost $1,052,560)		1,113,806
Fixed-Income Funds - 5.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $3,007,484)	28,003	2,951,796
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.11% (a) (Cost $4,919,581)	4,919,581	4,919,581
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90% (Cost $9,369)	2/19/14	2,250,000	1,282
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $58,929,025)	58,357,329
NET OTHER ASSETS (LIABILITIES) - 0.1%	74,801
NET ASSETS - 100%	$ 58,432,130
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
2 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	$ 256,625	$ (4,356)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	408,750	(8,310)
TOTAL PURCHASED		665,375	(12,666)
Sold
Bond Index Contracts
23 Euro-Bobl Index Contracts (Germany)	March 2014	3,937,102	35,731
5 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	882,290	21,108
TOTAL BOND INDEX CONTRACTS		4,819,392	56,839
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	1,722,656	33,437
TOTAL SOLD		6,542,048	90,276
		$ 7,207,423	$ 77,610

The face value of futures purchased as a percentage of net assets is 1.1%
The face value of futures sold as a percentage of net assets is 11.2%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $16,424,234.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/3/14	MXN	Deutsche Bank AG	Sell	778,733	$ 59,497	$ (147)
2/25/14	AUD	Barclays Bank PLC	Buy	278,000	246,492	833
2/25/14	AUD	Citibank NA	Sell	1,200,000	1,075,920	8,328
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	BRL	BNP Paribas	Sell	4,806,000	$ 1,985,212	$ (23,731)
2/25/14	BRL	Barclays Bank PLC	Sell	770,000	325,348	3,482
2/25/14	BRL	JPMorgan Chase Bank	Buy	758,000	314,627	2,222
2/25/14	CAD	Barclays Bank PLC	Buy	31,000	28,917	227
2/25/14	CAD	Citibank NA	Sell	34,000	31,762	(202)
2/25/14	CHF	BNP Paribas	Buy	595,000	657,650	9,651
2/25/14	CHF	Deutsche Bank AG	Sell	33,000	37,047	37
2/25/14	CLP	Barclays Bank PLC	Buy	332,919,000	618,544	11,059
2/25/14	CLP	Citibank NA	Sell	298,500,000	557,944	(6,567)
2/25/14	CZK	Barclays Bank PLC	Buy	2,226,000	110,048	2,098
2/25/14	DKK	Barclays Bank PLC	Buy	1,663,000	302,539	4,267
2/25/14	EUR	Barclays Bank PLC	Sell	111,000	153,208	508
2/25/14	EUR	Barclays Bank PLC	Sell	230,000	311,993	(4,412)
2/25/14	EUR	Barclays Bank PLC	Sell	980,000	1,347,221	(941)
2/25/14	EUR	Deutsche Bank AG	Sell	25,000	34,429	37
2/25/14	EUR	Morgan Stanley Capital Svc LLC	Sell	294,000	399,568	(4,881)
2/25/14	GBP	Credit Suisse Intl.	Buy	115,000	188,211	2,150
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	GBP	Morgan Stanley Capital Svc LLC	Sell	923,000	$ 1,509,935	$ (17,926)
2/25/14	IDR	Barclays Bank PLC	Buy	6,806,300,000	555,163	(1,470)
2/25/14	IDR	Barclays Bank PLC	Sell	6,861,000,000	554,197	(3,945)
2/25/14	JPY	Deutsche Bank AG	Buy	12,300,000	117,206	(376)
2/25/14	JPY	Goldman Sachs Bank USA	Buy	528,400,000	5,157,663	(138,730)
2/25/14	KRW	Barclays Bank PLC	Sell	1,050,650,000	985,646	(9,508)
2/25/14	KRW	JPMorgan Chase Bank	Buy	494,500,000	465,061	3,319
2/25/14	MXN	BNP Paribas	Buy	5,367,000	407,405	1,808
2/25/14	MXN	Citibank NA	Sell	3,621,000	277,951	1,864
2/25/14	MYR	Barclays Bank PLC	Sell	445,000	137,414	1,681
2/25/14	NOK	JPMorgan Chase Bank	Buy	885,000	143,578	2,034
2/25/14	NZD	Barclays Bank PLC	Buy	194,000	157,940	976
2/25/14	PLN	Deutsche Bank AG	Buy	818,000	262,655	7,178
2/25/14	SEK	Barclays Bank PLC	Buy	9,134,000	1,389,427	29,329
2/25/14	SEK	JPMorgan Chase Bank	Sell	9,418,000	1,441,965	(20,904)
2/25/14	THB	Barclays Bank PLC	Buy	14,289,000	441,155	(6,322)
2/25/14	THB	JPMorgan Chase Bank	Sell	6,232,000	191,272	1,624
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	TRY	Barclays Bank PLC	Buy	282,000	$ 136,499	$ (6,813)
2/25/14	TRY	Barclays Bank PLC	Sell	903,000	433,916	18,645
2/25/14	TRY	Goldman Sachs Bank USA	Buy	613,000	291,993	(10,087)
2/25/14	TWD	Goldman Sachs Bank USA	Sell	17,547,000	588,727	(370)
2/25/14	ZAR	Barclays Bank PLC	Buy	4,828,000	455,369	1,211
2/25/14	ZAR	Goldman Sachs Bank USA	Sell	3,946,000	374,209	1,039
						$ (141,725)

For the period, the average contract value for foreign currency contracts was $110,838,463. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty (2)	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,600,000	$ (151,688)	$ 0	$ (151,688)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	(3,068)	(18,650)	(21,718)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(2,701)	(1,190)	(3,891)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(12,247)	(1,583)	(13,830)
Rentokil Initial PLC	Dec. 2018	Credit Suisse Intl.	(1%)	EUR	225,000	(805)	0	(805)
Royal Bank Of Scotland PLC	Dec. 2018	Deutsche Bank AG	(5%)	EUR	200,000	(43,129)	31,454	(11,675)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(5,569)	(12,698)	(18,267)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	100,000	(1,308)	(2,178)	(3,486)
TOTAL CREDIT DEFAULT SWAPS						$ (220,515)	$ (4,845)	$ (225,360)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,380,676 or 7.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $123,204.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $166,296.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,897
Fidelity Mortgage Backed Securities Central Fund	162,324
Total	$ 174,221
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 7,533,204	$ 14,567,326	$ 2,951,796	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 19,525,985	$ -	$ 19,525,985	$ -
Commercial Mortgage Securities	2,943,051	-	2,943,051	-
Foreign Government and Government Agency Obligations	26,723,890	-	26,723,890	-
Municipal Securities	127,587	-	127,587	-
Bank Loan Obligations	50,351	-	50,351	-
Preferred Securities	1,113,806	-	1,113,806	-
Fixed-Income Funds	2,951,796	2,951,796	-	-
Money Market Funds	4,919,581	4,919,581	-	-
Purchased Swaptions	1,282	-	1,282	-
Total Investments in Securities:	$ 58,357,329	$ 7,871,377	$ 50,485,952	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 115,607	$ -	$ 115,607	$ -
Futures Contracts	90,276	90,276	-	-
Total Assets	$ 205,883	$ 90,276	$ 115,607	$ -
Liabilities
Foreign Currency Contracts	$ (257,332)	$ -	$ (257,332)	$ -
Futures Contracts	(12,666)	(12,666)	-	-
Swaps	(220,515)	-	(220,515)	-
Total Liabilities	$ (490,513)	$ (12,666)	$ (477,847)	$ -
Total Other Derivative Instruments:	$ (284,630)	$ 77,610	$ (362,240)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 1,282	$ -
Swaps (d)	-	(220,515)
Total Credit Risk	1,282	(220,515)
Foreign Exchange Risk
Foreign Currency Contracts (a)	115,607	(257,332)
Interest Rate Risk
Futures Contracts (b)	90,276	(12,666)
Total Value of Derivatives	$ 207,165	$ (490,513)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Barclays Bank PLC	$ 75,598	$ (34,719)	$ -	$ -	$ 40,879
BNP Paribas	11,459	(23,731)	-	-	(12,272)
Citibank NA	10,192	(24,585)	-	-	(14,393)
JPMorgan Chase Bank	9,199	(20,904)	-	-	(11,705)
Deutsche Bank AG	7,252	(46,720)	-	-	(39,468)
Credit Suisse Intl.	2,150	(3,506)	-	-	(1,356)
Goldman Sachs Bank USA	1,039	(149,187)	-	-	(148,148)
Centrally Cleared OTC Swaps	-	(151,688)	-	166,296	14,608
Morgan Stanley Capital Svc LLC	-	(22,807)	-	-	(22,807)
Exchange Traded Futures	90,276	(12,666)	-	123,204	200,814
Total	$ 207,165	$ (490,513)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $51,001,960)	$ 50,485,952
Fidelity Central Funds (cost $7,927,065)	7,871,377
Total Investments (cost $58,929,025)		$ 58,357,329
Cash		57,528
Foreign currency held at value (cost $383,111)		389,562
Receivable for investments sold		4,620
Unrealized appreciation on foreign currency contracts		115,607
Receivable for fund shares sold		30,288
Interest receivable		581,077
Distributions receivable from Fidelity Central Funds		7,026
Prepaid expenses		141
Receivable from investment adviser for expense reductions		11,437
Total assets		59,554,615

Liabilities
Payable for investments purchased Regular delivery	$ 273,551
Delayed delivery	5,000
Unrealized depreciation on foreign currency contracts	257,332
Payable for fund shares redeemed	380,233
Bi-lateral OTC swaps, at value	68,827
Accrued management fee	27,623
Distribution and service plan fees payable	4,431
Payable for daily variation margin for derivative instruments	24,449
Audit fees payable	70,637
Other affiliated payables	8,078
Other payables and accrued expenses	2,324
Total liabilities		1,122,485

Net Assets		$ 58,432,130
Net Assets consist of:
Paid in capital		$ 61,554,011
Undistributed net investment income		(142,831)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,113,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(865,559)
Net Assets		$ 58,432,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,964,629 ÷ 414,728 shares)	$ 9.56

Maximum offering price per share (100/96.00 of $9.56)	$ 9.96
Class T: Net Asset Value and redemption price per share ($2,942,826 ÷ 307,839 shares)	$ 9.56

Maximum offering price per share (100/96.00 of $9.56)	$ 9.96
Class C: Net Asset Value and offering price per share ($3,578,538 ÷ 374,608 shares)A	$ 9.55

Global Bond: Net Asset Value, offering price and redemption price per share ($45,300,267 ÷ 4,737,928 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,645,870 ÷ 276,776 shares)	$ 9.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 33,685
Interest		2,707,485
Income from Fidelity Central Funds		174,221
Income before foreign taxes withheld		2,915,391
Less foreign taxes withheld		(3,807)
Total income		2,911,584

Expenses
Management fee	$ 598,179
Transfer agent fees	117,327
Distribution and service plan fees	50,433
Accounting fees and expenses	54,991
Custodian fees and expenses	18,046
Independent trustees' compensation	400
Registration fees	136,609
Audit	125,246
Legal	227
Interest	278
Miscellaneous	1,047
Total expenses before reductions	1,102,783
Expense reductions	(263,513)	839,270
Net investment income (loss)		2,072,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,513,557)
Fidelity Central Funds	(207,083)
Foreign currency transactions	(2,670,399)
Futures contracts	(139,488)
Swaps	(231,974)
Total net realized gain (loss)		(5,762,501)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,325,221)
Assets and liabilities in foreign currencies	32,946
Futures contracts	73,011
Swaps	(183,245)
Total change in net unrealized appreciation (depreciation)		(2,402,509)
Net gain (loss)		(8,165,010)
Net increase (decrease) in net assets resulting from operations		$ (6,092,696)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,072,314	$ 545,526
Net realized gain (loss)	(5,762,501)	(530,143)
Change in net unrealized appreciation (depreciation)	(2,402,509)	1,536,950
Net increase (decrease) in net assets resulting from operations	(6,092,696)	1,552,333
Distributions to shareholders from net investment income	-	(492,850)
Distributions to shareholders from net realized gain	(42,360)	(435,871)
Return of capital	(1,950,061)	-
Total distributions	(1,992,421)	(928,721)
Share transactions - net increase (decrease)	(100,308,315)	166,201,950
Total increase (decrease) in net assets	(108,393,432)	166,825,562

Net Assets
Beginning of period	166,825,562	-
End of period (including distributions in excess of net investment income of $142,831 and undistributed net investment income of $159,402, respectively)	$ 58,432,130	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.088
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.381)	.295
Distributions from net investment income	-	(.078)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.197)	-
Total distributions	(.199)	(.155)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C,D	(3.76)%	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,965	$ 3,041
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.088
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.381)	.295
Distributions from net investment income	-	(.078)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.197)	-
Total distributions	(.199)	(.155)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C,D	(3.76)%	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,943	$ 2,747
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.042
Net realized and unrealized gain (loss)	(.558)	.208
Total from investment operations	(.459)	.250
Distributions from net investment income	-	(.033)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.129)	-
Total distributions	(.131)	(.110)
Net asset value, end of period	$ 9.55	$ 10.14
Total Return B,C,D	(4.53)%	2.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08%	2.36% A
Expenses net of fee waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75% A
Net investment income (loss)	1.01%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,579	$ 2,994
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Bond

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.199	.103
Net realized and unrealized gain (loss)	(.556)	.208
Total from investment operations	(.357)	.311
Distributions from net investment income	-	(.094)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.221)	-
Total distributions	(.223)	(.171)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C	(3.53)%	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	.99%	1.28% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,300	$ 155,463
Portfolio turnover rate F	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.196	.104
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.357)	.311
Distributions from net investment income	-	(.094)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.221)	-
Total distributions	(.223)	(.171)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C	(3.53)%	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02%	1.36% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,646	$ 2,580
Portfolio turnover rate F	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Futures Options Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,195,564
Gross unrealized depreciation	(1,880,516)
Net unrealized appreciation (depreciation) on securities and other investments	$ (684,952)

Tax Cost	$ 59,042,281

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,711,411)
Net unrealized appreciation (depreciation)	$ (840,510)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,335,271)
Long-term	(376,140)
Total capital loss carryforward	$ (1,711,411)

At December 31, 2013 the Fund was required to defer approximately $271,165 of losses on futures and foreign currency contracts.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 42,360	$ 928,721
Return of Capital	1,950,061	-
Total	$ 1,992,421	$ 928,721

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (26,146)	$ 6,741
Swaps	(231,974)	(183,245)
Total Credit Risk	(258,120)	(176,504)
Foreign Exchange Risk
Foreign Currency Contracts	(2,552,977)	15,280
Interest Rate Risk
Futures Contracts	(139,488)	73,011
Totals (a)	$ (2,950,585)	$ (88,213)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

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4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $200,377,023 and $207,990,571, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,091	$ 6,248
Class T	-%	.25%	7,071	6,220
Class C	.75%	.25%	34,271	28,517
			$ 50,433	$ 40,985

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,312
Class T	462
Class C*	258
$ 2,032

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,729.18
Class T	5,097.18
Class C	7,145.21
Global Bond	94,251.10
Institutional Class	4,105.16
	$ 117,327

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,100,333.33%		$ 278

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 10,950
Class T	1.00%	8,416
Class C	1.75%	11,110
Global Bond	.75%	225,309
Institutional Class	.75%	7,203
		$ 262,988

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $244.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $281.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012A
From net investment income
Class A	$ -	$ 21,150
Class T	-	20,008
Class C	-	8,851
Global Bond	-	419,249
Institutional Class	-	23,592
Total	$ -	$ 492,850
From net realized gain
Class A	$ 631	$ 22,231
Class T	549	19,979
Class C	613	22,156
Global Bond	40,057	352,134
Institutional Class	510	19,371
Total	$ 42,360	$ 435,871
From return of capital
Class A	$ 76,106	$ -
Class T	57,726	-
Class C	46,996	-
Global Bond	1,708,884	-
Institutional Class	60,349	-
Total	$ 1,950,061	$ -

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012A	2013	2012A
Class A
Shares sold	128,437	297,699	$ 1,259,307	$ 2,987,457
Reinvestment of distributions	7,560	4,252	73,115	43,238
Shares redeemed	(21,229)	(1,991)	(204,741)	(20,238)
Net increase (decrease)	114,768	299,960	$ 1,127,681	$ 3,010,457
Class T
Shares sold	44,973	267,172	$ 437,451	$ 2,674,873
Reinvestment of distributions	6,023	3,932	58,275	39,987
Shares redeemed	(14,115)	(146)	(134,293)	(1,500)
Net increase (decrease)	36,881	270,958	$ 361,433	$ 2,713,360

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012A	2013	2012A
Class C
Shares sold	105,342	292,516	$ 1,037,828	$ 2,934,597
Reinvestment of distributions	4,871	3,052	47,018	31,007
Shares redeemed	(31,015)	(158)	(299,158)	(1,612)
Net increase (decrease)	79,198	295,410	$ 785,688	$ 2,963,992
Global Bond
Shares sold	8,357,038	15,449,560	$ 83,742,267	$ 156,144,834
Reinvestment of distributions	173,324	75,497	1,694,816	768,036
Shares redeemed	(19,127,056)	(190,435)	(188,239,210)	(1,944,936)
Net increase (decrease)	(10,596,694)	15,334,622	$ (102,802,127)	$ 154,967,934
Institutional Class
Shares sold	20,837	250,316	$ 205,152	$ 2,503,244
Reinvestment of distributions	6,265	4,223	60,654	42,963
Shares redeemed	(4,865)	-	(46,796)	-
Net increase (decrease)	22,237	254,539	$ 219,010	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 3.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Institutional Class, and the retail class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 28, 2014.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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www.fidelity.com

GLB-UANN-0214
1.939060.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fundA
Institutional Class	-3.53%	-0.33%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Bond Fund - Institutional Class on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bonds were challenged for the year ending December 31, 2013, posting negative returns fueled largely by rising yields. Early-period concerns over Italy and Cyprus gave way to worry over when the U.S. Federal Reserve might taper its supportive bond-buying, causing U.S. and international bond yields to rise sharply. By autumn, the U.S., Europe and Japan had made clear their intentions to maintain easy-money policies; however, the relative strength of the U.S. dollar globally - especially in the latter part of the year - generally tempered gains for U.S. investors with foreign, local-currency holdings. Against a strong tilt toward equities, global bond markets declined. The Barclays® Global Aggregate GDP Weighted Index, a measure of worldwide investment-grade fixed-rate bond performance that adjusts country weightings based on national gross domestic product (GDP) figures, returned -1.77% for the full year. Japan (-16%) was hardest hit, mainly on yen weakness. Commodities-dependent Canada and Australia/New Zealand also suffered. Conversely, the eurozone (+6%) managed a gain, which masked some country-specific weakness. U.S. bonds (-2%) lost ground. Among sectors, foreign-government-issued sovereign debt (-7%) proved weakest. Lastly, lower-quality and shorter-term debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® Global Bond Fund: For the year, the fund's Institutional Class shares returned -3.53%, underperforming the -1.77% return of the Barclays® Global Aggregate GDP Weighted Index. The fund's shorter duration, underweighting in peripheral Europe and exposure to emerging markets hurt relative results. The fund maintained an initially beneficial short-duration position, with major underweightings in Japan along with Italy and Spain, where we believed ECB actions would be insufficient to bolster weak fundamentals. Following a midyear correction, we took the opportunity to add to positions in bonds from Mexico and Brazil. Whilst these positions helped during the third quarter, subsequent market volatility detracted from performance. As of period end, the fund retains its shorter-duration stance versus the index and, in particular, its underweighting in low-yielding markets. Conversely, the fund is overweighted markets offering improving fundamentals and steeper yield curves, as well as higher-yielding government bonds. We also remain overweighted in corporate credit and underweighted in the Japanese yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,016.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 1,016.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 1,012.90	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Global Bond	.75%
Actual		$ 1,000.00	$ 1,018.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,018.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2013	As of June 30, 2013
US Dollar	43.9%	39.3%
European Monetary Unit	26.3%	26.6%
Japanese Yen	11.0%	11.8%
British Pound	5.1%	3.5%
Mexican Peso	3.0%	4.2%
Other	10.7%	14.6%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
United States of America 35.0%	United States of America 34.3%
France 12.3%	France 7.7%
United Kingdom 6.9%	United Kingdom 11.6%
Netherlands 4.9%	Netherlands 3.2%
Germany 4.6%	Germany 2.8%
Brazil 4.5%	Brazil 3.3%
Mexico 3.6%	Mexico 10.8%
Australia 3.6%	Australia 2.8%
Korea (South) 2.8%	Korea (South) 1.0%
Other 21.8%	Other 22.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 12.1%
AAA 9.1%	AAA 15.5%
AA 20.3%	AA 18.9%
A 5.7%	A 6.1%
BBB 28.6%	BBB 29.2%
BB and Below 12.3%	BB and Below 9.4%
Not Rated 8.1%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 10.7%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	7.7	8.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.6	5.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013 *	As of June 30, 2013 **
Corporate Bonds 33.4%	Corporate Bonds 24.0%
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 12.1%
CMOs and Other Mortgage Related Securities 5.1%	CMOs and Other Mortgage Related Securities 4.6%
Municipal Bonds 0.2%	Municipal Bonds 0.2%
Foreign Government and Government Agency Obligations 43.4%	Foreign Government and Government Agency Obligations 52.8%
Other Investments 2.0%	Other Investments 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 10.7%	Short-Term Investments and Net Other Assets (Liabilities) 5.1%

* Futures and Swaps	0.7%	** Futures and Swaps	(1.0)%
* Foreign Currency Contracts	(0.9)%	** Foreign Currency Contracts	3.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.4%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 72,450
7% 11/1/15 (d)		38,000	39,425
TOTAL AUSTRALIA			111,875
Bermuda - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		5,000	5,038
6.25% 12/1/19		5,000	5,356
NCL Corp. Ltd. 5% 2/15/18		20,000	20,600
TOTAL BERMUDA			30,994
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	204,977
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	72,975
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,350
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,163
9.75% 11/1/19 (d)		5,000	4,900
10.875% 2/15/18 (d)		5,000	5,053
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	21,975
TOTAL CANADA			204,216
Cayman Islands - 1.8%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	19,500
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	10,200
7.5% 11/1/19		30,000	32,625
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	68,939
Seagate HDD Cayman 3.75% 11/15/18 (d)		25,000	25,281
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	195,000	347,763
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	159,375
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	200,000	362,733
TOTAL CAYMAN ISLANDS			1,026,416
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	249,737
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	$ 139,780
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	304,688
France - 1.0%
BPCE SA 5.7% 10/22/23 (d)		300,000	309,078
Casino Guichard Perrachon SA 4.87% 12/31/49 (i)	EUR	200,000	275,140
TOTAL FRANCE			584,218
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	153,535
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	209,242
TOTAL GERMANY			362,777
Ireland - 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		280,000	290,764
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	217,150
TOTAL IRELAND			507,914
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,000
7.5% 10/15/27		40,000	42,700
TOTAL LIBERIA			72,700
Luxembourg - 1.3%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	138,464
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		5,000	5,063
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		250,000	307,500
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,600
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		25,000	26,813
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		40,000	41,300
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	218,121
TOTAL LUXEMBOURG			774,086
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		$ 30,000	$ 30,150
8.125% 2/15/19		20,000	20,550
TOTAL MARSHALL ISLANDS			50,700
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	121,363
6.5% 6/2/41		333,000	347,985
TOTAL MEXICO			469,348
Netherlands - 2.1%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	276,684
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	296,535
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		100,000	100,750
5.75% 2/15/21 (d)		5,000	5,225
Petrobras Global Finance BV 5.625% 5/20/43		87,000	71,019
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	311,146
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	137,935
TOTAL NETHERLANDS			1,199,294
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S) (i)	EUR	100,000	138,230
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	70,322
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	31,950
TOTAL NORWAY			240,502
Singapore - 0.4%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,875
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	228,118
TOTAL SINGAPORE			232,993
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	269,272
United Kingdom - 5.4%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	158,888
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	158,011
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	380,358
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	284,010
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	282,191
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	$ 140,062
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	339,500
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,563
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	135,000	218,979
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	203,620
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	158,580
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	266,878
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	272,060
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	298,922
TOTAL UNITED KINGDOM			3,167,622
United States of America - 16.0%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	15,525
ADT Corp. 6.25% 10/15/21 (d)		20,000	21,000
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		85,000	85,106
Ally Financial, Inc. 2.75% 1/30/17		10,000	10,038
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,525
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		5,000	5,138
6.25% 3/15/21		30,000	31,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,550
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	91,810
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)		10,000	10,100
6% 12/1/20		25,000	26,250
Aon Corp. 5% 9/30/20		67,000	73,507
APX Group, Inc.:
8.75% 12/1/20		15,000	15,300
8.75% 12/1/20 (d)		5,000	5,088
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,675
Ashland, Inc. 3.875% 4/15/18		20,000	20,250
Audatex North America, Inc.:
6% 6/15/21 (d)		35,000	36,663
6.125% 11/1/23 (d)		5,000	5,150
Ball Corp. 4% 11/15/23		55,000	49,225
Bank of America Corp. 5.7% 1/24/22		75,000	84,775
Best Buy Co., Inc. 5% 8/1/18		50,000	52,440
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	171,277
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,125
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	71,445
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (d)		$ 50,000	$ 53,125
CBRE Group, Inc. 6.625% 10/15/20		21,000	22,470
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	177,413
7% 1/15/19		15,000	15,806
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,125
Ceridian Corp. 11.25% 11/15/15		20,000	20,150
Chesapeake Energy Corp.:
6.125% 2/15/21		180,000	193,050
6.875% 11/15/20		75,000	84,750
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5% 8/15/22		20,000	19,500
5.375% 5/15/20		20,000	21,250
5.5% 2/15/19 (d)		70,000	75,075
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,050
5.25% 8/1/20		15,000	15,450
Clear Channel Communications, Inc.:
4.9% 5/15/15		15,000	14,400
5.5% 12/15/16		20,000	17,600
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,069
Comcast Corp. 4.65% 7/15/42		115,000	106,639
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	20,650
8% 11/15/19		20,000	21,700
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,269
8.25% 4/1/20		15,000	16,238
Covanta Holding Corp. 7.25% 12/1/20		95,000	103,711
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		50,000	46,750
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,663
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)		5,000	5,038
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	152,731
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		$ 8,794	$ 9,893
Denbury Resources, Inc. 4.625% 7/15/23		45,000	40,613
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		100,000	97,500
Discover Financial Services 3.85% 11/21/22		213,000	201,654
DISH DBS Corp. 4.25% 4/1/18		20,000	20,400
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,463
9.875% 4/15/18		5,000	5,375
Duke Realty LP 6.5% 1/15/18		87,000	99,382
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	14,089
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		40,000	40,400
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,600
Equity One, Inc. 3.75% 11/15/22		183,000	171,437
ERP Operating LP 4.625% 12/15/21		213,000	224,259
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,219
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		25,000	26,125
Fifth Third Bancorp 8.25% 3/1/38		67,000	88,950
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,200
7.375% 6/15/19 (d)		10,000	10,675
12.625% 1/15/21		10,000	11,738
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		15,000	14,250
FirstEnergy Corp. 7.375% 11/15/31		340,000	368,557
FTI Consulting, Inc. 6.75% 10/1/20		25,000	27,000
GenCorp, Inc. 7.125% 3/15/21		5,000	5,350
General Motors Co.:
3.5% 10/2/18 (d)		15,000	15,338
6.25% 10/2/43 (d)		15,000	15,581
General Motors Financial Co., Inc. 3.25% 5/15/18 (d)		20,000	20,000
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,325
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,450
5.375% 11/1/23 (d)		10,000	9,825
GMAC LLC 8% 12/31/18		20,000	23,600
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,863
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HCA Holdings, Inc. 8% 10/1/18		$ 10,000	$ 11,813
HD Supply, Inc.:
7.5% 7/15/20		20,000	21,550
8.125% 4/15/19		10,000	11,138
HealthSouth Corp.:
7.25% 10/1/18		11,000	11,756
7.75% 9/15/22		22,000	24,090
Hertz Corp. 6.75% 4/15/19		30,000	32,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		25,000	25,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		25,000	25,750
7.75% 1/15/16		20,000	20,400
8% 1/15/18		120,000	124,800
International Lease Finance Corp. 3.875% 4/15/18		65,000	65,163
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	48,825
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		26,000	26,260
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	105,626
L Brands, Inc. 5.625% 10/15/23		25,000	25,375
Lazard Group LLC 4.25% 11/14/20		27,000	26,910
Liberty Property LP:
3.375% 6/15/23		233,000	211,716
4.75% 10/1/20		67,000	70,332
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	17,700
6.5% 1/15/28		5,000	4,375
MasTec, Inc. 4.875% 3/15/23		10,000	9,450
MGM Mirage, Inc. 7.625% 1/15/17		20,000	22,750
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,711
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,163
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	25,313
Neustar, Inc. 4.5% 1/15/23		20,000	18,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,863
NiSource Finance Corp.:
4.45% 12/1/21		100,000	101,191
5.25% 2/15/43		240,000	232,449
NRG Energy, Inc. 7.625% 1/15/18		30,000	34,200
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	106,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Oil States International, Inc. 6.5% 6/1/19		$ 25,000	$ 26,594
PNK Finance Corp. 6.375% 8/1/21 (d)		10,000	10,225
Prudential Financial, Inc. 4.5% 11/16/21		200,000	212,567
Puget Energy, Inc.:
5.625% 7/15/22		200,000	217,501
6.5% 12/15/20		20,000	22,757
R.R. Donnelley & Sons Co. 6.5% 11/15/23		10,000	10,100
Regions Financial Corp. 7.75% 11/10/14		80,000	84,404
Reynolds American, Inc. 3.25% 11/1/22		347,000	319,342
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		140,000	142,800
8.5% 5/15/18 (c)		10,000	10,550
9.875% 8/15/19		15,000	16,688
Rite Aid Corp. 9.25% 3/15/20		65,000	74,588
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,106
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	14,040
Samson Investment Co. 10.5% 2/15/20 (c)(d)		90,000	98,100
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,956
Sears Holdings Corp. 6.625% 10/15/18		5,000	4,525
SemGroup Corp. 7.5% 6/15/21 (d)		60,000	63,450
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,738
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,900
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	10,100
5.875% 10/1/20 (d)		10,000	10,200
SLM Corp.:
4.875% 6/17/19		75,000	74,734
5.5% 1/15/19		25,000	25,644
8% 3/25/20		10,000	11,325
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,713
8.75% 3/15/32		5,000	5,363
Sprint Communications, Inc.:
7% 8/15/20		170,000	184,025
9% 11/15/18 (d)		35,000	42,175
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	15,338
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Synovus Financial Corp.:
5.125% 6/15/17		$ 10,000	$ 10,325
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)		35,000	36,603
6.464% 4/28/19		35,000	37,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	8,950
5.25% 5/1/23		25,000	24,219
Tenet Healthcare Corp.:
6% 10/1/20 (d)		20,000	20,875
8.125% 4/1/22		30,000	32,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,150
The AES Corp.:
4.875% 5/15/23		210,000	196,350
7.375% 7/1/21		100,000	112,750
The Dow Chemical Co. 4.125% 11/15/21		120,000	123,790
The Geo Group, Inc. 5.875% 1/15/22 (d)		20,000	19,850
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,225
Toll Brothers Finance Corp.:
4% 12/31/18		15,000	15,263
4.375% 4/15/23		20,000	18,550
5.625% 1/15/24		10,000	10,075
TransDigm, Inc. 5.5% 10/15/20		15,000	14,663
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		30,000	31,650
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,700
Tronox Finance LLC 6.375% 8/15/20		15,000	15,300
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,650
United Continental Holdings, Inc.:
6% 12/1/20		20,000	19,950
6% 7/15/26		20,000	17,200
6% 7/15/28		10,000	8,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		3,000	3,098
6.875% 12/1/18 (d)		10,000	10,700
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	112,402
6.55% 9/15/43		349,000	406,961
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	126,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Walter Energy, Inc. 8.5% 4/15/21		$ 10,000	$ 8,325
WellPoint, Inc.:
3.3% 1/15/23		183,000	170,509
4.625% 5/15/42		73,000	67,228
Western Refining, Inc. 6.25% 4/1/21		20,000	20,150
Whiting Petroleum Corp.:
5% 3/15/19		20,000	20,450
5.75% 3/15/21		20,000	20,700
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	22,200
13.375% 10/15/19		5,000	5,788
TOTAL UNITED STATES OF AMERICA			9,321,876
TOTAL NONCONVERTIBLE BONDS (Cost $19,509,252)			19,525,985
Commercial Mortgage Securities - 5.1%

United States of America - 5.1%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	335,752
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	826,485
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	550,171
Series 2007-C32 Class A3, 5.9201% 6/15/49 (i)		225,000	249,171
Series 2007-C33 Class A4, 6.1226% 2/15/51 (i)		900,000	981,472
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,032,970)			2,943,051
Foreign Government and Government Agency Obligations - 45.7%

Australia - 3.4%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,426,000	1,406,638
5.75% 5/15/21	AUD	500,000	499,470
5.75% 7/15/22	AUD	58,000	58,041
TOTAL AUSTRALIA			1,964,149
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 2.3%
Belgian Kingdom:
2.25% 6/22/23	EUR	410,000	$ 549,527
4.25% 9/28/22	EUR	500,000	788,599
TOTAL BELGIUM			1,338,126
Brazil - 4.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	197,750
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	573,969
2.625% 1/5/23		960,000	825,600
10% 1/1/18	BRL	1,300,000	508,159
10% 1/1/23	BRL	1,500,000	536,990
TOTAL BRAZIL			2,642,468
Canada - 2.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	330,000	311,805
2.75% 6/1/22 (g)	CAD	616,000	583,798
4% 6/1/41	CAD	118,000	126,318
Ontario Province 4.65% 6/2/41	CAD	110,000	111,605
Province of Quebec 4.25% 12/1/21	CAD	190,000	191,095
TOTAL CANADA			1,324,621
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		500,000	443,750
France - 10.9%
French Government:
OAT 3.25% 5/25/45	EUR	220,000	290,881
0.25% 11/25/15	EUR	580,000	796,892
1% 5/25/18	EUR	1,580,000	2,168,359
1% 11/25/18	EUR	2,290,000	3,116,727
TOTAL FRANCE			6,372,859
Germany - 3.2%
German Federal Republic:
yield at date of purchase 0% 4/16/14	EUR	1,000,000	1,374,833
2% 8/15/23	EUR	200,000	276,532
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
2.25% 9/4/20	EUR	80,000	$ 116,598
4% 1/4/37	EUR	70,000	116,477
TOTAL GERMANY			1,884,440
Italy - 1.8%
Buoni Poliennali del Tesoro 3.5% 12/1/18	EUR	750,000	1,070,217
Japan - 2.1%
Japan Government:
1.6% 3/20/33	JPY	46,700,000	448,273
1.7% 9/20/33	JPY	10,500,000	101,771
1.8% 3/20/43	JPY	31,450,000	303,612
1.8% 9/20/43	JPY	42,000,000	405,078
TOTAL JAPAN			1,258,734
Korea (South) - 2.8%
Korean Republic 2.75% 3/10/18	KRW	1,758,700,000	1,639,395
Malaysia - 1.5%
Malaysian Government:
3.418% 8/15/22	MYR	2,600,000	750,221
3.48% 3/15/23	MYR	450,000	130,603
TOTAL MALAYSIA			880,824
Mexico - 2.8%
United Mexican States:
7.5% 6/3/27	MXN	7,140,000	583,126
7.75% 11/13/42	MXN	4,460,000	349,176
8% 12/7/23	MXN	8,240,000	701,945
TOTAL MEXICO			1,634,247
Netherlands - 2.8%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,250,000	1,650,370
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	190,000	160,620
South Africa - 0.2%
South African Republic 6.25% 3/31/36	ZAR	1,800,000	126,081
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Spain - 1.6%
Spanish Kingdom:
3.75% 10/31/18	EUR	370,000	$ 532,312
4.4% 10/31/23 (d)	EUR	300,000	419,696
TOTAL SPAIN			952,008
Sweden - 0.9%
Swedish Kingdom 3.75% 8/12/17	SEK	3,120,000	524,850
United Kingdom - 1.5%
United Kingdom, Great Britain and Northern Ireland:
4.25% 6/7/32	GBP	60,000	109,188
4.5% 12/7/42	GBP	390,000	746,943
TOTAL UNITED KINGDOM			856,131
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,223,129)			26,723,890
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,177)		100,000	127,587
Bank Loan Obligations - 0.1%

United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		20,000	20,426
First Data Corp. term loan 4.164% 3/24/18 (i)		30,000	29,925
TOTAL BANK LOAN OBLIGATIONS (Cost $49,503)			50,351
Preferred Securities - 1.9%

France - 0.4%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)	200,000	225,243
Germany - 0.8%
Allianz SE 4.75% (Reg. S) (e)(i)	100,000	142,079
RWE AG 4.625% (e)(i)	220,000	313,822
TOTAL GERMANY		455,901
Preferred Securities - continued
	Principal Amount (b)	Value
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(i)	$ 295,000	$ 432,662
TOTAL PREFERRED SECURITIES (Cost $1,052,560)		1,113,806
Fixed-Income Funds - 5.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $3,007,484)	28,003	2,951,796
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.11% (a) (Cost $4,919,581)	4,919,581	4,919,581
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90% (Cost $9,369)	2/19/14	2,250,000	1,282
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $58,929,025)	58,357,329
NET OTHER ASSETS (LIABILITIES) - 0.1%	74,801
NET ASSETS - 100%	$ 58,432,130
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
2 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	$ 256,625	$ (4,356)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	408,750	(8,310)
TOTAL PURCHASED		665,375	(12,666)
Sold
Bond Index Contracts
23 Euro-Bobl Index Contracts (Germany)	March 2014	3,937,102	35,731
5 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	882,290	21,108
TOTAL BOND INDEX CONTRACTS		4,819,392	56,839
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	1,722,656	33,437
TOTAL SOLD		6,542,048	90,276
		$ 7,207,423	$ 77,610

The face value of futures purchased as a percentage of net assets is 1.1%
The face value of futures sold as a percentage of net assets is 11.2%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $16,424,234.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/3/14	MXN	Deutsche Bank AG	Sell	778,733	$ 59,497	$ (147)
2/25/14	AUD	Barclays Bank PLC	Buy	278,000	246,492	833
2/25/14	AUD	Citibank NA	Sell	1,200,000	1,075,920	8,328
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	BRL	BNP Paribas	Sell	4,806,000	$ 1,985,212	$ (23,731)
2/25/14	BRL	Barclays Bank PLC	Sell	770,000	325,348	3,482
2/25/14	BRL	JPMorgan Chase Bank	Buy	758,000	314,627	2,222
2/25/14	CAD	Barclays Bank PLC	Buy	31,000	28,917	227
2/25/14	CAD	Citibank NA	Sell	34,000	31,762	(202)
2/25/14	CHF	BNP Paribas	Buy	595,000	657,650	9,651
2/25/14	CHF	Deutsche Bank AG	Sell	33,000	37,047	37
2/25/14	CLP	Barclays Bank PLC	Buy	332,919,000	618,544	11,059
2/25/14	CLP	Citibank NA	Sell	298,500,000	557,944	(6,567)
2/25/14	CZK	Barclays Bank PLC	Buy	2,226,000	110,048	2,098
2/25/14	DKK	Barclays Bank PLC	Buy	1,663,000	302,539	4,267
2/25/14	EUR	Barclays Bank PLC	Sell	111,000	153,208	508
2/25/14	EUR	Barclays Bank PLC	Sell	230,000	311,993	(4,412)
2/25/14	EUR	Barclays Bank PLC	Sell	980,000	1,347,221	(941)
2/25/14	EUR	Deutsche Bank AG	Sell	25,000	34,429	37
2/25/14	EUR	Morgan Stanley Capital Svc LLC	Sell	294,000	399,568	(4,881)
2/25/14	GBP	Credit Suisse Intl.	Buy	115,000	188,211	2,150
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	GBP	Morgan Stanley Capital Svc LLC	Sell	923,000	$ 1,509,935	$ (17,926)
2/25/14	IDR	Barclays Bank PLC	Buy	6,806,300,000	555,163	(1,470)
2/25/14	IDR	Barclays Bank PLC	Sell	6,861,000,000	554,197	(3,945)
2/25/14	JPY	Deutsche Bank AG	Buy	12,300,000	117,206	(376)
2/25/14	JPY	Goldman Sachs Bank USA	Buy	528,400,000	5,157,663	(138,730)
2/25/14	KRW	Barclays Bank PLC	Sell	1,050,650,000	985,646	(9,508)
2/25/14	KRW	JPMorgan Chase Bank	Buy	494,500,000	465,061	3,319
2/25/14	MXN	BNP Paribas	Buy	5,367,000	407,405	1,808
2/25/14	MXN	Citibank NA	Sell	3,621,000	277,951	1,864
2/25/14	MYR	Barclays Bank PLC	Sell	445,000	137,414	1,681
2/25/14	NOK	JPMorgan Chase Bank	Buy	885,000	143,578	2,034
2/25/14	NZD	Barclays Bank PLC	Buy	194,000	157,940	976
2/25/14	PLN	Deutsche Bank AG	Buy	818,000	262,655	7,178
2/25/14	SEK	Barclays Bank PLC	Buy	9,134,000	1,389,427	29,329
2/25/14	SEK	JPMorgan Chase Bank	Sell	9,418,000	1,441,965	(20,904)
2/25/14	THB	Barclays Bank PLC	Buy	14,289,000	441,155	(6,322)
2/25/14	THB	JPMorgan Chase Bank	Sell	6,232,000	191,272	1,624
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
2/25/14	TRY	Barclays Bank PLC	Buy	282,000	$ 136,499	$ (6,813)
2/25/14	TRY	Barclays Bank PLC	Sell	903,000	433,916	18,645
2/25/14	TRY	Goldman Sachs Bank USA	Buy	613,000	291,993	(10,087)
2/25/14	TWD	Goldman Sachs Bank USA	Sell	17,547,000	588,727	(370)
2/25/14	ZAR	Barclays Bank PLC	Buy	4,828,000	455,369	1,211
2/25/14	ZAR	Goldman Sachs Bank USA	Sell	3,946,000	374,209	1,039
						$ (141,725)

For the period, the average contract value for foreign currency contracts was $110,838,463. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty (2)	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,600,000	$ (151,688)	$ 0	$ (151,688)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	(3,068)	(18,650)	(21,718)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(2,701)	(1,190)	(3,891)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(12,247)	(1,583)	(13,830)
Rentokil Initial PLC	Dec. 2018	Credit Suisse Intl.	(1%)	EUR	225,000	(805)	0	(805)
Royal Bank Of Scotland PLC	Dec. 2018	Deutsche Bank AG	(5%)	EUR	200,000	(43,129)	31,454	(11,675)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(5,569)	(12,698)	(18,267)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	100,000	(1,308)	(2,178)	(3,486)
TOTAL CREDIT DEFAULT SWAPS						$ (220,515)	$ (4,845)	$ (225,360)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,380,676 or 7.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $123,204.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $166,296.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,897
Fidelity Mortgage Backed Securities Central Fund	162,324
Total	$ 174,221
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 7,533,204	$ 14,567,326	$ 2,951,796	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 19,525,985	$ -	$ 19,525,985	$ -
Commercial Mortgage Securities	2,943,051	-	2,943,051	-
Foreign Government and Government Agency Obligations	26,723,890	-	26,723,890	-
Municipal Securities	127,587	-	127,587	-
Bank Loan Obligations	50,351	-	50,351	-
Preferred Securities	1,113,806	-	1,113,806	-
Fixed-Income Funds	2,951,796	2,951,796	-	-
Money Market Funds	4,919,581	4,919,581	-	-
Purchased Swaptions	1,282	-	1,282	-
Total Investments in Securities:	$ 58,357,329	$ 7,871,377	$ 50,485,952	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 115,607	$ -	$ 115,607	$ -
Futures Contracts	90,276	90,276	-	-
Total Assets	$ 205,883	$ 90,276	$ 115,607	$ -
Liabilities
Foreign Currency Contracts	$ (257,332)	$ -	$ (257,332)	$ -
Futures Contracts	(12,666)	(12,666)	-	-
Swaps	(220,515)	-	(220,515)	-
Total Liabilities	$ (490,513)	$ (12,666)	$ (477,847)	$ -
Total Other Derivative Instruments:	$ (284,630)	$ 77,610	$ (362,240)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 1,282	$ -
Swaps (d)	-	(220,515)
Total Credit Risk	1,282	(220,515)
Foreign Exchange Risk
Foreign Currency Contracts (a)	115,607	(257,332)
Interest Rate Risk
Futures Contracts (b)	90,276	(12,666)
Total Value of Derivatives	$ 207,165	$ (490,513)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Barclays Bank PLC	$ 75,598	$ (34,719)	$ -	$ -	$ 40,879
BNP Paribas	11,459	(23,731)	-	-	(12,272)
Citibank NA	10,192	(24,585)	-	-	(14,393)
JPMorgan Chase Bank	9,199	(20,904)	-	-	(11,705)
Deutsche Bank AG	7,252	(46,720)	-	-	(39,468)
Credit Suisse Intl.	2,150	(3,506)	-	-	(1,356)
Goldman Sachs Bank USA	1,039	(149,187)	-	-	(148,148)
Centrally Cleared OTC Swaps	-	(151,688)	-	166,296	14,608
Morgan Stanley Capital Svc LLC	-	(22,807)	-	-	(22,807)
Exchange Traded Futures	90,276	(12,666)	-	123,204	200,814
Total	$ 207,165	$ (490,513)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $51,001,960)	$ 50,485,952
Fidelity Central Funds (cost $7,927,065)	7,871,377
Total Investments (cost $58,929,025)		$ 58,357,329
Cash		57,528
Foreign currency held at value (cost $383,111)		389,562
Receivable for investments sold		4,620
Unrealized appreciation on foreign currency contracts		115,607
Receivable for fund shares sold		30,288
Interest receivable		581,077
Distributions receivable from Fidelity Central Funds		7,026
Prepaid expenses		141
Receivable from investment adviser for expense reductions		11,437
Total assets		59,554,615

Liabilities
Payable for investments purchased Regular delivery	$ 273,551
Delayed delivery	5,000
Unrealized depreciation on foreign currency contracts	257,332
Payable for fund shares redeemed	380,233
Bi-lateral OTC swaps, at value	68,827
Accrued management fee	27,623
Distribution and service plan fees payable	4,431
Payable for daily variation margin for derivative instruments	24,449
Audit fees payable	70,637
Other affiliated payables	8,078
Other payables and accrued expenses	2,324
Total liabilities		1,122,485

Net Assets		$ 58,432,130
Net Assets consist of:
Paid in capital		$ 61,554,011
Undistributed net investment income		(142,831)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,113,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(865,559)
Net Assets		$ 58,432,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,964,629 ÷ 414,728 shares)	$ 9.56

Maximum offering price per share (100/96.00 of $9.56)	$ 9.96
Class T: Net Asset Value and redemption price per share ($2,942,826 ÷ 307,839 shares)	$ 9.56

Maximum offering price per share (100/96.00 of $9.56)	$ 9.96
Class C: Net Asset Value and offering price per share ($3,578,538 ÷ 374,608 shares)A	$ 9.55

Global Bond: Net Asset Value, offering price and redemption price per share ($45,300,267 ÷ 4,737,928 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,645,870 ÷ 276,776 shares)	$ 9.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 33,685
Interest		2,707,485
Income from Fidelity Central Funds		174,221
Income before foreign taxes withheld		2,915,391
Less foreign taxes withheld		(3,807)
Total income		2,911,584

Expenses
Management fee	$ 598,179
Transfer agent fees	117,327
Distribution and service plan fees	50,433
Accounting fees and expenses	54,991
Custodian fees and expenses	18,046
Independent trustees' compensation	400
Registration fees	136,609
Audit	125,246
Legal	227
Interest	278
Miscellaneous	1,047
Total expenses before reductions	1,102,783
Expense reductions	(263,513)	839,270
Net investment income (loss)		2,072,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,513,557)
Fidelity Central Funds	(207,083)
Foreign currency transactions	(2,670,399)
Futures contracts	(139,488)
Swaps	(231,974)
Total net realized gain (loss)		(5,762,501)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,325,221)
Assets and liabilities in foreign currencies	32,946
Futures contracts	73,011
Swaps	(183,245)
Total change in net unrealized appreciation (depreciation)		(2,402,509)
Net gain (loss)		(8,165,010)
Net increase (decrease) in net assets resulting from operations		$ (6,092,696)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,072,314	$ 545,526
Net realized gain (loss)	(5,762,501)	(530,143)
Change in net unrealized appreciation (depreciation)	(2,402,509)	1,536,950
Net increase (decrease) in net assets resulting from operations	(6,092,696)	1,552,333
Distributions to shareholders from net investment income	-	(492,850)
Distributions to shareholders from net realized gain	(42,360)	(435,871)
Return of capital	(1,950,061)	-
Total distributions	(1,992,421)	(928,721)
Share transactions - net increase (decrease)	(100,308,315)	166,201,950
Total increase (decrease) in net assets	(108,393,432)	166,825,562

Net Assets
Beginning of period	166,825,562	-
End of period (including distributions in excess of net investment income of $142,831 and undistributed net investment income of $159,402, respectively)	$ 58,432,130	$ 166,825,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.088
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.381)	.295
Distributions from net investment income	-	(.078)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.197)	-
Total distributions	(.199)	(.155)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C,D	(3.76)%	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,965	$ 3,041
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.172	.088
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.381)	.295
Distributions from net investment income	-	(.078)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.197)	-
Total distributions	(.199)	(.155)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C,D	(3.76)%	2.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,943	$ 2,747
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.099	.042
Net realized and unrealized gain (loss)	(.558)	.208
Total from investment operations	(.459)	.250
Distributions from net investment income	-	(.033)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.129)	-
Total distributions	(.131)	(.110)
Net asset value, end of period	$ 9.55	$ 10.14
Total Return B,C,D	(4.53)%	2.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08%	2.36% A
Expenses net of fee waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75% A
Net investment income (loss)	1.01%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,579	$ 2,994
Portfolio turnover rate G	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Bond

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.199	.103
Net realized and unrealized gain (loss)	(.556)	.208
Total from investment operations	(.357)	.311
Distributions from net investment income	-	(.094)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.221)	-
Total distributions	(.223)	(.171)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C	(3.53)%	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	.99%	1.28% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,300	$ 155,463
Portfolio turnover rate F	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.196	.104
Net realized and unrealized gain (loss)	(.553)	.207
Total from investment operations	(.357)	.311
Distributions from net investment income	-	(.094)
Distributions from net realized gain	(.002)	(.077)
Return of capital	(.221)	-
Total distributions	(.223)	(.171)
Net asset value, end of period	$ 9.56	$ 10.14
Total Return B,C	(3.53)%	3.11%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02%	1.36% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,646	$ 2,580
Portfolio turnover rate F	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Futures Options Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,195,564
Gross unrealized depreciation	(1,880,516)
Net unrealized appreciation (depreciation) on securities and other investments	$ (684,952)

Tax Cost	$ 59,042,281

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,711,411)
Net unrealized appreciation (depreciation)	$ (840,510)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,335,271)
Long-term	(376,140)
Total capital loss carryforward	$ (1,711,411)

At December 31, 2013 the Fund was required to defer approximately $271,165 of losses on futures and foreign currency contracts.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 42,360	$ 928,721
Return of Capital	1,950,061	-
Total	$ 1,992,421	$ 928,721

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (26,146)	$ 6,741
Swaps	(231,974)	(183,245)
Total Credit Risk	(258,120)	(176,504)
Foreign Exchange Risk
Foreign Currency Contracts	(2,552,977)	15,280
Interest Rate Risk
Futures Contracts	(139,488)	73,011
Totals (a)	$ (2,950,585)	$ (88,213)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $200,377,023 and $207,990,571, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,091	$ 6,248
Class T	-%	.25%	7,071	6,220
Class C	.75%	.25%	34,271	28,517
			$ 50,433	$ 40,985

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,312
Class T	462
Class C*	258
$ 2,032

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,729.18
Class T	5,097.18
Class C	7,145.21
Global Bond	94,251.10
Institutional Class	4,105.16
	$ 117,327

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,100,333.33%		$ 278

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 10,950
Class T	1.00%	8,416
Class C	1.75%	11,110
Global Bond	.75%	225,309
Institutional Class	.75%	7,203
		$ 262,988

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $244.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $281.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012A
From net investment income
Class A	$ -	$ 21,150
Class T	-	20,008
Class C	-	8,851
Global Bond	-	419,249
Institutional Class	-	23,592
Total	$ -	$ 492,850
From net realized gain
Class A	$ 631	$ 22,231
Class T	549	19,979
Class C	613	22,156
Global Bond	40,057	352,134
Institutional Class	510	19,371
Total	$ 42,360	$ 435,871
From return of capital
Class A	$ 76,106	$ -
Class T	57,726	-
Class C	46,996	-
Global Bond	1,708,884	-
Institutional Class	60,349	-
Total	$ 1,950,061	$ -

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012A	2013	2012A
Class A
Shares sold	128,437	297,699	$ 1,259,307	$ 2,987,457
Reinvestment of distributions	7,560	4,252	73,115	43,238
Shares redeemed	(21,229)	(1,991)	(204,741)	(20,238)
Net increase (decrease)	114,768	299,960	$ 1,127,681	$ 3,010,457
Class T
Shares sold	44,973	267,172	$ 437,451	$ 2,674,873
Reinvestment of distributions	6,023	3,932	58,275	39,987
Shares redeemed	(14,115)	(146)	(134,293)	(1,500)
Net increase (decrease)	36,881	270,958	$ 361,433	$ 2,713,360

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012A	2013	2012A
Class C
Shares sold	105,342	292,516	$ 1,037,828	$ 2,934,597
Reinvestment of distributions	4,871	3,052	47,018	31,007
Shares redeemed	(31,015)	(158)	(299,158)	(1,612)
Net increase (decrease)	79,198	295,410	$ 785,688	$ 2,963,992
Global Bond
Shares sold	8,357,038	15,449,560	$ 83,742,267	$ 156,144,834
Reinvestment of distributions	173,324	75,497	1,694,816	768,036
Shares redeemed	(19,127,056)	(190,435)	(188,239,210)	(1,944,936)
Net increase (decrease)	(10,596,694)	15,334,622	$ (102,802,127)	$ 154,967,934
Institutional Class
Shares sold	20,837	250,316	$ 205,152	$ 2,503,244
Reinvestment of distributions	6,265	4,223	60,654	42,963
Shares redeemed	(4,865)	-	(46,796)	-
Net increase (decrease)	22,237	254,539	$ 219,010	$ 2,546,207

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 3.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Institutional Class, and the retail class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 28, 2014.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLBI-UANN-0214
1.939032.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distibutions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fund A
Institutional Class	-3.41%	0.47%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Bond Fund - Institutional Class on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bonds were challenged for the year ending December 31, 2013, posting negative returns fueled largely by rising yields. Early-period concerns over Italy and Cyprus gave way to worry over when the U.S. Federal Reserve might taper its supportive bond-buying, causing U.S. and international bond yields to rise sharply. By autumn, the U.S. and China had made clear their intentions to maintain easy-money policies; however, the relative strength of the U.S. dollar globally generally tempered gains for U.S. investors with foreign, local-currency holdings. Against a strong tilt toward equities, global bond markets declined. The Barclays® Global Aggregate GDP Weighted Index, a measure of worldwide investment-grade fixed-rate bond performance that adjusts country weightings based on national gross domestic product (GDP) figures, returned -1.77% for the full year. Japan (-16%) was hardest hit, mainly on yen weakness. Commodities-dependent Canada and Australia/New Zealand also suffered. Conversely, the eurozone (+6%) managed a gain, which masked some country-specific weakness. U.S. bonds (-2%) lost ground. Among sectors, foreign-government-issued sovereign debt (-7%) proved weakest. Lastly, lower-quality and shorter-term debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® International Bond Fund: For the year, the fund's Institutional Class shares returned -3.41%, underperforming the -1.29% return of the Barclays® Global Aggregate ex USD GDP Weighted Index. The fund's shorter duration, underweighting in peripheral Europe and exposure to emerging markets hurt relative results. The fund maintained an initially beneficial short-duration position, with major underweightings in Japan along with Italy and Spain, where we believed ECB actions would be insufficient to bolster weak fundamentals. Following a midyear correction, we took the opportunity to add to positions in bonds from Mexico and Brazil. Whilst these positions helped during the third quarter, subsequent market volatility detracted from performance. As of period end, the fund retains its shorter-duration stance versus the index and, in particular, its underweighting in low-yielding markets. Conversely, the fund is overweighted markets offering improving fundamentals and steeper yield curves, as well as higher-yielding government bonds. We also remain overweighted in corporate credit and underweighted in the Japanese yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,029.40	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 1,025.40	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
International Bond	.75%
Actual		$ 1,000.00	$ 1,030.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,030.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2013	As of June 30, 2013
European Monetary Unit	44.0%	44.5%
Japanese Yen	17.9%	18.8%
British Pound	8.2%	6.6%
Canadian Dollar	4.7%	4.3%
Korean Won	4.3%	5.1%
Mexican Peso	4.1%	5.4%
Australian Dollar	3.7%	3.8%
US Dollar	3.1%	(2.1)%
Swiss Franc	2.0%	2.0%
Malaysian Ringgit	1.7%	2.3%
Other	6.3%	9.3%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
France 23.1%	France 10.0%
United States of America 12.5%	United States of America 17.2%
Germany 9.5%	United Kingdom 11.6%
United Kingdom 6.0%	Germany 7.9%
Netherlands 4.9%	Netherlands 4.0%
Australia 4.7%	Australia 3.8%
Canada 4.6%	Canada 4.7%
Japan 4.5%	Japan 6.2%
Brazil 3.8%	Brazil 2.7%
Other 26.4%	Other 31.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 3.4%
AAA 14.9%	AAA 25.3%
AA 29.2%	AA 25.8%
A 2.3%	A 3.5%
BBB 25.1%	BBB 25.5%
BB and Below 8.3%	BB and Below 7.2%
Not Rated 9.1%	Not Rated 6.5%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	8.2	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.5	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Corporate Bonds 21.5%		Corporate Bonds 15.4%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 3.4%
	CMOs and Other Mortgage Related Securities 0.3%		CMOs and Other Mortgage Related Securities 4.1%
	Foreign Government and Government Agency Obligations 65.5%		Foreign Government and Government Agency Obligations 73.4%
	Other Investments 1.6%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 11.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Futures and Swaps	8.8%	** Futures and Swaps	16.6%
* Foreign Currency Contracts	12.9%	** Foreign Currency Contracts	21.4%

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,750
7% 11/1/15 (d)		18,000	18,675
TOTAL AUSTRALIA			70,425
Bermuda - 0.0%
Aircastle Ltd.:
4.625% 12/15/18		5,000	5,038
6.25% 12/1/19		5,000	5,356
NCL Corp. Ltd. 5% 2/15/18		15,000	15,450
TOTAL BERMUDA			25,844
British Virgin Islands - 0.4%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	204,977
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		50,000	52,125
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,350
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,163
9.75% 11/1/19 (d)		5,000	4,900
10.875% 2/15/18 (d)		5,000	5,053
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	10,988
TOTAL CANADA			146,379
Cayman Islands - 1.2%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	4,875
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	5,100
7.5% 11/1/19		30,000	32,625
Seagate HDD Cayman 3.75% 11/15/18 (d)		15,000	15,169
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	303,178
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	170,000	308,323
TOTAL CAYMAN ISLANDS			669,270
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	199,789
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	139,780
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	$ 276,989
France - 1.0%
BPCE SA 5.7% 10/22/23 (d)		300,000	309,078
Casino Guichard Perrachon SA 4.87% 12/31/49 (i)	EUR	200,000	275,140
TOTAL FRANCE			584,218
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	153,535
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	209,242
TOTAL GERMANY			362,777
Ireland - 0.5%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		270,000	280,379
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,000
7.5% 10/15/27		25,000	26,688
TOTAL LIBERIA			56,688
Luxembourg - 0.7%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	138,464
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		5,000	5,063
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	43,200
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		15,000	16,088
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		35,000	36,138
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	145,414
TOTAL LUXEMBOURG			394,517
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		20,000	20,100
8.125% 2/15/19		20,000	20,550
TOTAL MARSHALL ISLANDS			40,650
Netherlands - 1.8%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	207,513
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Deutsche Annington Finance BV 5% 10/2/23 (d)		$ 300,000	$ 296,535
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		60,000	60,450
5.75% 2/15/21 (d)		5,000	5,225
Petrobras Global Finance BV 5.625% 5/20/43		53,000	43,265
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	311,146
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	137,935
TOTAL NETHERLANDS			1,062,069
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S) (i)	EUR	100,000	138,230
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	70,322
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,300
TOTAL NORWAY			229,852
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,875
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	269,272
United Kingdom - 3.6%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	158,888
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	92,948
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	323,305
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	217,741
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	197,534
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	140,062
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	229,984
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,563
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	218,355
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	181,373
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	298,922
TOTAL UNITED KINGDOM			2,064,675
United States of America - 9.2%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	15,525
ADT Corp. 6.25% 10/15/21 (d)		10,000	10,500
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		55,000	55,069
Ally Financial, Inc. 2.75% 1/30/17		10,000	10,038
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,763
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 5,000	$ 5,138
6.25% 3/15/21		15,000	15,938
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,550
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)		5,000	5,050
6% 12/1/20		25,000	26,250
Aon Corp. 5% 9/30/20		73,000	80,090
APX Group, Inc.:
8.75% 12/1/20		15,000	15,300
8.75% 12/1/20 (d)		5,000	5,088
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,675
Ashland, Inc. 3.875% 4/15/18		15,000	15,188
Audatex North America, Inc.:
6% 6/15/21 (d)		30,000	31,425
6.125% 11/1/23 (d)		5,000	5,150
Ball Corp. 4% 11/15/23		20,000	17,900
Best Buy Co., Inc. 5% 8/1/18		30,000	31,464
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,125
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,238
6.875% 8/15/18 (d)		30,000	31,875
CBRE Group, Inc. 6.625% 10/15/20		15,000	16,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	177,413
7% 1/15/19		13,000	13,699
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,125
Ceridian Corp. 11.25% 11/15/15		15,000	15,113
Chesapeake Energy Corp.:
6.125% 2/15/21		230,000	246,675
6.875% 11/15/20		25,000	28,250
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5.375% 5/15/20		22,000	23,375
5.5% 2/15/19 (d)		21,000	22,523
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,050
5.25% 8/1/20		15,000	15,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 15,000	$ 14,400
5.5% 12/15/16		10,000	8,800
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,069
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	30,975
8% 11/15/19		15,000	16,275
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,269
8.25% 4/1/20		15,000	16,238
Covanta Holding Corp. 7.25% 12/1/20		20,000	21,834
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		55,000	51,425
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,663
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)		5,000	5,038
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	99,825
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,893
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,025
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		71,000	69,225
Discover Financial Services 3.85% 11/21/22		75,000	71,005
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,975
9.875% 4/15/18		5,000	5,375
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	14,089
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		30,000	30,300
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,600
ERP Operating LP 4.625% 12/15/21		73,000	76,859
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	86,531
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		25,000	26,125
Fifth Third Bancorp 8.25% 3/1/38		67,000	88,950
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,200
7.375% 6/15/19 (d)		10,000	10,675
12.625% 1/15/21		10,000	11,738
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,500
FirstEnergy Corp. 7.375% 11/15/31		133,000	144,171
FTI Consulting, Inc. 6.75% 10/1/20		25,000	27,000
GenCorp, Inc. 7.125% 3/15/21		5,000	5,350
General Motors Co.:
3.5% 10/2/18 (d)		10,000	10,225
6.25% 10/2/43 (d)		10,000	10,388
General Motors Financial Co., Inc. 3.25% 5/15/18 (d)		15,000	15,000
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,325
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,450
5.375% 11/1/23 (d)		10,000	9,825
GMAC LLC 8% 12/31/18		10,000	11,800
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	29,025
HCA Holdings, Inc. 8% 10/1/18		5,000	5,906
HD Supply, Inc.:
7.5% 7/15/20		10,000	10,775
8.125% 4/15/19		10,000	11,138
HealthSouth Corp.:
7.25% 10/1/18		13,000	13,894
7.75% 9/15/22		14,000	15,330
Hertz Corp. 6.75% 4/15/19		30,000	32,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		15,000	15,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		15,000	15,450
7.75% 1/15/16		18,000	18,360
8% 1/15/18		68,000	70,720
International Lease Finance Corp. 3.875% 4/15/18		40,000	40,100
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,350
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	32,550
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	30,300
L Brands, Inc. 5.625% 10/15/23		15,000	15,225
Liberty Property LP 3.375% 6/15/23		52,000	47,250
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	17,700
6.5% 1/15/28		5,000	4,375
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
MasTec, Inc. 4.875% 3/15/23		$ 10,000	$ 9,450
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,350
7.625% 1/15/17		20,000	22,750
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,711
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,163
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	25,313
Neustar, Inc. 4.5% 1/15/23		20,000	18,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,863
NiSource Finance Corp.:
4.45% 12/1/21		73,000	73,869
5.25% 2/15/43		67,000	64,892
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,800
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,100
Oil States International, Inc. 6.5% 6/1/19		25,000	26,594
PNK Finance Corp. 6.375% 8/1/21 (d)		5,000	5,113
Prudential Financial, Inc. 4.5% 11/16/21		80,000	85,027
Puget Energy, Inc.:
5.625% 7/15/22		180,000	195,751
6% 9/1/21		10,000	11,183
6.5% 12/15/20		20,000	22,757
R.R. Donnelley & Sons Co. 6.5% 11/15/23		5,000	5,050
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,029
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	81,600
8.5% 5/15/18 (c)		5,000	5,275
9.875% 8/15/19		10,000	11,125
Rite Aid Corp. 9.25% 3/15/20		40,000	45,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,106
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	14,040
Samson Investment Co. 10.5% 2/15/20 (c)(d)		45,000	49,050
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,956
Sears Holdings Corp. 6.625% 10/15/18		5,000	4,525
SemGroup Corp. 7.5% 6/15/21 (d)		50,000	52,875
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,900
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	10,100
5.875% 10/1/20 (d)		5,000	5,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
SLM Corp.:
4.875% 6/17/19		$ 50,000	$ 49,823
5.5% 1/15/19		10,000	10,258
8% 3/25/20		10,000	11,325
Sprint Communications, Inc.:
7% 8/15/20		170,000	184,025
9% 11/15/18 (d)		25,000	30,125
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	10,225
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,475
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,325
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)		25,000	26,145
6.464% 4/28/19		20,000	21,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,475
5.25% 5/1/23		24,000	23,250
Tenet Healthcare Corp.:
6% 10/1/20 (d)		15,000	15,656
8.125% 4/1/22		20,000	21,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,150
The AES Corp.:
4.875% 5/15/23		225,000	210,375
7.375% 7/1/21		47,000	52,993
The Geo Group, Inc. 5.875% 1/15/22 (d)		10,000	9,925
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,150
Toll Brothers Finance Corp.:
4% 12/31/18		10,000	10,175
4.375% 4/15/23		20,000	18,550
5.625% 1/15/24		5,000	5,038
TransDigm, Inc.:
5.5% 10/15/20		10,000	9,775
7.5% 7/15/21		5,000	5,375
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		20,000	21,100
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,850
Tronox Finance LLC 6.375% 8/15/20		15,000	15,300
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,650
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 10,000	$ 9,975
6% 7/15/26		20,000	17,200
6% 7/15/28		10,000	8,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		2,000	2,065
6.875% 12/1/18 (d)		10,000	10,700
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	108,961
6.55% 9/15/43		339,000	395,300
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	63,225
Walter Energy, Inc. 8.5% 4/15/21		5,000	4,163
Western Refining, Inc. 6.25% 4/1/21		15,000	15,113
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,225
5.75% 3/15/21		15,000	15,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	11,100
13.375% 10/15/19		5,000	5,788
TOTAL UNITED STATES OF AMERICA			5,355,917
TOTAL NONCONVERTIBLE BONDS (Cost $12,217,460)			12,439,342
Commercial Mortgage Securities - 0.3%

United States of America - 0.3%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,321)		135,000	146,214
Foreign Government and Government Agency Obligations - 73.7%

Australia - 4.6%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,707,000	1,683,823
5.75% 5/15/21	AUD	550,000	549,417
5.75% 7/15/22	AUD	424,000	424,297
TOTAL AUSTRALIA			2,657,537
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 2.7%
Belgian Kingdom:
2.25% 6/22/23	EUR	570,000	$ 763,977
4.25% 9/28/22	EUR	500,000	788,599
TOTAL BELGIUM			1,552,576
Brazil - 3.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	197,750
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	497,440
2.625% 1/5/23		500,000	430,000
10% 1/1/18	BRL	1,600,000	625,426
10% 1/1/23	BRL	1,300,000	465,391
TOTAL BRAZIL			2,216,007
Canada - 4.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	708,647
1.5% 6/1/23	CAD	380,000	320,205
2.75% 6/1/22 (g)	CAD	880,000	833,997
4% 6/1/41	CAD	168,000	179,843
Ontario Province 4.65% 6/2/41	CAD	200,000	202,918
Province of Quebec 4.25% 12/1/21	CAD	270,000	271,556
TOTAL CANADA			2,517,166
France - 21.7%
French Government:
OAT 3.25% 5/25/45	EUR	350,000	462,766
yield at date of purchase 0% 3/20/14	EUR	1,840,000	2,530,604
0.25% 11/25/15	EUR	2,180,000	2,995,216
1% 5/25/18	EUR	2,200,000	3,019,234
1% 11/25/18	EUR	2,610,000	3,552,248
TOTAL FRANCE			12,560,068
Germany - 8.3%
German Federal Republic:
yield at date of purchase 0% 4/16/14 to 6/25/14	EUR	1,610,000	2,213,421
2% 8/15/23	EUR	1,790,000	2,474,963
2.25% 9/4/20	EUR	80,000	116,598
TOTAL GERMANY			4,804,982
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 2.4%
Buoni Poliennali del Tesoro 3.5% 12/1/18	EUR	1,000,000	$ 1,426,956
Japan - 4.5%
Japan Government:
0.8% 6/20/23	JPY	21,250,000	203,596
1.6% 3/20/33	JPY	43,100,000	413,717
1.7% 3/20/32	JPY	80,250,000	792,862
1.7% 12/20/32	JPY	27,150,000	265,717
1.7% 9/20/33	JPY	17,000,000	164,772
1.8% 3/20/43	JPY	33,050,000	319,058
1.8% 9/20/43	JPY	30,000,000	289,341
2% 3/20/42	JPY	17,000,000	171,630
TOTAL JAPAN			2,620,693
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,464,987
3% 3/10/23	KRW	730,000,000	661,059
TOTAL KOREA (SOUTH)			2,126,046
Malaysia - 1.8%
Malaysian Government:
3.418% 8/15/22	MYR	2,550,000	735,794
3.48% 3/15/23	MYR	1,040,000	301,839
TOTAL MALAYSIA			1,037,633
Mexico - 3.6%
United Mexican States:
7.5% 6/3/27	MXN	6,990,000	570,876
7.75% 11/13/42	MXN	4,750,000	371,880
8% 12/7/23	MXN	10,770,000	917,469
8.5% 5/31/29	MXN	2,550,000	221,837
TOTAL MEXICO			2,082,062
Netherlands - 3.1%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,365,000	1,802,204
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	400,000	338,147
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	$ 273,176
6.75% 3/31/21	ZAR	1,400,000	126,654
TOTAL SOUTH AFRICA			399,830
Spain - 3.8%
Spanish Kingdom:
3.75% 10/31/18	EUR	550,000	791,275
4.4% 10/31/23 (d)	EUR	1,000,000	1,398,988
TOTAL SPAIN			2,190,263
Sweden - 1.6%
Swedish Kingdom 3.75% 8/12/17	SEK	5,480,000	921,853
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
4.25% 6/7/32	GBP	140,000	254,773
4.5% 12/7/42	GBP	630,000	1,206,600
TOTAL UNITED KINGDOM			1,461,373
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,510,220)			42,715,396
Bank Loan Obligations - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		10,000	10,213
First Data Corp. term loan 4.164% 3/24/18 (i)		15,000	14,963
TOTAL BANK LOAN OBLIGATIONS (Cost $24,752)			25,176
Preferred Securities - 1.6%
	Principal Amount (b)	Value
France - 0.4%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)	$ 200,000	$ 225,243
Germany - 0.6%
Allianz SE 4.75% (Reg. S) (e)(i)	100,000	142,079
RWE AG 4.625% (e)(i)	150,000	213,969
TOTAL GERMANY		356,048
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	322,664
TOTAL PREFERRED SECURITIES (Cost $852,366)		903,955
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,164,143)	1,164,143	1,164,143
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90%	2/19/14	EUR	2,250,000	1,282
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90%	2/19/14	EUR	300,000	171
TOTAL PURCHASED SWAPTIONS (Cost $10,624)				1,453
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $57,933,886)	57,395,679
NET OTHER ASSETS (LIABILITIES) - 0.9%	548,809
NET ASSETS - 100%	$ 57,944,488
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 Euro-Buxl Index Contracts (Germany)	March 2014	$ 335,726	$ (3,950)
3 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	529,374	(12,920)
TOTAL BOND INDEX CONTRACTS		865,100	(16,870)
Sold
Bond Index Contracts
16 Euro-Bobl Index Contracts (Germany)	March 2014	2,738,854	24,856
Treasury Contracts
52 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	6,398,438	129,252
1 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	128,313	3,006
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	408,750	10,714
TOTAL TREASURY CONTRACTS		6,935,501	142,972
TOTAL SOLD		9,674,355	167,828
		$ 10,539,455	$ 150,958

The face value of futures purchased as a percentage of net assets is 1.5%

The face value of futures sold as a percentage of net assets is 16.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $13,611,350.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/3/14	MXN	Deutsche Bank AG	Sell	996,311	$ 76,120	$ (188)
2/25/14	AUD	Barclays Bank PLC	Buy	140,000	124,133	420
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	AUD	Citibank NA	Sell	747,000	$ 669,760	$ 5,184
2/25/14	BRL	BNP Paribas	Sell	4,704,000	1,943,079	(23,228)
2/25/14	BRL	Barclays Bank PLC	Sell	754,000	318,587	3,410
2/25/14	BRL	JPMorgan Chase Bank	Buy	733,000	304,250	2,149
2/25/14	CAD	Barclays Bank PLC	Buy	28,000	26,119	205
2/25/14	CAD	Citibank NA	Buy	247,000	230,740	1,468
2/25/14	CHF	BNP Paribas	Buy	1,069,000	1,181,559	17,339
2/25/14	CHF	Deutsche Bank AG	Sell	57,000	63,990	63
2/25/14	CLP	Barclays Bank PLC	Buy	346,260,000	643,331	11,502
2/25/14	CLP	Citibank NA	Sell	296,000,000	553,271	(6,512)
2/25/14	CZK	Barclays Bank PLC	Buy	5,723,000	282,932	5,395
2/25/14	DKK	Barclays Bank PLC	Buy	2,888,000	525,395	7,410
2/25/14	EUR	Barclays Bank PLC	Sell	95,000	128,867	(1,822)
2/25/14	EUR	Barclays Bank PLC	Sell	180,000	248,000	379
2/25/14	EUR	Barclays Bank PLC	Sell	591,000	807,448	(5,576)
2/25/14	EUR	Barclays Bank PLC	Sell	925,000	1,271,611	(889)
2/25/14	EUR	Deutsche Bank AG	Sell	176,000	242,380	261
2/25/14	EUR	Morgan Stanley Capital Svc LLC	Sell	64,000	86,981	(1,062)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	GBP	Morgan Stanley Capital Svc LLC	Buy	536,000	$ 876,842	$ 10,410
2/25/14	IDR	Barclays Bank PLC	Buy	6,642,300,000	541,786	(1,435)
2/25/14	IDR	Barclays Bank PLC	Sell	6,697,200,000	540,966	(3,851)
2/25/14	JPY	Deutsche Bank AG	Buy	24,750,000	235,841	(757)
2/25/14	JPY	Goldman Sachs Bank USA	Buy	789,950,000	7,710,628	(207,399)
2/25/14	KRW	Barclays Bank PLC	Sell	122,200,000	114,639	(1,106)
2/25/14	KRW	JPMorgan Chase Bank	Buy	510,200,000	479,827	3,424
2/25/14	MXN	BNP Paribas	Buy	7,455,000	565,904	2,511
2/25/14	MXN	Citibank NA	Sell	3,862,000	296,450	1,988
2/25/14	MYR	Barclays Bank PLC	Sell	164,000	50,642	619
2/25/14	NOK	JPMorgan Chase Bank	Buy	1,417,000	229,887	3,257
2/25/14	NZD	Barclays Bank PLC	Buy	331,000	269,474	1,666
2/25/14	PLN	Deutsche Bank AG	Buy	2,261,000	725,993	19,841
2/25/14	SEK	Barclays Bank PLC	Buy	9,278,000	1,411,332	29,791
2/25/14	SEK	JPMorgan Chase Bank	Sell	9,625,000	1,473,658	(21,363)
2/25/14	THB	Barclays Bank PLC	Buy	14,128,000	436,184	(6,250)
2/25/14	THB	JPMorgan Chase Bank	Buy	4,065,000	124,763	(1,059)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	TRY	Barclays Bank PLC	Buy	293,000	$ 141,802	$ (7,058)
2/25/14	TRY	Barclays Bank PLC	Sell	903,000	433,916	18,645
2/25/14	TRY	Goldman Sachs Bank USA	Buy	602,000	286,753	(9,906)
2/25/14	TWD	Goldman Sachs Bank USA	Sell	17,235,000	578,259	(363)
2/25/14	ZAR	Barclays Bank PLC	Buy	4,466,000	421,226	1,120
2/25/14	ZAR	Goldman Sachs Bank USA	Sell	2,512,000	238,219	662
						$ (150,705)

For the period, the average contract value for foreign currency contracts was $99,490,059. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 2,000,000	$ (84,270)	$ 0	$ (84,270)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	(3,208)	(19,498)	(22,706)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(4,051)	(1,787)	(5,838)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(6,998)	(905)	(7,903)
Rentokil Initial PLC	Dec. 2018	Credit Suisse Intl.	(1%)	EUR	225,000	(805)	0	(805)
Royal Bank Of Scotland PLC	Dec. 2018	Deutsche Bank AG	(5%)	EUR	200,000	(43,129)	31,454	(11,675)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(3,182)	(7,256)	(10,438)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	200,000	(2,616)	(4,356)	(6,972)
TOTAL CREDIT DEFAULT SWAPS						$ (148,259)	$ (2,348)	$ (150,607)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,138,255 or 7.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,702.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $91,652.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,184
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 12,439,342	$ -	$ 12,439,342	$ -
Commercial Mortgage Securities	146,214	-	146,214	-
Foreign Government and Government Agency Obligations	42,715,396	-	42,715,396	-
Bank Loan Obligations	25,176	-	25,176	-
Preferred Securities	903,955	-	903,955	-
Money Market Funds	1,164,143	1,164,143	-	-
Purchased Swaptions	1,453	-	1,453	-
Total Investments in Securities:	$ 57,395,679	$ 1,164,143	$ 56,231,536	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 149,119	$ -	$ 149,119	$ -
Futures Contracts	167,828	167,828	-	-
Total Assets	$ 316,947	$ 167,828	$ 149,119	$ -
Liabilities
Foreign Currency Contracts	$ (299,824)	$ -	$ (299,824)	$ -
Futures Contracts	(16,870)	(16,870)	-	-
Swaps	(148,259)	-	(148,259)	-
Total Liabilities	$ (464,953)	$ (16,870)	$ (448,083)	$ -
Total Other Derivative Instruments:	$ (148,006)	$ 150,958	$ (298,964)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 1,453	$ -
Swaps (d)	-	(148,259)
Total Credit Risk	1,453	(148,259)
Foreign Exchange Risk
Foreign Currency Contracts (a)	149,119	(299,824)
Interest Rate Risk
Futures Contracts (b)	167,828	(16,870)
Total Value of Derivatives	$ 318,400	$ (464,953)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Barclays Bank PLC	$ 82,015	$ (30,603)	$ -	$ -	$ 51,412
Deutsche Bank AG	20,165	(47,282)	-	-	(27,117)
BNP Paribas	19,850	(23,228)	-	-	(3,378)
Morgan Stanley Capital Svc LLC	10,410	(1,062)	-	-	9,348
JPMorgan Chase Bank	8,830	(22,422)	-	-	(13,592)
Citibank NA	8,640	(16,692)	-	-	(8,052)
Goldman Sachs Bank USA	662	(217,668)	-	-	(217,006)
Centrally Cleared OTC Swaps	-	(84,270)	-	91,652	7,382
Credit Suisse Intl.	-	(4,856)	-	-	(4,856)
Exchange Traded Futures	167,828	(16,870)	-	186,702	337,660
Total	$ 318,400	$ (464,953)
(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $56,769,743)	$ 56,231,536
Fidelity Central Funds (cost $1,164,143)	1,164,143
Total Investments (cost $57,933,886)		$ 57,395,679
Cash		42,942
Foreign currency held at value (cost $552,151)		562,544
Receivable for investments sold		4,621
Unrealized appreciation on foreign currency contracts		149,119
Receivable for fund shares sold		93,385
Interest receivable		536,163
Distributions receivable from Fidelity Central Funds		104
Receivable for daily variation margin for derivative instruments		3,519
Prepaid expenses		122
Receivable from investment adviser for expense reductions		11,196
Total assets		58,799,394

Liabilities
Payable for investments purchased Regular delivery	$ 304,392
Delayed delivery	5,000
Unrealized depreciation on foreign currency contracts	299,824
Payable for fund shares redeemed	69,984
Bi-lateral OTC swaps, at value	63,989
Accrued management fee	27,226
Distribution and service plan fees payable	3,683
Audit fees payable	70,637
Other affiliated payables	7,572
Other payables and accrued expenses	2,599
Total liabilities		854,906

Net Assets		$ 57,944,488
Net Assets consist of:
Paid in capital		$ 59,480,159
Distributions in excess of net investment income		(518,981)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(315,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(701,333)
Net Assets		$ 57,944,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,103,270 ÷ 322,386 shares)	$ 9.63

Maximum offering price per share (100/96.00 of $9.63)	$ 10.03
Class T: Net Asset Value and redemption price per share ($3,045,068 ÷ 316,377 shares)	$ 9.62

Maximum offering price per share (100/96.00 of $9.62)	$ 10.02
Class C: Net Asset Value and offering price per share ($2,822,575 ÷ 293,454 shares)A	$ 9.62

International Bond: Net Asset Value, offering price and redemption price per share ($46,346,589 ÷ 4,813,883 shares)	$ 9.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,626,986 ÷ 272,876 shares)	$ 9.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 24,269
Interest		2,113,487
Income from Fidelity Central Funds		6,184
Income before foreign taxes withheld		2,143,940
Less foreign taxes withheld		(10,218)
Total income		2,133,722

Expenses
Management fee	$ 430,505
Transfer agent fees	87,874
Distribution and service plan fees	43,283
Accounting fees and expenses	39,587
Custodian fees and expenses	18,260
Independent trustees' compensation	290
Registration fees	112,868
Audit	125,214
Legal	164
Interest	44
Miscellaneous	904
Total expenses before reductions	858,993
Expense reductions	(246,258)	612,735
Net investment income (loss)		1,520,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,444,383)
Foreign currency transactions	(1,706,735)
Futures contracts	184,555
Swaps	(157,295)
Total net realized gain (loss)		(3,123,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,710,423)
Assets and liabilities in foreign currencies	(59,441)
Futures contracts	124,950
Swaps	(114,666)
Total change in net unrealized appreciation (depreciation)		(2,759,580)
Net gain (loss)		(5,883,438)
Net increase (decrease) in net assets resulting from operations		$ (4,362,451)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,520,987	$ 530,514
Net realized gain (loss)	(3,123,858)	(259,974)
Change in net unrealized appreciation (depreciation)	(2,759,580)	2,058,247
Net increase (decrease) in net assets resulting from operations	(4,362,451)	2,328,787
Distributions to shareholders from net investment income	-	(529,263)
Distributions to shareholders from net realized gain	(197,460)	(829,513)
Return of capital	(1,448,132)	-
Total distributions	(1,645,592)	(1,358,776)
Share transactions - net increase (decrease)	(34,854,834)	97,837,354
Total increase (decrease) in net assets	(40,862,877)	98,807,365

Net Assets
Beginning of period	98,807,365	-
End of period (including distributions in excess of net investment income of $518,981 and undistributed net investment income of $103,984, respectively)	$ 57,944,488	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.177	.083
Net realized and unrealized gain (loss)	(.549)	.334
Total from investment operations	(.372)	.417
Distributions from net investment income	-	(.080)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.182)	-
Total distributions	(.198)	(.217)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C, D	(3.65)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%	1.60% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.81%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,103	$ 2,768
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.177	.083
Net realized and unrealized gain (loss)	(.558)	.334
Total from investment operations	(.381)	.417
Distributions from net investment income	-	(.080)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.183)	-
Total distributions	(.199)	(.217)
Net asset value, end of period	$ 9.62	$ 10.20
Total Return B, C, D	(3.74)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%	1.59% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.81%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,045	$ 2,827
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.036
Net realized and unrealized gain (loss)	(.543)	.326
Total from investment operations	(.440)	.362
Distributions from net investment income	-	(.035)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.114)	-
Total distributions	(.130)	(.172)
Net asset value, end of period	$ 9.62	$ 10.19
Total Return B, C, D	(4.32)%	3.62%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%	2.35% A
Expenses net of fee waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75% A
Net investment income (loss)	1.06%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,823	$ 2,797
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Bond

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.203	.099
Net realized and unrealized gain (loss)	(.551)	.333
Total from investment operations	(.348)	.432
Distributions from net investment income	-	(.095)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.206)	-
Total distributions	(.222)	(.232)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07%	1.26% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.06%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,347	$ 87,752
Portfolio turnover rate F	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.201	.099
Net realized and unrealized gain (loss)	(.549)	.333
Total from investment operations	(.348)	.432
Distributions from net investment income	-	(.095)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.206)	-
Total distributions	(.222)	(.232)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08%	1.34% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.06%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627	$ 2,664
Portfolio turnover rate F	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined

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in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,331,849
Gross unrealized depreciation	(2,028,185)
Net unrealized appreciation (depreciation) on securities and other investments	$ (696,336)

Tax Cost	$ 58,092,015

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ (837,631)

At December 31, 2013 the Fund was required to defer approximately $273,840 of losses on futures and foreign currency contracts.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 197,460	$ 1,358,776
Return of Capital	1,448,132	-
Total	$ 1,645,592	$ 1,358,776

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to

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certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit

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of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (42,943)	$ 6,351
Swaps	(157,295)	(114,666)
Total Credit Risk	(200,238)	(108,315)
Foreign Exchange Risk
Foreign Currency Contracts	(1,530,588)	(55,304)
Interest Rate Risk
Futures Contracts	184,555	124,950
Totals (a)	$ (1,546,271)	$ (38,669)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

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Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

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Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $143,919,751 and $148,153,667, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,417	$ 6,352
Class T	-%	.25%	7,317	6,118
Class C	.75%	.25%	28,549	27,603
			$ 43,283	$ 40,073

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 521
Class T	274
Class C*	302
$ 1,097

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,271.18
Class T	5,123.18
Class C	5,274.18
International Bond	67,998.11
Institutional Class	4,208.14
	$ 87,874

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

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Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,000.32%		$ 44

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 10,622
Class T	1.00%	10,385
Class C	1.75%	10,433
International Bond	.75%	204,801
Institutional Class	.75%	9,647
		$ 245,888

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $232.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $138.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012 A
From net investment income
Class A	$ -	$ 20,887
Class T	-	20,828
Class C	-	9,298
International Bond	-	454,379
Institutional Class	-	23,871
Total	$ -	$ 529,263
From net realized gain
Class A	$ 4,760	$ 36,588
Class T	4,505	36,449
Class C	4,465	37,021
International Bond	178,174	684,900
Institutional Class	5,556	34,555
Total	$ 197,460	$ 829,513
From return of capital
Class A	$ 55,624	$ -
Class T	55,472	-
Class C	33,737	-
International Bond	1,243,344	-
Institutional Class	59,955	-
Total	$ 1,448,132	$ -

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012 A	2013	2012 A
Class A
Shares sold	73,601	266,559	$ 725,313	$ 2,670,421
Reinvestment of distributions	6,097	5,504	59,259	56,287
Shares redeemed	(28,799)	(576)	(280,209)	(5,989)
Net increase (decrease)	50,899	271,487	$ 504,363	$ 2,720,719
Class T
Shares sold	42,121	271,604	$ 411,442	$ 2,722,970
Reinvestment of distributions	6,161	5,601	59,880	57,277
Shares redeemed	(9,109)	(1)	(87,059)	(15)
Net increase (decrease)	39,173	277,204	$ 384,263	$ 2,780,232

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012 A	2013	2012 A
Class C
Shares sold	40,592	269,813	$ 398,419	$ 2,702,420
Reinvestment of distributions	3,907	4,527	37,975	46,258
Shares redeemed	(25,382)	(3)	(246,282)	(30)
Net increase (decrease)	19,117	274,337	$ 190,112	$ 2,748,648
International Bond
Shares sold	5,056,843	9,352,055	$ 50,634,217	$ 94,597,632
Reinvestment of distributions	139,392	109,359	1,362,761	1,118,473
Shares redeemed	(8,987,406)	(856,360)	(88,078,426)	(8,742,874)
Net increase (decrease)	(3,791,171)	8,605,054	$ (36,081,448)	$ 86,973,231
Institutional Class
Shares sold	98,155	255,482	$ 993,202	$ 2,556,098
Reinvestment of distributions	6,728	5,712	65,511	58,426
Shares redeemed	(93,201)	-	(910,837)	-
Net increase (decrease)	11,682	261,194	$ 147,876	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity International Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Institutional Class and the retail class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 28, 2014.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZI-UANN-0214
1.939014.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class A, Class T, and Class C

Annual Report

December 31, 2013

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	-7.50%	-2.28%
Class T (incl. 4.00% sales charge)	-7.59%	-2.33%
Class C (incl. contingent deferred sales charge) B	-5.27%	-0.54%

A From May 22, 2012.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Bond Fund - Class A on May 22, 2012, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bonds were challenged for the year ending December 31, 2013, posting negative returns fueled largely by rising yields. Early-period concerns over Italy and Cyprus gave way to worry over when the U.S. Federal Reserve might taper its supportive bond-buying, causing U.S. and international bond yields to rise sharply. By autumn, the U.S. and China had made clear their intentions to maintain easy-money policies; however, the relative strength of the U.S. dollar globally generally tempered gains for U.S. investors with foreign, local-currency holdings. Against a strong tilt toward equities, global bond markets declined. The Barclays® Global Aggregate GDP Weighted Index, a measure of worldwide investment-grade fixed-rate bond performance that adjusts country weightings based on national gross domestic product (GDP) figures, returned -1.77% for the full year. Japan (-16%) was hardest hit, mainly on yen weakness. Commodities-dependent Canada and Australia/New Zealand also suffered. Conversely, the eurozone (+6%) managed a gain, which masked some country-specific weakness. U.S. bonds (-2%) lost ground. Among sectors, foreign-government-issued sovereign debt (-7%) proved weakest. Lastly, lower-quality and shorter-term debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity Advisor® International Bond Fund: For the year, the fund's Class A, Class T and Class C shares returned -3.65%, -3.74% and -4.32%, respectively (excluding sales charges), underperforming the -1.29% return of the Barclays® Global Aggregate Ex USD GDP Weighted Index. The fund's shorter duration, underweighting in peripheral Europe and exposure to emerging markets hurt index-relative results. The fund maintained an initially beneficial short-duration position, with major underweightings in Japan, where yields had declined to as little as 0.25%, along with Italy and Spain, where we believed the ECB's actions would be insufficient to bolster weak fundamentals. Following a midyear correction, especially hard on emerging markets, we took an opportunity to add to positions in local bonds from Mexico and Brazil. Whilst these positions helped during the third quarter, subsequent market volatility detracted from performance. As of period-end, the fund retains its shorter-duration stance versus the index and, in particular, its underweighting in low-yielding markets. Conversely, the fund is overweighted markets offering improving fundamentals and steeper yield curves, as well as higher-yielding government bonds. We also remain overweighted in corporate credit and underweighted in the Japanese yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,029.40	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 1,025.40	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
International Bond	.75%
Actual		$ 1,000.00	$ 1,030.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,030.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2013	As of June 30, 2013
European Monetary Unit	44.0%	44.5%
Japanese Yen	17.9%	18.8%
British Pound	8.2%	6.6%
Canadian Dollar	4.7%	4.3%
Korean Won	4.3%	5.1%
Mexican Peso	4.1%	5.4%
Australian Dollar	3.7%	3.8%
US Dollar	3.1%	(2.1)%
Swiss Franc	2.0%	2.0%
Malaysian Ringgit	1.7%	2.3%
Other	6.3%	9.3%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
France 23.1%	France 10.0%
United States of America 12.5%	United States of America 17.2%
Germany 9.5%	United Kingdom 11.6%
United Kingdom 6.0%	Germany 7.9%
Netherlands 4.9%	Netherlands 4.0%
Australia 4.7%	Australia 3.8%
Canada 4.6%	Canada 4.7%
Japan 4.5%	Japan 6.2%
Brazil 3.8%	Brazil 2.7%
Other 26.4%	Other 31.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 3.4%
AAA 14.9%	AAA 25.3%
AA 29.2%	AA 25.8%
A 2.3%	A 3.5%
BBB 25.1%	BBB 25.5%
BB and Below 8.3%	BB and Below 7.2%
Not Rated 9.1%	Not Rated 6.5%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	8.2	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.5	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Corporate Bonds 21.5%		Corporate Bonds 15.4%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 3.4%
	CMOs and Other Mortgage Related Securities 0.3%		CMOs and Other Mortgage Related Securities 4.1%
	Foreign Government and Government Agency Obligations 65.5%		Foreign Government and Government Agency Obligations 73.4%
	Other Investments 1.6%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 11.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Futures and Swaps	8.8%	** Futures and Swaps	16.6%
* Foreign Currency Contracts	12.9%	** Foreign Currency Contracts	21.4%

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,750
7% 11/1/15 (d)		18,000	18,675
TOTAL AUSTRALIA			70,425
Bermuda - 0.0%
Aircastle Ltd.:
4.625% 12/15/18		5,000	5,038
6.25% 12/1/19		5,000	5,356
NCL Corp. Ltd. 5% 2/15/18		15,000	15,450
TOTAL BERMUDA			25,844
British Virgin Islands - 0.4%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	204,977
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		50,000	52,125
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,350
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,163
9.75% 11/1/19 (d)		5,000	4,900
10.875% 2/15/18 (d)		5,000	5,053
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	10,988
TOTAL CANADA			146,379
Cayman Islands - 1.2%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	4,875
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	5,100
7.5% 11/1/19		30,000	32,625
Seagate HDD Cayman 3.75% 11/15/18 (d)		15,000	15,169
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	303,178
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	170,000	308,323
TOTAL CAYMAN ISLANDS			669,270
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	199,789
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	139,780
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	$ 276,989
France - 1.0%
BPCE SA 5.7% 10/22/23 (d)		300,000	309,078
Casino Guichard Perrachon SA 4.87% 12/31/49 (i)	EUR	200,000	275,140
TOTAL FRANCE			584,218
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	153,535
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	209,242
TOTAL GERMANY			362,777
Ireland - 0.5%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		270,000	280,379
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,000
7.5% 10/15/27		25,000	26,688
TOTAL LIBERIA			56,688
Luxembourg - 0.7%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	138,464
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		5,000	5,063
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	43,200
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		15,000	16,088
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		35,000	36,138
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	145,414
TOTAL LUXEMBOURG			394,517
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		20,000	20,100
8.125% 2/15/19		20,000	20,550
TOTAL MARSHALL ISLANDS			40,650
Netherlands - 1.8%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	207,513
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Deutsche Annington Finance BV 5% 10/2/23 (d)		$ 300,000	$ 296,535
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		60,000	60,450
5.75% 2/15/21 (d)		5,000	5,225
Petrobras Global Finance BV 5.625% 5/20/43		53,000	43,265
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	311,146
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	137,935
TOTAL NETHERLANDS			1,062,069
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S) (i)	EUR	100,000	138,230
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	70,322
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,300
TOTAL NORWAY			229,852
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,875
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	269,272
United Kingdom - 3.6%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	158,888
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	92,948
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	323,305
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	217,741
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	197,534
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	140,062
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	229,984
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,563
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	218,355
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	181,373
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	298,922
TOTAL UNITED KINGDOM			2,064,675
United States of America - 9.2%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	15,525
ADT Corp. 6.25% 10/15/21 (d)		10,000	10,500
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		55,000	55,069
Ally Financial, Inc. 2.75% 1/30/17		10,000	10,038
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,763
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 5,000	$ 5,138
6.25% 3/15/21		15,000	15,938
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,550
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)		5,000	5,050
6% 12/1/20		25,000	26,250
Aon Corp. 5% 9/30/20		73,000	80,090
APX Group, Inc.:
8.75% 12/1/20		15,000	15,300
8.75% 12/1/20 (d)		5,000	5,088
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,675
Ashland, Inc. 3.875% 4/15/18		15,000	15,188
Audatex North America, Inc.:
6% 6/15/21 (d)		30,000	31,425
6.125% 11/1/23 (d)		5,000	5,150
Ball Corp. 4% 11/15/23		20,000	17,900
Best Buy Co., Inc. 5% 8/1/18		30,000	31,464
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,125
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,238
6.875% 8/15/18 (d)		30,000	31,875
CBRE Group, Inc. 6.625% 10/15/20		15,000	16,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	177,413
7% 1/15/19		13,000	13,699
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,125
Ceridian Corp. 11.25% 11/15/15		15,000	15,113
Chesapeake Energy Corp.:
6.125% 2/15/21		230,000	246,675
6.875% 11/15/20		25,000	28,250
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5.375% 5/15/20		22,000	23,375
5.5% 2/15/19 (d)		21,000	22,523
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,050
5.25% 8/1/20		15,000	15,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 15,000	$ 14,400
5.5% 12/15/16		10,000	8,800
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,069
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	30,975
8% 11/15/19		15,000	16,275
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,269
8.25% 4/1/20		15,000	16,238
Covanta Holding Corp. 7.25% 12/1/20		20,000	21,834
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		55,000	51,425
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,663
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)		5,000	5,038
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	99,825
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,893
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,025
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		71,000	69,225
Discover Financial Services 3.85% 11/21/22		75,000	71,005
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,975
9.875% 4/15/18		5,000	5,375
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	14,089
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		30,000	30,300
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,600
ERP Operating LP 4.625% 12/15/21		73,000	76,859
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	86,531
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		25,000	26,125
Fifth Third Bancorp 8.25% 3/1/38		67,000	88,950
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,200
7.375% 6/15/19 (d)		10,000	10,675
12.625% 1/15/21		10,000	11,738
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,500
FirstEnergy Corp. 7.375% 11/15/31		133,000	144,171
FTI Consulting, Inc. 6.75% 10/1/20		25,000	27,000
GenCorp, Inc. 7.125% 3/15/21		5,000	5,350
General Motors Co.:
3.5% 10/2/18 (d)		10,000	10,225
6.25% 10/2/43 (d)		10,000	10,388
General Motors Financial Co., Inc. 3.25% 5/15/18 (d)		15,000	15,000
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,325
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,450
5.375% 11/1/23 (d)		10,000	9,825
GMAC LLC 8% 12/31/18		10,000	11,800
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	29,025
HCA Holdings, Inc. 8% 10/1/18		5,000	5,906
HD Supply, Inc.:
7.5% 7/15/20		10,000	10,775
8.125% 4/15/19		10,000	11,138
HealthSouth Corp.:
7.25% 10/1/18		13,000	13,894
7.75% 9/15/22		14,000	15,330
Hertz Corp. 6.75% 4/15/19		30,000	32,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		15,000	15,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		15,000	15,450
7.75% 1/15/16		18,000	18,360
8% 1/15/18		68,000	70,720
International Lease Finance Corp. 3.875% 4/15/18		40,000	40,100
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,350
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	32,550
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	30,300
L Brands, Inc. 5.625% 10/15/23		15,000	15,225
Liberty Property LP 3.375% 6/15/23		52,000	47,250
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	17,700
6.5% 1/15/28		5,000	4,375
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
MasTec, Inc. 4.875% 3/15/23		$ 10,000	$ 9,450
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,350
7.625% 1/15/17		20,000	22,750
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,711
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,163
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	25,313
Neustar, Inc. 4.5% 1/15/23		20,000	18,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,863
NiSource Finance Corp.:
4.45% 12/1/21		73,000	73,869
5.25% 2/15/43		67,000	64,892
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,800
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,100
Oil States International, Inc. 6.5% 6/1/19		25,000	26,594
PNK Finance Corp. 6.375% 8/1/21 (d)		5,000	5,113
Prudential Financial, Inc. 4.5% 11/16/21		80,000	85,027
Puget Energy, Inc.:
5.625% 7/15/22		180,000	195,751
6% 9/1/21		10,000	11,183
6.5% 12/15/20		20,000	22,757
R.R. Donnelley & Sons Co. 6.5% 11/15/23		5,000	5,050
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,029
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	81,600
8.5% 5/15/18 (c)		5,000	5,275
9.875% 8/15/19		10,000	11,125
Rite Aid Corp. 9.25% 3/15/20		40,000	45,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,106
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	14,040
Samson Investment Co. 10.5% 2/15/20 (c)(d)		45,000	49,050
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,956
Sears Holdings Corp. 6.625% 10/15/18		5,000	4,525
SemGroup Corp. 7.5% 6/15/21 (d)		50,000	52,875
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,900
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	10,100
5.875% 10/1/20 (d)		5,000	5,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
SLM Corp.:
4.875% 6/17/19		$ 50,000	$ 49,823
5.5% 1/15/19		10,000	10,258
8% 3/25/20		10,000	11,325
Sprint Communications, Inc.:
7% 8/15/20		170,000	184,025
9% 11/15/18 (d)		25,000	30,125
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	10,225
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,475
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,325
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)		25,000	26,145
6.464% 4/28/19		20,000	21,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,475
5.25% 5/1/23		24,000	23,250
Tenet Healthcare Corp.:
6% 10/1/20 (d)		15,000	15,656
8.125% 4/1/22		20,000	21,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,150
The AES Corp.:
4.875% 5/15/23		225,000	210,375
7.375% 7/1/21		47,000	52,993
The Geo Group, Inc. 5.875% 1/15/22 (d)		10,000	9,925
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,150
Toll Brothers Finance Corp.:
4% 12/31/18		10,000	10,175
4.375% 4/15/23		20,000	18,550
5.625% 1/15/24		5,000	5,038
TransDigm, Inc.:
5.5% 10/15/20		10,000	9,775
7.5% 7/15/21		5,000	5,375
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		20,000	21,100
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,850
Tronox Finance LLC 6.375% 8/15/20		15,000	15,300
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,650
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 10,000	$ 9,975
6% 7/15/26		20,000	17,200
6% 7/15/28		10,000	8,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		2,000	2,065
6.875% 12/1/18 (d)		10,000	10,700
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	108,961
6.55% 9/15/43		339,000	395,300
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	63,225
Walter Energy, Inc. 8.5% 4/15/21		5,000	4,163
Western Refining, Inc. 6.25% 4/1/21		15,000	15,113
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,225
5.75% 3/15/21		15,000	15,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	11,100
13.375% 10/15/19		5,000	5,788
TOTAL UNITED STATES OF AMERICA			5,355,917
TOTAL NONCONVERTIBLE BONDS (Cost $12,217,460)			12,439,342
Commercial Mortgage Securities - 0.3%

United States of America - 0.3%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,321)		135,000	146,214
Foreign Government and Government Agency Obligations - 73.7%

Australia - 4.6%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,707,000	1,683,823
5.75% 5/15/21	AUD	550,000	549,417
5.75% 7/15/22	AUD	424,000	424,297
TOTAL AUSTRALIA			2,657,537
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 2.7%
Belgian Kingdom:
2.25% 6/22/23	EUR	570,000	$ 763,977
4.25% 9/28/22	EUR	500,000	788,599
TOTAL BELGIUM			1,552,576
Brazil - 3.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	197,750
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	497,440
2.625% 1/5/23		500,000	430,000
10% 1/1/18	BRL	1,600,000	625,426
10% 1/1/23	BRL	1,300,000	465,391
TOTAL BRAZIL			2,216,007
Canada - 4.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	708,647
1.5% 6/1/23	CAD	380,000	320,205
2.75% 6/1/22 (g)	CAD	880,000	833,997
4% 6/1/41	CAD	168,000	179,843
Ontario Province 4.65% 6/2/41	CAD	200,000	202,918
Province of Quebec 4.25% 12/1/21	CAD	270,000	271,556
TOTAL CANADA			2,517,166
France - 21.7%
French Government:
OAT 3.25% 5/25/45	EUR	350,000	462,766
yield at date of purchase 0% 3/20/14	EUR	1,840,000	2,530,604
0.25% 11/25/15	EUR	2,180,000	2,995,216
1% 5/25/18	EUR	2,200,000	3,019,234
1% 11/25/18	EUR	2,610,000	3,552,248
TOTAL FRANCE			12,560,068
Germany - 8.3%
German Federal Republic:
yield at date of purchase 0% 4/16/14 to 6/25/14	EUR	1,610,000	2,213,421
2% 8/15/23	EUR	1,790,000	2,474,963
2.25% 9/4/20	EUR	80,000	116,598
TOTAL GERMANY			4,804,982
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 2.4%
Buoni Poliennali del Tesoro 3.5% 12/1/18	EUR	1,000,000	$ 1,426,956
Japan - 4.5%
Japan Government:
0.8% 6/20/23	JPY	21,250,000	203,596
1.6% 3/20/33	JPY	43,100,000	413,717
1.7% 3/20/32	JPY	80,250,000	792,862
1.7% 12/20/32	JPY	27,150,000	265,717
1.7% 9/20/33	JPY	17,000,000	164,772
1.8% 3/20/43	JPY	33,050,000	319,058
1.8% 9/20/43	JPY	30,000,000	289,341
2% 3/20/42	JPY	17,000,000	171,630
TOTAL JAPAN			2,620,693
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,464,987
3% 3/10/23	KRW	730,000,000	661,059
TOTAL KOREA (SOUTH)			2,126,046
Malaysia - 1.8%
Malaysian Government:
3.418% 8/15/22	MYR	2,550,000	735,794
3.48% 3/15/23	MYR	1,040,000	301,839
TOTAL MALAYSIA			1,037,633
Mexico - 3.6%
United Mexican States:
7.5% 6/3/27	MXN	6,990,000	570,876
7.75% 11/13/42	MXN	4,750,000	371,880
8% 12/7/23	MXN	10,770,000	917,469
8.5% 5/31/29	MXN	2,550,000	221,837
TOTAL MEXICO			2,082,062
Netherlands - 3.1%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,365,000	1,802,204
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	400,000	338,147
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	$ 273,176
6.75% 3/31/21	ZAR	1,400,000	126,654
TOTAL SOUTH AFRICA			399,830
Spain - 3.8%
Spanish Kingdom:
3.75% 10/31/18	EUR	550,000	791,275
4.4% 10/31/23 (d)	EUR	1,000,000	1,398,988
TOTAL SPAIN			2,190,263
Sweden - 1.6%
Swedish Kingdom 3.75% 8/12/17	SEK	5,480,000	921,853
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
4.25% 6/7/32	GBP	140,000	254,773
4.5% 12/7/42	GBP	630,000	1,206,600
TOTAL UNITED KINGDOM			1,461,373
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,510,220)			42,715,396
Bank Loan Obligations - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		10,000	10,213
First Data Corp. term loan 4.164% 3/24/18 (i)		15,000	14,963
TOTAL BANK LOAN OBLIGATIONS (Cost $24,752)			25,176
Preferred Securities - 1.6%
	Principal Amount (b)	Value
France - 0.4%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)	$ 200,000	$ 225,243
Germany - 0.6%
Allianz SE 4.75% (Reg. S) (e)(i)	100,000	142,079
RWE AG 4.625% (e)(i)	150,000	213,969
TOTAL GERMANY		356,048
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	322,664
TOTAL PREFERRED SECURITIES (Cost $852,366)		903,955
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,164,143)	1,164,143	1,164,143
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90%	2/19/14	EUR	2,250,000	1,282
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90%	2/19/14	EUR	300,000	171
TOTAL PURCHASED SWAPTIONS (Cost $10,624)				1,453
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $57,933,886)	57,395,679
NET OTHER ASSETS (LIABILITIES) - 0.9%	548,809
NET ASSETS - 100%	$ 57,944,488
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 Euro-Buxl Index Contracts (Germany)	March 2014	$ 335,726	$ (3,950)
3 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	529,374	(12,920)
TOTAL BOND INDEX CONTRACTS		865,100	(16,870)
Sold
Bond Index Contracts
16 Euro-Bobl Index Contracts (Germany)	March 2014	2,738,854	24,856
Treasury Contracts
52 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	6,398,438	129,252
1 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	128,313	3,006
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	408,750	10,714
TOTAL TREASURY CONTRACTS		6,935,501	142,972
TOTAL SOLD		9,674,355	167,828
		$ 10,539,455	$ 150,958

The face value of futures purchased as a percentage of net assets is 1.5%

The face value of futures sold as a percentage of net assets is 16.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $13,611,350.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/3/14	MXN	Deutsche Bank AG	Sell	996,311	$ 76,120	$ (188)
2/25/14	AUD	Barclays Bank PLC	Buy	140,000	124,133	420
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	AUD	Citibank NA	Sell	747,000	$ 669,760	$ 5,184
2/25/14	BRL	BNP Paribas	Sell	4,704,000	1,943,079	(23,228)
2/25/14	BRL	Barclays Bank PLC	Sell	754,000	318,587	3,410
2/25/14	BRL	JPMorgan Chase Bank	Buy	733,000	304,250	2,149
2/25/14	CAD	Barclays Bank PLC	Buy	28,000	26,119	205
2/25/14	CAD	Citibank NA	Buy	247,000	230,740	1,468
2/25/14	CHF	BNP Paribas	Buy	1,069,000	1,181,559	17,339
2/25/14	CHF	Deutsche Bank AG	Sell	57,000	63,990	63
2/25/14	CLP	Barclays Bank PLC	Buy	346,260,000	643,331	11,502
2/25/14	CLP	Citibank NA	Sell	296,000,000	553,271	(6,512)
2/25/14	CZK	Barclays Bank PLC	Buy	5,723,000	282,932	5,395
2/25/14	DKK	Barclays Bank PLC	Buy	2,888,000	525,395	7,410
2/25/14	EUR	Barclays Bank PLC	Sell	95,000	128,867	(1,822)
2/25/14	EUR	Barclays Bank PLC	Sell	180,000	248,000	379
2/25/14	EUR	Barclays Bank PLC	Sell	591,000	807,448	(5,576)
2/25/14	EUR	Barclays Bank PLC	Sell	925,000	1,271,611	(889)
2/25/14	EUR	Deutsche Bank AG	Sell	176,000	242,380	261
2/25/14	EUR	Morgan Stanley Capital Svc LLC	Sell	64,000	86,981	(1,062)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	GBP	Morgan Stanley Capital Svc LLC	Buy	536,000	$ 876,842	$ 10,410
2/25/14	IDR	Barclays Bank PLC	Buy	6,642,300,000	541,786	(1,435)
2/25/14	IDR	Barclays Bank PLC	Sell	6,697,200,000	540,966	(3,851)
2/25/14	JPY	Deutsche Bank AG	Buy	24,750,000	235,841	(757)
2/25/14	JPY	Goldman Sachs Bank USA	Buy	789,950,000	7,710,628	(207,399)
2/25/14	KRW	Barclays Bank PLC	Sell	122,200,000	114,639	(1,106)
2/25/14	KRW	JPMorgan Chase Bank	Buy	510,200,000	479,827	3,424
2/25/14	MXN	BNP Paribas	Buy	7,455,000	565,904	2,511
2/25/14	MXN	Citibank NA	Sell	3,862,000	296,450	1,988
2/25/14	MYR	Barclays Bank PLC	Sell	164,000	50,642	619
2/25/14	NOK	JPMorgan Chase Bank	Buy	1,417,000	229,887	3,257
2/25/14	NZD	Barclays Bank PLC	Buy	331,000	269,474	1,666
2/25/14	PLN	Deutsche Bank AG	Buy	2,261,000	725,993	19,841
2/25/14	SEK	Barclays Bank PLC	Buy	9,278,000	1,411,332	29,791
2/25/14	SEK	JPMorgan Chase Bank	Sell	9,625,000	1,473,658	(21,363)
2/25/14	THB	Barclays Bank PLC	Buy	14,128,000	436,184	(6,250)
2/25/14	THB	JPMorgan Chase Bank	Buy	4,065,000	124,763	(1,059)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	TRY	Barclays Bank PLC	Buy	293,000	$ 141,802	$ (7,058)
2/25/14	TRY	Barclays Bank PLC	Sell	903,000	433,916	18,645
2/25/14	TRY	Goldman Sachs Bank USA	Buy	602,000	286,753	(9,906)
2/25/14	TWD	Goldman Sachs Bank USA	Sell	17,235,000	578,259	(363)
2/25/14	ZAR	Barclays Bank PLC	Buy	4,466,000	421,226	1,120
2/25/14	ZAR	Goldman Sachs Bank USA	Sell	2,512,000	238,219	662
						$ (150,705)

For the period, the average contract value for foreign currency contracts was $99,490,059. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 2,000,000	$ (84,270)	$ 0	$ (84,270)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	(3,208)	(19,498)	(22,706)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(4,051)	(1,787)	(5,838)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(6,998)	(905)	(7,903)
Rentokil Initial PLC	Dec. 2018	Credit Suisse Intl.	(1%)	EUR	225,000	(805)	0	(805)
Royal Bank Of Scotland PLC	Dec. 2018	Deutsche Bank AG	(5%)	EUR	200,000	(43,129)	31,454	(11,675)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(3,182)	(7,256)	(10,438)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	200,000	(2,616)	(4,356)	(6,972)
TOTAL CREDIT DEFAULT SWAPS						$ (148,259)	$ (2,348)	$ (150,607)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,138,255 or 7.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,702.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $91,652.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,184
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 12,439,342	$ -	$ 12,439,342	$ -
Commercial Mortgage Securities	146,214	-	146,214	-
Foreign Government and Government Agency Obligations	42,715,396	-	42,715,396	-
Bank Loan Obligations	25,176	-	25,176	-
Preferred Securities	903,955	-	903,955	-
Money Market Funds	1,164,143	1,164,143	-	-
Purchased Swaptions	1,453	-	1,453	-
Total Investments in Securities:	$ 57,395,679	$ 1,164,143	$ 56,231,536	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 149,119	$ -	$ 149,119	$ -
Futures Contracts	167,828	167,828	-	-
Total Assets	$ 316,947	$ 167,828	$ 149,119	$ -
Liabilities
Foreign Currency Contracts	$ (299,824)	$ -	$ (299,824)	$ -
Futures Contracts	(16,870)	(16,870)	-	-
Swaps	(148,259)	-	(148,259)	-
Total Liabilities	$ (464,953)	$ (16,870)	$ (448,083)	$ -
Total Other Derivative Instruments:	$ (148,006)	$ 150,958	$ (298,964)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 1,453	$ -
Swaps (d)	-	(148,259)
Total Credit Risk	1,453	(148,259)
Foreign Exchange Risk
Foreign Currency Contracts (a)	149,119	(299,824)
Interest Rate Risk
Futures Contracts (b)	167,828	(16,870)
Total Value of Derivatives	$ 318,400	$ (464,953)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Barclays Bank PLC	$ 82,015	$ (30,603)	$ -	$ -	$ 51,412
Deutsche Bank AG	20,165	(47,282)	-	-	(27,117)
BNP Paribas	19,850	(23,228)	-	-	(3,378)
Morgan Stanley Capital Svc LLC	10,410	(1,062)	-	-	9,348
JPMorgan Chase Bank	8,830	(22,422)	-	-	(13,592)
Citibank NA	8,640	(16,692)	-	-	(8,052)
Goldman Sachs Bank USA	662	(217,668)	-	-	(217,006)
Centrally Cleared OTC Swaps	-	(84,270)	-	91,652	7,382
Credit Suisse Intl.	-	(4,856)	-	-	(4,856)
Exchange Traded Futures	167,828	(16,870)	-	186,702	337,660
Total	$ 318,400	$ (464,953)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $56,769,743)	$ 56,231,536
Fidelity Central Funds (cost $1,164,143)	1,164,143
Total Investments (cost $57,933,886)		$ 57,395,679
Cash		42,942
Foreign currency held at value (cost $552,151)		562,544
Receivable for investments sold		4,621
Unrealized appreciation on foreign currency contracts		149,119
Receivable for fund shares sold		93,385
Interest receivable		536,163
Distributions receivable from Fidelity Central Funds		104
Receivable for daily variation margin for derivative instruments		3,519
Prepaid expenses		122
Receivable from investment adviser for expense reductions		11,196
Total assets		58,799,394

Liabilities
Payable for investments purchased Regular delivery	$ 304,392
Delayed delivery	5,000
Unrealized depreciation on foreign currency contracts	299,824
Payable for fund shares redeemed	69,984
Bi-lateral OTC swaps, at value	63,989
Accrued management fee	27,226
Distribution and service plan fees payable	3,683
Audit fees payable	70,637
Other affiliated payables	7,572
Other payables and accrued expenses	2,599
Total liabilities		854,906

Net Assets		$ 57,944,488
Net Assets consist of:
Paid in capital		$ 59,480,159
Distributions in excess of net investment income		(518,981)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(315,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(701,333)
Net Assets		$ 57,944,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,103,270 ÷ 322,386 shares)	$ 9.63

Maximum offering price per share (100/96.00 of $9.63)	$ 10.03
Class T: Net Asset Value and redemption price per share ($3,045,068 ÷ 316,377 shares)	$ 9.62

Maximum offering price per share (100/96.00 of $9.62)	$ 10.02
Class C: Net Asset Value and offering price per share ($2,822,575 ÷ 293,454 shares)A	$ 9.62

International Bond: Net Asset Value, offering price and redemption price per share ($46,346,589 ÷ 4,813,883 shares)	$ 9.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,626,986 ÷ 272,876 shares)	$ 9.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 24,269
Interest		2,113,487
Income from Fidelity Central Funds		6,184
Income before foreign taxes withheld		2,143,940
Less foreign taxes withheld		(10,218)
Total income		2,133,722

Expenses
Management fee	$ 430,505
Transfer agent fees	87,874
Distribution and service plan fees	43,283
Accounting fees and expenses	39,587
Custodian fees and expenses	18,260
Independent trustees' compensation	290
Registration fees	112,868
Audit	125,214
Legal	164
Interest	44
Miscellaneous	904
Total expenses before reductions	858,993
Expense reductions	(246,258)	612,735
Net investment income (loss)		1,520,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,444,383)
Foreign currency transactions	(1,706,735)
Futures contracts	184,555
Swaps	(157,295)
Total net realized gain (loss)		(3,123,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,710,423)
Assets and liabilities in foreign currencies	(59,441)
Futures contracts	124,950
Swaps	(114,666)
Total change in net unrealized appreciation (depreciation)		(2,759,580)
Net gain (loss)		(5,883,438)
Net increase (decrease) in net assets resulting from operations		$ (4,362,451)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,520,987	$ 530,514
Net realized gain (loss)	(3,123,858)	(259,974)
Change in net unrealized appreciation (depreciation)	(2,759,580)	2,058,247
Net increase (decrease) in net assets resulting from operations	(4,362,451)	2,328,787
Distributions to shareholders from net investment income	-	(529,263)
Distributions to shareholders from net realized gain	(197,460)	(829,513)
Return of capital	(1,448,132)	-
Total distributions	(1,645,592)	(1,358,776)
Share transactions - net increase (decrease)	(34,854,834)	97,837,354
Total increase (decrease) in net assets	(40,862,877)	98,807,365

Net Assets
Beginning of period	98,807,365	-
End of period (including distributions in excess of net investment income of $518,981 and undistributed net investment income of $103,984, respectively)	$ 57,944,488	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.177	.083
Net realized and unrealized gain (loss)	(.549)	.334
Total from investment operations	(.372)	.417
Distributions from net investment income	-	(.080)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.182)	-
Total distributions	(.198)	(.217)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C, D	(3.65)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%	1.60% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.81%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,103	$ 2,768
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.177	.083
Net realized and unrealized gain (loss)	(.558)	.334
Total from investment operations	(.381)	.417
Distributions from net investment income	-	(.080)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.183)	-
Total distributions	(.199)	(.217)
Net asset value, end of period	$ 9.62	$ 10.20
Total Return B, C, D	(3.74)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%	1.59% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.81%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,045	$ 2,827
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.036
Net realized and unrealized gain (loss)	(.543)	.326
Total from investment operations	(.440)	.362
Distributions from net investment income	-	(.035)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.114)	-
Total distributions	(.130)	(.172)
Net asset value, end of period	$ 9.62	$ 10.19
Total Return B, C, D	(4.32)%	3.62%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%	2.35% A
Expenses net of fee waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75% A
Net investment income (loss)	1.06%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,823	$ 2,797
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Bond

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.203	.099
Net realized and unrealized gain (loss)	(.551)	.333
Total from investment operations	(.348)	.432
Distributions from net investment income	-	(.095)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.206)	-
Total distributions	(.222)	(.232)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07%	1.26% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.06%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,347	$ 87,752
Portfolio turnover rate F	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.201	.099
Net realized and unrealized gain (loss)	(.549)	.333
Total from investment operations	(.348)	.432
Distributions from net investment income	-	(.095)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.206)	-
Total distributions	(.222)	(.232)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08%	1.34% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.06%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627	$ 2,664
Portfolio turnover rate F	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined

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Investment Valuation - continued

in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,331,849
Gross unrealized depreciation	(2,028,185)
Net unrealized appreciation (depreciation) on securities and other investments	$ (696,336)

Tax Cost	$ 58,092,015

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ (837,631)

At December 31, 2013 the Fund was required to defer approximately $273,840 of losses on futures and foreign currency contracts.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 197,460	$ 1,358,776
Return of Capital	1,448,132	-
Total	$ 1,645,592	$ 1,358,776

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to

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Risk Exposures and the Use of Derivative Instruments - continued

certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (42,943)	$ 6,351
Swaps	(157,295)	(114,666)
Total Credit Risk	(200,238)	(108,315)
Foreign Exchange Risk
Foreign Currency Contracts	(1,530,588)	(55,304)
Interest Rate Risk
Futures Contracts	184,555	124,950
Totals (a)	$ (1,546,271)	$ (38,669)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Annual Report

4. Derivative Instruments - continued

Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $143,919,751 and $148,153,667, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,417	$ 6,352
Class T	-%	.25%	7,317	6,118
Class C	.75%	.25%	28,549	27,603
			$ 43,283	$ 40,073

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 521
Class T	274
Class C*	302
$ 1,097

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,271.18
Class T	5,123.18
Class C	5,274.18
International Bond	67,998.11
Institutional Class	4,208.14
	$ 87,874

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,000.32%		$ 44

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 10,622
Class T	1.00%	10,385
Class C	1.75%	10,433
International Bond	.75%	204,801
Institutional Class	.75%	9,647
		$ 245,888

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $232.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $138.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012 A
From net investment income
Class A	$ -	$ 20,887
Class T	-	20,828
Class C	-	9,298
International Bond	-	454,379
Institutional Class	-	23,871
Total	$ -	$ 529,263
From net realized gain
Class A	$ 4,760	$ 36,588
Class T	4,505	36,449
Class C	4,465	37,021
International Bond	178,174	684,900
Institutional Class	5,556	34,555
Total	$ 197,460	$ 829,513
From return of capital
Class A	$ 55,624	$ -
Class T	55,472	-
Class C	33,737	-
International Bond	1,243,344	-
Institutional Class	59,955	-
Total	$ 1,448,132	$ -

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012 A	2013	2012 A
Class A
Shares sold	73,601	266,559	$ 725,313	$ 2,670,421
Reinvestment of distributions	6,097	5,504	59,259	56,287
Shares redeemed	(28,799)	(576)	(280,209)	(5,989)
Net increase (decrease)	50,899	271,487	$ 504,363	$ 2,720,719
Class T
Shares sold	42,121	271,604	$ 411,442	$ 2,722,970
Reinvestment of distributions	6,161	5,601	59,880	57,277
Shares redeemed	(9,109)	(1)	(87,059)	(15)
Net increase (decrease)	39,173	277,204	$ 384,263	$ 2,780,232

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012 A	2013	2012 A
Class C
Shares sold	40,592	269,813	$ 398,419	$ 2,702,420
Reinvestment of distributions	3,907	4,527	37,975	46,258
Shares redeemed	(25,382)	(3)	(246,282)	(30)
Net increase (decrease)	19,117	274,337	$ 190,112	$ 2,748,648
International Bond
Shares sold	5,056,843	9,352,055	$ 50,634,217	$ 94,597,632
Reinvestment of distributions	139,392	109,359	1,362,761	1,118,473
Shares redeemed	(8,987,406)	(856,360)	(88,078,426)	(8,742,874)
Net increase (decrease)	(3,791,171)	8,605,054	$ (36,081,448)	$ 86,973,231
Institutional Class
Shares sold	98,155	255,482	$ 993,202	$ 2,556,098
Reinvestment of distributions	6,728	5,712	65,511	58,426
Shares redeemed	(93,201)	-	(910,837)	-
Net increase (decrease)	11,682	261,194	$ 147,876	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity International Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Institutional Class and the retail class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 28, 2014.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZ-UANN-0214
1.939020.101

Fidelity®

International Bond

Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Life of fund A
Fidelity® International Bond Fund	-3.41%	0.47%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Bond Fund, a class of the fund, on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global bond markets were challenged for the 12 months ending December 31, 2013, their negative returns due largely to rising yields. Early-period concerns over events in Italy and Cyprus gave way to worry over when the U.S. Federal Reserve might taper its supportive bond-buying; U.S. and international bond yields rose sharply. By autumn, policymakers in the U.S. and China had made clear their intentions to maintain accommodative monetary policies; however, the relative strength of the U.S. dollar globally generally tempered gains for U.S. investors with foreign, local-currency holdings. Against a strong tilt toward equities, global bond markets declined: The Barclays® Global Aggregate GDP Weighted Index, a measure of worldwide investment-grade fixed-rate bond performance that adjusts country weightings based on national gross domestic product (GDP) figures, returned -1.77% for the full year. Regionally within the index, Japan (-16%) was hardest hit, mainly on yen weakness. Commodities-dependent Canada and Australia/New Zealand also suffered. Conversely, the eurozone (+6%) managed a positive result, but the euro's general strength masked some country-specific weakness. U.S. bonds (-2%) also lost ground. Among sectors, foreign-government-issued sovereign debt (-7%) proved weakest, given concerns about economic growth in Europe and some Asian markets, especially China. Lastly, lower-quality and shorter-term debt outperformed.

Comments from Jamie Stuttard, Lead Portfolio Manager of Fidelity® International Bond Fund: For the year, the fund's Retail Class shares returned -3.41%, underperforming the -1.29% return of the Barclays® Global Aggregate Ex USD GDP Weighted Index. The fund's shorter duration, underweighting in peripheral Europe and exposure to emerging markets hurt relative results. The fund maintained an initially beneficial short-duration position, with major underweightings in Japan along with Italy and Spain, where we believed ECB actions would be insufficient to bolster weak fundamentals. Following a midyear correction, we took the opportunity to add to positions in bonds from Mexico and Brazil. Whilst these positions helped during the third quarter, subsequent market volatility detracted from performance. As of period end, the fund retains its shorter-duration stance versus the index and, in particular, its underweighting in low-yielding markets. Conversely, the fund is overweighted markets offering improving fundamentals and steeper yield curves, as well as higher-yielding government bonds. We also remain overweighted in corporate credit and underweighted in the Japanese yen.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,029.40	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 1,025.40	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
International Bond	.75%
Actual		$ 1,000.00	$ 1,030.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,030.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2013	As of June 30, 2013
European Monetary Unit	44.0%	44.5%
Japanese Yen	17.9%	18.8%
British Pound	8.2%	6.6%
Canadian Dollar	4.7%	4.3%
Korean Won	4.3%	5.1%
Mexican Peso	4.1%	5.4%
Australian Dollar	3.7%	3.8%
US Dollar	3.1%	(2.1)%
Swiss Franc	2.0%	2.0%
Malaysian Ringgit	1.7%	2.3%
Other	6.3%	9.3%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
France 23.1%	France 10.0%
United States of America 12.5%	United States of America 17.2%
Germany 9.5%	United Kingdom 11.6%
United Kingdom 6.0%	Germany 7.9%
Netherlands 4.9%	Netherlands 4.0%
Australia 4.7%	Australia 3.8%
Canada 4.6%	Canada 4.7%
Japan 4.5%	Japan 6.2%
Brazil 3.8%	Brazil 2.7%
Other 26.4%	Other 31.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 3.4%
AAA 14.9%	AAA 25.3%
AA 29.2%	AA 25.8%
A 2.3%	A 3.5%
BBB 25.1%	BBB 25.5%
BB and Below 8.3%	BB and Below 7.2%
Not Rated 9.1%	Not Rated 6.5%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	8.2	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	5.5	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Corporate Bonds 21.5%		Corporate Bonds 15.4%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 3.4%
	CMOs and Other Mortgage Related Securities 0.3%		CMOs and Other Mortgage Related Securities 4.1%
	Foreign Government and Government Agency Obligations 65.5%		Foreign Government and Government Agency Obligations 73.4%
	Other Investments 1.6%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 11.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Futures and Swaps	8.8%	** Futures and Swaps	16.6%
* Foreign Currency Contracts	12.9%	** Foreign Currency Contracts	21.4%

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,750
7% 11/1/15 (d)		18,000	18,675
TOTAL AUSTRALIA			70,425
Bermuda - 0.0%
Aircastle Ltd.:
4.625% 12/15/18		5,000	5,038
6.25% 12/1/19		5,000	5,356
NCL Corp. Ltd. 5% 2/15/18		15,000	15,450
TOTAL BERMUDA			25,844
British Virgin Islands - 0.4%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	204,977
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		50,000	52,125
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,350
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,163
9.75% 11/1/19 (d)		5,000	4,900
10.875% 2/15/18 (d)		5,000	5,053
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	10,988
TOTAL CANADA			146,379
Cayman Islands - 1.2%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	4,875
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	5,100
7.5% 11/1/19		30,000	32,625
Seagate HDD Cayman 3.75% 11/15/18 (d)		15,000	15,169
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	303,178
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	170,000	308,323
TOTAL CAYMAN ISLANDS			669,270
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	199,789
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	139,780
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	$ 276,989
France - 1.0%
BPCE SA 5.7% 10/22/23 (d)		300,000	309,078
Casino Guichard Perrachon SA 4.87% 12/31/49 (i)	EUR	200,000	275,140
TOTAL FRANCE			584,218
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	153,535
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	209,242
TOTAL GERMANY			362,777
Ireland - 0.5%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		270,000	280,379
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	30,000
7.5% 10/15/27		25,000	26,688
TOTAL LIBERIA			56,688
Luxembourg - 0.7%
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	100,000	138,464
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)		5,000	5,063
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	43,200
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		15,000	16,088
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		35,000	36,138
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	145,414
TOTAL LUXEMBOURG			394,517
Marshall Islands - 0.1%
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		20,000	20,100
8.125% 2/15/19		20,000	20,550
TOTAL MARSHALL ISLANDS			40,650
Netherlands - 1.8%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	207,513
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Deutsche Annington Finance BV 5% 10/2/23 (d)		$ 300,000	$ 296,535
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		60,000	60,450
5.75% 2/15/21 (d)		5,000	5,225
Petrobras Global Finance BV 5.625% 5/20/43		53,000	43,265
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	311,146
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	137,935
TOTAL NETHERLANDS			1,062,069
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S) (i)	EUR	100,000	138,230
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	70,322
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,300
TOTAL NORWAY			229,852
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,875
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	269,272
United Kingdom - 3.6%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	158,888
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	92,948
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	323,305
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	217,741
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	197,534
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	140,062
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	229,984
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,563
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	218,355
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	181,373
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	298,922
TOTAL UNITED KINGDOM			2,064,675
United States of America - 9.2%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)		15,000	15,525
ADT Corp. 6.25% 10/15/21 (d)		10,000	10,500
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (d)		55,000	55,069
Ally Financial, Inc. 2.75% 1/30/17		10,000	10,038
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,763
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 5,000	$ 5,138
6.25% 3/15/21		15,000	15,938
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,550
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)		5,000	5,050
6% 12/1/20		25,000	26,250
Aon Corp. 5% 9/30/20		73,000	80,090
APX Group, Inc.:
8.75% 12/1/20		15,000	15,300
8.75% 12/1/20 (d)		5,000	5,088
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,675
Ashland, Inc. 3.875% 4/15/18		15,000	15,188
Audatex North America, Inc.:
6% 6/15/21 (d)		30,000	31,425
6.125% 11/1/23 (d)		5,000	5,150
Ball Corp. 4% 11/15/23		20,000	17,900
Best Buy Co., Inc. 5% 8/1/18		30,000	31,464
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,125
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,238
6.875% 8/15/18 (d)		30,000	31,875
CBRE Group, Inc. 6.625% 10/15/20		15,000	16,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		190,000	177,413
7% 1/15/19		13,000	13,699
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,125
Ceridian Corp. 11.25% 11/15/15		15,000	15,113
Chesapeake Energy Corp.:
6.125% 2/15/21		230,000	246,675
6.875% 11/15/20		25,000	28,250
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5.375% 5/15/20		22,000	23,375
5.5% 2/15/19 (d)		21,000	22,523
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	5,050
5.25% 8/1/20		15,000	15,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 15,000	$ 14,400
5.5% 12/15/16		10,000	8,800
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,069
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	30,975
8% 11/15/19		15,000	16,275
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,269
8.25% 4/1/20		15,000	16,238
Covanta Holding Corp. 7.25% 12/1/20		20,000	21,834
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (d)		5,000	5,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		55,000	51,425
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,663
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)		5,000	5,038
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	99,825
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,893
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,025
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		71,000	69,225
Discover Financial Services 3.85% 11/21/22		75,000	71,005
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,975
9.875% 4/15/18		5,000	5,375
Emergency Medical Services Corp. 8.125% 6/1/19		13,000	14,089
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		30,000	30,300
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,600
ERP Operating LP 4.625% 12/15/21		73,000	76,859
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	86,531
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,563
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)		25,000	26,125
Fifth Third Bancorp 8.25% 3/1/38		67,000	88,950
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,200
7.375% 6/15/19 (d)		10,000	10,675
12.625% 1/15/21		10,000	11,738
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,500
FirstEnergy Corp. 7.375% 11/15/31		133,000	144,171
FTI Consulting, Inc. 6.75% 10/1/20		25,000	27,000
GenCorp, Inc. 7.125% 3/15/21		5,000	5,350
General Motors Co.:
3.5% 10/2/18 (d)		10,000	10,225
6.25% 10/2/43 (d)		10,000	10,388
General Motors Financial Co., Inc. 3.25% 5/15/18 (d)		15,000	15,000
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,325
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)		20,000	20,450
5.375% 11/1/23 (d)		10,000	9,825
GMAC LLC 8% 12/31/18		10,000	11,800
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	29,025
HCA Holdings, Inc. 8% 10/1/18		5,000	5,906
HD Supply, Inc.:
7.5% 7/15/20		10,000	10,775
8.125% 4/15/19		10,000	11,138
HealthSouth Corp.:
7.25% 10/1/18		13,000	13,894
7.75% 9/15/22		14,000	15,330
Hertz Corp. 6.75% 4/15/19		30,000	32,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)		15,000	15,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		15,000	15,450
7.75% 1/15/16		18,000	18,360
8% 1/15/18		68,000	70,720
International Lease Finance Corp. 3.875% 4/15/18		40,000	40,100
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,350
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	32,550
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	30,300
L Brands, Inc. 5.625% 10/15/23		15,000	15,225
Liberty Property LP 3.375% 6/15/23		52,000	47,250
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	17,700
6.5% 1/15/28		5,000	4,375
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
MasTec, Inc. 4.875% 3/15/23		$ 10,000	$ 9,450
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,350
7.625% 1/15/17		20,000	22,750
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,711
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,163
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	25,313
Neustar, Inc. 4.5% 1/15/23		20,000	18,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,863
NiSource Finance Corp.:
4.45% 12/1/21		73,000	73,869
5.25% 2/15/43		67,000	64,892
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,800
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	39,100
Oil States International, Inc. 6.5% 6/1/19		25,000	26,594
PNK Finance Corp. 6.375% 8/1/21 (d)		5,000	5,113
Prudential Financial, Inc. 4.5% 11/16/21		80,000	85,027
Puget Energy, Inc.:
5.625% 7/15/22		180,000	195,751
6% 9/1/21		10,000	11,183
6.5% 12/15/20		20,000	22,757
R.R. Donnelley & Sons Co. 6.5% 11/15/23		5,000	5,050
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,029
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	81,600
8.5% 5/15/18 (c)		5,000	5,275
9.875% 8/15/19		10,000	11,125
Rite Aid Corp. 9.25% 3/15/20		40,000	45,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,106
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	14,040
Samson Investment Co. 10.5% 2/15/20 (c)(d)		45,000	49,050
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,956
Sears Holdings Corp. 6.625% 10/15/18		5,000	4,525
SemGroup Corp. 7.5% 6/15/21 (d)		50,000	52,875
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,900
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	10,100
5.875% 10/1/20 (d)		5,000	5,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
SLM Corp.:
4.875% 6/17/19		$ 50,000	$ 49,823
5.5% 1/15/19		10,000	10,258
8% 3/25/20		10,000	11,325
Sprint Communications, Inc.:
7% 8/15/20		170,000	184,025
9% 11/15/18 (d)		25,000	30,125
Standard Pacific Corp. 10.75% 9/15/16		20,000	24,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	10,225
Steel Dynamics, Inc. 6.125% 8/15/19		30,000	32,475
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,325
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)		25,000	26,145
6.464% 4/28/19		20,000	21,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,475
5.25% 5/1/23		24,000	23,250
Tenet Healthcare Corp.:
6% 10/1/20 (d)		15,000	15,656
8.125% 4/1/22		20,000	21,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,150
The AES Corp.:
4.875% 5/15/23		225,000	210,375
7.375% 7/1/21		47,000	52,993
The Geo Group, Inc. 5.875% 1/15/22 (d)		10,000	9,925
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,150
Toll Brothers Finance Corp.:
4% 12/31/18		10,000	10,175
4.375% 4/15/23		20,000	18,550
5.625% 1/15/24		5,000	5,038
TransDigm, Inc.:
5.5% 10/15/20		10,000	9,775
7.5% 7/15/21		5,000	5,375
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		20,000	21,100
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,850
Tronox Finance LLC 6.375% 8/15/20		15,000	15,300
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,650
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 10,000	$ 9,975
6% 7/15/26		20,000	17,200
6% 7/15/28		10,000	8,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		2,000	2,065
6.875% 12/1/18 (d)		10,000	10,700
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	108,961
6.55% 9/15/43		339,000	395,300
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	63,225
Walter Energy, Inc. 8.5% 4/15/21		5,000	4,163
Western Refining, Inc. 6.25% 4/1/21		15,000	15,113
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,225
5.75% 3/15/21		15,000	15,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	11,100
13.375% 10/15/19		5,000	5,788
TOTAL UNITED STATES OF AMERICA			5,355,917
TOTAL NONCONVERTIBLE BONDS (Cost $12,217,460)			12,439,342
Commercial Mortgage Securities - 0.3%

United States of America - 0.3%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,321)		135,000	146,214
Foreign Government and Government Agency Obligations - 73.7%

Australia - 4.6%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,707,000	1,683,823
5.75% 5/15/21	AUD	550,000	549,417
5.75% 7/15/22	AUD	424,000	424,297
TOTAL AUSTRALIA			2,657,537
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 2.7%
Belgian Kingdom:
2.25% 6/22/23	EUR	570,000	$ 763,977
4.25% 9/28/22	EUR	500,000	788,599
TOTAL BELGIUM			1,552,576
Brazil - 3.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	197,750
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	497,440
2.625% 1/5/23		500,000	430,000
10% 1/1/18	BRL	1,600,000	625,426
10% 1/1/23	BRL	1,300,000	465,391
TOTAL BRAZIL			2,216,007
Canada - 4.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	708,647
1.5% 6/1/23	CAD	380,000	320,205
2.75% 6/1/22 (g)	CAD	880,000	833,997
4% 6/1/41	CAD	168,000	179,843
Ontario Province 4.65% 6/2/41	CAD	200,000	202,918
Province of Quebec 4.25% 12/1/21	CAD	270,000	271,556
TOTAL CANADA			2,517,166
France - 21.7%
French Government:
OAT 3.25% 5/25/45	EUR	350,000	462,766
yield at date of purchase 0% 3/20/14	EUR	1,840,000	2,530,604
0.25% 11/25/15	EUR	2,180,000	2,995,216
1% 5/25/18	EUR	2,200,000	3,019,234
1% 11/25/18	EUR	2,610,000	3,552,248
TOTAL FRANCE			12,560,068
Germany - 8.3%
German Federal Republic:
yield at date of purchase 0% 4/16/14 to 6/25/14	EUR	1,610,000	2,213,421
2% 8/15/23	EUR	1,790,000	2,474,963
2.25% 9/4/20	EUR	80,000	116,598
TOTAL GERMANY			4,804,982
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 2.4%
Buoni Poliennali del Tesoro 3.5% 12/1/18	EUR	1,000,000	$ 1,426,956
Japan - 4.5%
Japan Government:
0.8% 6/20/23	JPY	21,250,000	203,596
1.6% 3/20/33	JPY	43,100,000	413,717
1.7% 3/20/32	JPY	80,250,000	792,862
1.7% 12/20/32	JPY	27,150,000	265,717
1.7% 9/20/33	JPY	17,000,000	164,772
1.8% 3/20/43	JPY	33,050,000	319,058
1.8% 9/20/43	JPY	30,000,000	289,341
2% 3/20/42	JPY	17,000,000	171,630
TOTAL JAPAN			2,620,693
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,464,987
3% 3/10/23	KRW	730,000,000	661,059
TOTAL KOREA (SOUTH)			2,126,046
Malaysia - 1.8%
Malaysian Government:
3.418% 8/15/22	MYR	2,550,000	735,794
3.48% 3/15/23	MYR	1,040,000	301,839
TOTAL MALAYSIA			1,037,633
Mexico - 3.6%
United Mexican States:
7.5% 6/3/27	MXN	6,990,000	570,876
7.75% 11/13/42	MXN	4,750,000	371,880
8% 12/7/23	MXN	10,770,000	917,469
8.5% 5/31/29	MXN	2,550,000	221,837
TOTAL MEXICO			2,082,062
Netherlands - 3.1%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,365,000	1,802,204
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	400,000	338,147
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	$ 273,176
6.75% 3/31/21	ZAR	1,400,000	126,654
TOTAL SOUTH AFRICA			399,830
Spain - 3.8%
Spanish Kingdom:
3.75% 10/31/18	EUR	550,000	791,275
4.4% 10/31/23 (d)	EUR	1,000,000	1,398,988
TOTAL SPAIN			2,190,263
Sweden - 1.6%
Swedish Kingdom 3.75% 8/12/17	SEK	5,480,000	921,853
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
4.25% 6/7/32	GBP	140,000	254,773
4.5% 12/7/42	GBP	630,000	1,206,600
TOTAL UNITED KINGDOM			1,461,373
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,510,220)			42,715,396
Bank Loan Obligations - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		10,000	10,213
First Data Corp. term loan 4.164% 3/24/18 (i)		15,000	14,963
TOTAL BANK LOAN OBLIGATIONS (Cost $24,752)			25,176
Preferred Securities - 1.6%
	Principal Amount (b)	Value
France - 0.4%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)	$ 200,000	$ 225,243
Germany - 0.6%
Allianz SE 4.75% (Reg. S) (e)(i)	100,000	142,079
RWE AG 4.625% (e)(i)	150,000	213,969
TOTAL GERMANY		356,048
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	322,664
TOTAL PREFERRED SECURITIES (Cost $852,366)		903,955
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,164,143)	1,164,143	1,164,143
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90%	2/19/14	EUR	2,250,000	1,282
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .90%	2/19/14	EUR	300,000	171
TOTAL PURCHASED SWAPTIONS (Cost $10,624)				1,453
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $57,933,886)	57,395,679
NET OTHER ASSETS (LIABILITIES) - 0.9%	548,809
NET ASSETS - 100%	$ 57,944,488
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
2 Euro-Buxl Index Contracts (Germany)	March 2014	$ 335,726	$ (3,950)
3 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	529,374	(12,920)
TOTAL BOND INDEX CONTRACTS		865,100	(16,870)
Sold
Bond Index Contracts
16 Euro-Bobl Index Contracts (Germany)	March 2014	2,738,854	24,856
Treasury Contracts
52 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	6,398,438	129,252
1 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	128,313	3,006
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	408,750	10,714
TOTAL TREASURY CONTRACTS		6,935,501	142,972
TOTAL SOLD		9,674,355	167,828
		$ 10,539,455	$ 150,958

The face value of futures purchased as a percentage of net assets is 1.5%

The face value of futures sold as a percentage of net assets is 16.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $13,611,350.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
1/3/14	MXN	Deutsche Bank AG	Sell	996,311	$ 76,120	$ (188)
2/25/14	AUD	Barclays Bank PLC	Buy	140,000	124,133	420
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	AUD	Citibank NA	Sell	747,000	$ 669,760	$ 5,184
2/25/14	BRL	BNP Paribas	Sell	4,704,000	1,943,079	(23,228)
2/25/14	BRL	Barclays Bank PLC	Sell	754,000	318,587	3,410
2/25/14	BRL	JPMorgan Chase Bank	Buy	733,000	304,250	2,149
2/25/14	CAD	Barclays Bank PLC	Buy	28,000	26,119	205
2/25/14	CAD	Citibank NA	Buy	247,000	230,740	1,468
2/25/14	CHF	BNP Paribas	Buy	1,069,000	1,181,559	17,339
2/25/14	CHF	Deutsche Bank AG	Sell	57,000	63,990	63
2/25/14	CLP	Barclays Bank PLC	Buy	346,260,000	643,331	11,502
2/25/14	CLP	Citibank NA	Sell	296,000,000	553,271	(6,512)
2/25/14	CZK	Barclays Bank PLC	Buy	5,723,000	282,932	5,395
2/25/14	DKK	Barclays Bank PLC	Buy	2,888,000	525,395	7,410
2/25/14	EUR	Barclays Bank PLC	Sell	95,000	128,867	(1,822)
2/25/14	EUR	Barclays Bank PLC	Sell	180,000	248,000	379
2/25/14	EUR	Barclays Bank PLC	Sell	591,000	807,448	(5,576)
2/25/14	EUR	Barclays Bank PLC	Sell	925,000	1,271,611	(889)
2/25/14	EUR	Deutsche Bank AG	Sell	176,000	242,380	261
2/25/14	EUR	Morgan Stanley Capital Svc LLC	Sell	64,000	86,981	(1,062)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	GBP	Morgan Stanley Capital Svc LLC	Buy	536,000	$ 876,842	$ 10,410
2/25/14	IDR	Barclays Bank PLC	Buy	6,642,300,000	541,786	(1,435)
2/25/14	IDR	Barclays Bank PLC	Sell	6,697,200,000	540,966	(3,851)
2/25/14	JPY	Deutsche Bank AG	Buy	24,750,000	235,841	(757)
2/25/14	JPY	Goldman Sachs Bank USA	Buy	789,950,000	7,710,628	(207,399)
2/25/14	KRW	Barclays Bank PLC	Sell	122,200,000	114,639	(1,106)
2/25/14	KRW	JPMorgan Chase Bank	Buy	510,200,000	479,827	3,424
2/25/14	MXN	BNP Paribas	Buy	7,455,000	565,904	2,511
2/25/14	MXN	Citibank NA	Sell	3,862,000	296,450	1,988
2/25/14	MYR	Barclays Bank PLC	Sell	164,000	50,642	619
2/25/14	NOK	JPMorgan Chase Bank	Buy	1,417,000	229,887	3,257
2/25/14	NZD	Barclays Bank PLC	Buy	331,000	269,474	1,666
2/25/14	PLN	Deutsche Bank AG	Buy	2,261,000	725,993	19,841
2/25/14	SEK	Barclays Bank PLC	Buy	9,278,000	1,411,332	29,791
2/25/14	SEK	JPMorgan Chase Bank	Sell	9,625,000	1,473,658	(21,363)
2/25/14	THB	Barclays Bank PLC	Buy	14,128,000	436,184	(6,250)
2/25/14	THB	JPMorgan Chase Bank	Buy	4,065,000	124,763	(1,059)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
2/25/14	TRY	Barclays Bank PLC	Buy	293,000	$ 141,802	$ (7,058)
2/25/14	TRY	Barclays Bank PLC	Sell	903,000	433,916	18,645
2/25/14	TRY	Goldman Sachs Bank USA	Buy	602,000	286,753	(9,906)
2/25/14	TWD	Goldman Sachs Bank USA	Sell	17,235,000	578,259	(363)
2/25/14	ZAR	Barclays Bank PLC	Buy	4,466,000	421,226	1,120
2/25/14	ZAR	Goldman Sachs Bank USA	Sell	2,512,000	238,219	662
						$ (150,705)

For the period, the average contract value for foreign currency contracts was $99,490,059. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 2,000,000	$ (84,270)	$ 0	$ (84,270)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	(3,208)	(19,498)	(22,706)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(4,051)	(1,787)	(5,838)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(6,998)	(905)	(7,903)
Rentokil Initial PLC	Dec. 2018	Credit Suisse Intl.	(1%)	EUR	225,000	(805)	0	(805)
Royal Bank Of Scotland PLC	Dec. 2018	Deutsche Bank AG	(5%)	EUR	200,000	(43,129)	31,454	(11,675)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(3,182)	(7,256)	(10,438)
Valeo SA	Sep. 2018	Barclays Bank PLC	(1%)	EUR	200,000	(2,616)	(4,356)	(6,972)
TOTAL CREDIT DEFAULT SWAPS						$ (148,259)	$ (2,348)	$ (150,607)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,138,255 or 7.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,702.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $91,652.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,184
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 12,439,342	$ -	$ 12,439,342	$ -
Commercial Mortgage Securities	146,214	-	146,214	-
Foreign Government and Government Agency Obligations	42,715,396	-	42,715,396	-
Bank Loan Obligations	25,176	-	25,176	-
Preferred Securities	903,955	-	903,955	-
Money Market Funds	1,164,143	1,164,143	-	-
Purchased Swaptions	1,453	-	1,453	-
Total Investments in Securities:	$ 57,395,679	$ 1,164,143	$ 56,231,536	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 149,119	$ -	$ 149,119	$ -
Futures Contracts	167,828	167,828	-	-
Total Assets	$ 316,947	$ 167,828	$ 149,119	$ -
Liabilities
Foreign Currency Contracts	$ (299,824)	$ -	$ (299,824)	$ -
Futures Contracts	(16,870)	(16,870)	-	-
Swaps	(148,259)	-	(148,259)	-
Total Liabilities	$ (464,953)	$ (16,870)	$ (448,083)	$ -
Total Other Derivative Instruments:	$ (148,006)	$ 150,958	$ (298,964)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 1,453	$ -
Swaps (d)	-	(148,259)
Total Credit Risk	1,453	(148,259)
Foreign Exchange Risk
Foreign Currency Contracts (a)	149,119	(299,824)
Interest Rate Risk
Futures Contracts (b)	167,828	(16,870)
Total Value of Derivatives	$ 318,400	$ (464,953)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net (a)
Barclays Bank PLC	$ 82,015	$ (30,603)	$ -	$ -	$ 51,412
Deutsche Bank AG	20,165	(47,282)	-	-	(27,117)
BNP Paribas	19,850	(23,228)	-	-	(3,378)
Morgan Stanley Capital Svc LLC	10,410	(1,062)	-	-	9,348
JPMorgan Chase Bank	8,830	(22,422)	-	-	(13,592)
Citibank NA	8,640	(16,692)	-	-	(8,052)
Goldman Sachs Bank USA	662	(217,668)	-	-	(217,006)
Centrally Cleared OTC Swaps	-	(84,270)	-	91,652	7,382
Credit Suisse Intl.	-	(4,856)	-	-	(4,856)
Exchange Traded Futures	167,828	(16,870)	-	186,702	337,660
Total	$ 318,400	$ (464,953)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $56,769,743)	$ 56,231,536
Fidelity Central Funds (cost $1,164,143)	1,164,143
Total Investments (cost $57,933,886)		$ 57,395,679
Cash		42,942
Foreign currency held at value (cost $552,151)		562,544
Receivable for investments sold		4,621
Unrealized appreciation on foreign currency contracts		149,119
Receivable for fund shares sold		93,385
Interest receivable		536,163
Distributions receivable from Fidelity Central Funds		104
Receivable for daily variation margin for derivative instruments		3,519
Prepaid expenses		122
Receivable from investment adviser for expense reductions		11,196
Total assets		58,799,394

Liabilities
Payable for investments purchased Regular delivery	$ 304,392
Delayed delivery	5,000
Unrealized depreciation on foreign currency contracts	299,824
Payable for fund shares redeemed	69,984
Bi-lateral OTC swaps, at value	63,989
Accrued management fee	27,226
Distribution and service plan fees payable	3,683
Audit fees payable	70,637
Other affiliated payables	7,572
Other payables and accrued expenses	2,599
Total liabilities		854,906

Net Assets		$ 57,944,488
Net Assets consist of:
Paid in capital		$ 59,480,159
Distributions in excess of net investment income		(518,981)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(315,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(701,333)
Net Assets		$ 57,944,488

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,103,270 ÷ 322,386 shares)	$ 9.63

Maximum offering price per share (100/96.00 of $9.63)	$ 10.03
Class T: Net Asset Value and redemption price per share ($3,045,068 ÷ 316,377 shares)	$ 9.62

Maximum offering price per share (100/96.00 of $9.62)	$ 10.02
Class C: Net Asset Value and offering price per share ($2,822,575 ÷ 293,454 shares)A	$ 9.62

International Bond: Net Asset Value, offering price and redemption price per share ($46,346,589 ÷ 4,813,883 shares)	$ 9.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,626,986 ÷ 272,876 shares)	$ 9.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 24,269
Interest		2,113,487
Income from Fidelity Central Funds		6,184
Income before foreign taxes withheld		2,143,940
Less foreign taxes withheld		(10,218)
Total income		2,133,722

Expenses
Management fee	$ 430,505
Transfer agent fees	87,874
Distribution and service plan fees	43,283
Accounting fees and expenses	39,587
Custodian fees and expenses	18,260
Independent trustees' compensation	290
Registration fees	112,868
Audit	125,214
Legal	164
Interest	44
Miscellaneous	904
Total expenses before reductions	858,993
Expense reductions	(246,258)	612,735
Net investment income (loss)		1,520,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,444,383)
Foreign currency transactions	(1,706,735)
Futures contracts	184,555
Swaps	(157,295)
Total net realized gain (loss)		(3,123,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,710,423)
Assets and liabilities in foreign currencies	(59,441)
Futures contracts	124,950
Swaps	(114,666)
Total change in net unrealized appreciation (depreciation)		(2,759,580)
Net gain (loss)		(5,883,438)
Net increase (decrease) in net assets resulting from operations		$ (4,362,451)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	For the period May 22, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,520,987	$ 530,514
Net realized gain (loss)	(3,123,858)	(259,974)
Change in net unrealized appreciation (depreciation)	(2,759,580)	2,058,247
Net increase (decrease) in net assets resulting from operations	(4,362,451)	2,328,787
Distributions to shareholders from net investment income	-	(529,263)
Distributions to shareholders from net realized gain	(197,460)	(829,513)
Return of capital	(1,448,132)	-
Total distributions	(1,645,592)	(1,358,776)
Share transactions - net increase (decrease)	(34,854,834)	97,837,354
Total increase (decrease) in net assets	(40,862,877)	98,807,365

Net Assets
Beginning of period	98,807,365	-
End of period (including distributions in excess of net investment income of $518,981 and undistributed net investment income of $103,984, respectively)	$ 57,944,488	$ 98,807,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.177	.083
Net realized and unrealized gain (loss)	(.549)	.334
Total from investment operations	(.372)	.417
Distributions from net investment income	-	(.080)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.182)	-
Total distributions	(.198)	(.217)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C, D	(3.65)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%	1.60% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.81%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,103	$ 2,768
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.177	.083
Net realized and unrealized gain (loss)	(.558)	.334
Total from investment operations	(.381)	.417
Distributions from net investment income	-	(.080)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.183)	-
Total distributions	(.199)	(.217)
Net asset value, end of period	$ 9.62	$ 10.20
Total Return B, C, D	(3.74)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%	1.59% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.81%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,045	$ 2,827
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.036
Net realized and unrealized gain (loss)	(.543)	.326
Total from investment operations	(.440)	.362
Distributions from net investment income	-	(.035)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.114)	-
Total distributions	(.130)	(.172)
Net asset value, end of period	$ 9.62	$ 10.19
Total Return B, C, D	(4.32)%	3.62%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%	2.35% A
Expenses net of fee waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75% A
Net investment income (loss)	1.06%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,823	$ 2,797
Portfolio turnover rate G	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - International Bond

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.203	.099
Net realized and unrealized gain (loss)	(.551)	.333
Total from investment operations	(.348)	.432
Distributions from net investment income	-	(.095)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.206)	-
Total distributions	(.222)	(.232)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07%	1.26% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.06%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,347	$ 87,752
Portfolio turnover rate F	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.201	.099
Net realized and unrealized gain (loss)	(.549)	.333
Total from investment operations	(.348)	.432
Distributions from net investment income	-	(.095)
Distributions from net realized gain	(.016)	(.137)
Return of capital	(.206)	-
Total distributions	(.222)	(.232)
Net asset value, end of period	$ 9.63	$ 10.20
Total Return B, C	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08%	1.34% A
Expenses net of fee waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.06%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627	$ 2,664
Portfolio turnover rate F	223%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,331,849
Gross unrealized depreciation	(2,028,185)
Net unrealized appreciation (depreciation) on securities and other investments	$ (696,336)

Tax Cost	$ 58,092,015

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ (837,631)

At December 31, 2013 the Fund was required to defer approximately $273,840 of losses on futures and foreign currency contracts.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 197,460	$ 1,358,776
Return of Capital	1,448,132	-
Total	$ 1,645,592	$ 1,358,776

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (42,943)	$ 6,351
Swaps	(157,295)	(114,666)
Total Credit Risk	(200,238)	(108,315)
Foreign Exchange Risk
Foreign Currency Contracts	(1,530,588)	(55,304)
Interest Rate Risk
Futures Contracts	184,555	124,950
Totals (a)	$ (1,546,271)	$ (38,669)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $143,919,751 and $148,153,667, respectively.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,417	$ 6,352
Class T	-%	.25%	7,317	6,118
Class C	.75%	.25%	28,549	27,603
			$ 43,283	$ 40,073

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 521
Class T	274
Class C*	302
$ 1,097

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,271.18
Class T	5,123.18
Class C	5,274.18
International Bond	67,998.11
Institutional Class	4,208.14
	$ 87,874

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,270,000.32%		$ 44

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 10,622
Class T	1.00%	10,385
Class C	1.75%	10,433
International Bond	.75%	204,801
Institutional Class	.75%	9,647
		$ 245,888

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $232.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $138.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012 A
From net investment income
Class A	$ -	$ 20,887
Class T	-	20,828
Class C	-	9,298
International Bond	-	454,379
Institutional Class	-	23,871
Total	$ -	$ 529,263
From net realized gain
Class A	$ 4,760	$ 36,588
Class T	4,505	36,449
Class C	4,465	37,021
International Bond	178,174	684,900
Institutional Class	5,556	34,555
Total	$ 197,460	$ 829,513
From return of capital
Class A	$ 55,624	$ -
Class T	55,472	-
Class C	33,737	-
International Bond	1,243,344	-
Institutional Class	59,955	-
Total	$ 1,448,132	$ -

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012 A	2013	2012 A
Class A
Shares sold	73,601	266,559	$ 725,313	$ 2,670,421
Reinvestment of distributions	6,097	5,504	59,259	56,287
Shares redeemed	(28,799)	(576)	(280,209)	(5,989)
Net increase (decrease)	50,899	271,487	$ 504,363	$ 2,720,719
Class T
Shares sold	42,121	271,604	$ 411,442	$ 2,722,970
Reinvestment of distributions	6,161	5,601	59,880	57,277
Shares redeemed	(9,109)	(1)	(87,059)	(15)
Net increase (decrease)	39,173	277,204	$ 384,263	$ 2,780,232

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012 A	2013	2012 A
Class C
Shares sold	40,592	269,813	$ 398,419	$ 2,702,420
Reinvestment of distributions	3,907	4,527	37,975	46,258
Shares redeemed	(25,382)	(3)	(246,282)	(30)
Net increase (decrease)	19,117	274,337	$ 190,112	$ 2,748,648
International Bond
Shares sold	5,056,843	9,352,055	$ 50,634,217	$ 94,597,632
Reinvestment of distributions	139,392	109,359	1,362,761	1,118,473
Shares redeemed	(8,987,406)	(856,360)	(88,078,426)	(8,742,874)
Net increase (decrease)	(3,791,171)	8,605,054	$ (36,081,448)	$ 86,973,231
Institutional Class
Shares sold	98,155	255,482	$ 993,202	$ 2,556,098
Reinvestment of distributions	6,728	5,712	65,511	58,426
Shares redeemed	(93,201)	-	(910,837)	-
Net increase (decrease)	11,682	261,194	$ 147,876	$ 2,614,524

A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity International Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Institutional Class and the retail class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 28, 2014.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBZ-UANN-0214
1.939050.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2013, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Bond Fund, Fidelity International Bond Fund, Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Global Bond Fund	$128,000	$-	$4,800	$-
Fidelity International Bond Fund	$128,000	$-	$4,800	$-
Fidelity Intermediate Municipal Income Fund	$56,000	$-	$2,300	$3,300
Fidelity Strategic Income Fund	$175,000	$-	$4,600	$5,100

December 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Global Bond Fund	$124,000	$-	$4,700	$-
Fidelity International Bond Fund	$124,000	$-	$4,700	$-
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,200	$3,500
Fidelity Strategic Income Fund	$168,000	$-	$4,500	$5,500

A Amounts may reflect rounding.

B Fidelity Global Bond Fund and Fidelity International Bond Fund commenced operations on May 22, 2012.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2013A	December 31, 2012A,B
Audit-Related Fees	$4,920,000	$4,805,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global Bond Fund and Fidelity International Bond Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2013 A	December 31, 2012 A,B
PwC	$5,545,000	$5,635,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global Bond Fund and Fidelity International Bond Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2014